UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: May 31, 2012

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	936,244,763	967,909,468
0.0%		Warrants	59,741	75,172

99.7%		Total Investments	936,304,504	967,984,640
0.4%		Collateral Invested for Securities on Loan	3,529,342	3,529,342
(0	.1)%	Other Assets and Liabilities, Net		(784,452)

100.0%		Net Assets		970,729,530

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Allison Transmission Holdings, Inc.	1,228	22,681
American Axle & Manufacturing Holdings, Inc. *	3,070	28,428
BorgWarner, Inc. *	7,371	528,869
Cooper Tire & Rubber Co.	6,140	95,047
Dana Holding Corp.	10,438	139,034
Dorman Products, Inc. *	1,228	59,116
Federal-Mogul Corp. *	2,968	33,153
Ford Motor Co.	254,810	2,690,794
General Motors Co. *	39,296	872,371
Gentex Corp.	9,210	205,383
Harley-Davidson, Inc.	15,964	769,146
Johnson Controls, Inc.	45,436	1,369,441
Lear Corp.	7,368	293,615
Tenneco, Inc. *	3,684	100,021
Tesla Motors, Inc. *(a)	3,684	108,678
The Goodyear Tire & Rubber Co. *	19,648	205,322
Thor Industries, Inc.	3,070	94,402
TRW Automotive Holdings Corp. *	7,368	284,184
Visteon Corp. *	4,298	171,920
WABCO Holdings, Inc. *	4,298	222,464

		8,294,069

Banks 3.3%
Associated Banc-Corp	13,214	167,289
Astoria Financial Corp.	9,824	88,318
BancFirst Corp.	1,243	47,147
BancorpSouth, Inc.	4,912	66,263
Bank of Hawaii Corp.	3,070	142,264
Bank of the Ozarks, Inc.	2,456	71,322
BankUnited, Inc.	2,671	63,009
BB&T Corp.	46,664	1,410,186
BBCN Bancorp, Inc. *	9,210	99,376
Beneficial Mutual Bancorp, Inc. *	5,697	49,279
BOK Financial Corp.	2,456	136,922
Boston Private Financial Holdings, Inc.	9,210	83,074
Brookline Bancorp, Inc.	5,556	48,837
CapitalSource, Inc.	18,494	117,067
Capitol Federal Financial, Inc.	15,350	178,828
Cathay General Bancorp	7,368	122,161
CIT Group, Inc. *	14,122	482,831
City Holding Co.	1,228	39,517
City National Corp.	3,070	152,518
Columbia Banking System, Inc.	4,298	77,880
Comerica, Inc.	14,122	429,591
Commerce Bancshares, Inc.	5,752	222,832
Community Bank System, Inc.	2,456	65,354
Cullen/Frost Bankers, Inc.	3,684	209,583
CVB Financial Corp.	6,354	69,195
East West Bancorp, Inc.	10,438	233,707
F.N.B. Corp.	13,508	143,455
Fifth Third Bancorp	64,470	860,674
First Citizens BancShares, Inc., Class A	614	103,459
First Commonwealth Financial Corp.	8,157	51,144
First Financial Bancorp	3,740	57,446
First Financial Bankshares, Inc. (a)	3,070	98,424
First Horizon National Corp.	21,490	182,235
First Midwest Bancorp, Inc.	6,140	61,953
First Niagara Financial Group, Inc.	20,876	168,469
First Republic Bank *	4,912	154,237
FirstMerit Corp.	7,368	117,151
Fulton Financial Corp.	15,056	152,517
Glacier Bancorp, Inc.	7,368	105,731
Hancock Holding Co.	5,526	168,488
Home Bancshares, Inc.	2,456	69,087
Hudson City Bancorp, Inc.	32,542	201,760
Huntington Bancshares, Inc.	57,716	377,463
IBERIABANK Corp.	1,842	89,319
International Bancshares Corp.	6,140	113,406
Investors Bancorp, Inc. *	3,684	55,039
Kearny Financial Corp.	5,287	48,958
KeyCorp	66,146	496,095
M&T Bank Corp.	8,596	699,027
MB Financial, Inc.	5,526	112,233
MGIC Investment Corp. *	18,420	46,787
National Penn Bancshares, Inc.	8,560	76,270
NBT Bancorp, Inc.	4,298	85,401
New York Community Bancorp, Inc.	28,858	356,396
Northwest Bancshares, Inc.	9,210	105,639
Ocwen Financial Corp. *	8,596	137,794
Old National Bancorp	9,210	106,744
Oritani Financial Corp.	4,298	58,840
Pacific Capital Bancorp NA *	1,754	79,895
PacWest Bancorp	3,070	70,027
Park National Corp. (a)	888	57,303
People’s United Financial, Inc.	23,332	271,351
PNC Financial Services Group, Inc.	35,612	2,187,289
Popular, Inc. *	6,764	103,286
PrivateBancorp, Inc.	5,526	81,398

 1

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Prosperity Bancshares, Inc.	3,070	131,150
Provident Financial Services, Inc.	4,912	68,522
Regions Financial Corp.	95,170	598,619
Signature Bank *	3,070	188,529
Sterling Financial Corp. *	2,511	44,997
SunTrust Banks, Inc.	36,050	826,266
Susquehanna Bancshares, Inc.	12,430	119,701
SVB Financial Group *	3,684	219,787
Synovus Financial Corp.	49,734	94,992
TCF Financial Corp.	12,528	147,705
Texas Capital Bancshares, Inc. *	2,504	97,105
TFS Financial Corp. *	8,596	80,545
Trustmark Corp.	4,912	119,951
U.S. Bancorp	129,554	4,030,425
UMB Financial Corp.	2,456	119,779
Umpqua Holdings Corp.	9,824	126,042
United Bankshares, Inc.	4,912	125,845
Valley National Bancorp	16,121	180,394
Washington Federal, Inc.	7,368	120,909
Webster Financial Corp.	4,981	100,965
Wells Fargo & Co.	337,700	10,823,285
Westamerica Bancorp	1,842	82,356
Western Alliance Bancorp *	6,254	54,535
Wintrust Financial Corp.	3,070	104,411
Zions Bancorp	11,666	222,004

		32,215,359

Capital Goods 8.0%
3M Co.	43,594	3,679,770
A.O. Smith Corp.	2,456	113,369
AAR Corp.	2,456	29,595
Actuant Corp., Class A	5,526	144,615
Acuity Brands, Inc.	3,070	167,315
Aecom Technology Corp. *	6,754	110,023
Aegion Corp. *	2,676	42,201
Aerovironment, Inc. *	1,842	41,040
AGCO Corp. *	6,140	246,889
Air Lease Corp. *	6,140	128,510
Aircastle Ltd.	5,526	61,394
Albany International Corp., Class A	2,140	39,034
Alliant Techsystems, Inc.	1,842	90,166
American Science & Engineering, Inc.	614	29,748
AMETEK, Inc.	11,052	560,447
Applied Industrial Technologies, Inc.	3,070	115,770
Armstrong World Industries, Inc.	1,447	67,416
Astec Industries, Inc. *	1,364	37,442
Barnes Group, Inc.	3,254	75,721
BE Aerospace, Inc. *	7,368	319,182
Beacon Roofing Supply, Inc. *	3,070	76,290
Belden, Inc.	3,684	115,125
Blount International, Inc. *	3,070	41,813
Brady Corp., Class A	3,070	84,241
Briggs & Stratton Corp.	4,912	83,013
Carlisle Cos., Inc.	4,298	223,410
Caterpillar, Inc.	39,378	3,450,300
Ceradyne, Inc.	1,707	42,999
Chart Industries, Inc. *	1,863	116,363
CLARCOR, Inc.	3,684	179,779
Colfax Corp. *	3,070	86,973
Cooper Industries plc	10,638	749,979
Crane Co.	3,684	139,587
Cubic Corp.	1,064	46,178
Cummins, Inc.	11,725	1,136,739
Curtiss-Wright Corp.	3,070	93,297
Danaher Corp.	38,682	2,010,304
Deere & Co.	27,048	1,998,036
Donaldson Co., Inc.	9,824	351,404
Dover Corp.	12,280	694,557
Dycom Industries, Inc. *	2,246	43,977
Eaton Corp.	22,718	969,150
EMCOR Group, Inc.	4,298	117,550
Emerson Electric Co.	49,487	2,314,507
Encore Wire Corp.	1,699	42,492
EnerSys *	4,298	141,748
EnPro Industries, Inc. *	1,380	53,158
ESCO Technologies, Inc.	2,456	85,714
Esterline Technologies Corp. *	2,456	158,633
Exelis, Inc.	12,280	122,800
Fastenal Co.	19,648	869,031
Flowserve Corp.	3,684	378,642
Fluor Corp.	11,413	535,041
Fortune Brands Home & Security, Inc. *	10,438	236,108
Foster Wheeler AG *	7,568	135,392
Franklin Electric Co., Inc.	1,842	90,111
Gardner Denver, Inc.	3,684	199,231
GATX Corp.	3,684	141,060
Generac Holdings, Inc. *	1,842	45,590
General Cable Corp. *	3,195	90,930
General Dynamics Corp.	20,262	1,296,971
General Electric Co.	714,082	13,631,825
Goodrich Corp.	8,596	1,081,119
Graco, Inc.	4,298	207,035
GrafTech International Ltd. *	8,596	91,719
Granite Construction, Inc.	3,684	84,437
H&E Equipment Services, Inc. *	2,554	40,532
Harsco Corp.	5,526	111,073
HEICO Corp., Class A	3,841	128,673
Hexcel Corp. *	8,596	209,570
Honeywell International, Inc.	47,892	2,665,669
Hubbell, Inc., Class B	3,684	290,741
Huntington Ingalls Industries, Inc. *	3,684	135,498
IDEX Corp.	5,526	219,548
II-VI, Inc. *	4,932	93,215
Illinois Tool Works, Inc.	27,933	1,568,438
Ingersoll-Rand plc	21,011	867,964
Interline Brands, Inc. *	2,313	57,987
ITT Corp.	6,140	126,054
Jacobs Engineering Group, Inc. *	8,596	305,330
Joy Global, Inc.	7,368	411,576
Kaman Corp.	1,842	53,879
Kaydon Corp.	3,070	68,492
KBR, Inc.	11,052	281,494
Kennametal, Inc.	5,526	192,084
L-3 Communications Holdings, Inc.	6,754	460,555
Lennox International, Inc.	3,684	158,007
Lincoln Electric Holdings, Inc.	6,140	292,141
Lindsay Corp.	835	46,468
Lockheed Martin Corp.	17,831	1,476,407
Masco Corp.	25,788	326,734
MasTec, Inc. *	4,263	69,700
Meritor, Inc. *	6,985	37,789
Moog, Inc., Class A *	3,684	140,066

2

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MRC Global, Inc. *	1,842	38,240
MSC Industrial Direct Co., Class A	3,070	220,150
Mueller Industries, Inc.	2,541	107,942
NACCO Industries, Inc., Class A	614	64,427
Navistar International Corp. *	4,298	120,086
Nordson Corp.	3,684	197,499
Northrop Grumman Corp.	16,578	973,957
Orbital Sciences Corp. *	3,684	41,224
Oshkosh Corp. *	6,140	125,686
Owens Corning *	7,643	235,863
PACCAR, Inc.	24,560	922,719
Pall Corp.	7,982	444,278
Parker Hannifin Corp.	10,438	853,202
Pentair, Inc.	6,754	275,293
Polypore International, Inc. *(a)	2,456	90,847
Precision Castparts Corp.	9,824	1,632,847
Primoris Services Corp.	3,173	38,044
Proto Labs, Inc. *	1,605	59,208
Quanta Services, Inc. *	13,508	305,011
Raven Industries, Inc.	1,228	81,809
Raytheon Co.	23,332	1,174,066
RBC Bearings, Inc. *	1,842	85,469
Regal-Beloit Corp.	2,456	148,072
Rexnord Corp. *	1,228	24,314
Robbins & Myers, Inc.	3,070	139,961
Rockwell Automation, Inc.	9,824	712,338
Rockwell Collins, Inc.	10,438	525,762
Roper Industries, Inc.	6,754	683,640
Rush Enterprises, Inc., Class A *	2,231	36,968
Sauer-Danfoss, Inc.	1,045	37,756
Seaboard Corp. *	26	51,645
Simpson Manufacturing Co., Inc.	3,684	102,378
Snap-On, Inc.	3,684	222,919
Spirit AeroSystems Holdings, Inc., Class A *	7,855	181,215
SPX Corp.	3,684	264,622
Stanley Black & Decker, Inc.	11,666	772,872
Sun Hydraulics Corp.	1,699	39,638
TAL International Group, Inc.	1,854	60,644
Teledyne Technologies, Inc. *	3,070	182,911
Tennant Co.	1,842	77,732
Terex Corp. *	7,982	132,741
Textainer Group Holdings Ltd.	1,493	49,075
Textron, Inc.	19,034	449,773
The Babcock & Wilcox Co. *	7,982	196,756
The Boeing Co.	44,822	3,120,059
The Manitowoc Co., Inc.	10,438	108,555
The Middleby Corp. *	1,261	128,962
The Shaw Group, Inc. *	5,526	140,360
The Timken Co.	5,526	263,590
The Toro Co.	2,456	182,997
Titan International, Inc.	2,456	55,014
TransDigm Group, Inc. *	3,099	381,177
TriMas Corp. *	2,140	42,821
Trinity Industries, Inc.	5,526	136,492
Triumph Group, Inc.	2,605	155,883
Tutor Perini Corp. *	4,912	55,211
Tyco International Ltd.	31,314	1,664,652
United Rentals, Inc. *	5,606	193,687
United Technologies Corp.	53,418	3,958,808
URS Corp.	5,526	199,875
USG Corp. *(a)	7,368	113,615
Valmont Industries, Inc.	1,842	210,909
W.W. Grainger, Inc.	4,298	832,308
Wabtec Corp.	3,070	222,913
Watsco, Inc.	1,842	135,590
Watts Water Technologies, Inc., Class A	3,070	101,463
WESCO International, Inc. *	3,070	182,634
Woodward, Inc.	3,684	138,924
Xylem, Inc.	12,280	311,052

		78,038,839

Commercial & Professional Services 0.9%
ABM Industries, Inc.	4,912	105,461
Acacia Research Corp. *	2,456	85,395
Acco Brands Corp. *	7,368	67,196
Avery Dennison Corp.	7,368	214,483
Cintas Corp.	7,982	294,536
Clean Harbors, Inc. *	3,684	228,666
Copart, Inc. *	7,808	211,675
Corrections Corp. of America *	7,368	192,084
Covanta Holding Corp.	9,210	144,044
Deluxe Corp.	3,684	85,174
Equifax, Inc.	8,596	388,281
FTI Consulting, Inc. *	3,684	116,304
Healthcare Services Group, Inc.	4,202	82,149
Herman Miller, Inc.	6,140	113,467
HNI Corp.	3,684	85,137
Huron Consulting Group, Inc. *	1,228	38,387
IHS, Inc., Class A *	3,070	303,899
Insperity, Inc.	1,851	46,479
Interface, Inc.	6,754	85,708
Iron Mountain, Inc.	12,280	348,138
KAR Auction Services, Inc. *	6,141	91,501
Knoll, Inc.	3,247	43,088
Korn/Ferry International *	6,140	83,504
Manpower, Inc.	5,526	198,660
McGrath Rentcorp	1,630	41,158
Mine Safety Appliances Co.	2,157	88,610
Mobile Mini, Inc. *	2,456	33,745
Navigant Consulting, Inc. *	3,736	44,720
Nielsen Holdings N.V. *	4,810	133,429
Pitney Bowes, Inc. (a)	14,122	192,624
Portfolio Recovery Associates, Inc. *	1,228	84,867
R.R. Donnelley & Sons Co. (a)	14,122	151,953
Republic Services, Inc.	20,876	550,291
Resources Connection, Inc.	5,526	66,312
Robert Half International, Inc.	10,438	296,648
Rollins, Inc.	7,368	156,496
RPX Corp. *	2,785	37,124
Steelcase, Inc., Class A	8,660	75,948
Stericycle, Inc. *	5,526	482,199
Sykes Enterprises, Inc. *	4,298	64,685
Tetra Tech, Inc. *	3,684	92,063
The Advisory Board Co. *	1,228	118,956
The Brink’s Co.	3,684	83,885
The Corporate Executive Board Co.	2,232	81,111
The Dun & Bradstreet Corp.	3,684	248,928
The Geo Group, Inc. *	4,912	106,885
Towers Watson & Co., Class A	3,860	232,604
TrueBlue, Inc. *	3,684	55,076
UniFirst Corp.	1,228	70,266

 3

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Stationers, Inc.	3,684	93,021
Verisk Analytics, Inc., Class A *	9,824	470,570
Waste Connections, Inc.	8,112	251,066
Waste Management, Inc.	27,016	876,399

		8,935,055

Consumer Durables & Apparel 1.4%
Brookfield Residential Properties, Inc. *	4,801	51,083
Brunswick Corp.	6,140	134,466
Carter’s, Inc. *	4,298	231,791
Coach, Inc.	19,648	1,325,258
Columbia Sportswear Co.	1,228	59,055
Crocs, Inc. *	6,805	115,073
D.R. Horton, Inc.	19,648	326,157
Deckers Outdoor Corp. *	3,070	170,907
Fifth & Pacific Co., Inc. *	6,375	76,309
Fossil, Inc. *	3,684	269,521
Garmin Ltd.	7,982	342,907
Hanesbrands, Inc. *	6,754	188,166
Harman International Industries, Inc.	4,912	192,649
Hasbro, Inc.	7,982	282,722
Helen of Troy Ltd. *	3,070	96,644
Iconix Brand Group, Inc. *	4,926	73,791
iRobot Corp. *	1,839	38,950
Jarden Corp.	5,368	218,209
KB Home (a)	4,486	32,523
La-Z-Boy, Inc. *	4,912	69,308
Leggett & Platt, Inc.	11,052	229,771
Lennar Corp., Class A	10,438	284,853
M.D.C Holdings, Inc.	3,070	88,170
Mattel, Inc.	22,794	709,577
Meritage Homes Corp. *	1,851	55,548
Michael Kors Holdings Ltd. *	2,817	110,933
Mohawk Industries, Inc. *	3,684	250,880
Newell Rubbermaid, Inc.	19,648	361,523
NIKE, Inc., Class B	25,788	2,789,746
NVR, Inc. *	398	320,310
Oxford Industries, Inc.	1,230	56,641
Polaris Industries, Inc.	4,912	373,165
PulteGroup, Inc. *	23,332	218,387
PVH Corp.	4,298	348,138
Ralph Lauren Corp.	4,298	639,542
Standard Pacific Corp. *	11,089	57,219
Steven Madden Ltd. *	3,070	124,458
Sturm Ruger & Co., Inc. (a)	1,281	49,921
Tempur-Pedic International, Inc. *	4,298	198,611
The Jones Group, Inc.	4,912	47,352
The Ryland Group, Inc.	5,526	123,561
The Warnaco Group, Inc. *	3,070	136,646
Toll Brothers, Inc. *	10,438	284,749
Tupperware Brands Corp.	4,298	232,307
Under Armour, Inc., Class A *	3,070	309,241
Vera Bradley, Inc. *(a)	1,842	40,285
VF Corp.	6,140	865,986
Whirlpool Corp.	4,912	303,955
Wolverine World Wide, Inc.	3,684	156,607

		14,063,571

Consumer Services 2.5%
American Public Education, Inc. *	1,230	34,969
Apollo Group, Inc., Class A *	8,596	273,525
Bally Technologies, Inc. *	3,684	171,490
BJ’s Restaurants, Inc. *	1,842	80,661
Bob Evans Farms, Inc.	1,977	80,148
Boyd Gaming Corp. *	12,280	93,574
Bridgepoint Education, Inc. *(a)	3,794	74,325
Brinker International, Inc.	5,407	174,700
Buffalo Wild Wings, Inc. *	1,842	156,773
Carnival Corp.	26,973	865,564
CEC Entertainment, Inc.	1,839	64,291
Chipotle Mexican Grill, Inc. *	2,078	858,360
Choice Hotels International, Inc.	3,070	111,717
Churchill Downs, Inc.	951	57,060
Coinstar, Inc. *	1,915	117,638
Cracker Barrel Old Country Store, Inc.	1,842	112,859
Darden Restaurants, Inc.	9,210	476,433
DeVry, Inc.	4,298	117,464
DineEquity, Inc. *	1,058	50,784
Domino’s Pizza, Inc.	4,968	152,567
Dunkin’ Brands Group, Inc.	5,526	179,429
Gaylord Entertainment Co. *	2,456	93,205
H&R Block, Inc.	22,718	346,904
Hillenbrand, Inc.	4,912	92,198
Hyatt Hotels Corp., Class A *	2,456	90,847
International Game Technology	20,876	298,527
International Speedway Corp., Class A	3,684	88,563
Interval Leisure Group, Inc.	3,263	54,329
ITT Educational Services, Inc. *(a)	2,456	139,746
Jack in the Box, Inc. *	4,912	126,975
K12, Inc. *(a)	2,456	53,836
Las Vegas Sands Corp.	26,496	1,223,585
Life Time Fitness, Inc. *	2,701	115,765
Marriott International, Inc., Class A	20,876	808,110
Marriott Vacations Worldwide Corp. *	2,044	57,845
Matthews International Corp., Class A	2,456	73,975
McDonald’s Corp.	69,996	6,253,443
MGM Resorts International *	21,116	228,686
Orient-Express Hotels Ltd., Class A *	6,140	51,822
P.F. Chang’s China Bistro, Inc.	1,423	72,957
Panera Bread Co., Class A *	2,456	360,909
Papa John’s International, Inc. *	1,356	63,081
Peet’s Coffee & Tea, Inc. *	860	51,239
Penn National Gaming, Inc. *	4,298	197,493
Pinnacle Entertainment, Inc. *	4,283	41,888
Regis Corp.	6,140	112,423
Royal Caribbean Cruises Ltd.	9,210	216,896
Scientific Games Corp., Class A *	7,368	62,923
Service Corp. International	17,192	196,848
Shuffle Master, Inc. *	3,598	57,064
Six Flags Entertainment Corp.	3,687	168,238
Sotheby’s	4,394	134,017
Starbucks Corp.	50,348	2,763,602
Starwood Hotels & Resorts Worldwide, Inc.	12,894	681,448
Steiner Leisure Ltd. *	983	45,051
Strayer Education, Inc. (a)	1,228	110,336
Texas Roadhouse, Inc.	4,298	78,138
The Cheesecake Factory, Inc. *	4,912	159,345

4

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Wendy’s Co.	25,174	115,549
Vail Resorts, Inc.	2,456	106,762
Weight Watchers International, Inc. *	2,028	115,069
WMS Industries, Inc. *	3,070	63,027
Wyndham Worldwide Corp.	10,438	519,812
Wynn Resorts Ltd.	6,140	632,666
Yum! Brands, Inc.	31,928	2,246,454

		23,875,927

Diversified Financials 4.8%
Affiliated Managers Group, Inc. *	3,684	379,710
American Express Co.	69,382	3,873,597
Ameriprise Financial, Inc.	15,350	735,572
Bank of America Corp.	680,926	5,004,806
BGC Partners, Inc., Class A	6,354	37,870
BlackRock, Inc.	6,904	1,179,203
Capital One Financial Corp.	36,840	1,892,471
Cash America International, Inc.	1,985	88,293
CBOE Holdings, Inc.	6,796	171,599
Citigroup, Inc.	196,480	5,208,685
CME Group, Inc.	4,298	1,107,036
Cohen & Steers, Inc. (a)	1,842	59,589
Credit Acceptance Corp. *	614	52,030
DFC Global Corp. *	2,456	40,475
Discover Financial Services	36,840	1,219,772
Duff & Phelps Corp., Class A	5,526	78,746
E*TRADE Financial Corp. *	16,578	140,747
Eaton Vance Corp.	7,982	194,282
Evercore Partners, Inc., Class A	1,228	30,344
EZCORP, Inc., Class A *	3,684	86,942
Federated Investors, Inc., Class B (a)	7,368	148,023
Financial Engines, Inc. *	3,070	64,409
First Cash Financial Services, Inc. *	1,857	69,563
Franklin Resources, Inc.	9,831	1,049,853
GAMCO Investors, Inc., Class A	1,086	45,080
Green Dot Corp., Class A *(a)	1,704	36,193
Greenhill & Co., Inc.	2,456	85,641
Interactive Brokers Group, Inc., Class A	3,047	43,450
IntercontinentalExchange, Inc. *	4,912	601,474
Invesco Ltd.	31,314	681,080
Janus Capital Group, Inc.	12,280	89,644
Jefferies Group, Inc.	9,979	133,319
JPMorgan Chase & Co.	257,880	8,548,722
Knight Capital Group, Inc., Class A *	6,140	77,180
Legg Mason, Inc.	8,747	222,611
Leucadia National Corp.	13,508	274,483
LPL Investment Holdings, Inc.	3,684	119,288
MarketAxess Holdings, Inc.	2,211	71,393
Moody’s Corp.	14,122	516,724
Morgan Stanley	89,644	1,197,644
MSCI, Inc., Class A *	8,596	290,631
Nelnet, Inc., Class A	1,918	44,766
Northern Trust Corp.	14,736	636,301
NYSE Euronext	17,806	432,864
PHH Corp. *	6,140	101,740
PICO Holdings, Inc. *	3,070	68,031
Raymond James Financial, Inc.	6,754	230,852
SEI Investments Co.	11,052	197,941
SLM Corp.	34,998	488,922
State Street Corp.	33,770	1,391,662
Stifel Financial Corp. *	3,684	117,114
T. Rowe Price Group, Inc.	17,192	990,087
TD Ameritrade Holding Corp.	15,964	273,942
The Bank of New York Mellon Corp.	81,100	1,651,196
The Charles Schwab Corp. (b)	70,342	876,461
The Goldman Sachs Group, Inc.	28,244	2,702,951
The NASDAQ OMX Group, Inc. *	10,438	228,383
Waddell & Reed Financial, Inc., Class A	5,526	158,651
WisdomTree Investments, Inc. *	7,368	49,218
World Acceptance Corp. *	1,228	84,044

		46,673,300

Energy 9.9%
Alpha Natural Resources, Inc. *	15,508	162,524
Anadarko Petroleum Corp.	33,770	2,059,970
Apache Corp.	25,788	2,098,627
Apco Oil & Gas International, Inc. (a)	1,240	28,235
Approach Resources, Inc. *	1,425	39,943
Arch Coal, Inc. (a)	13,508	85,641
Atwood Oceanics, Inc. *	3,684	140,766
Baker Hughes, Inc.	29,472	1,229,867
Berry Petroleum Co., Class A	3,684	143,344
Bill Barrett Corp. *	4,298	82,994
Bristow Group, Inc.	3,070	122,953
C&J Energy Services, Inc. *(a)	3,025	54,087
Cabot Oil & Gas Corp.	14,736	479,509
Cameron International Corp. *	17,192	785,502
CARBO Ceramics, Inc. (a)	1,842	149,865
Carrizo Oil & Gas, Inc. *	2,456	54,302
Cheniere Energy, Inc. *	12,894	181,032
Chesapeake Energy Corp.	43,594	736,739
Chevron Corp.	135,694	13,340,077
Cimarex Energy Co.	6,140	327,078
Clayton Williams Energy, Inc. *	614	35,084
Clean Energy Fuels Corp. *(a)	4,298	58,496
Cloud Peak Energy, Inc. *	4,298	66,533
Cobalt International Energy, Inc. *	12,622	285,888
Comstock Resources, Inc. *	3,070	45,897
Concho Resources, Inc. *	7,368	646,468
ConocoPhillips	83,504	4,355,569
CONSOL Energy, Inc.	14,859	417,241
Contango Oil & Gas Co. *	614	32,260
Continental Resources, Inc. *	3,884	282,988
Crosstex Energy, Inc.	3,672	49,609
CVR Energy, Inc. *(a)	1,228	31,240
Denbury Resources, Inc. *	26,451	399,939
Devon Energy Corp.	25,788	1,534,902
Diamond Offshore Drilling, Inc.	4,298	250,058
Dresser-Rand Group, Inc. *	5,061	222,077
Dril-Quip, Inc. *	3,070	186,011
Energen Corp.	4,912	216,865
EOG Resources, Inc.	18,420	1,829,106
EQT Corp.	10,438	484,114
EXCO Resources, Inc. (a)	10,438	75,154
Exterran Holdings, Inc. *	4,326	49,922
Exxon Mobil Corp.	324,192	25,491,217
FMC Technologies, Inc. *	16,152	649,956
Forest Oil Corp. *	7,368	61,523
Forum Energy Technologies, Inc. *	1,228	26,377
GeoResources, Inc. *	1,839	65,652

 5

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gulfmark Offshore, Inc., Class A *	1,842	65,741
Gulfport Energy Corp. *	3,090	57,103
Halliburton Co.	62,628	1,882,598
Helix Energy Solutions Group, Inc. *	6,754	115,696
Helmerich & Payne, Inc.	6,754	305,956
Hercules Offshore, Inc. *	11,004	36,423
Hess Corp.	20,876	912,281
HollyFrontier Corp.	13,040	384,419
Hornbeck Offshore Services, Inc. *	2,456	82,006
ION Geophysical Corp. *	11,666	70,696
Key Energy Services, Inc. *	11,666	115,610
Kinder Morgan, Inc. (a)	31,560	1,079,028
KiOR, Inc., Class A *(a)	5,386	48,743
Kodiak Oil & Gas Corp. *	16,614	134,740
Laredo Petroleum Holdings, Inc. *	2,108	44,373
Lufkin Industries, Inc.	2,456	141,146
Magnum Hunter Resources Corp. *(a)	8,652	34,868
Marathon Oil Corp.	48,506	1,208,284
Marathon Petroleum Corp.	24,560	885,879
McDermott International, Inc. *	15,964	162,035
McMoRan Exploration Co. *(a)	9,456	92,007
Murphy Oil Corp.	12,894	601,118
Nabors Industries Ltd. *	20,262	274,550
National-Oilwell Varco, Inc.	28,858	1,926,271
Newfield Exploration Co. *	9,210	275,932
Newpark Resources, Inc. *	6,170	35,724
Noble Corp. *	17,435	545,192
Noble Energy, Inc.	12,280	1,037,169
Northern Oil and Gas, Inc. *	4,298	77,063
Oasis Petroleum, Inc. *	4,912	126,189
Occidental Petroleum Corp.	54,646	4,331,788
Oceaneering International, Inc.	7,368	340,549
Oil States International, Inc. *	3,370	224,341
Parker Drilling Co. *	7,949	38,871
Patterson-UTI Energy, Inc.	11,052	167,106
Peabody Energy Corp.	19,034	444,634
Petroleum Development Corp. *	2,456	61,007
Phillips 66 *	41,752	1,253,813
Pioneer Drilling Co. *	7,982	59,386
Pioneer Natural Resources Co.	8,596	831,233
Plains Exploration & Production Co. *	9,824	351,601
QEP Resources, Inc.	11,830	311,366
Quicksilver Resources, Inc. *(a)	9,314	41,634
Range Resources Corp.	11,052	634,827
Rosetta Resources, Inc. *	4,298	166,290
Rowan Cos. plc, Class A *	8,596	257,880
RPC, Inc. (a)	3,386	35,147
SandRidge Energy, Inc. *	23,967	152,190
Schlumberger Ltd.	90,258	5,708,818
SEACOR Holdings, Inc. *	1,228	105,866
SemGroup Corp., Class A *	3,070	92,561
Ship Finance International Ltd. (a)	3,816	59,110
SM Energy Co.	4,298	232,479
Southwestern Energy Co. *	23,332	653,996
Spectra Energy Corp.	43,594	1,251,584
Stone Energy Corp. *	4,654	109,648
Sunoco, Inc.	7,982	370,764
Superior Energy Services, Inc. *	10,738	232,370
Swift Energy Co. *	2,456	48,899
Targa Resources Corp.	2,456	108,899
Teekay Corp.	2,702	72,792
Tesco Corp. *	5,526	66,423
Tesoro Corp. *	9,824	217,307
TETRA Technologies, Inc. *	5,505	35,177
The Williams Cos., Inc.	39,296	1,199,707
Tidewater, Inc.	3,684	166,075
Ultra Petroleum Corp. *	10,438	193,312
Unit Corp. *	3,070	122,155
Valero Energy Corp.	38,068	803,235
W&T Offshore, Inc.	2,456	37,749
Weatherford International Ltd. *	50,962	612,054
Western Refining, Inc.	4,298	83,123
Whiting Petroleum Corp. *	8,596	371,433
World Fuel Services Corp.	4,912	184,200
WPX Energy, Inc. *	13,073	191,781

		95,947,221

Food & Staples Retailing 2.1%
Casey’s General Stores, Inc.	3,070	173,854
Costco Wholesale Corp.	29,472	2,546,086
CVS Caremark Corp.	87,659	3,939,395
Fresh Market, Inc. *	2,456	142,743
Harris Teeter Supermarkets, Inc.	2,614	98,103
PriceSmart, Inc.	1,228	82,988
Rite Aid Corp. *	41,406	53,828
Safeway, Inc.	23,783	452,353
SUPERVALU, Inc. (a)	13,699	61,920
Sysco Corp.	39,910	1,113,888
The Andersons, Inc.	1,842	80,219
The Kroger Co.	37,291	820,775
United Natural Foods, Inc. *	3,070	155,649
Wal-Mart Stores, Inc.	117,888	7,759,388
Walgreen Co.	59,090	1,803,427
Weis Markets, Inc.	1,228	53,590
Whole Foods Market, Inc.	11,052	979,318

		20,317,524

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	138,764	4,466,813
Annie’s, Inc. *	614	24,652
Archer-Daniels-Midland Co.	41,534	1,324,104
B&G Foods, Inc.	3,684	88,711
Beam, Inc.	10,438	632,125
Brown-Forman Corp., Class B	7,368	642,342
Bunge Ltd.	9,824	584,528
Campbell Soup Co.	14,122	447,667
Coca-Cola Enterprises, Inc.	20,204	552,781
ConAgra Foods, Inc.	27,774	698,516
Constellation Brands, Inc., Class A *	13,508	260,569
Corn Products International, Inc. *	5,526	282,323
Darling International, Inc. *	7,982	111,828
Dean Foods Co. *	11,666	182,456
Diamond Foods, Inc. (a)	1,842	38,866
Dr. Pepper Snapple Group, Inc.	14,295	589,812
Flowers Foods, Inc.	9,824	216,324
Fresh Del Monte Produce, Inc.	3,070	72,053
General Mills, Inc.	41,752	1,598,267
Green Mountain Coffee Roasters, Inc. *	7,982	188,375
H.J. Heinz Co.	22,104	1,173,280
Hormel Foods Corp.	9,824	293,836
J&J Snack Foods Corp.	1,280	70,490

6

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kellogg Co.	17,215	839,748
Kraft Foods, Inc., Class A	119,730	4,582,067
Lancaster Colony Corp.	1,240	83,477
Lorillard, Inc.	9,210	1,138,356
McCormick & Co., Inc., Non Voting Shares	8,596	484,471
Mead Johnson Nutrition Co.	14,122	1,140,210
Molson Coors Brewing Co., Class B	10,438	401,341
Monster Beverage Corp. *	10,438	757,799
PepsiCo, Inc.	105,608	7,165,503
Philip Morris International, Inc.	116,660	9,858,937
Post Holdings, Inc. *	1,842	55,389
Ralcorp Holdings, Inc. *	3,684	234,118
Reynolds American, Inc.	23,332	976,211
Sanderson Farms, Inc.	1,842	101,199
Sara Lee Corp.	39,296	821,286
Smithfield Foods, Inc. *	10,438	205,315
Snyders-Lance, Inc.	3,684	95,010
The Boston Beer Co., Inc., Class A *(a)	614	64,378
The Coca-Cola Co.	141,220	10,553,371
The Hain Celestial Group, Inc. *	3,070	170,354
The Hershey Co.	10,438	697,885
The J.M. Smucker Co.	7,982	611,102
Tootsie Roll Industries, Inc.	1,896	42,376
TreeHouse Foods, Inc. *	2,456	140,017
Tyson Foods, Inc., Class A	19,034	368,689
Universal Corp.	1,842	83,203
Vector Group Ltd. (a)	3,483	57,818

		56,270,348

Health Care Equipment & Services 4.2%
Abaxis, Inc. *	1,839	60,209
ABIOMED, Inc. *	2,307	46,901
Accretive Health, Inc. *(a)	4,912	57,765
Aetna, Inc.	24,378	996,816
Air Methods Corp. *	1,228	111,932
Alere, Inc. *	5,526	101,513
Align Technology, Inc. *	5,526	172,577
Allscripts Healthcare Solutions, Inc. *	12,894	139,513
AMERIGROUP Corp. *	3,217	200,741
AmerisourceBergen Corp.	18,420	681,356
AmSurg Corp. *	2,100	57,372
Analogic Corp.	818	53,939
ArthroCare Corp. *	3,070	80,373
athenahealth, Inc. *	2,456	178,527
Baxter International, Inc.	39,296	1,989,163
Becton, Dickinson & Co.	14,122	1,032,742
Boston Scientific Corp. *	102,538	588,568
Brookdale Senior Living, Inc. *	6,140	101,249
C.R. Bard, Inc.	6,140	596,747
Cardinal Health, Inc.	23,186	959,437
CareFusion Corp. *	15,350	372,084
Catalyst Health Solutions, Inc. *	3,070	266,691
Centene Corp. *	3,684	133,140
Cerner Corp. *	9,824	765,879
Chemed Corp.	1,842	102,323
CIGNA Corp.	19,776	868,364
Community Health Systems, Inc. *	6,754	148,656
Computer Programs & Systems, Inc.	811	44,118
CONMED Corp.	1,879	50,338
Coventry Health Care, Inc.	10,438	317,315
Covidien plc	32,542	1,685,025
Cyberonics, Inc. *	2,456	94,679
DaVita, Inc. *	6,754	548,762
DENTSPLY International, Inc.	9,824	363,488
Dexcom, Inc. *	5,526	59,404
Edwards Lifesciences Corp. *	7,982	681,423
Emeritus Corp. *	4,298	65,373
Endologix, Inc. *	3,805	51,710
Express Scripts Holding Co. *	54,032	2,819,930
Gen-Probe, Inc. *	3,684	298,072
Haemonetics Corp. *	1,842	128,406
Hanger Orthopedic Group, Inc. *	2,375	51,229
HCA Holdings, Inc.	11,666	303,199
Health Management Associates, Inc., Class A *	17,806	114,136
Health Net, Inc. *	6,754	173,037
HEALTHSOUTH Corp. *	6,140	117,520
Henry Schein, Inc. *	6,140	456,263
Hill-Rom Holdings, Inc.	4,298	126,404
HMS Holdings Corp. *	5,700	152,703
Hologic, Inc. *	17,192	288,138
Humana, Inc.	11,052	844,262
IDEXX Laboratories, Inc. *	4,298	364,642
Insulet Corp. *	3,070	56,549
Integra LifeSciences Holdings Corp. *	1,856	65,907
Intuitive Surgical, Inc. *	2,645	1,383,599
Kindred Healthcare, Inc. *	6,140	50,778
Laboratory Corp. of America Holdings *	6,754	562,473
LifePoint Hospitals, Inc. *	3,684	135,645
Lincare Holdings, Inc.	6,754	154,869
Magellan Health Services, Inc. *	2,456	103,570
MAKO Surgical Corp. *(a)	3,070	69,720
Masimo Corp. *	3,684	69,296
McKesson Corp.	16,578	1,446,928
MedAssets, Inc. *	3,710	41,997
Medidata Solutions, Inc. *	1,839	51,970
MEDNAX, Inc. *	3,070	187,301
Medtronic, Inc.	71,839	2,646,549
Meridian Bioscience, Inc.	4,298	81,404
Molina Healthcare, Inc. *	2,031	51,811
MWI Veterinary Supply, Inc. *	1,228	114,143
Neogen Corp. *	1,842	71,727
NuVasive, Inc. *	3,257	64,358
NxStage Medical, Inc. *	3,684	55,960
Omnicare, Inc.	7,982	251,593
Orthofix International N.V. *	1,266	47,981
Owens & Minor, Inc.	4,298	122,364
Patterson Cos., Inc.	6,754	224,503
PSS World Medical, Inc. *	4,298	86,949
Quality Systems, Inc.	3,684	105,399
Quest Diagnostics, Inc.	10,438	593,922
ResMed, Inc. *	9,824	304,348
Select Medical Holdings Corp. *	5,760	53,222
Sirona Dental Systems, Inc. *	4,426	189,344
St. Jude Medical, Inc.	21,459	824,455
STERIS Corp.	3,684	110,004
Stryker Corp.	19,763	1,016,806
Team Health Holdings, Inc. *	2,321	52,780
Teleflex, Inc.	3,070	182,358
Tenet Healthcare Corp. *	33,156	156,165

 7

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Cooper Cos., Inc.	3,070	261,503
Thoratec Corp. *	3,684	111,773
Triple-S Management Corp., Class B *	2,155	37,411
UnitedHealth Group, Inc.	73,066	4,074,891
Universal American Corp. *	5,526	54,321
Universal Health Services, Inc., Class B	6,140	237,925
Vanguard Health Systems, Inc. *	4,792	36,898
Varian Medical Systems, Inc. *	7,573	444,232
VCA Antech, Inc. *	5,526	119,030
Volcano Corp. *	3,684	105,326
WellCare Health Plans, Inc. *	3,070	173,363
WellPoint, Inc.	23,946	1,613,721
West Pharmaceutical Services, Inc.	2,456	117,397
Wright Medical Group, Inc. *	3,684	72,906
Zimmer Holdings, Inc.	12,280	744,782

		41,058,379

Household & Personal Products 2.1%
Avon Products, Inc.	28,858	477,600
Church & Dwight Co., Inc.	9,824	523,030
Colgate-Palmolive Co.	30,128	2,961,582
Elizabeth Arden, Inc. *	2,456	84,634
Energizer Holdings, Inc. *	4,912	358,134
Herbalife Ltd.	7,982	357,514
Kimberly-Clark Corp.	26,402	2,094,999
Nu Skin Enterprises, Inc., Class A	4,298	184,298
Prestige Brands Holdings, Inc., Class A *	3,363	46,174
Spectrum Brands Holdings, Inc. *	3,070	105,976
The Clorox Co.	9,210	633,648
The Estee Lauder Cos., Inc., Class A	15,964	864,450
The Procter & Gamble Co.	186,042	11,588,556
WD-40 Co.	1,842	86,169

		20,366,764

Insurance 3.7%
ACE Ltd.	22,718	1,643,193
Aflac, Inc.	31,928	1,279,674
Alleghany Corp. *	1,228	404,012
Allied World Assurance Co. Holdings AG	2,456	188,866
American Equity Investment Life Holding Co.	4,283	45,314
American Financial Group, Inc.	6,140	238,785
American International Group, Inc. *	29,246	853,398
American National Insurance Co.	1,228	83,897
AmTrust Financial Services, Inc.	1,842	52,958
Aon plc	22,125	1,028,812
Arch Capital Group Ltd. *	9,210	352,098
Argo Group International Holdings Ltd.	2,456	68,719
Arthur J. Gallagher & Co.	7,368	255,964
Aspen Insurance Holdings Ltd.	4,912	138,813
Assurant, Inc.	6,348	211,896
Assured Guaranty Ltd.	11,126	132,844
Axis Capital Holdings Ltd.	9,824	323,210
Berkshire Hathaway, Inc., Class B *	128,940	10,232,678
Brown & Brown, Inc.	7,982	204,339
Cincinnati Financial Corp.	10,438	376,603
CNA Financial Corp.	2,472	70,328
CNO Financial Group, Inc. *	14,738	101,103
Endurance Specialty Holdings Ltd.	3,684	143,897
Enstar Group Ltd. *	614	55,948
Erie Indemnity Co., Class A	2,456	176,513
Everest Re Group Ltd.	3,684	376,210
Fidelity National Financial, Inc., Class A	15,964	300,762
First American Financial Corp.	7,368	116,120
Genworth Financial, Inc., Class A *	32,542	170,520
Greenlight Capital Re Ltd., Class A *	1,842	45,608
Hanover Insurance Group, Inc.	3,684	143,713
Hartford Financial Services Group, Inc.	29,561	497,216
HCC Insurance Holdings, Inc.	7,368	230,324
Horace Mann Educators Corp.	3,061	52,374
Infinity Property & Casualty Corp.	614	32,947
Kemper Corp.	3,684	107,904
Lincoln National Corp.	20,262	418,816
Loews Corp.	23,946	931,260
Markel Corp. *	614	269,233
Marsh & McLennan Cos., Inc.	36,457	1,165,895
MBIA, Inc. *(a)	14,736	132,182
Mercury General Corp.	2,456	107,082
MetLife, Inc.	55,874	1,632,080
Montpelier Re Holdings Ltd.	5,526	115,383
Old Republic International Corp.	16,108	158,986
PartnerRe Ltd.	4,482	317,639
Platinum Underwriters Holdings Ltd.	3,070	111,441
Primerica, Inc.	3,070	73,895
Principal Financial Group, Inc.	20,876	512,715
ProAssurance Corp.	2,456	216,472
Protective Life Corp.	5,526	145,665
Prudential Financial, Inc.	32,542	1,511,576
Reinsurance Group of America, Inc.	4,912	246,435
RenaissanceRe Holdings Ltd.	3,684	283,926
RLI Corp.	1,228	81,834
Safety Insurance Group, Inc.	1,228	49,255
Selective Insurance Group, Inc.	3,684	62,260
StanCorp Financial Group, Inc.	3,070	106,867
Symetra Financial Corp.	5,239	59,201
The Allstate Corp.	32,542	1,104,475
The Chubb Corp.	18,592	1,339,925
The Navigators Group, Inc. *	620	30,039
The Progressive Corp.	38,479	836,149
The Travelers Cos., Inc.	26,458	1,653,360
Torchmark Corp.	6,962	324,847
Tower Group, Inc.	2,456	48,211
Unum Group	19,550	390,022
Validus Holdings Ltd.	4,912	154,139
W.R. Berkley Corp.	7,512	287,860
White Mountains Insurance Group Ltd.	412	212,188
XL Group plc	23,332	476,439

		36,305,312

Materials 3.9%
A. Schulman, Inc.	2,456	52,485
Air Products & Chemicals, Inc.	13,508	1,067,672
Airgas, Inc.	4,912	426,411
AK Steel Holding Corp. (a)	7,342	44,272

8

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Albemarle Corp.	6,140	372,698
Alcoa, Inc.	71,528	611,564
Allegheny Technologies, Inc.	6,754	216,938
Allied Nevada Gold Corp. *	5,526	143,344
AMCOL International Corp.	1,786	50,151
AptarGroup, Inc.	4,298	217,780
Ashland, Inc.	4,912	314,024
Balchem Corp.	2,456	71,322
Ball Corp.	12,280	490,832
Bemis Co., Inc.	7,368	223,692
Boise, Inc.	7,982	55,076
Buckeye Technologies, Inc.	3,070	85,070
Cabot Corp.	4,298	162,464
Calgon Carbon Corp. *	6,754	90,301
Carpenter Technology Corp.	3,070	138,334
Celanese Corp., Series A	11,052	439,980
CF Industries Holdings, Inc.	4,912	839,756
Chemtura Corp. *	7,368	111,330
Clearwater Paper Corp. *	1,842	57,728
Cliffs Natural Resources, Inc.	9,824	469,391
Coeur d’Alene Mines Corp. *	6,140	103,766
Commercial Metals Co.	7,982	93,230
Compass Minerals International, Inc.	2,456	174,769
Crown Holdings, Inc. *	11,052	376,763
Cytec Industries, Inc.	3,070	185,612
Deltic Timber Corp.	842	46,824
Domtar Corp.	2,456	194,294
E.I. du Pont de Nemours & Co.	62,628	3,022,427
Eagle Materials, Inc.	3,684	118,256
Eastman Chemical Co.	8,596	400,230
Ecolab, Inc.	18,426	1,164,707
FMC Corp.	9,824	500,729
Freeport-McMoRan Copper & Gold, Inc.	63,333	2,029,189
Georgia Gulf Corp. *	2,276	67,734
Globe Specialty Metals, Inc.	3,533	41,407
Graphic Packaging Holding Co. *	20,262	100,297
Greif, Inc., Class A	2,456	107,425
H.B. Fuller Co.	4,912	149,325
Haynes International, Inc.	1,228	62,628
Hecla Mining Co.	17,192	73,066
Huntsman Corp.	12,280	157,184
Innophos Holdings, Inc.	1,842	92,984
International Flavors & Fragrances, Inc.	5,526	311,556
International Paper Co.	27,630	806,796
Intrepid Potash, Inc. *	3,684	72,317
Kaiser Aluminum Corp.	1,228	58,932
KapStone Paper and Packaging Corp. *	3,090	47,710
Koppers Holdings, Inc.	1,842	64,673
Kraton Performance Polymers, Inc. *	2,140	40,895
Louisiana-Pacific Corp. *	9,210	86,758
LSB Industries, Inc. *	1,230	34,219
LyondellBasell Industries N.V., Class A	23,946	944,909
Martin Marietta Materials, Inc.	3,070	207,133
McEwen Mining, Inc. *(a)	10,438	24,634
MeadWestvaco Corp.	11,666	320,815
Minerals Technologies, Inc.	1,842	116,543
Molycorp, Inc. *(a)	3,684	72,501
Monsanto Co.	36,226	2,796,647
NewMarket Corp.	640	133,638
Newmont Mining Corp.	32,984	1,555,525
Nucor Corp.	19,648	702,613
Olin Corp.	6,140	117,704
OM Group, Inc. *	3,070	55,905
Owens-Illinois, Inc. *	11,666	227,954
Packaging Corp. of America	6,754	181,210
PolyOne Corp.	6,140	81,232
PPG Industries, Inc.	10,438	1,079,707
Praxair, Inc.	20,876	2,217,866
Reliance Steel & Aluminum Co.	5,526	260,882
Resolute Forest Products *	4,912	55,555
Rock-Tenn Co., Class A	5,053	260,684
Rockwood Holdings, Inc. *	4,912	237,741
Royal Gold, Inc.	3,693	249,795
RPM International, Inc.	9,210	242,776
Schnitzer Steel Industries, Inc., Class A	1,842	48,039
Schweitzer-Mauduit International, Inc.	1,228	82,153
Sealed Air Corp.	13,508	211,400
Sensient Technologies Corp.	3,684	134,540
Sigma-Aldrich Corp.	7,368	511,118
Silgan Holdings, Inc.	3,171	132,548
Solutia, Inc.	8,596	236,046
Sonoco Products Co.	6,754	207,821
Southern Copper Corp.	11,787	335,340
Steel Dynamics, Inc.	14,736	155,317
Stepan Co.	614	55,493
Stillwater Mining Co. *	7,750	65,798
SunCoke Energy, Inc. *	4,190	58,828
Texas Industries, Inc.	2,456	78,592
The Dow Chemical Co.	79,206	2,460,138
The Mosaic Co.	17,806	848,990
The Scotts Miracle-Gro Co., Class A	3,070	132,532
The Sherwin-Williams Co.	6,140	795,990
The Valspar Corp.	6,140	296,009
Titanium Metals Corp.	6,754	77,536
United States Steel Corp. (a)	9,824	199,427
Valhi, Inc.	1,842	26,120
Vulcan Materials Co.	7,368	255,301
W.R. Grace & Co. *	4,298	225,645
Walter Energy, Inc.	4,298	208,238
Westlake Chemical Corp. (a)	1,842	100,371
Worthington Industries, Inc.	4,330	70,363

		37,692,979

Media 3.2%
AMC Networks, Inc., Class A *	4,298	165,860
Arbitron, Inc.	1,842	61,596
Cablevision Systems Corp., Class A	15,964	182,628
CBS Corp., Class B	42,366	1,352,323
Charter Communications, Inc., Class A *	3,070	192,489
Cinemark Holdings, Inc.	6,598	152,150
Clear Channel Outdoor Holdings, Inc., Class A *	6,140	38,682
Comcast Corp., Class A	187,270	5,413,976
DIRECTV, Class A *	45,521	2,023,408
Discovery Communications, Inc., Series A *	17,806	892,081
DISH Network Corp., Class A	14,736	413,197

 9

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DreamWorks Animation SKG, Inc., Class A *(a)	4,912	87,384
Gannett Co., Inc.	17,192	224,528
John Wiley & Sons, Inc., Class A	3,070	139,685
Lamar Advertising Co., Class A *	4,298	105,774
Liberty Global, Inc., Series A *	17,192	794,270
Liberty Media Corp. - Liberty Capital, Series A *	7,982	676,634
Live Nation Entertainment, Inc. *	9,301	86,964
Madison Square Garden, Inc., Class A *	3,737	140,100
Meredith Corp. (a)	3,070	90,841
Morningstar, Inc.	1,842	103,041
National CineMedia, Inc.	4,326	58,358
News Corp., Class A	156,154	2,998,157
Omnicom Group, Inc.	18,567	885,275
Pandora Media, Inc. *(a)	4,405	47,310
Regal Entertainment Group, Class A (a)	5,526	75,982
Scholastic Corp.	1,630	43,929
Scripps Networks Interactive, Class A	6,140	336,288
Sirius XM Radio, Inc. *	265,862	502,479
The Interpublic Group of Cos., Inc.	32,542	338,111
The McGraw-Hill Cos., Inc.	19,748	856,668
The New York Times Co., Class A *	11,052	73,496
The Walt Disney Co.	112,976	5,164,133
The Washington Post Co., Class B	312	108,832
Time Warner Cable, Inc.	22,104	1,666,642
Time Warner, Inc.	67,365	2,322,072
Valassis Communications, Inc. *	3,070	61,124
Viacom, Inc., Class B	33,844	1,615,374
Virgin Media, Inc.	19,648	432,845

		30,924,686

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Abbott Laboratories	104,994	6,487,579
Achillion Pharmaceuticals, Inc. *	4,675	33,566
Acorda Therapeutics, Inc. *	4,298	94,513
Aedea Biosciences, Inc. *	2,456	78,469
Agilent Technologies, Inc.	23,332	948,679
Akorn, Inc. *	4,389	59,910
Alexion Pharmaceuticals, Inc. *	12,894	1,167,810
Alkermes plc *	6,754	105,497
Allergan, Inc.	20,876	1,884,059
Alnylam Pharmaceuticals, Inc. *	4,150	42,496
Amgen, Inc.	59,558	4,140,472
Amylin Pharmaceuticals, Inc. *	9,824	260,434
ARIAD Pharmaceuticals, Inc. *	12,280	203,480
Arqule, Inc. *	3,684	21,883
Auxilium Pharmaceuticals, Inc. *	3,070	58,637
AVEO Pharmaceuticals, Inc. *	4,040	51,429
Bio-Rad Laboratories, Inc., Class A *	1,228	122,321
Biogen Idec, Inc. *	16,578	2,167,573
BioMarin Pharmaceutical, Inc. *	7,368	262,596
Bristol-Myers Squibb Co.	116,046	3,868,974
Bruker Corp. *	5,526	81,951
Celgene Corp. *	29,537	2,015,900
Cepheid, Inc. *	4,912	185,821
Charles River Laboratories International, Inc. *	4,298	143,467
Covance, Inc. *	4,298	199,427
Cubist Pharmaceuticals, Inc. *	4,103	164,612
Dendreon Corp. *(a)	10,438	73,066
Dynavax Technologies Corp. *	12,002	45,248
Eli Lilly & Co.	66,312	2,715,476
Emergent Biosolutions, Inc. *	3,165	45,639
Endo Health Solutions, Inc. *	7,982	259,575
Exelixis, Inc. *	9,865	45,675
Forest Laboratories, Inc. *	16,721	585,235
Genomic Health, Inc. *	1,626	54,943
Gilead Sciences, Inc. *	50,558	2,525,372
Halozyme Therapeutics, Inc. *	6,140	46,910
Hospira, Inc. *	11,052	345,486
Human Genome Sciences, Inc. *	15,964	217,430
Idenix Pharmaceuticals, Inc. *	5,526	49,955
Illumina, Inc. *	8,596	370,144
ImmunoGen, Inc. *	5,526	77,419
Impax Laboratories, Inc. *	5,530	114,637
Incyte Corp. *(a)	8,596	183,181
InterMune, Inc. *	5,526	57,636
Ironwood Pharmaceuticals, Inc. *	6,296	75,048
Isis Pharmaceuticals, Inc. *	6,343	62,732
Jazz Pharmaceuticals plc *	3,105	134,136
Johnson & Johnson	184,814	11,537,938
Lexicon Pharmaceuticals, Inc. *	29,635	47,120
Life Technologies Corp. *	12,280	502,375
Luminex Corp. *	3,070	68,000
Medicis Pharmaceutical Corp., Class A	4,298	155,158
Medivation, Inc. *	2,456	206,869
Merck & Co., Inc.	207,534	7,799,128
Mettler-Toledo International, Inc. *	2,456	383,431
Momenta Pharmaceuticals, Inc. *	3,356	46,279
Mylan, Inc. *	28,244	612,047
Myriad Genetics, Inc. *	6,140	148,158
Nektar Therapeutics *	9,210	61,707
NPS Pharmaceuticals, Inc. *	7,483	59,041
Onyx Pharmaceuticals, Inc. *	4,298	196,762
Opko Health, Inc. *(a)	11,052	50,839
Optimer Pharmaceuticals, Inc. *(a)	3,911	58,430
Par Pharmaceutical Cos., Inc. *	3,070	110,029
PAREXEL International Corp. *	3,763	100,698
PDL BioPharma, Inc.	12,280	79,697
PerkinElmer, Inc.	8,596	228,654
Perrigo Co.	6,140	637,885
Pfizer, Inc.	520,672	11,387,097
Pharmacyclics, Inc. *	3,684	115,751
Questcor Pharmaceuticals, Inc. *(a)	4,298	177,937
Regeneron Pharmaceuticals, Inc. *	5,526	749,602
Rigel Pharmaceuticals, Inc. *	5,617	41,734
Sagent Pharmaceuticals, Inc. *	2,436	38,854
Salix Pharmaceuticals Ltd. *	3,684	190,868
Seattle Genetics, Inc. *(a)	6,795	132,367
Spectrum Pharmaceuticals, Inc. *(a)	4,298	49,814
Synageva BioPharma Corp. *	1,522	59,373
Techne Corp.	2,456	166,664
The Medicines Co. *	5,526	121,461
Theravance, Inc. *	5,037	104,216
Thermo Fisher Scientific, Inc.	25,799	1,302,333
United Therapeutics Corp. *	3,684	162,980
Vertex Pharmaceuticals, Inc. *	14,122	847,885
ViroPharma, Inc. *	4,968	100,056
VIVUS, Inc. *	6,140	152,211

10

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Warner Chilcott plc, Class A *	12,686	239,258
Waters Corp. *	6,140	489,849
Watson Pharmaceuticals, Inc. *	9,210	656,581

		73,313,634

Real Estate 3.6%
Acadia Realty Trust	2,456	54,941
Alexander’s, Inc.	199	77,837
Alexandria Real Estate Equities, Inc.	4,298	294,241
American Assets Trust, Inc.	2,302	52,002
American Campus Communities, Inc.	4,912	215,637
American Capital Agency Corp.	14,736	481,425
American Tower Corp.	27,016	1,752,798
Annaly Capital Management, Inc.	66,926	1,112,310
Anworth Mortgage Asset Corp.	13,508	90,909
Apartment Investment & Management Co., Class A	8,596	232,694
ARMOUR Residential REIT, Inc. (a)	9,097	63,497
Associated Estates Realty Corp.	3,061	48,394
AvalonBay Communities, Inc.	6,754	943,872
BioMed Realty Trust, Inc.	10,438	188,406
Boston Properties, Inc.	9,824	1,011,184
Brandywine Realty Trust	10,438	117,219
BRE Properties, Inc.	4,912	241,818
Brookfield Office Properties, Inc. (a)	17,806	298,072
Camden Property Trust	5,526	359,798
Capstead Mortgage Corp.	7,368	101,457
CBL & Associates Properties, Inc.	11,666	203,688
CBRE Group, Inc., Class A *	19,659	323,391
Chimera Investment Corp.	66,402	185,926
Colonial Properties Trust	6,140	130,229
Colony Financial, Inc.	4,912	82,522
CommonWealth REIT	6,140	108,371
Corporate Office Properties Trust	4,828	106,264
Cousins Properties, Inc.	6,976	50,506
CubeSmart	7,368	83,332
CYS Investments, Inc.	9,210	125,993
DCT Industrial Trust, Inc.	20,876	121,498
DDR Corp.	16,578	230,268
DiamondRock Hospitality Co.	12,932	128,544
Digital Realty Trust, Inc.	7,368	521,433
Douglas Emmett, Inc.	8,596	183,954
Duke Realty Corp.	15,350	212,444
DuPont Fabros Technology, Inc.	4,298	109,556
EastGroup Properties, Inc.	2,456	121,744
Education Realty Trust, Inc.	7,368	81,195
Entertainment Properties Trust	3,070	126,699
Equity Lifestyle Properties, Inc.	3,070	202,190
Equity One, Inc.	6,140	121,940
Equity Residential	19,822	1,211,124
Essex Property Trust, Inc.	2,456	369,530
Extra Space Storage, Inc.	6,754	191,543
Federal Realty Investment Trust	4,298	422,407
First Industrial Realty Trust, Inc. *	6,140	73,250
Forest City Enterprises, Inc., Class A *	11,052	147,986
Franklin Street Properties Corp.	5,526	53,934
General Growth Properties, Inc.	26,402	442,234
Glimcher Realty Trust	7,368	67,786
Government Properties Income Trust	3,079	65,860
Hatteras Financial Corp.	6,140	175,297
HCP, Inc.	28,244	1,153,485
Health Care REIT, Inc.	14,154	785,122
Healthcare Realty Trust, Inc.	4,912	107,475
Hersha Hospitality Trust	10,102	53,844
Highwoods Properties, Inc.	4,912	158,461
Home Properties, Inc.	3,684	220,819
Hospitality Properties Trust	8,596	202,092
Host Hotels & Resorts, Inc.	47,528	725,277
Invesco Mortgage Capital	7,368	133,656
Jones Lang LaSalle, Inc.	3,070	222,575
Kilroy Realty Corp.	4,510	207,054
Kimco Realty Corp.	27,630	495,959
LaSalle Hotel Properties	5,526	152,407
Lexington Realty Trust	13,508	112,252
Liberty Property Trust	7,368	255,449
LTC Properties, Inc.	3,070	99,069
Mack-Cali Realty Corp.	5,846	159,245
Medical Properties Trust, Inc.	7,982	71,838
MFA Financial, Inc.	23,946	182,469
Mid-America Apartment Communities, Inc.	2,456	165,510
National Health Investors, Inc.	1,569	75,736
National Retail Properties, Inc.	6,140	162,649
OMEGA Healthcare Investors, Inc.	7,368	155,539
Pebblebrook Hotel Trust	3,418	75,025
Pennsylvania REIT	4,298	54,499
Piedmont Office Realty Trust, Inc., Class A	12,280	202,743
Plum Creek Timber Co., Inc.	11,052	403,398
Post Properties, Inc.	3,684	178,342
Potlatch Corp.	3,070	87,986
ProLogis, Inc.	31,928	1,021,057
PS Business Parks, Inc.	1,842	121,369
Public Storage	9,824	1,311,209
Ramco-Gershenson Properties Trust	3,070	36,564
Rayonier, Inc.	8,596	369,370
Realty Income Corp.	9,210	353,019
Redwood Trust, Inc.	6,754	81,791
Regency Centers Corp.	6,140	268,993
Retail Properties of America, Inc., Class A	1,842	16,854
RLJ Lodging Trust	3,684	64,949
Saul Centers, Inc.	1,869	75,059
Senior Housing Properties Trust	11,052	228,224
Simon Property Group, Inc.	20,262	2,989,050
SL Green Realty Corp.	6,140	460,561
Sovran Self Storage, Inc.	1,850	91,298
Starwood Property Trust, Inc.	7,982	159,959
Strategic Hotels & Resorts, Inc. *	12,280	76,504
Sun Communities, Inc.	1,854	76,403
Sunstone Hotel Investors, Inc. *	12,280	122,923
Tanger Factory Outlet Centers, Inc.	5,778	179,176
Taubman Centers, Inc.	4,298	313,754
The Howard Hughes Corp. *	2,459	147,220
The Macerich Co.	9,210	525,431
The St. Joe Co. *(a)	6,754	107,861
Two Harbors Investment Corp.	14,413	149,030
UDR, Inc.	15,964	413,468
Ventas, Inc.	19,648	1,155,695
Vornado Realty Trust	12,280	1,005,978
Washington REIT	4,298	120,946
Weingarten Realty Investors	8,596	219,886

 11

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Weyerhaeuser Co.	35,612	709,035

		34,553,760

Retailing 4.3%
Aaron’s, Inc.	5,526	146,715
Abercrombie & Fitch Co., Class A	5,526	185,342
Advance Auto Parts, Inc.	5,526	403,066
Aeropostale, Inc. *	5,526	102,231
Amazon.com, Inc. *	23,946	5,098,343
American Eagle Outfitters, Inc.	12,280	237,127
Ann, Inc. *	3,801	102,209
Asbury Automotive Group, Inc. *	2,168	57,951
Ascena Retail Group, Inc. *	9,824	185,968
AutoNation, Inc. *(a)	2,456	88,465
AutoZone, Inc. *	2,042	776,491
Bed Bath & Beyond, Inc. *	16,578	1,197,760
Best Buy Co., Inc.	19,034	356,316
Big Lots, Inc. *	5,526	203,081
Blue Nile, Inc. *(a)	1,842	59,478
Cabela’s, Inc. *	3,352	118,460
CarMax, Inc. *	15,350	433,024
Chico’s FAS, Inc.	12,280	179,411
Collective Brands, Inc. *	3,070	65,299
Dick’s Sporting Goods, Inc.	6,140	285,510
Dillard’s, Inc., Class A	2,456	165,141
Dollar General Corp. *	8,596	420,430
Dollar Tree, Inc. *	8,012	826,678
DSW, Inc., Class A	2,456	146,574
Expedia, Inc.	7,022	322,240
Express, Inc. *	4,884	90,354
Family Dollar Stores, Inc.	7,452	504,873
Foot Locker, Inc.	11,052	350,790
GameStop Corp., Class A (a)	10,438	200,201
Genesco, Inc. *	1,842	122,493
Genuine Parts Co.	10,438	657,594
GNC Holdings, Inc., Class A	5,526	212,917
Group 1 Automotive, Inc.	1,842	96,447
Groupon, Inc. *(a)	3,070	32,665
Guess?, Inc.	5,536	147,479
Hibbett Sports, Inc. *	2,456	137,610
HomeAway, Inc. *(a)	1,985	46,648
HSN, Inc.	3,684	143,308
J.C. Penney Co., Inc.	11,052	289,894
Jos. A. Bank Clothiers, Inc. *	2,456	108,948
Kohl’s Corp.	16,081	736,831
Liberty Interactive Corp., Series A *	39,910	668,892
Limited Brands, Inc.	17,192	762,637
LKQ Corp. *	9,824	357,987
Lowe’s Cos., Inc.	84,850	2,267,192
Macy’s, Inc.	28,858	1,098,047
Monro Muffler Brake, Inc.	2,052	69,337
Netflix, Inc. *	3,684	233,713
Nordstrom, Inc.	11,666	552,618
O’Reilly Automotive, Inc. *	8,637	827,338
Office Depot, Inc. *	19,158	41,190
Penske Automotive Group, Inc.	2,810	69,070
PetSmart, Inc.	7,511	484,009
Pier 1 Imports, Inc.	7,368	120,098
Pool Corp.	3,684	136,197
Priceline.com, Inc. *	3,344	2,091,639
RadioShack Corp. (a)	6,754	31,339
Rent-A-Center, Inc.	3,949	132,963
Ross Stores, Inc.	15,558	983,732
Saks, Inc. *	10,438	102,919
Sally Beauty Holdings, Inc. *	10,438	275,876
Sears Holdings Corp. *(a)	3,684	181,990
Select Comfort Corp. *	4,298	117,593
Shutterfly, Inc. *	2,472	68,153
Signet Jewelers Ltd.	5,526	241,265
Staples, Inc.	46,050	605,097
Target Corp.	41,752	2,417,858
The Buckle, Inc. (a)	1,842	72,096
The Cato Corp., Class A	1,861	53,411
The Children’s Place Retail Stores, Inc. *	2,456	112,902
The Finish Line, Inc., Class A	2,514	51,839
The Gap, Inc.	23,003	609,580
The Home Depot, Inc.	104,380	5,150,109
The Men’s Wearhouse, Inc.	3,684	132,587
The Pep Boys-Manny, Moe & Jack	3,510	32,573
The TJX Cos., Inc.	51,576	2,189,917
Tiffany & Co.	8,596	476,132
Tractor Supply Co.	4,912	448,711
TripAdvisor, Inc. *	7,022	301,103
Ulta Salon, Cosmetics & Fragrance, Inc.	3,684	329,239
Urban Outfitters, Inc. *	9,210	257,604
Vitamin Shoppe, Inc. *	2,456	121,621
Williams-Sonoma, Inc.	6,754	235,782
Zumiez, Inc. *	2,456	90,356

		41,646,673

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	42,980	261,318
Altera Corp.	22,104	738,495
Amkor Technology, Inc. *	7,943	37,570
Analog Devices, Inc.	20,262	736,929
Applied Materials, Inc.	90,872	938,708
Atmel Corp. *	30,700	214,900
ATMI, Inc. *	2,456	49,145
Broadcom Corp., Class A *	31,928	1,032,871
Brooks Automation, Inc.	4,912	46,025
Cabot Microelectronics Corp.	1,842	57,728
Cavium Networks, Inc. *	3,256	78,828
CEVA, Inc. *	1,842	32,014
Cirrus Logic, Inc. *	5,013	143,973
Cree, Inc. *(a)	8,606	215,752
Cymer, Inc. *	2,456	133,041
Cypress Semiconductor Corp. *	11,666	153,874
Diodes, Inc. *	2,456	48,064
Entegris, Inc. *	9,210	71,009
Fairchild Semiconductor International, Inc. *	8,576	113,289
First Solar, Inc. *(a)	3,684	46,271
GT Advanced Technologies, Inc. *	8,596	36,103
Hittite Microwave Corp. *	2,456	121,032
Integrated Device Technology, Inc. *	16,578	91,013
Intel Corp.	343,840	8,884,826
International Rectifier Corp. *	4,912	92,542
Intersil Corp., Class A	7,982	84,210
KLA-Tencor Corp.	11,666	534,653
Kulicke & Soffa Industries, Inc. *	5,526	58,133

12

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lam Research Corp. *(a)	8,596	320,631
Lattice Semiconductor Corp. *	7,982	36,478
Linear Technology Corp.	14,736	427,639
LSI Corp. *	43,594	289,900
Marvell Technology Group Ltd. *	35,612	446,218
Maxim Integrated Products, Inc.	20,876	525,240
MEMC Electronic Materials, Inc. *	12,280	20,508
Microchip Technology, Inc.	12,894	399,972
Micron Technology, Inc. *	65,789	384,208
Microsemi Corp. *	6,754	119,276
MKS Instruments, Inc.	3,684	96,337
Novellus Systems, Inc. *	4,478	187,315
NVIDIA Corp. *	39,910	496,081
OmniVision Technologies, Inc. *	3,924	63,490
ON Semiconductor Corp. *	29,472	198,641
PMC-Sierra, Inc. *	14,736	94,016
Power Integrations, Inc.	3,070	125,287
RF Micro Devices, Inc. *	23,946	90,276
Semtech Corp. *	4,912	118,330
Silicon Laboratories, Inc. *	3,070	106,007
Skyworks Solutions, Inc. *	12,894	346,333
Standard Microsystems Corp. *	1,228	44,994
SunPower Corp. *	6,995	35,045
Teradyne, Inc. *	12,280	177,446
Tessera Technologies, Inc.	3,684	50,066
Texas Instruments, Inc.	76,914	2,190,511
TriQuint Semiconductor, Inc. *	11,052	57,581
Ultratech, Inc. *	2,456	74,466
Veeco Instruments, Inc. *(a)	2,603	90,272
Volterra Semiconductor Corp. *	3,070	85,285
Xilinx, Inc.	17,616	563,183

		23,313,348

Software & Services 9.2%
Accenture plc, Class A	47,278	2,699,574
ACI Worldwide, Inc. *	2,646	101,051
Activision Blizzard, Inc.	28,244	331,585
Acxiom Corp. *	6,140	86,390
Adobe Systems, Inc. *	33,243	1,032,195
Advent Software, Inc. *	2,456	64,077
Akamai Technologies, Inc. *	12,280	360,295
Alliance Data Systems Corp. *	3,684	464,184
Ancestry.com, Inc. *(a)	2,127	45,816
Angie’s List, Inc. *(a)	3,265	41,694
ANSYS, Inc. *	6,754	417,904
AOL, Inc. *	6,812	186,853
Ariba, Inc. *	6,754	303,457
Aspen Technology, Inc. *	5,526	122,125
Autodesk, Inc. *	15,350	491,507
Automatic Data Processing, Inc.	33,770	1,761,105
Bankrate, Inc. *	3,090	53,704
Bazaarvoice, Inc. *	3,223	55,726
Blackbaud, Inc.	4,298	111,103
BMC Software, Inc. *	12,280	519,690
Booz Allen Hamilton Holding Corp.	2,883	46,733
Bottomline Technologies, Inc. *	3,070	54,892
Broadridge Financial Solutions, Inc.	8,617	174,322
BroadSoft, Inc. *	1,842	50,305
CA, Inc.	24,505	609,439
CACI International, Inc., Class A *	1,842	78,838
Cadence Design Systems, Inc. *	17,806	181,621
Cardtronics, Inc. *	3,070	86,021
Citrix Systems, Inc. *	12,894	942,294
Cognizant Technology Solutions Corp., Class A *	20,876	1,216,027
CommVault Systems, Inc. *	3,070	143,891
Computer Sciences Corp.	10,438	278,068
Compuware Corp. *	15,964	143,676
comScore, Inc. *	2,450	44,467
Concur Technologies, Inc. *	3,070	189,879
Constant Contact, Inc. *	1,980	40,095
Convergys Corp. *	8,596	119,914
CoreLogic, Inc. *	8,596	146,046
Cornerstone OnDemand, Inc. *	2,280	45,714
CoStar Group, Inc. *	2,456	181,474
DealerTrack Holdings, Inc. *	2,456	67,049
Digital River, Inc. *	3,061	44,691
DST Systems, Inc.	2,456	125,502
EarthLink, Inc.	11,666	94,145
eBay, Inc. *	74,908	2,935,644
Ebix, Inc. (a)	1,842	32,051
Electronic Arts, Inc. *	22,104	301,056
Equinix, Inc. *	3,149	513,633
Euronet Worldwide, Inc. *	3,684	66,275
FactSet Research Systems, Inc.	3,070	323,670
Fair Isaac Corp.	4,298	174,757
Fidelity National Information Services, Inc.	17,192	563,554
Fiserv, Inc. *	9,824	662,432
FleetCor Technologies, Inc. *	2,456	93,082
Fortinet, Inc. *	8,674	184,322
Gartner, Inc. *	6,140	249,775
Genpact Ltd. *	7,982	124,439
Global Payments, Inc.	5,454	231,686
Google, Inc., Class A *	17,192	9,986,145
Guidewire Software, Inc. *	2,250	58,297
Heartland Payment Systems, Inc.	2,441	71,228
Higher One Holdings, Inc. *(a)	3,221	40,939
IAC/InterActiveCorp	5,526	248,228
iGate Corp. *	2,907	47,646
Informatica Corp. *	6,754	279,818
International Business Machines Corp.	74,494	14,369,893
Intuit, Inc.	18,420	1,035,757
j2 Global, Inc.	3,191	77,190
Jack Henry & Associates, Inc.	6,140	202,681
JDA Software Group, Inc. *	3,684	101,973
Jive Software, Inc. *(a)	2,112	35,376
Kenexa Corp. *	1,839	53,644
Lender Processing Services, Inc.	6,140	141,711
LinkedIn Corp., Class A *	1,228	118,011
Liquidity Services, Inc. *	1,842	117,685
LivePerson, Inc. *	3,224	55,646
LogMeIn, Inc. *	1,842	59,036
Manhattan Associates, Inc. *	1,842	87,495
ManTech International Corp., Class A	1,842	40,156
MasterCard, Inc., Class A	6,934	2,818,740
MAXIMUS, Inc.	2,261	102,898
Mentor Graphics Corp. *	5,526	77,917
MICROS Systems, Inc. *	5,526	291,552
Microsoft Corp.	505,936	14,768,272
MicroStrategy, Inc., Class A *	1,228	149,791
Millennial Media, Inc. *(a)	1,228	16,922

 13

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MoneyGram International, Inc. *	2,857	39,798
Monster Worldwide, Inc. *	9,270	79,722
Netscout Systems, Inc. *	2,354	47,198
NetSuite, Inc. *	2,456	115,236
NeuStar, Inc., Class A *	4,912	158,068
NIC, Inc.	3,684	40,045
Nuance Communications, Inc. *	14,736	304,888
OpenTable, Inc. *(a)	1,228	48,776
Oracle Corp.	263,406	6,972,357
Parametric Technology Corp. *	7,368	148,834
Paychex, Inc.	22,104	662,457
Pegasystems, Inc.	1,350	41,836
Progress Software Corp. *	4,162	79,994
QLIK Technologies, Inc. *	4,298	97,694
Quest Software, Inc. *	5,526	138,150
Rackspace Hosting, Inc. *	7,368	364,495
RealPage, Inc. *	3,968	70,829
Red Hat, Inc. *	12,894	662,494
Rovi Corp. *	7,368	180,000
SAIC, Inc.	26,444	293,793
Salesforce.com, Inc. *	8,596	1,191,577
Sapient Corp.	7,322	80,542
ServiceSource International, Inc. *	3,013	36,156
Solarwinds, Inc. *	3,861	177,065
Solera Holdings, Inc.	4,298	190,831
Sourcefire, Inc. *	1,842	101,605
SS&C Technologies Holdings, Inc. *	2,439	57,512
Symantec Corp. *	49,089	728,481
Synchronoss Technologies, Inc. *	2,456	43,987
Synopsys, Inc. *	9,210	272,155
Syntel, Inc.	1,024	57,242
Take-Two Interactive Software, Inc. *	6,140	70,733
TeleTech Holdings, Inc. *	5,526	82,337
Teradata Corp. *	11,666	775,556
The Active Network, Inc. *	3,023	42,443
The Ultimate Software Group, Inc. *	1,842	147,968
TIBCO Software, Inc. *	12,280	328,490
TiVo, Inc. *	9,210	78,653
Total System Services, Inc.	13,508	314,331
Tyler Technologies, Inc. *	2,456	91,609
Unisys Corp. *	3,070	48,230
ValueClick, Inc. *	5,526	96,926
Vantiv, Inc., Class A *	1,842	40,856
VeriFone Systems, Inc. *	7,368	266,058
Verint Systems, Inc. *	1,798	51,639
VeriSign, Inc. *	11,052	422,518
VirnetX Holding Corp. *(a)	4,298	143,295
Visa, Inc., Class A	36,226	4,173,235
VistaPrint N.V. *(a)	3,070	104,012
VMware, Inc., Class A *	4,384	407,756
WebMD Health Corp. *	2,456	56,562
Websense, Inc. *	2,619	48,661
Western Union Co.	41,752	684,733
Wright Express Corp. *	3,070	172,104
Yahoo!, Inc. *	79,695	1,214,552
Zynga, Inc., Class A *(a)	6,140	38,436

		89,651,671

Technology Hardware & Equipment 7.5%
3D Systems Corp. *(a)	2,456	74,662
Acme Packet, Inc. *	3,684	84,290
ADTRAN, Inc.	4,298	125,631
Aeroflex Holding Corp. *	4,508	29,167
Amphenol Corp., Class A	11,666	620,515
Anixter International, Inc.	2,456	141,245
Apple, Inc. *	62,753	36,254,291
Arris Group, Inc. *	9,210	113,559
Arrow Electronics, Inc. *	8,596	291,490
Aruba Networks, Inc. *	6,754	88,748
Avnet, Inc. *	10,438	318,255
AVX Corp.	3,856	41,953
Benchmark Electronics, Inc. *	6,140	83,136
Brightpoint, Inc. *	4,912	23,921
Brocade Communications Systems, Inc. *	27,630	128,479
Ciena Corp. *	6,140	83,197
Cisco Systems, Inc.	363,488	5,935,759
Cognex Corp.	3,070	107,419
Coherent, Inc. *	1,842	81,306
Comtech Telecommunications Corp.	3,070	88,662
Comverse Technology, Inc. *	12,280	75,031
Corning, Inc.	106,222	1,379,824
Dell, Inc. *	106,558	1,313,860
Diebold, Inc.	4,298	159,069
Dolby Laboratories, Inc., Class A *	3,684	158,007
EchoStar Corp., Class A *	2,730	76,358
Electronics for Imaging, Inc. *	3,070	45,252
EMC Corp. *	137,536	3,280,234
Emulex Corp. *	9,210	61,891
F5 Networks, Inc. *	5,526	571,830
FARO Technologies, Inc. *	1,842	84,971
FEI Co. *	2,527	115,661
Finisar Corp. *	6,140	88,109
FLIR Systems, Inc.	10,438	222,643
Fusion-io, Inc. *(a)	3,471	72,474
Harris Corp.	8,596	341,949
Hewlett-Packard Co.	133,852	3,035,763
Infinera Corp. *	12,280	78,715
Ingram Micro, Inc., Class A *	10,438	186,110
Insight Enterprises, Inc. *	3,070	45,712
InterDigital, Inc.	3,070	75,798
InvenSense, Inc. *(a)	2,840	28,230
IPG Photonics Corp. *	3,070	131,396
Itron, Inc. *	2,456	87,998
Ixia *	3,723	39,389
Jabil Circuit, Inc.	13,508	258,408
JDS Uniphase Corp. *	16,578	168,267
Juniper Networks, Inc. *	36,226	623,087
Lexmark International, Inc., Class A	4,912	122,849
Littelfuse, Inc.	1,228	70,659
Loral Space & Communications, Inc.	1,228	74,048
Molex, Inc.	9,824	226,640
Motorola Solutions, Inc.	20,276	974,870
MTS Systems Corp.	1,045	40,400
National Instruments Corp.	6,754	175,874
NCR Corp. *	10,438	223,582
NetApp, Inc. *	25,174	749,178
NETGEAR, Inc. *	2,456	77,094
OSI Systems, Inc. *	1,842	117,556
Plantronics, Inc.	3,684	110,852
Plexus Corp. *	3,684	103,152
Polycom, Inc. *	11,052	126,435
QLogic Corp. *	8,596	116,992

14

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
QUALCOMM, Inc.	113,590	6,509,843
Riverbed Technology, Inc. *	9,824	161,114
Rofin-Sinar Technologies, Inc. *	2,035	40,395
SanDisk Corp. *	16,578	542,101
Sanmina-SCI Corp. *	4,912	34,924
ScanSource, Inc. *	1,804	54,066
Seagate Technology plc	28,244	661,757
Sonus Networks, Inc. *	17,709	43,033
Stratasys, Inc. *	1,418	67,383
Synaptics, Inc. *	2,456	65,870
SYNNEX Corp. *	3,684	122,861
TE Connectivity Ltd.	28,655	900,340
Tech Data Corp. *	3,070	146,163
Tellabs, Inc.	23,946	87,642
Trimble Navigation Ltd. *	7,982	376,471
TTM Technologies, Inc. *	4,249	39,261
Ubiquiti Networks, Inc. *(a)	1,984	37,002
Universal Display Corp. *(a)	3,070	86,420
ViaSat, Inc. *	3,070	129,001
Vishay Intertechnology, Inc. *	9,681	102,812
Western Digital Corp. *	15,350	481,836
Xerox Corp.	93,942	678,261
Zebra Technologies Corp., Class A *	3,684	123,303

		72,323,761

Telecommunication Services 2.8%
AboveNet, Inc. *	1,842	153,475
AT&T, Inc.	402,170	13,742,149
CenturyLink, Inc.	41,752	1,637,513
Cincinnati Bell, Inc. *	13,508	47,818
Clearwire Corp., Class A *(a)	24,342	29,454
Cogent Communications Group, Inc. *	3,070	54,462
Consolidated Communications Holdings, Inc. (a)	1,842	27,170
Crown Castle International Corp. *	16,578	905,159
Frontier Communications Corp. (a)	66,926	250,303
Iridium Communications, Inc. *	5,703	48,418
Leap Wireless International, Inc. *	7,368	42,513
Level 3 Communications, Inc. *	11,052	234,634
MetroPCS Communications, Inc. *	24,560	157,184
NII Holdings, Inc. *	11,666	134,392
Premiere Global Services, Inc. *	4,298	35,931
SBA Communications Corp., Class A *	7,982	414,665
Sprint Nextel Corp. *	202,620	520,733
Telephone & Data Systems, Inc.	7,982	158,443
tw telecom, Inc. *	11,666	270,535
United States Cellular Corp. *	1,169	43,709
Verizon Communications, Inc.	192,182	8,002,459
Windstream Corp.	39,910	373,558

		27,284,677

Transportation 1.9%
Alaska Air Group, Inc. *	4,912	168,482
Alexander & Baldwin, Inc.	3,070	156,631
Allegiant Travel Co. *	1,228	79,636
AMERCO	614	51,650
Atlas Air Worldwide Holdings, Inc. *	1,842	83,664
Avis Budget Group, Inc. *	6,412	95,218
C.H. Robinson Worldwide, Inc.	11,052	643,889
Con-way, Inc.	3,070	108,524
CSX Corp.	70,676	1,476,422
Delta Air Lines, Inc. *	56,894	688,417
Dollar Thrifty Automotive Group, Inc. *	1,842	150,270
Expeditors International of Washington, Inc.	14,122	540,166
FedEx Corp.	20,262	1,806,155
Forward Air Corp.	2,456	77,929
Genesee & Wyoming, Inc., Class A *	3,070	153,838
Heartland Express, Inc.	3,575	50,908
Hertz Global Holdings, Inc. *	15,908	216,508
Hub Group, Inc., Class A *	3,684	128,793
J.B. Hunt Transport Services, Inc.	6,754	385,856
JetBlue Airways Corp. *	19,034	99,548
Kansas City Southern	7,992	527,312
Kirby Corp. *	3,684	194,441
Knight Transportation, Inc.	3,070	51,453
Landstar System, Inc.	3,684	194,147
Norfolk Southern Corp.	22,221	1,455,920
Old Dominion Freight Line, Inc. *	4,298	187,221
Ryder System, Inc.	3,684	159,186
SkyWest, Inc.	6,754	47,616
Southwest Airlines Co.	50,348	454,642
Spirit Airlines, Inc. *	2,615	53,895
Swift Transporation Co. *	5,562	59,013
Union Pacific Corp.	33,156	3,693,578
United Continental Holdings, Inc. *	21,559	542,640
United Parcel Service, Inc., Class B	45,436	3,404,974
US Airways Group, Inc. *	9,210	121,756
UTI Worldwide, Inc.	7,368	115,236
Werner Enterprises, Inc.	4,912	119,558
Wesco Aircraft Holdings, Inc. *	3,346	46,409
Zipcar, Inc. *(a)	3,684	39,603

		18,631,104

Utilities 3.7%
AGL Resources, Inc.	7,465	279,788
ALLETE, Inc.	3,070	119,884
Alliant Energy Corp.	7,368	321,908
Ameren Corp.	15,522	501,516
American Electric Power Co., Inc.	33,156	1,276,838
American States Water Co.	1,228	45,178
American Water Works Co., Inc.	11,669	399,196
Aqua America, Inc.	9,210	212,751
Atmos Energy Corp.	6,140	203,480
Avista Corp.	4,912	124,814
Black Hills Corp.	2,480	79,806
California Water Service Group	4,912	85,518
Calpine Corp. *	25,174	422,923
CenterPoint Energy, Inc.	26,402	534,112
Central Vermont Public Service Corp.	1,228	43,115
CH Energy Group, Inc.	1,228	80,594
Cleco Corp.	3,684	150,455
CMS Energy Corp.	16,578	386,267
Consolidated Edison, Inc.	19,648	1,185,953
Dominion Resources, Inc.	39,296	2,045,750
DTE Energy Co.	11,052	628,085
Duke Energy Corp.	89,030	1,956,879
Edison International	20,262	910,980
El Paso Electric Co.	3,070	94,218
Entergy Corp.	11,895	767,584

 15

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Exelon Corp.	56,953	2,106,122
FirstEnergy Corp.	28,244	1,321,537
GenOn Energy, Inc. *	52,293	89,944
Great Plains Energy, Inc.	8,596	171,232
Hawaiian Electric Industries, Inc.	6,140	169,525
IDACORP, Inc.	3,684	144,744
Integrys Energy Group, Inc.	4,912	265,739
ITC Holdings Corp.	3,684	254,012
MDU Resources Group, Inc.	11,052	248,338
MGE Energy, Inc.	2,456	110,839
National Fuel Gas Co.	4,912	212,346
New Jersey Resources Corp.	3,070	128,879
NextEra Energy, Inc.	28,244	1,845,463
NiSource, Inc.	18,420	462,158
Northeast Utilities	20,529	739,249
Northwest Natural Gas Co.	2,456	113,836
NorthWestern Corp.	2,456	87,213
NRG Energy, Inc. *	17,806	272,788
NV Energy, Inc.	15,350	265,555
OGE Energy Corp.	6,140	326,894
ONEOK, Inc.	6,754	560,514
Otter Tail Corp.	4,298	90,817
Pepco Holdings, Inc.	14,736	280,868
PG&E Corp.	27,791	1,214,467
Piedmont Natural Gas Co., Inc.	4,298	130,315
Pinnacle West Capital Corp.	8,596	424,470
PNM Resources, Inc.	7,982	148,864
Portland General Electric Co.	4,912	123,537
PPL Corp.	39,296	1,075,532
Progress Energy, Inc.	19,648	1,077,103
Public Service Enterprise Group, Inc.	34,384	1,072,437
Questar Corp.	11,052	221,814
SCANA Corp.	7,368	345,928
Sempra Energy	15,350	997,904
South Jersey Industries, Inc.	2,456	118,895
Southwest Gas Corp.	3,070	128,879
TECO Energy, Inc.	12,894	224,356
The AES Corp. *	43,391	524,597
The Empire District Electric Co.	4,912	98,486
The Laclede Group, Inc.	1,228	46,799
The Southern Co.	58,330	2,677,930
UGI Corp.	7,368	211,314
UIL Holdings Corp.	3,387	114,514
UNS Energy Corp.	2,456	92,075
Vectren Corp.	5,526	162,022
Westar Energy, Inc.	7,368	210,872
WGL Holdings, Inc.	3,684	143,492
Wisconsin Energy Corp.	15,964	604,078
Xcel Energy, Inc.	31,928	894,623

		36,211,507

Total Common Stock
(Cost $936,244,763)		967,909,468

Warrants 0.0% of net assets

Energy 0.0%
Kinder Morgan, Inc. *	32,970	75,172

Total Warrants
(Cost $59,741)		75,172

End of Investments

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Institutional U.S. Government Money Market Fund	3,529,342	3,529,342

Total Collateral Invested for Securities on Loan
(Cost $3,529,342)		3,529,342

End of Collateral Invested for Securities on Loan

At 05/31/12, the tax basis cost of the fund’s investments was $936,686,436 and the unrealized appreciation and depreciation were $96,176,606 and ($64,878,402), respectively, with a net unrealized appreciation of $31,298,204.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

16

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 17

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$967,909,468	$—	$—	$967,909,468
Warrants(a)	75,172	—	—	75,172

Total	$967,984,640	$—	$—	$967,984,640

Other Financial Instruments
Collateral Invested for Securities on Loan	$3,529,342	$—	$—	$3,529,342

(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

REG54093MAY12

18

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	783,471,435	825,086,201
0.0%	Warrants	55,596	71,464

99.7%	Total Investments	783,527,031	825,157,665
0.1%	Collateral Invested for Securities on Loan	843,730	843,730
0.2%	Other Assets and Liabilities, Net		1,517,303

100.0%	Net Assets		827,518,698

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Allison Transmission Holdings, Inc.	2,645	48,853
BorgWarner, Inc. *	6,934	497,514
Ford Motor Co.	243,869	2,575,257
General Motors Co. *	37,030	822,066
Gentex Corp.	9,124	203,465
Harley-Davidson, Inc.	14,873	716,581
Johnson Controls, Inc.	43,506	1,311,271
Lear Corp.	6,348	252,968
The Goodyear Tire & Rubber Co. *	15,361	160,522
TRW Automotive Holdings Corp. *	6,396	246,694
Visteon Corp. *	3,192	127,680

		6,962,871

Banks 2.9%
BB&T Corp.	44,475	1,344,034
BOK Financial Corp.	1,613	89,925
CIT Group, Inc. *	12,794	437,427
City National Corp.	3,176	157,784
Comerica, Inc.	13,754	418,397
Commerce Bancshares, Inc.	5,015	194,281
Cullen/Frost Bankers, Inc.	3,703	210,664
Fifth Third Bancorp	58,643	782,884
First Republic Bank *	4,907	154,080
Hudson City Bancorp, Inc.	31,786	197,073
Huntington Bancshares, Inc.	54,205	354,501
KeyCorp	60,307	452,302
M&T Bank Corp.	7,936	645,356
New York Community Bancorp, Inc.	28,159	347,764
People’s United Financial, Inc.	23,688	275,491
PNC Financial Services Group, Inc.	33,856	2,079,436
Regions Financial Corp.	90,459	568,987
SunTrust Banks, Inc.	34,385	788,104
TFS Financial Corp. *	5,600	52,472
U.S. Bancorp	123,786	3,850,982
Wells Fargo & Co.	322,161	10,325,260
Zions Bancorp	11,638	221,471

		23,948,675

Capital Goods 7.8%
3M Co.	41,262	3,482,925
Aecom Technology Corp. *	6,394	104,158
AGCO Corp. *	6,348	255,253
AMETEK, Inc.	10,188	516,634
BE Aerospace, Inc. *	6,348	274,995
Caterpillar, Inc.	37,559	3,290,920
Cooper Industries plc	10,051	708,596
Cummins, Inc.	11,109	1,077,018
Danaher Corp.	36,384	1,890,877
Deere & Co.	25,921	1,914,784
Donaldson Co., Inc.	9,522	340,602
Dover Corp.	11,720	662,883
Eaton Corp.	21,160	902,686
Emerson Electric Co.	47,081	2,201,978
Fastenal Co.	19,044	842,316
Flowserve Corp.	3,708	381,108
Fluor Corp.	11,109	520,790
Fortune Brands Home & Security, Inc. *	9,635	217,944
Foster Wheeler AG *	7,482	133,853
Gardner Denver, Inc.	3,187	172,353
General Dynamics Corp.	19,165	1,226,752
General Electric Co.	682,410	13,027,207
Goodrich Corp.	7,935	997,985
Honeywell International, Inc.	46,544	2,590,639
Hubbell, Inc., Class B	3,703	292,241
Illinois Tool Works, Inc.	26,561	1,491,400
Ingersoll-Rand plc	19,944	823,887
Jacobs Engineering Group, Inc. *	7,939	281,993
Joy Global, Inc.	6,877	384,149
KBR, Inc.	9,522	242,525
L-3 Communications Holdings, Inc.	6,348	432,870
Lincoln Electric Holdings, Inc.	5,290	251,698
Lockheed Martin Corp.	16,481	1,364,627
Masco Corp.	23,284	295,008
MSC Industrial Direct Co., Class A	2,740	196,485
Navistar International Corp. *	4,232	118,242
Northrop Grumman Corp.	16,399	963,441
Owens Corning *	7,406	228,549
PACCAR, Inc.	22,747	854,605
Pall Corp.	7,406	412,218
Parker Hannifin Corp.	10,051	821,569
Pentair, Inc.	6,395	260,660
Precision Castparts Corp.	9,522	1,582,652
Quanta Services, Inc. *	13,272	299,682
Raytheon Co.	22,110	1,112,575
Rockwell Automation, Inc.	8,993	652,082
Rockwell Collins, Inc.	9,522	479,623
Roper Industries, Inc.	6,348	642,545
Spirit AeroSystems Holdings, Inc., Class A *	7,407	170,880

 1

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SPX Corp.	3,178	228,276
Stanley Black & Decker, Inc.	10,607	702,714
Textron, Inc.	17,460	412,580
The Babcock & Wilcox Co. *	7,408	182,607
The Boeing Co.	43,120	3,001,583
The Timken Co.	5,819	277,566
TransDigm Group, Inc. *	3,174	390,402
Tyco International Ltd.	29,624	1,574,812
United Technologies Corp.	51,313	3,802,806
URS Corp.	5,290	191,339
W.W. Grainger, Inc.	3,703	717,086
Xylem, Inc.	11,746	297,526

		64,170,759

Commercial & Professional Services 0.7%
Avery Dennison Corp.	6,877	200,189
Cintas Corp.	7,406	273,281
Copart, Inc. *	7,724	209,398
Equifax, Inc.	7,628	344,557
IHS, Inc., Class A *	3,174	314,194
Iron Mountain, Inc.	10,819	306,719
Manpower, Inc.	5,292	190,247
Nielsen Holdings N.V. *	4,761	132,070
Pitney Bowes, Inc. (a)	12,167	165,958
R.R. Donnelley & Sons Co. (a)	12,167	130,917
Republic Services, Inc.	19,693	519,108
Robert Half International, Inc.	8,993	255,581
Stericycle, Inc. *	5,290	461,605
The Dun & Bradstreet Corp.	3,178	214,737
Towers Watson & Co., Class A	3,703	223,143
Verisk Analytics, Inc., Class A *	8,993	430,765
Waste Connections, Inc.	7,935	245,588
Waste Management, Inc.	25,615	830,951

		5,449,008

Consumer Durables & Apparel 1.3%
Coach, Inc.	18,536	1,250,253
D.R. Horton, Inc.	17,457	289,786
Fossil, Inc. *	3,703	270,912
Garmin Ltd.	7,406	318,162
Harman International Industries, Inc.	4,382	171,862
Hasbro, Inc.	7,406	262,321
Leggett & Platt, Inc.	8,993	186,964
Lennar Corp., Class A	10,580	288,728
Mattel, Inc.	21,971	683,957
Michael Kors Holdings Ltd. *	2,645	104,160
Mohawk Industries, Inc. *	3,703	252,174
Newell Rubbermaid, Inc.	18,093	332,911
NIKE, Inc., Class B	24,334	2,632,452
NVR, Inc. *	285	229,368
Polaris Industries, Inc.	4,232	321,505
PVH Corp.	3,703	299,943
Ralph Lauren Corp.	4,232	629,722
Tempur-Pedic International, Inc. *	4,232	195,561
Toll Brothers, Inc. *	9,374	255,723
Tupperware Brands Corp.	3,862	208,741
Under Armour, Inc., Class A *	2,645	266,431
VF Corp.	5,819	820,712
Whirlpool Corp.	4,797	296,838

		10,569,186

Consumer Services 2.2%
Apollo Group, Inc., Class A *	7,461	237,409
Carnival Corp.	25,638	822,723
Chipotle Mexican Grill, Inc. *	2,116	874,056
Darden Restaurants, Inc.	8,387	433,859
DeVry, Inc.	3,805	103,991
Dunkin’ Brands Group, Inc.	4,749	154,200
H&R Block, Inc.	18,515	282,724
Hyatt Hotels Corp., Class A *	2,645	97,839
International Game Technology	19,044	272,329
Las Vegas Sands Corp.	24,863	1,148,173
Marriott International, Inc., Class A	18,515	716,716
McDonald’s Corp.	66,875	5,974,612
MGM Resorts International *	20,149	218,214
Panera Bread Co., Class A *	2,116	310,946
Penn National Gaming, Inc. *	4,417	202,961
Royal Caribbean Cruises Ltd.	8,993	211,785
Starbucks Corp.	47,610	2,613,313
Starwood Hotels & Resorts Worldwide, Inc.	12,321	651,165
Weight Watchers International, Inc.	2,116	120,062
Wyndham Worldwide Corp.	9,522	474,196
Wynn Resorts Ltd.	5,290	545,082
Yum! Brands, Inc.	30,153	2,121,565

		18,587,920

Diversified Financials 5.2%
Affiliated Managers Group, Inc. *	3,233	333,225
American Express Co.	66,125	3,691,759
Ameriprise Financial, Inc.	14,283	684,441
Bank of America Corp.	653,315	4,801,865
BlackRock, Inc.	6,877	1,174,592
Capital One Financial Corp.	35,443	1,820,707
CBOE Holdings, Inc.	5,562	140,441
Citigroup, Inc.	187,795	4,978,446
CME Group, Inc.	4,232	1,090,036
Discover Financial Services	33,856	1,120,972
E*TRADE Financial Corp. *	16,085	136,562
Eaton Vance Corp.	7,406	180,262
Franklin Resources, Inc.	9,523	1,016,961
IntercontinentalExchange, Inc. *	4,761	582,984
Invesco Ltd.	28,836	627,183
Jefferies Group, Inc.	9,522	127,214
JPMorgan Chase & Co.	244,927	8,119,330
Legg Mason, Inc.	8,464	215,409
Leucadia National Corp.	12,167	247,233
LPL Investment Holdings, Inc.	4,232	137,032
Moody’s Corp.	12,189	445,996
Morgan Stanley	85,170	1,137,871
MSCI, Inc., Class A *	7,434	251,344
Northern Trust Corp.	13,787	595,323
NYSE Euronext	16,928	411,520
Raymond James Financial, Inc.	6,877	235,056
SEI Investments Co.	9,522	170,539
SLM Corp.	32,269	450,798
State Street Corp.	31,787	1,309,942
T. Rowe Price Group, Inc.	16,399	944,418
TD Ameritrade Holding Corp.	14,283	245,096
The Bank of New York Mellon Corp.	77,234	1,572,484
The Charles Schwab Corp. (b)	65,596	817,326

2

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Goldman Sachs Group, Inc.	26,979	2,581,890
The NASDAQ OMX Group, Inc. *	8,993	196,767

		42,593,024

Energy 10.4%
Alpha Natural Resources, Inc. *	14,283	149,686
Anadarko Petroleum Corp.	32,440	1,978,840
Apache Corp.	24,859	2,023,025
Arch Coal, Inc. (a)	13,324	84,474
Baker Hughes, Inc.	28,037	1,169,984
Cabot Oil & Gas Corp.	13,284	432,261
Cameron International Corp. *	15,408	703,992
Chesapeake Energy Corp.	42,320	715,208
Chevron Corp.	129,072	12,689,068
Cimarex Energy Co.	5,356	285,314
Cobalt International Energy, Inc. *	12,167	275,583
Concho Resources, Inc. *	6,877	603,388
ConocoPhillips	80,408	4,194,081
CONSOL Energy, Inc.	14,372	403,566
Continental Resources, Inc. *	3,703	269,801
Denbury Resources, Inc. *	24,863	375,929
Devon Energy Corp.	24,863	1,479,846
Diamond Offshore Drilling, Inc.	4,232	246,218
Energen Corp.	4,761	210,198
EOG Resources, Inc.	17,457	1,733,480
EQT Corp.	9,522	441,630
Exxon Mobil Corp.	309,465	24,333,233
FMC Technologies, Inc. *	15,341	617,322
Halliburton Co.	58,864	1,769,452
Helmerich & Payne, Inc.	6,348	287,564
Hess Corp.	19,573	855,340
HollyFrontier Corp.	12,382	365,021
Kinder Morgan, Inc. (a)	30,028	1,026,651
Marathon Oil Corp.	45,424	1,131,512
Marathon Petroleum Corp.	22,747	820,484
McDermott International, Inc. *	14,816	150,382
Murphy Oil Corp.	12,167	567,226
Nabors Industries Ltd. *	18,519	250,932
National-Oilwell Varco, Inc.	26,979	1,800,848
Newfield Exploration Co. *	8,468	253,701
Noble Corp. *	16,928	529,339
Noble Energy, Inc.	11,638	982,945
Occidental Petroleum Corp.	52,542	4,165,004
Oceaneering International, Inc.	6,878	317,901
Oil States International, Inc. *	3,174	211,293
Patterson-UTI Energy, Inc.	10,051	151,971
Peabody Energy Corp.	17,285	403,778
Phillips 66 *	39,675	1,191,440
Pioneer Natural Resources Co.	7,935	767,315
Plains Exploration & Production Co. *	9,040	323,542
QEP Resources, Inc.	11,210	295,047
Range Resources Corp.	10,154	583,246
Rowan Cos. plc, Class A *	7,987	239,610
SandRidge Energy, Inc. *	24,863	157,880
Schlumberger Ltd.	86,498	5,470,999
SM Energy Co.	4,232	228,909
Southwestern Energy Co. *	22,226	622,995
Spectra Energy Corp.	41,439	1,189,714
Sunoco, Inc.	6,784	315,117
Superior Energy Services, Inc. *	10,051	217,504
The Williams Cos., Inc.	37,392	1,141,578
Tidewater, Inc.	3,243	146,194
Ultra Petroleum Corp. *	9,623	178,218
Valero Energy Corp.	36,018	759,980
Weatherford International Ltd. *	48,139	578,149
Whiting Petroleum Corp. *	7,406	320,013
WPX Energy, Inc. *	12,446	182,583

		86,367,504

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	28,037	2,422,117
CVS Caremark Corp.	83,582	3,756,175
Safeway, Inc.	21,701	412,753
Sysco Corp.	37,686	1,051,816
The Kroger Co.	33,856	745,171
Wal-Mart Stores, Inc.	112,148	7,381,581
Walgreen Co.	56,192	1,714,980
Whole Foods Market, Inc.	10,576	937,139

		18,421,732

Food, Beverage & Tobacco 6.3%
Altria Group, Inc.	132,779	4,274,156
Archer-Daniels-Midland Co.	38,951	1,241,758
Beam, Inc.	9,635	583,495
Brown-Forman Corp., Class B	6,961	606,860
Bunge Ltd.	9,381	558,169
Campbell Soup Co.	12,697	402,495
Coca-Cola Enterprises, Inc.	19,935	545,422
ConAgra Foods, Inc.	26,535	667,355
Constellation Brands, Inc., Class A *	11,109	214,293
Corn Products International, Inc.	4,842	247,378
Dr. Pepper Snapple Group, Inc.	13,976	576,650
General Mills, Inc.	38,796	1,485,111
Green Mountain Coffee Roasters, Inc. *	7,935	187,266
H.J. Heinz Co.	20,631	1,095,093
Hormel Foods Corp.	9,214	275,591
Kellogg Co.	15,341	748,334
Kraft Foods, Inc., Class A	113,206	4,332,394
Lorillard, Inc.	8,993	1,111,535
McCormick & Co., Inc., Non Voting Shares	8,464	477,031
Mead Johnson Nutrition Co.	13,225	1,067,786
Molson Coors Brewing Co., Class B	10,051	386,461
Monster Beverage Corp. *	9,522	691,297
PepsiCo, Inc.	101,039	6,855,496
Philip Morris International, Inc.	111,361	9,411,118
Ralcorp Holdings, Inc. *	3,703	235,326
Reynolds American, Inc.	21,596	903,577
Sara Lee Corp.	37,417	782,015
Smithfield Foods, Inc. *	9,568	188,202
The Coca-Cola Co.	135,062	10,093,183
The Hershey Co.	10,074	673,548
The J.M. Smucker Co.	7,497	573,970
Tyson Foods, Inc., Class A	18,259	353,677

		51,846,042

Health Care Equipment & Services 3.9%
Aetna, Inc.	23,149	946,563
AmerisourceBergen Corp.	16,399	606,599

 3

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Baxter International, Inc.	36,501	1,847,681
Becton, Dickinson & Co.	12,696	928,458
Boston Scientific Corp. *	94,691	543,526
C.R. Bard, Inc.	5,819	565,549
Cardinal Health, Inc.	22,218	919,381
CareFusion Corp. *	14,283	346,220
Cerner Corp. *	9,049	705,460
CIGNA Corp.	18,515	812,994
Coventry Health Care, Inc.	8,993	273,387
Covidien plc	31,211	1,616,106
DaVita, Inc. *	5,913	480,431
DENTSPLY International, Inc.	9,043	334,591
Edwards Lifesciences Corp. *	7,406	632,250
Express Scripts Holding Co. *	51,823	2,704,642
Gen-Probe, Inc. *	3,174	256,808
HCA Holdings, Inc.	10,618	275,962
Henry Schein, Inc. *	5,819	432,410
Hologic, Inc. *	16,928	283,713
Humana, Inc.	10,596	809,428
IDEXX Laboratories, Inc. *	3,703	314,162
Intuitive Surgical, Inc. *	2,645	1,383,599
Laboratory Corp. of America Holdings *	6,381	531,410
McKesson Corp.	15,870	1,385,134
Medtronic, Inc.	67,907	2,501,694
Omnicare, Inc.	7,453	234,919
Patterson Cos., Inc.	5,819	193,424
Quest Diagnostics, Inc.	10,058	572,300
ResMed, Inc. *	9,676	299,762
St. Jude Medical, Inc.	20,693	795,025
Stryker Corp.	19,044	979,814
UnitedHealth Group, Inc.	68,889	3,841,939
Universal Health Services, Inc., Class B	5,823	225,641
Varian Medical Systems, Inc. *	6,877	403,405
WellPoint, Inc.	22,266	1,500,506
Zimmer Holdings, Inc.	11,638	705,845

		32,190,738

Household & Personal Products 2.3%
Avon Products, Inc.	27,106	448,604
Church & Dwight Co., Inc.	9,132	486,188
Colgate-Palmolive Co.	28,647	2,816,000
Energizer Holdings, Inc. *	4,322	315,117
Herbalife Ltd.	7,518	336,731
Kimberly-Clark Corp.	25,392	2,014,855
The Clorox Co.	8,465	582,392
The Estee Lauder Cos., Inc., Class A	14,868	805,102
The Procter & Gamble Co.	177,744	11,071,674

		18,876,663

Insurance 3.8%
ACE Ltd.	21,691	1,568,910
Aflac, Inc.	30,171	1,209,254
Alleghany Corp. *	1,058	348,082
Allied World Assurance Co. Holdings AG	2,645	203,400
American Financial Group, Inc.	5,322	206,973
American International Group, Inc. *	28,037	818,120
Aon plc	21,160	983,940
Arch Capital Group Ltd. *	8,464	323,579
Assurant, Inc.	5,850	195,273
Assured Guaranty Ltd.	10,656	127,233
Axis Capital Holdings Ltd.	8,464	278,466
Berkshire Hathaway, Inc., Class B *	123,578	9,807,150
Brown & Brown, Inc.	7,453	190,797
Cincinnati Financial Corp.	9,569	345,249
CNA Financial Corp.	1,632	46,430
Erie Indemnity Co., Class A	1,664	119,592
Everest Re Group Ltd.	3,174	324,129
Fidelity National Financial, Inc., Class A	13,754	259,125
Genworth Financial, Inc., Class A *	31,223	163,608
Hartford Financial Services Group, Inc.	28,223	474,711
HCC Insurance Holdings, Inc.	6,877	214,975
Lincoln National Corp.	19,044	393,639
Loews Corp.	22,293	866,975
Markel Corp. *	654	286,772
Marsh & McLennan Cos., Inc.	34,650	1,108,107
MetLife, Inc.	52,900	1,545,209
Old Republic International Corp.	15,391	151,909
PartnerRe Ltd.	4,232	299,922
Principal Financial Group, Inc.	18,855	463,079
Prudential Financial, Inc.	31,211	1,449,751
Reinsurance Group of America, Inc.	4,761	238,859
RenaissanceRe Holdings Ltd.	3,259	251,171
The Allstate Corp.	30,153	1,023,393
The Chubb Corp.	17,986	1,296,251
The Progressive Corp.	36,501	793,167
The Travelers Cos., Inc.	25,908	1,618,991
Torchmark Corp.	6,877	320,881
Unum Group	18,515	369,374
Validus Holdings Ltd.	4,419	138,668
W.R. Berkley Corp.	7,935	304,069
White Mountains Insurance Group Ltd.	351	180,772
XL Group plc	20,478	418,161

		31,728,116

Materials 3.7%
Air Products & Chemicals, Inc.	12,700	1,003,808
Airgas, Inc.	4,326	375,540
Albemarle Corp.	5,936	360,315
Alcoa, Inc.	68,241	583,461
Allegheny Technologies, Inc.	6,877	220,889
Allied Nevada Gold Corp. *	5,290	137,223
AptarGroup, Inc.	3,769	190,975
Ashland, Inc.	4,329	276,753
Ball Corp.	10,690	427,279
Bemis Co., Inc.	6,877	208,786
Celanese Corp., Series A	10,061	400,528
CF Industries Holdings, Inc.	4,761	813,941
Cliffs Natural Resources, Inc.	9,139	436,661
Crown Holdings, Inc. *	9,522	324,605
E.I. du Pont de Nemours & Co.	59,777	2,884,838
Eastman Chemical Co.	7,935	369,454
Ecolab, Inc.	17,457	1,103,457
FMC Corp.	9,522	485,336
Freeport-McMoRan Copper & Gold, Inc.	60,306	1,932,204
Huntsman Corp.	12,237	156,634

4

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
International Flavors & Fragrances, Inc.	5,290	298,250
International Paper Co.	25,957	757,944
LyondellBasell Industries N.V., Class A	21,727	857,347
Martin Marietta Materials, Inc.	2,645	178,458
MeadWestvaco Corp.	10,724	294,910
Molycorp, Inc. *(a)	3,828	75,335
Monsanto Co.	34,385	2,654,522
Newmont Mining Corp.	31,211	1,471,911
Nucor Corp.	18,515	662,096
Owens-Illinois, Inc. *	10,580	206,733
PPG Industries, Inc.	10,052	1,039,779
Praxair, Inc.	19,573	2,079,436
Reliance Steel & Aluminum Co.	4,761	224,767
Rock-Tenn Co., Class A	4,761	245,620
Rockwood Holdings, Inc. *	4,232	204,829
Royal Gold, Inc.	4,232	286,253
Sealed Air Corp.	12,167	190,414
Sigma-Aldrich Corp.	6,846	474,907
Sonoco Products Co.	6,348	195,328
Southern Copper Corp.	10,937	311,158
Steel Dynamics, Inc.	13,754	144,967
The Dow Chemical Co.	75,119	2,333,196
The Mosaic Co.	16,928	807,127
The Scotts Miracle-Gro Co., Class A	2,761	119,192
The Sherwin-Williams Co.	5,819	754,375
The Valspar Corp.	5,819	280,534
Titanium Metals Corp.	5,330	61,188
United States Steel Corp. (a)	9,104	184,811
Valhi, Inc.	1,587	22,504
Vulcan Materials Co.	7,410	256,757
Walter Energy, Inc.	4,232	205,040

		30,572,375

Media 3.4%
AMC Networks, Inc., Class A *	3,804	146,796
Cablevision Systems Corp., Class A	15,350	175,604
CBS Corp., Class B	39,146	1,249,540
Charter Communications, Inc., Class A *	2,646	165,904
Clear Channel Outdoor Holdings, Inc., Class A *	2,116	13,331
Comcast Corp., Class A	178,802	5,169,166
DIRECTV, Class A *	43,378	1,928,152
Discovery Communications, Inc., Series A *	16,866	844,987
DISH Network Corp., Class A	13,225	370,829
Gannett Co., Inc.	15,341	200,353
John Wiley & Sons, Inc., Class A	3,174	144,417
Liberty Global, Inc., Series A *	16,928	782,074
Liberty Media Corp. - Liberty Capital, Series A *	7,406	627,807
News Corp., Class A	148,485	2,850,912
Omnicom Group, Inc.	17,457	832,350
Scripps Networks Interactive, Class A	5,930	324,786
Sirius XM Radio, Inc. *	240,166	453,914
The Interpublic Group of Cos., Inc.	29,482	306,318
The McGraw-Hill Cos., Inc.	18,515	803,181
The Walt Disney Co.	107,916	4,932,840
The Washington Post Co., Class B (a)	362	126,273
Time Warner Cable, Inc.	20,631	1,555,577
Time Warner, Inc.	64,074	2,208,631
Viacom, Inc., Class B	32,269	1,540,199
Virgin Media, Inc.	19,044	419,539

		28,173,480

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
Abbott Laboratories	101,039	6,243,200
Agilent Technologies, Inc.	22,218	903,384
Alexion Pharmaceuticals, Inc. *	12,167	1,101,965
Allergan, Inc.	19,573	1,766,463
Amgen, Inc.	56,603	3,935,041
Biogen Idec, Inc. *	15,870	2,075,002
Bristol-Myers Squibb Co.	111,619	3,721,377
Celgene Corp. *	28,037	1,913,525
Covance, Inc. *	3,703	171,819
Eli Lilly & Co.	62,817	2,572,356
Endo Health Solutions, Inc. *	7,265	236,258
Forest Laboratories, Inc. *	16,178	566,230
Gilead Sciences, Inc. *	49,197	2,457,390
Hospira, Inc. *	10,580	330,731
Illumina, Inc. *	7,951	342,370
Johnson & Johnson	176,157	10,997,482
Life Technologies Corp. *	11,638	476,111
Merck & Co., Inc.	198,360	7,454,369
Mettler-Toledo International, Inc. *	2,116	330,350
Mylan, Inc. *	27,193	589,272
PerkinElmer, Inc.	7,410	197,106
Perrigo Co.	5,290	549,578
Pfizer, Inc.	495,125	10,828,384
Regeneron Pharmaceuticals, Inc. *	4,761	645,830
Techne Corp.	2,223	150,853
Thermo Fisher Scientific, Inc.	24,334	1,228,380
United Therapeutics Corp. *	3,174	140,418
Vertex Pharmaceuticals, Inc. *	13,225	794,029
Warner Chilcott plc, Class A *	11,638	219,493
Waters Corp. *	5,880	469,106
Watson Pharmaceuticals, Inc. *	7,935	565,686

		63,973,558

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	4,228	289,449
American Capital Agency Corp.	14,283	466,626
American Tower Corp.	25,392	1,647,433
Annaly Capital Management, Inc.	62,030	1,030,939
AvalonBay Communities, Inc.	6,348	887,133
Boston Properties, Inc.	9,522	980,099
BRE Properties, Inc.	4,782	235,418
Brookfield Office Properties, Inc. (a)	16,446	275,306
Camden Property Trust	5,290	344,432
CBRE Group, Inc., Class A *	18,652	306,825
Chimera Investment Corp.	65,596	183,669
DDR Corp.	15,341	213,086
Digital Realty Trust, Inc.	6,877	486,685
Equity Residential	19,044	1,163,588
Essex Property Trust, Inc.	2,160	324,994
Federal Realty Investment Trust	4,232	415,921
General Growth Properties, Inc.	24,608	412,184
HCP, Inc.	25,921	1,058,614
Health Care REIT, Inc.	13,225	733,591
Host Hotels & Resorts, Inc.	44,611	680,764

 5

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Jones Lang LaSalle, Inc.	2,650	192,125
Kimco Realty Corp.	25,964	466,054
Liberty Property Trust	7,406	256,766
Piedmont Office Realty Trust, Inc., Class A	10,758	177,615
Plum Creek Timber Co., Inc.	10,580	386,170
ProLogis, Inc.	29,624	947,375
Public Storage	9,023	1,204,300
Rayonier, Inc.	7,935	340,967
Realty Income Corp.	8,522	326,648
Regency Centers Corp.	5,819	254,930
Simon Property Group, Inc.	19,044	2,809,371
SL Green Realty Corp.	5,290	396,803
The Macerich Co.	8,393	478,821
UDR, Inc.	14,283	369,930
Ventas, Inc.	18,515	1,089,052
Vornado Realty Trust	11,638	953,385
Weyerhaeuser Co.	34,385	684,605

		23,471,673

Retailing 4.3%
Abercrombie & Fitch Co., Class A	5,290	177,427
Advance Auto Parts, Inc.	4,778	348,507
Amazon.com, Inc. *	22,747	4,843,064
American Eagle Outfitters, Inc.	12,484	241,066
AutoNation, Inc. *(a)	2,226	80,181
AutoZone, Inc. *	1,899	722,114
Bed Bath & Beyond, Inc. *	15,341	1,108,387
Best Buy Co., Inc.	18,862	353,097
CarMax, Inc. *	14,304	403,516
Dick’s Sporting Goods, Inc.	5,756	267,654
Dollar General Corp. *	7,806	381,791
Dollar Tree, Inc. *	7,931	818,321
Expedia, Inc.	6,364	292,044
Family Dollar Stores, Inc.	6,877	465,917
Foot Locker, Inc.	10,051	319,019
GameStop Corp., Class A (a)	8,858	169,896
Genuine Parts Co.	10,098	636,174
Groupon, Inc. *(a)	2,116	22,514
Guess?, Inc.	4,232	112,740
J.C. Penney Co., Inc.	9,553	250,575
Kohl’s Corp.	15,341	702,925
Liberty Interactive Corp., Series A *	38,617	647,221
Limited Brands, Inc.	15,870	703,993
LKQ Corp. *	9,522	346,982
Lowe’s Cos., Inc.	80,675	2,155,636
Macy’s, Inc.	26,979	1,026,551
Netflix, Inc. *	3,703	234,918
Nordstrom, Inc.	10,051	476,116
O’Reilly Automotive, Inc. *	8,464	810,767
PetSmart, Inc.	7,406	477,243
Priceline.com, Inc. *	3,174	1,985,305
Ross Stores, Inc.	14,824	937,321
Sally Beauty Holdings, Inc. *	8,993	237,685
Sears Holdings Corp. *(a)	3,174	156,796
Signet Jewelers Ltd.	5,819	254,058
Staples, Inc.	45,494	597,791
Target Corp.	39,146	2,266,945
The Gap, Inc.	22,218	588,777
The Home Depot, Inc.	98,923	4,880,861
The TJX Cos., Inc.	48,261	2,049,162
Tiffany & Co.	8,052	446,000
Tractor Supply Co.	4,761	434,917
TripAdvisor, Inc. *	6,364	272,888
Ulta Salon, Cosmetics & Fragrance, Inc.	3,703	330,937
Urban Outfitters, Inc. *	7,751	216,795

		35,252,594

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc. *	37,559	228,359
Altera Corp.	20,733	692,689
Analog Devices, Inc.	19,063	693,321
Applied Materials, Inc.	84,111	868,867
Atmel Corp. *	28,594	200,158
Broadcom Corp., Class A *	29,909	967,556
Cree, Inc. *	7,422	186,069
First Solar, Inc. *(a)	3,703	46,510
Intel Corp.	329,567	8,516,011
KLA-Tencor Corp.	10,617	486,577
Lam Research Corp. *(a)	7,406	276,244
Linear Technology Corp.	13,778	399,838
LSI Corp. *	36,541	242,998
Marvell Technology Group Ltd. *	31,211	391,074
Maxim Integrated Products, Inc.	18,839	473,989
Microchip Technology, Inc.	12,200	378,444
Micron Technology, Inc. *	63,480	370,723
NVIDIA Corp. *	39,146	486,585
ON Semiconductor Corp. *	28,037	188,969
Skyworks Solutions, Inc. *	12,696	341,015
Texas Instruments, Inc.	73,137	2,082,942
Xilinx, Inc.	16,972	542,595

		19,061,533

Software & Services 9.3%
Accenture plc, Class A	45,494	2,597,707
Activision Blizzard, Inc.	26,803	314,667
Adobe Systems, Inc. *	31,578	980,497
Akamai Technologies, Inc. *	11,109	325,938
Alliance Data Systems Corp. *	3,174	399,924
ANSYS, Inc. *	5,829	360,669
Autodesk, Inc. *	14,283	457,342
Automatic Data Processing, Inc.	31,740	1,655,241
BMC Software, Inc. *	11,109	470,133
Broadridge Financial Solutions, Inc.	7,982	161,476
CA, Inc.	23,649	588,151
Citrix Systems, Inc. *	12,167	889,164
Cognizant Technology Solutions Corp., Class A *	19,573	1,140,127
Computer Sciences Corp.	9,612	256,064
eBay, Inc. *	70,886	2,778,022
Electronic Arts, Inc. *	21,380	291,196
Equinix, Inc. *	3,174	517,711
FactSet Research Systems, Inc.	2,715	286,243
Fidelity National Information Services, Inc.	16,489	540,509
Fiserv, Inc. *	9,002	607,005
Genpact Ltd. *	6,390	99,620
Global Payments, Inc.	4,734	201,100
Google, Inc., Class A *	16,344	9,493,576
IAC/InterActiveCorp	4,761	213,864

6

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Informatica Corp. *	6,877	284,914
International Business Machines Corp.	71,136	13,722,134
Intuit, Inc.	17,542	986,387
LinkedIn Corp., Class A *	1,058	101,674
MasterCard, Inc., Class A	6,610	2,687,031
Microsoft Corp.	482,977	14,098,099
Nuance Communications, Inc. *	14,683	303,791
Oracle Corp.	251,275	6,651,249
Paychex, Inc.	20,631	618,311
Rackspace Hosting, Inc. *	6,877	340,205
Red Hat, Inc. *	12,167	625,141
Rovi Corp. *	7,075	172,842
SAIC, Inc.	21,941	243,765
Salesforce.com, Inc. *	7,935	1,099,950
Solera Holdings, Inc.	4,279	189,988
Symantec Corp. *	46,552	690,832
Synopsys, Inc. *	8,993	265,743
Teradata Corp. *	10,640	707,347
TIBCO Software, Inc. *	10,580	283,015
Total System Services, Inc.	12,700	295,529
Vantiv, Inc., Class A *	3,174	70,399
VeriFone Systems, Inc. *	6,877	248,329
VeriSign, Inc. *	10,170	388,799
Visa, Inc., Class A	34,385	3,961,152
VMware, Inc., Class A *	4,234	393,804
Western Union Co.	39,800	652,720
Yahoo!, Inc. *	75,795	1,155,116
Zynga, Inc., Class A *(a)	6,877	43,050

		76,907,262

Technology Hardware & Equipment 7.8%
Amphenol Corp., Class A	10,608	564,239
Apple, Inc. *	59,822	34,560,964
Arrow Electronics, Inc. *	6,877	233,199
Avnet, Inc. *	8,993	274,197
Cisco Systems, Inc.	345,429	5,640,856
Corning, Inc.	100,138	1,300,793
Dell, Inc. *	101,568	1,252,333
Dolby Laboratories, Inc., Class A *	3,248	139,307
EMC Corp. *	130,819	3,120,033
F5 Networks, Inc. *	5,290	547,409
FLIR Systems, Inc.	10,055	214,473
Harris Corp.	7,413	294,889
Hewlett-Packard Co.	129,076	2,927,444
Ingram Micro, Inc., Class A *	10,580	188,641
Jabil Circuit, Inc.	12,167	232,755
JDS Uniphase Corp. *	14,631	148,505
Juniper Networks, Inc. *	33,754	580,569
Molex, Inc.	9,248	213,351
Motorola Solutions, Inc.	19,044	915,635
NCR Corp. *	10,098	216,299
NetApp, Inc. *	23,276	692,694
Polycom, Inc. *	11,638	133,139
QUALCOMM, Inc.	108,716	6,230,514
Riverbed Technology, Inc. *	9,764	160,130
SanDisk Corp. *	15,213	497,465
Seagate Technology plc	25,921	607,329
TE Connectivity Ltd.	26,979	847,680
Trimble Navigation Ltd. *	7,939	374,443
Western Digital Corp. *	14,852	466,204
Xerox Corp.	88,882	641,728

		64,217,217

Telecommunication Services 3.0%
AT&T, Inc.	382,996	13,086,973
CenturyLink, Inc.	39,146	1,535,306
Crown Castle International Corp. *	15,870	866,502
Frontier Communications Corp. (a)	65,634	245,471
Level 3 Communications, Inc. *	10,051	213,383
MetroPCS Communications, Inc. *	19,984	127,898
NII Holdings, Inc. *	10,712	123,402
SBA Communications Corp., Class A *	6,877	357,260
Sprint Nextel Corp. *	191,541	492,261
Telephone & Data Systems, Inc.	6,378	126,603
United States Cellular Corp. *	1,126	42,101
Verizon Communications, Inc.	183,034	7,621,536
Windstream Corp.	37,030	346,601

		25,185,297

Transportation 1.8%
C.H. Robinson Worldwide, Inc.	10,580	616,391
CSX Corp.	67,219	1,404,205
Delta Air Lines, Inc. *	53,569	648,185
Expeditors International of Washington, Inc.	13,758	526,244
FedEx Corp.	19,044	1,697,582
Hertz Global Holdings, Inc. *	15,045	204,763
J.B. Hunt Transport Services, Inc.	6,377	364,318
Kansas City Southern	6,938	457,769
Norfolk Southern Corp.	21,160	1,386,403
Southwest Airlines Co.	50,808	458,796
Union Pacific Corp.	31,211	3,476,905
United Continental Holdings, Inc. *	21,163	532,673
United Parcel Service, Inc., Class B	43,378	3,250,747

		15,024,981

Utilities 3.8%
AGL Resources, Inc.	7,436	278,701
Alliant Energy Corp.	7,043	307,709
Ameren Corp.	15,345	495,797
American Electric Power Co., Inc.	31,211	1,201,936
American Water Works Co., Inc.	11,128	380,689
Aqua America, Inc.	8,993	207,738
Atmos Energy Corp.	5,819	192,842
Calpine Corp. *	24,629	413,767
CenterPoint Energy, Inc.	24,994	505,629
CMS Energy Corp.	15,970	372,101
Consolidated Edison, Inc.	19,044	1,149,496
Dominion Resources, Inc.	37,030	1,927,782
DTE Energy Co.	10,627	603,932
Duke Energy Corp.	84,398	1,855,068
Edison International	19,090	858,286
Entergy Corp.	11,638	751,000
Exelon Corp.	55,008	2,034,196
FirstEnergy Corp.	27,508	1,287,099
Integrys Energy Group, Inc.	4,870	263,467
ITC Holdings Corp.	3,174	218,847
MDU Resources Group, Inc.	11,156	250,675
National Fuel Gas Co.	4,893	211,524

 7

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NextEra Energy, Inc.	26,979	1,762,808
NiSource, Inc.	17,986	451,269
Northeast Utilities	20,178	726,610
NRG Energy, Inc. *	15,427	236,342
NV Energy, Inc.	14,855	256,991
OGE Energy Corp.	6,360	338,606
ONEOK, Inc.	6,348	526,820
Pepco Holdings, Inc.	14,330	273,130
PG&E Corp.	26,450	1,155,865
Pinnacle West Capital Corp.	6,892	340,327
PPL Corp.	36,940	1,011,048
Progress Energy, Inc.	19,565	1,072,553
Public Service Enterprise Group, Inc.	32,525	1,014,455
Questar Corp.	11,210	224,985
SCANA Corp.	7,406	347,712
Sempra Energy	14,283	928,538
TECO Energy, Inc.	12,743	221,728
The AES Corp. *	41,262	498,858
The Southern Co.	55,016	2,525,785
UGI Corp.	7,406	212,404
Westar Energy, Inc.	7,123	203,860
Wisconsin Energy Corp.	14,812	560,486
Xcel Energy, Inc.	31,211	874,532

		31,533,993

Total Common Stock
(Cost $783,471,435)		825,086,201

Warrants 0.0% of net assets

Energy 0.0%
Kinder Morgan, Inc. *	31,344	71,464

Total Warrants
(Cost $55,596)		71,464

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund	843,730	843,730

Total Collateral Invested for Securities on Loan
(Cost $843,730)		843,730

End of Collateral Invested for Securities on Loan

At 05/31/12, the tax basis cost of the fund’s investments was $783,986,308 and the unrealized appreciation and depreciation were $91,249,740 and ($50,078,383), respectively, with a net unrealized appreciation of $41,171,357.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

8

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$825,086,201	$—	$—	$825,086,201
Warrants(a)	71,464	—	—	71,464

Total	$825,157,665	$—	$—	$825,157,665

Other Financial Instruments
Collateral Invested for Securities on Loan	$843,730	$—	$—	$843,730

(a)	As categorized in Portfolio Holdings.

 9

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

REG54092MAY12

10

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	408,181,012	427,566,108
0.1%	Other Investment Company	198,269	198,269

99.9%	Total Investments	408,379,281	427,764,377
0.1%	Collateral Invested for Securities on Loan	457,656	457,656
—%	Other Assets and Liabilities, Net		151,811

100.0%	Net Assets		428,373,844

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.5%
Allison Transmission Holdings, Inc.	1,620	29,922
BorgWarner, Inc. *	7,560	542,430
Gentex Corp.	9,757	217,581
Johnson Controls, Inc.	46,452	1,400,063
Visteon Corp. *	3,510	140,400

		2,330,396

Banks 0.3%
CIT Group, Inc. *	13,500	461,565
SunTrust Banks, Inc.	36,579	838,391

		1,299,956

Capital Goods 7.6%
Aecom Technology Corp. *	7,057	114,959
AGCO Corp. *	6,520	262,169
AMETEK, Inc.	10,868	551,116
BE Aerospace, Inc. *	6,480	280,714
Caterpillar, Inc.	40,230	3,524,953
Cooper Industries plc	10,842	764,361
Cummins, Inc.	11,925	1,156,129
Danaher Corp.	38,754	2,014,045
Deere & Co.	27,645	2,042,136
Donaldson Co., Inc.	9,216	329,656
Dover Corp.	12,706	718,651
Emerson Electric Co.	50,408	2,357,582
Fastenal Co.	20,118	889,819
Flowserve Corp.	3,780	388,508
Fluor Corp.	11,654	546,339
Fortune Brands Home & Security, Inc. *	10,530	238,189
Foster Wheeler AG *	7,942	142,082
Gardner Denver, Inc.	3,510	189,821
Goodrich Corp.	8,640	1,086,653
Illinois Tool Works, Inc.	28,362	1,592,526
Jacobs Engineering Group, Inc. *	8,673	308,065
Joy Global, Inc.	7,290	407,219
KBR, Inc.	10,172	259,081
Lincoln Electric Holdings, Inc.	5,744	273,299
MSC Industrial Direct Co., Class A	3,014	216,134
Navistar International Corp. *	4,608	128,748
PACCAR, Inc.	24,570	923,095
Pall Corp.	7,860	437,488
Pentair, Inc.	6,750	275,130
Precision Castparts Corp.	9,990	1,660,438
Quanta Services, Inc. *	14,065	317,588
Rockwell Collins, Inc.	10,029	505,161
Roper Industries, Inc.	6,540	661,979
Spirit AeroSystems Holdings, Inc., Class A *	8,128	187,513
SPX Corp.	3,524	253,129
Stanley Black & Decker, Inc.	11,420	756,575
Textron, Inc.	18,969	448,237
The Babcock & Wilcox Co. *	7,944	195,820
The Boeing Co.	45,614	3,175,191
The Timken Co.	5,400	257,580
TransDigm Group, Inc. *	3,240	398,520
URS Corp.	5,419	196,005
W.W. Grainger, Inc.	4,050	784,282
Xylem, Inc.	12,517	317,056

		32,533,741

Commercial & Professional Services 0.7%
Copart, Inc. *	8,128	220,350
Equifax, Inc.	8,147	368,000
IHS, Inc., Class A *	3,253	322,015
Nielsen Holdings N.V. *	4,914	136,314
Robert Half International, Inc.	9,866	280,392
Stericycle, Inc. *	5,940	518,324
The Dun & Bradstreet Corp.	3,252	219,738
Towers Watson & Co., Class A	4,063	244,836
Verisk Analytics, Inc., Class A *	9,348	447,769
Waste Connections, Inc.	8,398	259,918

		3,017,656

Consumer Durables & Apparel 1.8%
Coach, Inc.	19,743	1,331,665
Fossil, Inc. *	3,766	275,521
Harman International Industries, Inc.	4,751	186,334
Michael Kors Holdings Ltd. *	2,980	117,352
Mohawk Industries, Inc. *	3,795	258,439
NIKE, Inc., Class B	26,016	2,814,411
NVR, Inc. *	326	262,365
PVH Corp.	4,320	349,920
Ralph Lauren Corp.	4,320	642,816
Tempur-Pedic International, Inc. *	4,336	200,367
Toll Brothers, Inc. *	9,990	272,527
Under Armour, Inc., Class A *	2,700	271,971

 1

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
VF Corp.	5,940	837,778

		7,821,466

Consumer Services 2.5%
Apollo Group, Inc., Class A *	7,589	241,482
Chipotle Mexican Grill, Inc. *	2,160	892,231
DeVry, Inc.	3,795	103,717
Dunkin’ Brands Group, Inc.	5,400	175,338
Hyatt Hotels Corp., Class A *	2,440	90,256
Las Vegas Sands Corp.	26,869	1,240,810
Marriott International, Inc., Class A	19,993	773,929
MGM Resorts International *	21,650	234,470
Panera Bread Co., Class A *	2,160	317,412
Penn National Gaming, Inc. *	4,876	224,052
Starbucks Corp.	51,282	2,814,869
Starwood Hotels & Resorts Worldwide, Inc.	13,230	699,206
Weight Watchers International, Inc.	1,350	76,599
Wynn Resorts Ltd.	5,656	582,794
Yum! Brands, Inc.	31,978	2,249,972

		10,717,137

Diversified Financials 2.3%
Affiliated Managers Group, Inc. *	3,524	363,219
Ameriprise Financial, Inc.	15,390	737,489
BlackRock, Inc.	7,020	1,199,016
CBOE Holdings, Inc.	6,232	157,358
Discover Financial Services	36,317	1,202,456
E*TRADE Financial Corp. *	17,729	150,519
Franklin Resources, Inc.	10,028	1,070,890
IntercontinentalExchange, Inc. *	5,130	628,168
Leucadia National Corp.	13,414	272,572
Moody’s Corp.	13,008	475,963
MSCI, Inc., Class A *	8,185	276,735
State Street Corp.	33,592	1,384,326
T. Rowe Price Group, Inc.	17,345	998,899
The Charles Schwab Corp. (b)	70,335	876,374
The NASDAQ OMX Group, Inc. *	9,374	205,103

		9,999,087

Energy 8.6%
Alpha Natural Resources, Inc. *	14,906	156,215
Anadarko Petroleum Corp.	34,290	2,091,690
Baker Hughes, Inc.	29,700	1,239,381
Cabot Oil & Gas Corp.	14,170	461,092
Cameron International Corp. *	16,605	758,682
Cimarex Energy Co.	5,940	316,424
Concho Resources, Inc. *	7,047	618,304
CONSOL Energy, Inc.	15,419	432,966
Continental Resources, Inc. *	4,050	295,083
Denbury Resources, Inc. *	26,560	401,587
Diamond Offshore Drilling, Inc.	4,860	282,755
EOG Resources, Inc.	18,428	1,829,900
EQT Corp.	10,027	465,052
FMC Technologies, Inc. *	16,470	662,753
Halliburton Co.	62,809	1,888,039
Helmerich & Payne, Inc.	7,004	317,281
Hess Corp.	20,876	912,281
HollyFrontier Corp.	13,241	390,345
Kinder Morgan, Inc. (a)	32,584	1,114,047
Marathon Petroleum Corp.	24,119	869,972
Murphy Oil Corp.	13,280	619,114
Nabors Industries Ltd. *	19,782	268,046
National-Oilwell Varco, Inc.	28,998	1,935,616
Newfield Exploration Co. *	9,180	275,033
Noble Corp. *	17,848	558,107
Noble Energy, Inc.	12,150	1,026,189
Occidental Petroleum Corp.	55,604	4,407,729
Oceaneering International, Inc.	7,322	338,423
Oil States International, Inc. *	3,510	233,661
Patterson-UTI Energy, Inc.	10,560	159,667
Peabody Energy Corp.	18,467	431,389
Pioneer Natural Resources Co.	8,370	809,379
Plains Exploration & Production Co. *	9,522	340,792
QEP Resources, Inc.	11,954	314,629
Range Resources Corp.	11,070	635,861
Rowan Cos. plc, Class A *	8,539	256,170
SandRidge Energy, Inc. *	25,968	164,897
Schlumberger Ltd.	91,351	5,777,951
SM Energy Co.	4,342	234,859
Southwestern Energy Co. *	23,621	662,097
Sunoco, Inc.	7,294	338,806
Superior Energy Services, Inc. *	10,530	227,869
Ultra Petroleum Corp. *	10,283	190,441
Weatherford International Ltd. *	51,136	614,143
Whiting Petroleum Corp. *	7,906	341,618
WPX Energy, Inc. *	13,230	194,084

		36,860,419

Food & Staples Retailing 4.0%
Costco Wholesale Corp.	29,810	2,575,286
CVS Caremark Corp.	89,635	4,028,197
Wal-Mart Stores, Inc.	119,862	7,889,317
Walgreen Co.	59,983	1,830,681
Whole Foods Market, Inc.	11,110	984,457

		17,307,938

Food, Beverage & Tobacco 3.0%
Brown-Forman Corp., Class B	7,317	637,896
Bunge Ltd.	9,990	594,405
Green Mountain Coffee Roasters, Inc. *	8,400	198,240
Lorillard, Inc.	9,215	1,138,974
Mead Johnson Nutrition Co.	14,040	1,133,590
Monster Beverage Corp. *	10,300	747,780
PepsiCo, Inc.	107,190	7,272,841
Ralcorp Holdings, Inc. *	3,780	240,219
Sara Lee Corp.	39,982	835,624

		12,799,569

Health Care Equipment & Services 6.8%
Aetna, Inc.	24,722	1,010,883
AmerisourceBergen Corp.	17,618	651,690
Baxter International, Inc.	39,420	1,995,440
Becton, Dickinson & Co.	13,822	1,010,803
C.R. Bard, Inc.	5,940	577,309
CareFusion Corp. *	15,446	374,411
Cerner Corp. *	9,720	757,771

2

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Coventry Health Care, Inc.	9,757	296,613
Covidien plc	33,065	1,712,106
DaVita, Inc. *	6,480	526,500
DENTSPLY International, Inc.	9,742	360,454
Edwards Lifesciences Corp. *	7,830	668,447
Express Scripts Holding Co. *	55,044	2,872,746
Gen-Probe, Inc. *	3,252	263,119
HCA Holdings, Inc.	11,285	293,297
Henry Schein, Inc. *	6,246	464,140
IDEXX Laboratories, Inc. *	3,794	321,883
Intuitive Surgical, Inc. *	2,700	1,412,370
Laboratory Corp. of America Holdings *	6,776	564,305
McKesson Corp.	16,814	1,467,526
Medtronic, Inc.	72,377	2,666,369
Omnicare, Inc.	7,830	246,802
Patterson Cos., Inc.	6,235	207,251
Quest Diagnostics, Inc.	10,800	614,520
ResMed, Inc. *	10,028	310,667
St. Jude Medical, Inc.	21,682	833,023
Stryker Corp.	20,049	1,031,521
UnitedHealth Group, Inc.	73,964	4,124,972
Universal Health Services, Inc., Class B	6,217	240,909
Varian Medical Systems, Inc. *	7,590	445,229
Zimmer Holdings, Inc.	12,198	739,809

		29,062,885

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	9,756	519,409
Colgate-Palmolive Co.	30,572	3,005,228
Energizer Holdings, Inc. *	4,608	335,969
Herbalife Ltd.	7,859	352,005
The Estee Lauder Cos., Inc., Class A	15,990	865,858

		5,078,469

Insurance 3.5%
Alleghany Corp. *	1,080	355,320
Axis Capital Holdings Ltd.	8,910	293,139
Berkshire Hathaway, Inc., Class B *	130,950	10,392,192
Erie Indemnity Co., Class A	1,890	135,834
Everest Re Group Ltd.	3,170	323,720
Loews Corp.	23,490	913,526
Markel Corp. *	691	302,997
PartnerRe Ltd.	4,590	325,293
RenaissanceRe Holdings Ltd.	3,532	272,211
The Progressive Corp.	39,033	848,187
Validus Holdings Ltd.	4,860	152,507
White Mountains Insurance Group Ltd.	396	203,948
XL Group plc	21,870	446,586

		14,965,460

Materials 4.7%
Airgas, Inc.	4,590	398,458
Albemarle Corp.	5,962	361,893
Allegheny Technologies, Inc.	7,046	226,318
Allied Nevada Gold Corp. *	5,690	147,599
AptarGroup, Inc.	4,335	219,654
Ashland, Inc.	4,879	311,915
Ball Corp.	11,156	445,905
CF Industries Holdings, Inc.	4,960	847,962
Cliffs Natural Resources, Inc.	9,757	466,189
Crown Holdings, Inc. *	10,299	351,093
Ecolab, Inc.	18,475	1,167,805
FMC Corp.	9,720	495,428
Freeport-McMoRan Copper & Gold, Inc.	64,293	2,059,948
Huntsman Corp.	13,277	169,946
LyondellBasell Industries N.V., Class A	23,035	908,961
Martin Marietta Materials, Inc.	2,981	201,128
Molycorp, Inc. *(a)	4,120	81,082
Monsanto Co.	36,526	2,819,807
Newmont Mining Corp.	33,602	1,584,670
Nucor Corp.	19,467	696,140
Praxair, Inc.	20,867	2,216,910
Reliance Steel & Aluminum Co.	5,130	242,187
Rock-Tenn Co., Class A	4,860	250,727
Rockwood Holdings, Inc. *	4,591	222,204
Royal Gold, Inc.	4,064	274,889
Sigma-Aldrich Corp.	7,070	490,446
Steel Dynamics, Inc.	14,731	155,265
The Mosaic Co.	17,891	853,043
The Scotts Miracle-Gro Co., Class A	2,711	117,034
The Sherwin-Williams Co.	5,990	776,544
United States Steel Corp. (a)	9,781	198,554
Valhi, Inc.	813	11,528
Walter Energy, Inc.	4,320	209,304

		19,980,536

Media 3.6%
AMC Networks, Inc., Class A *	4,050	156,290
Charter Communications, Inc., Class A *	2,439	152,925
Clear Channel Outdoor Holdings, Inc., Class A *	4,288	27,014
Comcast Corp., Class A	190,060	5,494,635
DIRECTV, Class A *	46,692	2,075,459
Discovery Communications, Inc., Series A *	18,156	909,616
DISH Network Corp., Class A	14,362	402,710
John Wiley & Sons, Inc., Class A	3,567	162,299
Liberty Global, Inc., Series A *	17,618	813,952
Liberty Media Corp. - Liberty Capital, Series A *	7,860	666,292
Scripps Networks Interactive, Class A	6,234	341,436
Sirius XM Radio, Inc. *	256,202	484,222
The Washington Post Co., Class B (a)	321	111,971
Time Warner Cable, Inc.	21,951	1,655,105
Viacom, Inc., Class B	34,830	1,662,436
Virgin Media, Inc.	20,556	452,849

		15,569,211

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
Agilent Technologies, Inc.	23,568	958,275
Alexion Pharmaceuticals, Inc. *	12,690	1,149,333
Allergan, Inc.	21,138	1,907,705
Amgen, Inc.	60,207	4,185,591
Biogen Idec, Inc. *	16,532	2,161,559
Celgene Corp. *	30,086	2,053,370

 3

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Covance, Inc. *	4,066	188,662
Endo Health Solutions, Inc. *	7,869	255,900
Gilead Sciences, Inc. *	51,327	2,563,784
Hospira, Inc. *	11,111	347,330
Illumina, Inc. *	8,405	361,919
Life Technologies Corp. *	12,226	500,166
Mettler-Toledo International, Inc. *	2,169	338,624
Mylan, Inc. *	29,084	630,250
PerkinElmer, Inc.	7,589	201,867
Perrigo Co.	5,937	616,795
Regeneron Pharmaceuticals, Inc. *	5,116	693,986
Techne Corp.	2,430	164,900
Thermo Fisher Scientific, Inc.	26,192	1,322,172
United Therapeutics Corp. *	3,524	155,902
Vertex Pharmaceuticals, Inc. *	14,307	858,992
Warner Chilcott plc, Class A *	11,763	221,850
Waters Corp. *	6,235	497,428
Watson Pharmaceuticals, Inc. *	8,680	618,797

		22,955,157

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	4,320	295,747
American Tower Corp.	26,834	1,740,990
AvalonBay Communities, Inc.	6,480	905,580
Boston Properties, Inc.	9,990	1,028,271
BRE Properties, Inc.	5,130	252,550
CBRE Group, Inc., Class A *	20,073	330,201
Digital Realty Trust, Inc.	7,046	498,645
Essex Property Trust, Inc.	2,430	365,618
Federal Realty Investment Trust	4,320	424,570
Host Hotels & Resorts, Inc.	48,060	733,396
Jones Lang LaSalle, Inc.	2,970	215,325
Public Storage	9,720	1,297,328
Simon Property Group, Inc.	20,055	2,958,514
SL Green Realty Corp.	5,940	445,559
The Macerich Co.	8,923	509,057

		12,001,351

Retailing 5.9%
Advance Auto Parts, Inc.	4,879	355,874
Amazon.com, Inc. *	24,120	5,135,389
AutoZone, Inc. *	2,005	762,421
Bed Bath & Beyond, Inc. *	16,533	1,194,509
CarMax, Inc. *	15,448	435,788
Dick’s Sporting Goods, Inc.	6,099	283,604
Dollar General Corp. *	8,379	409,817
Dollar Tree, Inc. *	8,131	838,957
Family Dollar Stores, Inc.	7,566	512,597
Groupon, Inc. *(a)	2,165	23,036
Kohl’s Corp.	16,264	745,216
LKQ Corp. *	9,920	361,485
Lowe’s Cos., Inc.	86,142	2,301,714
Netflix, Inc. *	3,780	239,803
Nordstrom, Inc.	11,111	526,328
O’Reilly Automotive, Inc. *	8,910	853,489
PetSmart, Inc.	7,588	488,971
Priceline.com, Inc. *	3,396	2,124,164
Ross Stores, Inc.	15,930	1,007,254
Sally Beauty Holdings, Inc. *	11,062	292,369
Sears Holdings Corp. *(a)	3,251	160,599
Target Corp.	41,850	2,423,534
The TJX Cos., Inc.	51,498	2,186,605
Tiffany & Co.	8,711	482,502
Tractor Supply Co.	4,877	445,514
Ulta Salon, Cosmetics & Fragrance, Inc.	4,046	361,591
Urban Outfitters, Inc. *	7,860	219,844

		25,172,974

Semiconductors & Semiconductor Equipment 1.1%
Altera Corp.	22,143	739,798
Atmel Corp. *	29,558	206,906
Broadcom Corp., Class A *	31,940	1,033,259
Cree, Inc. *	7,906	198,203
First Solar, Inc. *(a)	3,780	47,477
Lam Research Corp. *(a)	8,146	303,846
Marvell Technology Group Ltd. *	33,611	421,146
NVIDIA Corp. *	41,730	518,704
ON Semiconductor Corp. *	30,334	204,451
Skyworks Solutions, Inc. *	12,624	339,081
Xilinx, Inc.	17,887	571,847

		4,584,718

Software & Services 14.5%
Accenture plc, Class A	47,790	2,728,809
Activision Blizzard, Inc.	28,924	339,568
Adobe Systems, Inc. *	33,613	1,043,684
Akamai Technologies, Inc. *	12,197	357,860
Alliance Data Systems Corp. *	3,510	442,260
ANSYS, Inc. *	6,223	385,048
Autodesk, Inc. *	15,497	496,214
Automatic Data Processing, Inc.	33,623	1,753,439
BMC Software, Inc. *	11,627	492,055
Citrix Systems, Inc. *	12,737	930,820
Cognizant Technology Solutions Corp., Class A *	20,867	1,215,503
eBay, Inc. *	75,675	2,965,703
Electronic Arts, Inc. *	22,815	310,740
Equinix, Inc. *	3,240	528,476
FactSet Research Systems, Inc.	2,967	312,811
Fidelity National Information Services, Inc.	17,345	568,569
Fiserv, Inc. *	9,720	655,419
Genpact Ltd. *	7,124	111,063
Global Payments, Inc.	5,431	230,709
Google, Inc., Class A *	17,408	10,111,611
IAC/InterActiveCorp	4,878	219,120
Informatica Corp. *	7,188	297,799
Intuit, Inc.	18,648	1,048,577
LinkedIn Corp., Class A *	1,122	107,824
MasterCard, Inc., Class A	7,039	2,861,424
Microsoft Corp.	512,440	14,958,123
Nuance Communications, Inc. *	15,536	321,440
Oracle Corp.	267,006	7,067,649
Rackspace Hosting, Inc. *	7,349	363,555
Red Hat, Inc. *	13,278	682,224
Rovi Corp. *	7,467	182,419
Salesforce.com, Inc. *	8,370	1,160,249
Solera Holdings, Inc.	4,760	211,344
Symantec Corp. *	49,597	736,019

4

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Teradata Corp. *	11,610	771,833
TIBCO Software, Inc. *	11,340	303,345
Vantiv, Inc., Class A *	2,160	47,909
VeriFone Systems, Inc. *	7,290	263,242
Visa, Inc., Class A	36,505	4,205,376
VMware, Inc., Class A *	4,590	426,916
Zynga, Inc., Class A *(a)	7,315	45,792

		62,262,540

Technology Hardware & Equipment 14.8%
Amphenol Corp., Class A	11,340	603,175
Apple, Inc. *	63,590	36,737,851
Arrow Electronics, Inc. *	7,621	258,428
Cisco Systems, Inc.	369,064	6,026,815
Corning, Inc.	106,857	1,388,073
Dell, Inc. *	108,155	1,333,551
Dolby Laboratories, Inc., Class A *	3,253	139,521
EMC Corp. *	140,394	3,348,397
F5 Networks, Inc. *	5,421	560,965
FLIR Systems, Inc.	10,570	225,458
Hewlett-Packard Co.	136,883	3,104,507
Ingram Micro, Inc., Class A *	10,439	186,127
JDS Uniphase Corp. *	15,660	158,949
Juniper Networks, Inc. *	36,048	620,026
NCR Corp. *	10,570	226,409
NetApp, Inc. *	24,933	742,006
Polycom, Inc. *	11,745	134,363
QUALCOMM, Inc.	115,020	6,591,796
Riverbed Technology, Inc. *	10,838	177,743
Trimble Navigation Ltd. *	8,402	396,280
Western Digital Corp. *	15,988	501,863

		63,462,303

Telecommunication Services 0.4%
Crown Castle International Corp. *	16,609	906,851
Level 3 Communications, Inc. *	10,800	229,284
MetroPCS Communications, Inc. *	21,515	137,696
NII Holdings, Inc. *	11,534	132,872
SBA Communications Corp., Class A *	7,814	405,937
United States Cellular Corp. *	966	36,119

		1,848,759

Transportation 3.3%
C.H. Robinson Worldwide, Inc.	11,594	675,466
CSX Corp.	71,714	1,498,105
Delta Air Lines, Inc. *	57,720	698,412
Expeditors International of Washington, Inc.	14,635	559,789
FedEx Corp.	20,073	1,789,307
Hertz Global Holdings, Inc. *	16,118	219,366
J.B. Hunt Transport Services, Inc.	6,504	371,574
Kansas City Southern	7,560	498,809
Southwest Airlines Co.	53,202	480,414
Union Pacific Corp.	33,063	3,683,218
United Parcel Service, Inc., Class B	46,170	3,459,980

		13,934,440

Utilities 0.5%
Calpine Corp. *	26,299	441,823
ITC Holdings Corp.	3,524	242,980
NRG Energy, Inc. *	15,722	240,861
ONEOK, Inc.	6,505	539,850
The AES Corp. *	44,204	534,426

		1,999,940

Total Common Stock
(Cost $408,181,012)		427,566,108

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	198,269	198,269

Total Other Investment Company
(Cost $198,269)		198,269

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund	457,656	457,656

Total Collateral Invested for Securities on Loan
(Cost $457,656)		457,656

End of Collateral Invested for Securities on Loan

At 05/31/12, the tax basis cost of the fund’s investments was $408,637,396 and the unrealized appreciation and depreciation were $47,714,651 and ($28,587,670), respectively, with a net unrealized appreciation of $19,126,981.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 5

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

6

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$427,566,108	$—	$—	$427,566,108
Other Investment Company(a)	198,269	—	—	198,269

Total	$427,764,377	$—	$—	$427,764,377

Other Financial Instruments
Collateral Invested for Securities on Loan	$457,656	$—	$—	$457,656

(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

REG56689MAY12

 7

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	306,700,445	317,851,265

99.7%	Total Investments	306,700,445	317,851,265
0.1%	Collateral Invested for Securities on Loan	291,545	291,545
0.2%	Other Assets and Liabilities, Net		808,311

100.0%	Net Assets		318,951,121

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.1%
Ford Motor Co.	184,428	1,947,560
General Motors Co. *	27,686	614,629
Harley-Davidson, Inc.	11,336	546,168
Lear Corp.	5,010	199,649
The Goodyear Tire & Rubber Co. *	11,772	123,017
TRW Automotive Holdings Corp. *	5,060	195,164

		3,626,187

Banks 5.4%
BB&T Corp.	33,354	1,007,958
BOK Financial Corp.	1,253	69,855
City National Corp.	2,420	120,226
Comerica, Inc.	9,680	294,466
Commerce Bancshares, Inc.	4,142	160,461
Cullen/Frost Bankers, Inc.	2,860	162,705
Fifth Third Bancorp	44,036	587,881
First Republic Bank *	3,772	118,441
Hudson City Bancorp, Inc.	23,544	145,973
Huntington Bancshares, Inc.	41,591	272,005
KeyCorp	45,780	343,350
M&T Bank Corp.	6,104	496,377
New York Community Bancorp, Inc.	20,928	258,461
People’s United Financial, Inc.	17,456	203,013
PNC Financial Services Group, Inc.	25,506	1,566,578
Regions Financial Corp.	67,798	426,449
TFS Financial Corp. *	4,360	40,853
U.S. Bancorp	92,868	2,889,123
Wells Fargo & Co.	241,762	7,748,472
Zions Bancorp	8,720	165,942

		17,078,589

Capital Goods 7.9%
3M Co.	31,174	2,631,397
Eaton Corp.	16,132	688,191
General Dynamics Corp.	14,388	920,976
General Electric Co.	512,300	9,779,807
Honeywell International, Inc.	34,662	1,929,287
Hubbell, Inc., Class B	2,834	223,659
Ingersoll-Rand plc	15,100	623,781
L-3 Communications Holdings, Inc.	4,796	327,039
Lockheed Martin Corp.	12,426	1,028,873
Masco Corp.	17,454	221,142
Northrop Grumman Corp.	11,772	691,605
Owens Corning *	5,530	170,656
Parker Hannifin Corp.	7,412	605,857
Raytheon Co.	16,786	844,672
Rockwell Automation, Inc.	6,976	505,830
Tyco International Ltd.	22,454	1,193,655
United Technologies Corp.	38,368	2,843,452

		25,229,879

Commercial & Professional Services 0.6%
Avery Dennison Corp.	5,450	158,649
Cintas Corp.	5,446	200,957
Iron Mountain, Inc.	8,194	232,300
Manpower, Inc.	3,924	141,068
Pitney Bowes, Inc. (a)	8,720	118,941
R.R. Donnelley & Sons Co. (a)	8,938	96,173
Republic Services, Inc.	14,678	386,912
Waste Management, Inc.	19,402	629,401

		1,964,401

Consumer Durables & Apparel 0.8%
D.R. Horton, Inc.	13,420	222,772
Garmin Ltd.	5,886	252,863
Hasbro, Inc.	5,664	200,619
Leggett & Platt, Inc.	6,540	135,967
Lennar Corp., Class A (a)	7,848	214,172
Mattel, Inc.	16,350	508,975
Newell Rubbermaid, Inc.	14,115	259,716
Polaris Industries, Inc.	3,052	231,860
Tupperware Brands Corp.	2,863	154,745
Whirlpool Corp.	3,745	231,741

		2,413,430

Consumer Services 2.0%
Carnival Corp.	19,184	615,615
Darden Restaurants, Inc.	6,104	315,760
H&R Block, Inc.	14,170	216,376
International Game Technology	14,520	207,636
McDonald’s Corp.	49,922	4,460,031
Royal Caribbean Cruises Ltd.	6,600	155,430
Wyndham Worldwide Corp.	7,480	372,504

		6,343,352

Diversified Financials 7.8%
American Express Co.	49,922	2,787,145

 1

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bank of America Corp.	487,884	3,585,947
Capital One Financial Corp.	26,596	1,366,236
Citigroup, Inc.	140,828	3,733,350
CME Group, Inc.	3,077	792,543
Eaton Vance Corp.	5,450	132,653
Invesco Ltd.	21,582	469,408
Jefferies Group, Inc.	7,194	96,112
JPMorgan Chase & Co.	184,428	6,113,788
Legg Mason, Inc.	6,540	166,443
LPL Investment Holdings, Inc.	3,052	98,824
Morgan Stanley	63,874	853,357
Northern Trust Corp.	10,464	451,836
NYSE Euronext	12,644	307,376
Raymond James Financial, Inc.	5,232	178,830
SEI Investments Co.	7,043	126,140
SLM Corp.	24,416	341,092
TD Ameritrade Holding Corp.	10,464	179,562
The Bank of New York Mellon Corp.	57,988	1,180,636
The Goldman Sachs Group, Inc.	20,336	1,946,155

		24,907,433

Energy 12.2%
Apache Corp.	18,530	1,507,971
Arch Coal, Inc. (a)	10,246	64,960
Chesapeake Energy Corp.	31,610	534,209
Chevron Corp.	97,228	9,558,485
Cobalt International Energy, Inc. *	8,938	202,446
ConocoPhillips	59,732	3,115,621
Devon Energy Corp.	18,530	1,102,905
Energen Corp.	3,520	155,408
Exxon Mobil Corp.	232,388	18,272,668
Marathon Oil Corp.	34,226	852,570
McDermott International, Inc. *	11,118	112,848
Phillips 66 *	29,757	893,603
Spectra Energy Corp.	31,170	894,891
The Williams Cos., Inc.	28,171	860,060
Tidewater, Inc.	2,420	109,093
Valero Energy Corp.	27,468	579,575

		38,817,313

Food & Staples Retailing 0.5%
Safeway, Inc.	16,350	310,977
Sysco Corp.	28,340	790,970
The Kroger Co.	25,724	566,185

		1,668,132

Food, Beverage & Tobacco 9.4%
Altria Group, Inc.	99,408	3,199,943
Archer-Daniels-Midland Co.	29,648	945,178
Beam, Inc.	7,412	448,871
Campbell Soup Co.	9,592	304,066
Coca-Cola Enterprises, Inc.	14,388	393,656
ConAgra Foods, Inc.	20,020	503,503
Constellation Brands, Inc., Class A *	8,502	164,004
Corn Products International, Inc. *	3,740	191,077
Dr. Pepper Snapple Group, Inc.	10,464	431,745
General Mills, Inc.	29,208	1,118,082
H.J. Heinz Co.	15,478	821,572
Hormel Foods Corp.	6,758	202,132
Kellogg Co.	11,772	574,238
Kraft Foods, Inc., Class A	85,456	3,270,401
McCormick & Co., Inc., Non Voting Shares	6,322	356,308
Molson Coors Brewing Co., Class B	7,412	284,991
Philip Morris International, Inc.	83,494	7,056,078
Reynolds American, Inc.	16,350	684,084
Smithfield Foods, Inc. *	7,194	141,506
The Coca-Cola Co.	101,370	7,575,380
The Hershey Co.	7,630	510,142
The J.M. Smucker Co.	5,668	433,942
Tyson Foods, Inc., Class A	13,734	266,028

		29,876,927

Health Care Equipment & Services 1.1%
Boston Scientific Corp. *	71,706	411,592
Cardinal Health, Inc.	16,786	694,605
CIGNA Corp.	13,734	603,060
Hologic, Inc. *	12,644	211,913
Humana, Inc.	7,848	599,509
WellPoint, Inc.	16,786	1,131,209

		3,651,888

Household & Personal Products 3.3%
Avon Products, Inc.	20,710	342,751
Kimberly-Clark Corp.	18,966	1,504,952
The Clorox Co.	6,540	449,952
The Procter & Gamble Co.	133,198	8,296,903

		10,594,558

Insurance 4.1%
ACE Ltd.	16,350	1,182,595
Aflac, Inc.	23,108	926,169
Allied World Assurance Co. Holdings AG	1,765	135,728
American Financial Group, Inc.	4,201	163,377
American International Group, Inc. *	20,928	610,679
Aon plc	15,696	729,864
Arch Capital Group Ltd. *	6,408	244,978
Assurant, Inc.	4,360	145,537
Assured Guaranty Ltd.	8,066	96,308
Brown & Brown, Inc.	5,668	145,101
Cincinnati Financial Corp.	7,261	261,977
CNA Financial Corp.	1,308	37,213
Fidelity National Financial, Inc., Class A	10,600	199,704
Genworth Financial, Inc., Class A *	23,791	124,665
Hartford Financial Services Group, Inc.	21,340	358,939
HCC Insurance Holdings, Inc.	5,232	163,552
Lincoln National Corp.	14,606	301,906
Marsh & McLennan Cos., Inc.	26,156	836,469
MetLife, Inc.	40,112	1,171,671
Old Republic International Corp.	11,772	116,190
Principal Financial Group, Inc.	13,952	342,661
Prudential Financial, Inc.	23,544	1,093,619
Reinsurance Group of America, Inc.	3,488	174,993
The Allstate Corp.	22,890	776,887
The Chubb Corp.	13,516	974,098
The Travelers Cos., Inc.	19,184	1,198,808

2

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Torchmark Corp.	5,014	233,953
Unum Group	14,141	282,113
W.R. Berkley Corp.	5,414	207,464

		13,237,218

Materials 2.8%
Air Products & Chemicals, Inc.	9,592	758,152
Alcoa, Inc.	51,012	436,152
Bemis Co., Inc.	5,060	153,622
Celanese Corp., Series A	7,630	303,750
E.I. du Pont de Nemours & Co.	45,344	2,188,301
Eastman Chemical Co.	6,251	291,046
International Flavors & Fragrances, Inc.	3,960	223,265
International Paper Co.	19,402	566,538
MeadWestvaco Corp.	8,280	227,700
Owens-Illinois, Inc. *	7,848	153,350
PPG Industries, Inc.	7,412	766,697
Sealed Air Corp.	9,240	144,606
Sonoco Products Co.	4,843	149,019
Southern Copper Corp.	8,284	235,680
The Dow Chemical Co.	56,898	1,767,252
The Valspar Corp.	4,180	201,518
Titanium Metals Corp.	3,970	45,576
Vulcan Materials Co.	5,664	196,258

		8,808,482

Media 3.2%
Cablevision Systems Corp., Class A	11,440	130,874
CBS Corp., Class B	29,426	939,278
Gannett Co., Inc.	11,554	150,895
News Corp., Class A	112,270	2,155,584
Omnicom Group, Inc.	13,298	634,049
The Interpublic Group of Cos., Inc.	22,018	228,767
The McGraw-Hill Cos., Inc.	14,189	615,519
The Walt Disney Co.	80,878	3,696,933
Time Warner, Inc.	48,614	1,675,724

		10,227,623

Pharmaceuticals, Biotechnology & Life Sciences 10.0%
Abbott Laboratories	75,428	4,660,696
Bristol-Myers Squibb Co.	83,494	2,783,690
Eli Lilly & Co.	47,742	1,955,035
Forest Laboratories, Inc. *	11,990	419,650
Johnson & Johnson	132,762	8,288,332
Merck & Co., Inc.	149,330	5,611,821
Pfizer, Inc.	372,998	8,157,466

		31,876,690

Real Estate 2.9%
American Capital Agency Corp.	10,560	344,995
Annaly Capital Management, Inc.	46,652	775,356
Brookfield Office Properties, Inc. (a)	12,540	209,919
Camden Property Trust	3,924	255,492
Chimera Investment Corp.	48,688	136,326
DDR Corp.	11,554	160,485
Equity Residential	14,170	865,787
General Growth Properties, Inc.	18,597	311,500
HCP, Inc.	19,620	801,281
Health Care REIT, Inc.	10,246	568,346
Kimco Realty Corp.	19,620	352,179
Liberty Property Trust	5,521	191,413
Piedmont Office Realty Trust, Inc., Class A	8,378	138,321
Plum Creek Timber Co., Inc.	7,920	289,080
ProLogis, Inc.	22,018	704,136
Rayonier, Inc.	5,940	255,242
Realty Income Corp.	6,540	250,678
Regency Centers Corp.	4,400	192,764
UDR, Inc.	10,464	271,017
Ventas, Inc.	13,952	820,657
Vornado Realty Trust	8,938	732,201
Weyerhaeuser Co.	25,724	512,165

		9,139,340

Retailing 2.7%
Abercrombie & Fitch Co., Class A	4,142	138,923
American Eagle Outfitters, Inc.	9,592	185,222
AutoNation, Inc. *(a)	1,668	60,081
Best Buy Co., Inc.	13,734	257,101
Expedia, Inc.	4,578	210,084
Foot Locker, Inc.	7,412	235,257
GameStop Corp., Class A (a)	6,540	125,437
Genuine Parts Co.	7,630	480,690
Guess?, Inc.	3,052	81,305
J.C. Penney Co., Inc.	7,260	190,430
Liberty Interactive Corp., Series A *	28,994	485,939
Limited Brands, Inc.	12,426	551,217
Macy’s, Inc.	20,274	771,426
Signet Jewelers Ltd.	4,142	180,840
Staples, Inc.	33,790	444,001
The Gap, Inc.	16,568	439,052
The Home Depot, Inc.	74,992	3,700,105
TripAdvisor, Inc. *	4,840	207,539

		8,744,649

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	27,951	169,942
Analog Devices, Inc.	14,300	520,091
Applied Materials, Inc.	64,746	668,826
Intel Corp.	247,212	6,387,958
KLA-Tencor Corp.	8,066	369,665
Linear Technology Corp.	10,242	297,223
LSI Corp. *	27,076	180,056
Maxim Integrated Products, Inc.	14,170	356,517
Microchip Technology, Inc.	9,240	286,625
Micron Technology, Inc. *	47,742	278,813
Texas Instruments, Inc.	55,150	1,570,672

		11,086,388

Software & Services 4.3%
Broadridge Financial Solutions, Inc.	5,886	119,074
CA, Inc.	17,440	433,733
Computer Sciences Corp.	7,480	199,267
International Business Machines Corp.	53,410	10,302,789
Paychex, Inc.	15,696	470,409
SAIC, Inc.	16,506	183,382

 3

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Synopsys, Inc. *	6,972	206,023
Total System Services, Inc.	9,460	220,134
VeriSign, Inc. *	7,701	294,409
Western Union Co.	29,648	486,227
Yahoo!, Inc. *	57,116	870,448

		13,785,895

Technology Hardware & Equipment 1.1%
Avnet, Inc. *	6,976	212,698
Harris Corp.	5,668	225,473
Jabil Circuit, Inc.	9,156	175,154
Molex, Inc.	7,412	170,995
Motorola Solutions, Inc.	14,170	681,293
SanDisk Corp. *	11,554	377,816
Seagate Technology plc	19,402	454,589
TE Connectivity Ltd.	20,492	643,859
Xerox Corp.	66,708	481,632

		3,423,509

Telecommunication Services 5.5%
AT&T, Inc.	288,414	9,855,107
CenturyLink, Inc.	29,644	1,162,638
Frontier Communications Corp. (a)	48,269	180,526
Sprint Nextel Corp. *	143,662	369,211
Telephone & Data Systems, Inc.	4,578	90,873
Verizon Communications, Inc.	137,340	5,718,838
Windstream Corp.	27,731	259,562

		17,636,755

Transportation 0.5%
Norfolk Southern Corp.	15,914	1,042,685
United Continental Holdings, Inc. *	16,060	404,230

		1,446,915

Utilities 7.0%
AGL Resources, Inc.	5,668	212,437
Alliant Energy Corp.	5,280	230,683
Ameren Corp.	11,554	373,310
American Electric Power Co., Inc.	23,326	898,284
American Water Works Co., Inc.	8,502	290,853
Aqua America, Inc.	6,540	151,074
Atmos Energy Corp.	4,360	144,490
CenterPoint Energy, Inc.	18,966	383,682
CMS Energy Corp.	12,320	287,056
Consolidated Edison, Inc.	13,952	842,143
Dominion Resources, Inc.	27,464	1,429,776
DTE Energy Co.	8,066	458,391
Duke Energy Corp.	64,092	1,408,742
Edison International	14,388	646,884
Entergy Corp.	8,502	548,634
Exelon Corp.	40,984	1,515,588
FirstEnergy Corp.	20,492	958,821
Integrys Energy Group, Inc.	3,745	202,605
MDU Resources Group, Inc.	8,284	186,141
National Fuel Gas Co.	3,764	162,718
NextEra Energy, Inc.	20,274	1,324,703
NiSource, Inc.	13,640	342,228
Northeast Utilities	15,140	545,191
NV Energy, Inc.	11,440	197,912
OGE Energy Corp.	4,796	255,339
Pepco Holdings, Inc.	11,009	209,832
PG&E Corp.	19,838	866,921
Pinnacle West Capital Corp.	5,280	260,726
PPL Corp.	28,122	769,699
Progress Energy, Inc.	14,170	776,799
Public Service Enterprise Group, Inc.	24,416	761,535
Questar Corp.	8,647	173,545
SCANA Corp.	5,668	266,113
Sempra Energy	10,900	708,609
TECO Energy, Inc.	9,592	166,901
The Southern Co.	41,638	1,911,601
UGI Corp.	5,500	157,740
Westar Energy, Inc.	5,720	163,706
Wisconsin Energy Corp.	11,118	420,705
Xcel Energy, Inc.	23,326	653,595

		22,265,712

Total Common Stock
(Cost $306,700,445)		317,851,265

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund	291,545	291,545

Total Collateral Invested for Securities on Loan
(Cost $291,545)		291,545

End of Collateral Invested for Securities on Loan

At 05/31/12, the tax basis cost of the fund’s investments was $307,032,378 and the unrealized appreciation and depreciation were $27,135,423 and ($16,316,536), respectively, with a net unrealized appreciation $10,818,887.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

4

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

 5

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$317,851,265	$—	$—	$317,851,265

Total	$317,851,265	$—	$—	$317,851,265

Other Financial Instruments
Collateral Invested for Securities on Loan	$291,545	$—	$—	$291,545

(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

REG56690MAY12

6

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	186,619,448	178,310,796
0.1%		Other Investment Company	80,410	80,410

99.9%		Total Investments	186,699,858	178,391,206
1.2%		Collateral Invested for Securities on Loan	2,194,400	2,194,400
(1	.1)%	Other Assets and Liabilities, Net		(1,964,608)

100.0%		Net Assets		178,620,998

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.4%
Allison Transmission Holdings, Inc.	2,840	52,455
Gentex Corp.	16,330	364,159
Lear Corp.	11,644	464,013
Tesla Motors, Inc. *(a)	6,248	184,316
The Goodyear Tire & Rubber Co. *	27,690	289,360
TRW Automotive Holdings Corp. *	11,786	454,586
Visteon Corp. *	5,964	238,560
WABCO Holdings, Inc. *	7,526	389,546

		2,436,995

Banks 3.7%
Associated Banc-Corp	19,596	248,085
Bank of Hawaii Corp.	5,396	250,051
BankUnited, Inc.	4,402	103,843
BOK Financial Corp.	2,982	166,247
Capitol Federal Financial, Inc.	19,028	221,676
City National Corp.	5,680	282,183
Commerce Bancshares, Inc.	9,088	352,069
Cullen/Frost Bankers, Inc.	6,674	379,684
East West Bancorp, Inc.	16,898	378,346
First Citizens BancShares, Inc., Class A	710	119,635
First Horizon National Corp.	29,536	250,465
First Niagara Financial Group, Inc.	33,370	269,296
First Republic Bank *	8,946	280,905
Fulton Financial Corp.	22,578	228,715
Hancock Holding Co.	8,804	268,434
Hudson City Bancorp, Inc.	55,380	343,356
Huntington Bancshares, Inc.	98,406	643,575
People’s United Financial, Inc.	42,174	490,484
Prosperity Bancshares, Inc.	5,396	230,517
Signature Bank *	5,254	322,648
TFS Financial Corp. *	10,544	98,797
Valley National Bancorp	22,222	248,664
Zions Bancorp	20,732	394,530

		6,572,205

Capital Goods 9.8%
Acuity Brands, Inc.	4,828	263,126
Aecom Technology Corp. *	11,786	191,994
AGCO Corp. *	11,076	445,366
Air Lease Corp. *	8,094	169,407
Alliant Techsystems, Inc.	3,834	187,674
Armstrong World Industries, Inc.	2,556	119,084
BE Aerospace, Inc. *	10,934	473,661
Carlisle Cos., Inc.	6,958	361,677
CLARCOR, Inc.	5,822	284,114
Crane Co.	5,822	220,596
Donaldson Co., Inc.	15,904	568,886
Fortune Brands Home & Security, Inc. *	17,466	395,081
Foster Wheeler AG *	13,206	236,255
Gardner Denver, Inc.	5,822	314,854
Graco, Inc.	6,958	335,167
Harsco Corp.	9,230	185,523
Hubbell, Inc., Class B	6,390	504,299
IDEX Corp.	9,514	377,991
Jacobs Engineering Group, Inc. *	14,626	519,515
KBR, Inc.	16,898	430,392
Kennametal, Inc.	9,088	315,899
Lennox International, Inc.	5,538	237,525
Lincoln Electric Holdings, Inc.	9,656	459,432
Masco Corp.	41,748	528,947
MRC Global, Inc. *	2,556	53,063
MSC Industrial Direct Co., Class A	4,970	356,399
Navistar International Corp. *	8,094	226,146
Nordson Corp.	6,816	365,406
Oshkosh Corp. *	10,224	209,285
Owens Corning *	12,922	398,773
Pall Corp.	13,206	735,046
Pentair, Inc.	11,360	463,034
Polypore International, Inc. *(a)	4,544	168,083
Quanta Services, Inc. *	23,714	535,462
Regal-Beloit Corp.	4,828	291,080
Sauer-Danfoss, Inc.	1,278	46,174
Seaboard Corp. *	46	91,371
Snap-On, Inc.	6,674	403,844
Spirit AeroSystems Holdings, Inc., Class A *	13,348	307,938
SPX Corp.	5,822	418,194
Terex Corp. *	12,496	207,808
The Babcock & Wilcox Co. *	13,348	329,028
The Shaw Group, Inc. *	7,384	187,554
The Timken Co.	8,946	426,724
TransDigm Group, Inc. *	5,254	646,242
Trinity Industries, Inc.	9,088	224,474
Triumph Group, Inc.	4,402	263,416
URS Corp.	9,088	328,713
Valmont Industries, Inc.	2,556	292,662

 1

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wabtec Corp.	5,538	402,114
WESCO International, Inc. *	4,970	295,665
Woodward, Inc.	6,674	251,677
Xylem, Inc.	21,016	532,335

		17,584,175

Commercial & Professional Services 4.1%
Avery Dennison Corp.	12,212	355,491
Cintas Corp.	12,780	471,582
Clean Harbors, Inc. *	5,396	334,930
Copart, Inc. *	13,348	361,864
Corrections Corp. of America *	11,360	296,155
Covanta Holding Corp.	13,206	206,542
Equifax, Inc.	13,774	622,172
IHS, Inc., Class A *	5,456	540,090
Iron Mountain, Inc.	19,312	547,495
KAR Auction Services, Inc. *	3,560	53,044
Manpower, Inc.	9,372	336,923
Pitney Bowes, Inc. (a)	20,874	284,721
R.R. Donnelley & Sons Co. (a)	21,300	229,188
Robert Half International, Inc.	16,330	464,099
Rollins, Inc.	8,520	180,965
The Dun & Bradstreet Corp.	5,538	374,203
Towers Watson & Co., Class A	6,674	402,175
Verisk Analytics, Inc., Class A *	15,762	755,000
Waste Connections, Inc.	14,058	435,095

		7,251,734

Consumer Durables & Apparel 4.8%
D.R. Horton, Inc.	31,808	528,013
Deckers Outdoor Corp. *	4,402	245,059
Fossil, Inc. *	6,064	443,642
Hanesbrands, Inc. *	10,934	304,621
Harman International Industries, Inc.	7,952	311,877
Hasbro, Inc.	13,206	467,757
Jarden Corp.	9,088	369,427
Leggett & Platt, Inc.	15,904	330,644
Lennar Corp., Class A	18,744	511,524
Mohawk Industries, Inc. *	6,390	435,159
Newell Rubbermaid, Inc.	33,938	624,459
NVR, Inc. *	568	457,126
Polaris Industries, Inc.	7,384	560,963
PulteGroup, Inc. *	38,340	358,862
PVH Corp.	7,100	575,100
Tempur-Pedic International, Inc. *	7,242	334,653
Toll Brothers, Inc. *	16,898	460,977
Tupperware Brands Corp.	6,532	353,055
Under Armour, Inc., Class A *	4,402	443,414
Whirlpool Corp.	8,804	544,792

		8,661,124

Consumer Services 3.0%
Bally Technologies, Inc. *	4,970	231,353
Brinker International, Inc.	9,088	293,633
Choice Hotels International, Inc.	3,692	134,352
DeVry, Inc.	6,532	178,519
Dunkin’ Brands Group, Inc.	8,946	290,477
Education Management Corp. *(a)	3,108	24,305
H&R Block, Inc.	33,654	513,897
International Game Technology	34,080	487,344
ITT Educational Services, Inc. *(a)	3,124	177,756
MGM Resorts International *	36,778	398,306
Panera Bread Co., Class A *	3,408	500,806
Penn National Gaming, Inc. *	7,810	358,869
Service Corp. International	25,844	295,914
Sotheby’s	7,668	233,874
The Wendy’s Co.	35,216	161,641
Weight Watchers International, Inc.	2,414	136,970
Wyndham Worldwide Corp.	17,750	883,950

		5,301,966

Diversified Financials 2.4%
Affiliated Managers Group, Inc. *	5,964	614,709
CBOE Holdings, Inc.	10,224	258,156
E*TRADE Financial Corp. *	29,536	250,761
Eaton Vance Corp.	13,206	321,434
Federated Investors, Inc., Class B (a)	11,786	236,781
Jefferies Group, Inc.	16,898	225,757
Legg Mason, Inc.	14,910	379,459
LPL Investment Holdings, Inc.	6,532	211,506
MSCI, Inc., Class A *	14,058	475,301
Raymond James Financial, Inc.	12,553	429,061
SEI Investments Co.	16,614	297,557
The NASDAQ OMX Group, Inc. *	15,762	344,873
Waddell & Reed Financial, Inc., Class A	9,798	281,301

		4,326,656

Energy 5.5%
Alpha Natural Resources, Inc. *	24,992	261,916
Arch Coal, Inc. (a)	24,140	153,048
Atwood Oceanics, Inc. *	6,390	244,162
Berry Petroleum Co., Class A	6,106	237,584
CARBO Ceramics, Inc. (a)	2,272	184,850
Dresser-Rand Group, Inc. *	8,662	380,089
Dril-Quip, Inc. *	4,118	249,510
Energen Corp.	8,236	363,619
Helmerich & Payne, Inc.	11,218	508,175
Laredo Petroleum Holdings, Inc. *	2,072	43,616
McDermott International, Inc. *	26,554	269,523
Newfield Exploration Co. *	15,194	455,212
Oasis Petroleum, Inc. *	7,952	204,287
Oceaneering International, Inc.	12,496	577,565
Oil States International, Inc. *	5,822	387,571
Patterson-UTI Energy, Inc.	17,466	264,086
Plains Exploration & Production Co. *	16,330	584,451
Rosetta Resources, Inc. *	6,106	236,241
Rowan Cos. plc, Class A *	14,342	430,260
RPC, Inc. (a)	8,378	86,964
SandRidge Energy, Inc. *	43,452	275,920
SEACOR Holdings, Inc. *	2,556	220,353
SM Energy Co.	7,242	391,720
Sunoco, Inc.	12,354	573,843
Superior Energy Services, Inc. *	17,608	381,037
Teekay Corp.	4,544	122,415
Tesoro Corp. *	15,904	351,796
Tidewater, Inc.	5,822	262,456
Ultra Petroleum Corp. *	17,608	326,100
Unit Corp. *	5,538	220,357

2

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
World Fuel Services Corp.	8,236	308,850
WPX Energy, Inc. *	22,152	324,970

		9,882,546

Food, Beverage & Tobacco 1.2%
Constellation Brands, Inc., Class A *	20,306	391,703
Corn Products International, Inc.	8,662	442,542
Dean Foods Co. *	20,874	326,469
Flowers Foods, Inc.	15,620	343,952
Ralcorp Holdings, Inc. *	6,248	397,060
Smithfield Foods, Inc. *	17,182	337,970

		2,239,696

Health Care Equipment & Services 5.3%
Accretive Health, Inc. *(a)	5,254	61,787
Alere, Inc. *	9,798	179,989
Allscripts Healthcare Solutions, Inc. *	21,158	228,930
AMERIGROUP Corp. *	5,538	345,571
Brookdale Senior Living, Inc. *	11,502	189,668
Catalyst Health Solutions, Inc. *	4,970	431,744
Community Health Systems, Inc. *	10,366	228,156
Coventry Health Care, Inc.	16,472	500,749
DENTSPLY International, Inc.	16,188	598,956
Gen-Probe, Inc. *	5,538	448,080
Health Net, Inc. *	9,656	247,387
Hill-Rom Holdings, Inc.	7,100	208,811
HMS Holdings Corp. *	9,656	258,684
Hologic, Inc. *	29,962	502,163
IDEXX Laboratories, Inc. *	6,390	542,128
LifePoint Hospitals, Inc. *	5,538	203,909
Lincare Holdings, Inc.	10,082	231,180
MEDNAX, Inc. *	5,680	346,537
Omnicare, Inc.	13,064	411,777
Owens & Minor, Inc.	7,242	206,180
Patterson Cos., Inc.	10,366	344,566
Quality Systems, Inc.	4,260	121,879
ResMed, Inc. *	16,898	523,500
STERIS Corp.	6,106	182,325
Teleflex, Inc.	4,686	278,348
Tenet Healthcare Corp. *	49,274	232,080
The Cooper Cos., Inc.	5,396	459,631
Universal Health Services, Inc., Class B	10,366	401,682
VCA Antech, Inc. *	9,798	211,049
WellCare Health Plans, Inc. *	4,970	280,656

		9,408,102

Household & Personal Products 1.0%
Church & Dwight Co., Inc.	16,330	869,409
Energizer Holdings, Inc. *	7,526	548,721
Nu Skin Enterprises, Inc., Class A	6,674	286,181

		1,704,311

Insurance 6.2%
Alleghany Corp. *	1,846	607,334
Allied World Assurance Co. Holdings AG	4,402	338,514
American Financial Group, Inc.	9,940	386,567
American National Insurance Co.	1,704	116,417
Arch Capital Group Ltd. *	15,336	586,295
Arthur J. Gallagher & Co.	12,780	443,977
Aspen Insurance Holdings Ltd.	7,952	224,724
Assurant, Inc.	10,508	350,757
Assured Guaranty Ltd.	18,886	225,499
Axis Capital Holdings Ltd.	14,768	485,867
Brown & Brown, Inc.	13,206	338,074
Cincinnati Financial Corp.	17,466	630,173
Erie Indemnity Co., Class A	3,124	224,522
Everest Re Group Ltd.	5,112	522,037
Fidelity National Financial, Inc., Class A	25,134	473,525
Genworth Financial, Inc., Class A *	55,380	290,191
Hanover Insurance Group, Inc.	5,254	204,959
HCC Insurance Holdings, Inc.	12,212	381,747
Markel Corp. *	1,136	498,125
Mercury General Corp.	2,982	130,015
Old Republic International Corp.	27,690	273,300
PartnerRe Ltd.	7,668	543,431
ProAssurance Corp.	3,266	287,865
Reinsurance Group of America, Inc.	8,378	420,324
RenaissanceRe Holdings Ltd.	5,964	459,645
Torchmark Corp.	11,644	543,309
Validus Holdings Ltd.	8,094	253,990
W.R. Berkley Corp.	12,780	489,730
White Mountains Insurance Group Ltd.	642	330,643

		11,061,556

Materials 7.9%
Airgas, Inc.	7,526	653,332
Albemarle Corp.	10,224	620,597
Allegheny Technologies, Inc.	12,212	392,249
Allied Nevada Gold Corp. *	9,372	243,110
AptarGroup, Inc.	6,958	352,562
Ashland, Inc.	8,094	517,449
Bemis Co., Inc.	11,786	357,823
Cabot Corp.	6,674	252,277
Coeur d’Alene Mines Corp. *	10,224	172,786
Compass Minerals International, Inc.	3,692	262,723
Cytec Industries, Inc.	5,680	343,413
Domtar Corp.	4,260	337,009
Eastman Chemical Co.	14,910	694,210
Greif, Inc., Class A	4,544	198,755
Huntsman Corp.	21,868	279,910
International Flavors & Fragrances, Inc.	9,230	520,387
Intrepid Potash, Inc. *	5,964	117,073
Kronos Worldwide, Inc. (a)	2,237	37,761
Martin Marietta Materials, Inc.	5,254	354,487
MeadWestvaco Corp.	19,454	534,985
Molycorp, Inc. *(a)	6,958	136,933
Owens-Illinois, Inc. *	18,744	366,258
Packaging Corp. of America	11,218	300,979
Reliance Steel & Aluminum Co.	8,520	402,229
Rock-Tenn Co., Class A	8,094	417,569
Rockwood Holdings, Inc. *	7,952	384,877
Royal Gold, Inc.	6,816	461,034
RPM International, Inc.	14,910	393,028
Sealed Air Corp.	21,726	340,012

 3

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Silgan Holdings, Inc.	5,396	225,553
Solutia, Inc.	13,774	378,234
Sonoco Products Co.	11,360	349,547
Steel Dynamics, Inc.	24,992	263,416
The Scotts Miracle-Gro Co., Class A	4,686	202,295
The Valspar Corp.	9,940	479,207
Titanium Metals Corp.	9,514	109,221
United States Steel Corp. (a)	16,330	331,499
Vulcan Materials Co.	13,490	467,428
W.R. Grace & Co. *	7,100	372,750
Walter Energy, Inc.	7,100	343,995
Westlake Chemical Corp. (a)	2,272	123,801

		14,092,763

Media 1.5%
AMC Networks, Inc., Class A *	6,674	257,550
Cablevision Systems Corp., Class A	26,696	305,402
Charter Communications, Inc., Class A *	4,260	267,102
Clear Channel Outdoor Holdings, Inc., Class A *	4,604	29,005
Gannett Co., Inc.	27,264	356,068
John Wiley & Sons, Inc., Class A	5,964	271,362
Lamar Advertising Co., Class A *	6,674	164,247
Morningstar, Inc.	2,982	166,813
Pandora Media, Inc. *(a)	7,243	77,790
Regal Entertainment Group, Class A (a)	8,946	123,007
The Interpublic Group of Cos., Inc.	52,398	544,415
The Washington Post Co., Class B (a)	568	198,130

		2,760,891

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Amylin Pharmaceuticals, Inc. *	15,052	399,028
Bio-Rad Laboratories, Inc., Class A *	2,272	226,314
BioMarin Pharmaceutical, Inc. *	13,064	465,601
Bruker Corp. *	10,508	155,834
Charles River Laboratories International, Inc. *	5,680	189,598
Covance, Inc. *	6,958	322,851
Dendreon Corp. *(a)	16,898	118,286
Endo Health Solutions, Inc. *	13,348	434,077
Mettler-Toledo International, Inc. *	3,692	576,395
Onyx Pharmaceuticals, Inc. *	7,242	331,539
PerkinElmer, Inc.	12,922	343,725
Salix Pharmaceuticals Ltd. *	6,106	316,352
Techne Corp.	4,260	289,084
United Therapeutics Corp. *	5,822	257,565
Warner Chilcott plc, Class A *	19,880	374,937

		4,801,186

Real Estate 9.0%
Alexandria Real Estate Equities, Inc.	7,100	486,066
American Campus Communities, Inc.	8,094	355,327
Apartment Investment & Management Co., Class A	13,774	372,862
BioMed Realty Trust, Inc.	17,466	315,261
BRE Properties, Inc.	8,662	426,430
Camden Property Trust	9,088	591,720
CBRE Group, Inc., Class A *	33,654	553,608
Chimera Investment Corp.	116,582	326,430
DDR Corp.	27,406	380,669
Digital Realty Trust, Inc.	12,070	854,194
Douglas Emmett, Inc.	14,484	309,958
Duke Realty Corp.	29,252	404,848
Equity Lifestyle Properties, Inc.	4,686	308,620
Essex Property Trust, Inc.	3,934	591,910
Federal Realty Investment Trust	7,242	711,744
Highwoods Properties, Inc.	8,236	265,693
Home Properties, Inc.	5,538	331,948
Hospitality Properties Trust	14,058	330,503
Jones Lang LaSalle, Inc.	4,970	360,325
Kilroy Realty Corp.	7,668	352,038
Liberty Property Trust	13,064	452,929
Mack-Cali Realty Corp.	9,940	270,766
MFA Financial, Inc.	40,328	307,299
Mid-America Apartment Communities, Inc.	4,260	287,081
National Retail Properties, Inc.	10,934	289,642
OMEGA Healthcare Investors, Inc.	11,644	245,805
Piedmont Office Realty Trust, Inc., Class A	19,596	323,530
Rayonier, Inc.	13,916	597,970
Realty Income Corp.	15,194	582,386
Regency Centers Corp.	10,224	447,913
Retail Properties of America, Inc., Class A	4,544	41,578
Senior Housing Properties Trust	18,460	381,199
SL Green Realty Corp.	9,798	734,948
Taubman Centers, Inc.	6,674	487,202
The Macerich Co.	15,052	858,716
UDR, Inc.	24,992	647,293
Washington REIT	7,526	211,782
Weingarten Realty Investors	13,774	352,339

		16,150,532

Retailing 5.7%
Aaron’s, Inc.	8,094	214,896
Abercrombie & Fitch Co., Class A	9,798	328,625
Advance Auto Parts, Inc.	8,378	611,091
American Eagle Outfitters, Inc.	22,862	441,465
Ascena Retail Group, Inc. *	14,484	274,182
AutoNation, Inc. *(a)	3,692	132,986
Big Lots, Inc. *	7,526	276,581
Chico’s FAS, Inc.	19,028	277,999
Dick’s Sporting Goods, Inc.	10,366	482,019
Dillard’s, Inc., Class A	3,834	257,798
Expedia, Inc.	11,076	508,278
Foot Locker, Inc.	17,608	558,878
GameStop Corp., Class A (a)	15,478	296,868
GNC Holdings, Inc., Class A	8,946	344,689
Guess?, Inc.	7,242	192,927
HomeAway, Inc. *(a)	3,404	79,994
LKQ Corp. *	16,614	605,414
PetSmart, Inc.	12,780	823,543
Sally Beauty Holdings, Inc. *	17,466	461,626
Signet Jewelers Ltd.	9,940	433,980
Tractor Supply Co.	8,236	752,359
TripAdvisor, Inc. *	11,360	487,117

4

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ulta Salon, Cosmetics & Fragrance, Inc.	6,390	571,074
Urban Outfitters, Inc. *	13,348	373,344
Williams-Sonoma, Inc.	10,934	381,706

		10,169,439

Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc. *	66,598	404,916
Atmel Corp. *	49,132	343,924
Cree, Inc. *	13,206	331,074
Cypress Semiconductor Corp. *	17,608	232,250
First Solar, Inc. *(a)	6,390	80,258
Lam Research Corp. *(a)	13,632	508,474
LSI Corp. *	65,320	434,378
Novellus Systems, Inc. *	7,668	320,753
ON Semiconductor Corp. *	50,410	339,763
Skyworks Solutions, Inc. *	21,584	579,746
Teradyne, Inc. *	21,016	303,681

		3,879,217

Software & Services 8.0%
Akamai Technologies, Inc. *	20,590	604,111
Alliance Data Systems Corp. *	5,680	715,680
ANSYS, Inc. *	10,508	650,183
Ariba, Inc. *	11,076	497,645
Booz Allen Hamilton Holding Corp.	1,800	29,178
Broadridge Financial Solutions, Inc.	14,058	284,393
Cadence Design Systems, Inc. *	30,672	312,854
Computer Sciences Corp.	17,466	465,294
Compuware Corp. *	24,850	223,650
Concur Technologies, Inc. *	5,396	333,743
DST Systems, Inc.	3,976	203,174
Equinix, Inc. *	5,396	880,142
FactSet Research Systems, Inc.	4,828	509,016
FleetCor Technologies, Inc. *	3,692	139,927
Fortinet, Inc. *	13,632	289,680
Gartner, Inc. *	10,224	415,912
Genpact Ltd. *	11,928	185,958
Global Payments, Inc.	8,946	380,026
IAC/InterActiveCorp	8,094	363,582
Informatica Corp. *	12,070	500,060
Jack Henry & Associates, Inc.	9,798	323,432
Lender Processing Services, Inc.	9,656	222,860
MICROS Systems, Inc. *	9,230	486,975
NetSuite, Inc. *	3,408	159,903
NeuStar, Inc., Class A *	7,384	237,617
Nuance Communications, Inc. *	26,270	543,526
Parametric Technology Corp. *	13,490	272,498
Rackspace Hosting, Inc. *	12,354	611,152
Rovi Corp. *	12,638	308,746
SAIC, Inc.	38,908	432,268
Solarwinds, Inc. *	6,532	299,558
Solera Holdings, Inc.	8,236	365,678
Splunk, Inc. *	1,420	46,235
Synopsys, Inc. *	16,472	486,748
TIBCO Software, Inc. *	19,028	508,999
Total System Services, Inc.	23,430	545,216
Vantiv, Inc., Class A *	3,692	81,889
VeriFone Systems, Inc. *	12,212	440,975

		14,358,483

Technology Hardware & Equipment 3.9%
Acme Packet, Inc. *	6,248	142,954
Anixter International, Inc.	3,266	187,828
Arrow Electronics, Inc. *	12,780	433,370
Avnet, Inc. *	16,756	510,890
AVX Corp.	5,792	63,017
Brocade Communications Systems, Inc. *	48,990	227,803
Diebold, Inc.	7,100	262,771
Dolby Laboratories, Inc., Class A *	5,680	243,615
EchoStar Corp., Class A *	4,828	135,039
FLIR Systems, Inc.	17,750	378,607
Harris Corp.	13,206	525,335
Ingram Micro, Inc., Class A *	17,466	311,419
IPG Photonics Corp. *	3,692	158,018
Jabil Circuit, Inc.	22,294	426,484
JDS Uniphase Corp. *	26,270	266,640
Lexmark International, Inc., Class A	8,662	216,637
Molex, Inc.	16,756	386,561
National Instruments Corp.	10,650	277,326
NCR Corp. *	17,892	383,247
Polycom, Inc. *	20,022	229,052
Riverbed Technology, Inc. *	18,176	298,086
Trimble Navigation Ltd. *	14,058	663,046
Zebra Technologies Corp., Class A *	5,964	199,615

		6,927,360

Telecommunication Services 1.5%
Clearwire Corp., Class A *(a)	41,322	50,000
Frontier Communications Corp. (a)	113,174	423,271
Level 3 Communications, Inc. *	18,460	391,906
MetroPCS Communications, Inc. *	36,210	231,744
NII Holdings, Inc. *	19,454	224,110
SBA Communications Corp., Class A *	12,496	649,167
Telephone & Data Systems, Inc.	10,934	217,040
tw telecom, Inc. *	17,182	398,450
United States Cellular Corp. *	1,846	69,022

		2,654,710

Transportation 2.0%
Hertz Global Holdings, Inc. *	26,838	365,265
J.B. Hunt Transport Services, Inc.	11,076	632,772
Kansas City Southern	12,638	833,855
Kirby Corp. *	6,390	337,264
Landstar System, Inc.	5,396	284,369
Ryder System, Inc.	5,822	251,569
United Continental Holdings, Inc. *	38,056	957,870

		3,662,964

Utilities 7.0%
AGL Resources, Inc.	13,348	500,283
Alliant Energy Corp.	12,638	552,154
American Water Works Co., Inc.	19,880	680,095
Aqua America, Inc.	15,904	367,382
Atmos Energy Corp.	10,224	338,823
Cleco Corp.	6,958	284,165
CMS Energy Corp.	29,252	681,572

 5

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GenOn Energy, Inc. *	87,472	150,452
Great Plains Energy, Inc.	15,336	305,493
Hawaiian Electric Industries, Inc.	10,934	301,888
IDACORP, Inc.	5,680	223,167
Integrys Energy Group, Inc.	8,946	483,979
ITC Holdings Corp.	5,964	411,218
MDU Resources Group, Inc.	19,738	443,513
National Fuel Gas Co.	8,946	386,735
NiSource, Inc.	32,376	812,314
NRG Energy, Inc. *	26,128	400,281
NV Energy, Inc.	27,264	471,667
OGE Energy Corp.	11,076	589,686
Pepco Holdings, Inc.	25,702	489,880
Piedmont Natural Gas Co., Inc.	8,236	249,715
Pinnacle West Capital Corp.	12,496	617,052
Questar Corp.	20,164	404,691
SCANA Corp.	13,206	620,022
TECO Energy, Inc.	22,862	397,799
UGI Corp.	13,206	378,748
Vectren Corp.	9,230	270,624
Westar Energy, Inc.	13,348	382,020
WGL Holdings, Inc.	5,822	226,767

		12,422,185

Total Common Stock
(Cost $186,619,448)		178,310,796

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	80,410	80,410

Total Other Investment Company
(Cost $80,410)		80,410

End of Investments

Collateral Invested for Securities on Loan 1.2% of net assets

State Street Institutional U.S. Government Money Market Fund	2,194,400	2,194,400

Total Collateral Invested for Securities on Loan
(Cost $2,194,400)		2,194,400

End of Collateral Invested for Securities on Loan

At 05/31/12, the tax basis cost of the fund’s investments was $186,915,547 and the unrealized appreciation and depreciation were $8,716,352 and ($17,240,693), respectively, with a net unrealized depreciation of ($8,524,341).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

6

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$178,310,796	$—	$—	$178,310,796
Other Investment Company(a)	80,410	—	—	80,410

Total	$178,391,206	$—	$—	$178,391,206

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,194,400	$—	$—	$2,194,400

(a)	As categorized in Portfolio Holdings.

 7

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

REG65851MAY12

8

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	600,812,224	591,820,441
0.0%		Rights	—	25,494
0.0%		Other Investment Company	273,215	273,215

99.9%		Total Investments	601,085,439	592,119,150
2.8%		Collateral Invested for Securities on Loan	16,715,376	16,715,376
(2	.7)%	Other Assets and Liabilities, Net		(16,367,060)

100.0%		Net Assets		592,467,466

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	26,372	244,205
Cooper Tire & Rubber Co.	24,433	378,223
Dana Holding Corp.	57,401	764,581
Dorman Products, Inc. *	5,120	246,477
Drew Industries, Inc. *	7,622	202,364
Exide Technologies *	29,133	67,588
Federal-Mogul Corp. *	10,052	112,281
Fuel Systems Solutions, Inc. *	6,301	94,515
Modine Manufacturing Co. *	18,764	121,591
Standard Motor Products, Inc.	8,154	110,160
Superior Industries International, Inc.	9,421	158,179
Tenneco, Inc. *	23,719	643,971
Tesla Motors, Inc. *(a)	21,287	627,966
Thor Industries, Inc.	18,293	562,510
Tower International, Inc. *	2,532	32,055
WABCO Holdings, Inc. *	26,372	1,365,015
Winnebago Industries, Inc. *	11,526	103,273

		5,834,954

Banks 7.1%
1st Source Corp.	5,280	112,517
Arrow Financial Corp.	4,844	115,578
Associated Banc-Corp	67,862	859,133
Astoria Financial Corp.	35,816	321,986
BancFirst Corp.	2,872	108,935
BancorpSouth, Inc.	30,604	412,848
Bank Mutual Corp.	18,311	62,990
Bank of Hawaii Corp.	18,230	844,778
Bank of the Ozarks, Inc.	10,838	314,736
BankFinancial Corp.	6,828	46,294
BankUnited, Inc.	15,577	367,461
BBCN Bancorp, Inc. *	27,061	291,988
Beneficial Mutual Bancorp, Inc. *	14,362	124,231
Berkshire Hills Bancorp, Inc.	8,279	180,648
Boston Private Financial Holdings, Inc.	30,623	276,219
Brookline Bancorp, Inc.	27,647	243,017
Camden National Corp.	2,996	96,591
Capital City Bank Group, Inc. (a)	5,263	35,367
CapitalSource, Inc.	107,829	682,558
Capitol Federal Financial, Inc.	65,840	767,036
Cardinal Financial Corp.	11,028	125,719
Cascade Bancorp *	6,979	38,384
Cathay General Bancorp	30,883	512,040
Centerstate Banks, Inc.	10,846	78,525
Central Pacific Financial Corp. *	653	8,378
Chemical Financial Corp.	9,822	199,681
Citizens Republic Bancorp, Inc. *	15,798	256,875
City Holding Co.	5,828	187,545
Clifton Savings Bancorp, Inc.	4,440	45,288
CoBiz Financial, Inc.	14,721	89,504
Columbia Banking System, Inc.	16,656	301,807
Community Bank System, Inc.	15,615	415,515
Community Trust Bancorp, Inc.	5,479	180,971
CVB Financial Corp.	36,879	401,612
Dime Community Bancshares	12,401	161,957
Doral Financial Corp. *	46,678	67,216
East West Bancorp, Inc.	58,063	1,300,031
ESSA Bancorp, Inc.	4,179	43,044
EverBank Financial Corp. *	9,369	104,183
F.N.B. Corp.	54,937	583,431
First Bancorp	6,160	57,226
First Busey Corp.	32,675	151,612
First Citizens BancShares, Inc., Class A	2,429	409,286
First Commonwealth Financial Corp.	40,981	256,951
First Community Bancshares, Inc.	5,779	71,602
First Financial Bancorp	22,703	348,718
First Financial Bankshares, Inc. (a)	12,280	393,697
First Financial Corp.	4,351	122,046
First Financial Holdings, Inc.	8,675	83,280
First Horizon National Corp.	105,488	894,538
First Interstate BancSystem, Inc.	6,104	85,151
First Merchants Corp.	12,492	146,531
First Midwest Bancorp, Inc.	29,442	297,070
First Niagara Financial Group, Inc.	119,715	966,100
FirstMerit Corp.	42,871	681,649
Flagstar Bancorp, Inc. *	78,276	59,568
Flushing Financial Corp.	12,369	159,560
Fulton Financial Corp.	78,635	796,573
Glacier Bancorp, Inc.	28,223	405,000
Great Southern Bancorp, Inc.	3,673	85,985
Hampton Roads Bankshares, Inc. *	8,975	12,565
Hancock Holding Co.	30,569	932,049
Heartland Financial USA, Inc.	5,982	113,658
Home Bancshares, Inc.	9,891	278,234
Hudson Valley Holding Corp.	6,877	114,846

 1

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IBERIABANK Corp.	11,520	558,605
Independent Bank Corp.	8,375	226,376
International Bancshares Corp.	22,523	416,000
Investors Bancorp, Inc. *	18,169	271,445
Kearny Financial Corp.	6,466	59,875
Lakeland Financial Corp.	5,983	153,703
MB Financial, Inc.	21,378	434,187
Meridian Interstate Bancorp, Inc. *	3,927	51,640
MGIC Investment Corp. *	73,609	186,967
National Penn Bancshares, Inc.	50,268	447,888
Nationstar Mortgage Holdings, Inc. *	6,801	130,375
NBT Bancorp, Inc.	13,013	258,568
Northfield Bancorp, Inc.	6,216	85,905
Northwest Bancshares, Inc.	38,265	438,900
Ocwen Financial Corp. *	42,174	676,049
Old National Bancorp	37,342	432,794
Oriental Financial Group, Inc.	16,904	176,985
Oritani Financial Corp.	17,234	235,933
Pacific Capital Bancorp NA *	2,155	98,160
PacWest Bancorp	12,280	280,107
Park National Corp. (a)	5,215	336,524
Pinnacle Financial Partners, Inc. *	13,344	227,649
Popular, Inc. *	41,544	634,377
PrivateBancorp, Inc.	25,852	380,800
Prosperity Bancshares, Inc.	18,738	800,487
Provident Financial Services, Inc.	22,220	309,969
Provident New York Bancorp	14,548	112,311
Radian Group, Inc. (a)	52,424	130,012
Renasant Corp.	9,827	150,255
Republic Bancorp, Inc., Class A	4,016	84,738
Rockville Financial, Inc.	5,112	57,510
Roma Financial Corp.	3,077	24,739
S&T Bancorp, Inc.	11,798	202,572
S.Y. Bancorp, Inc.	4,867	109,702
Sandy Spring Bancorp, Inc.	9,509	169,165
SCBT Financial Corp.	5,406	183,209
Signature Bank *	18,120	1,112,749
Simmons First National Corp., Class A	6,379	151,693
Southside Bancshares, Inc.	6,811	142,895
State Bank Financial Corp. *	12,691	213,843
StellarOne Corp.	9,026	109,034
Sterling Bancorp	12,112	110,219
Sterling Financial Corp. *	11,188	200,489
Susquehanna Bancshares, Inc.	72,488	698,059
SVB Financial Group *	17,003	1,014,399
Synovus Financial Corp.	287,613	549,341
TCF Financial Corp.	59,640	703,156
Territorial Bancorp, Inc.	3,979	85,270
Texas Capital Bancshares, Inc. *	14,607	566,459
Tompkins Financial Corp.	3,332	121,985
TowneBank (a)	11,668	144,921
TriCo Bancshares	5,828	89,460
TrustCo Bank Corp.	36,624	189,712
Trustmark Corp.	22,374	546,373
UMB Financial Corp.	13,663	666,345
Umpqua Holdings Corp.	44,018	564,751
Union First Market Bankshares Corp.	9,079	126,743
United Bankshares, Inc.	19,697	504,637
United Financial Bancorp, Inc.	5,656	77,940
Univest Corp. of Pennsylvania	6,568	105,219
Valley National Bancorp	76,943	860,992
ViewPoint Financial Group	6,372	97,173
Washington Federal, Inc.	42,173	692,059
Washington Trust Bancorp, Inc.	5,744	135,329
Webster Financial Corp.	29,046	588,762
WesBanco, Inc.	9,766	198,543
Westamerica Bancorp	11,194	500,484
Western Alliance Bancorp *	32,675	284,926
Westfield Financial, Inc.	10,435	73,880
Wilshire Bancorp, Inc. *	25,852	129,519
Wintrust Financial Corp.	13,946	474,303
WSFS Financial Corp.	3,333	123,921

		41,780,176

Capital Goods 10.8%
A.O. Smith Corp.	15,615	720,788
A123 Systems, Inc. *(a)	39,855	40,652
AAON, Inc.	8,313	155,786
AAR Corp.	16,157	194,692
Accuride Corp. *	17,070	101,054
Aceto Corp.	10,233	87,287
Actuant Corp., Class A	26,932	704,810
Acuity Brands, Inc.	16,656	907,752
Aegion Corp. *	15,393	242,748
Aerovironment, Inc. *	6,823	152,016
Air Lease Corp. *	28,318	592,696
Aircastle Ltd.	19,124	212,468
Albany International Corp., Class A	10,529	192,049
Alliant Techsystems, Inc.	13,016	637,133
Altra Holdings, Inc. *	10,464	175,481
Ameresco, Inc., Class A *	7,228	77,701
American Railcar Industries, Inc. *	3,635	76,880
American Science & Engineering, Inc.	3,500	169,575
American Superconductor Corp. *(a)	14,362	56,586
American Woodmark Corp.	4,043	68,367
Ampco-Pittsburgh Corp.	3,278	50,907
API Technologies Corp. *	13,285	42,246
Apogee Enterprises, Inc.	10,952	161,871
Applied Industrial Technologies, Inc.	14,973	564,632
Armstrong World Industries, Inc.	8,466	394,431
Astec Industries, Inc. *	7,292	200,165
Astronics Corp. *	4,006	102,233
AZZ, Inc.	4,876	261,500
Barnes Group, Inc.	18,996	442,037
Beacon Roofing Supply, Inc. *	18,106	449,934
Belden, Inc.	18,617	581,781
Blount International, Inc. *	19,037	259,284
Brady Corp., Class A	18,407	505,088
Briggs & Stratton Corp.	19,929	336,800
Builders FirstSource, Inc. *	18,453	73,074
CAI International, Inc. *	4,991	92,533
Capstone Turbine Corp. *(a)	101,456	104,500
Carlisle Cos., Inc.	24,290	1,262,594
Cascade Corp.	3,346	167,166
Ceradyne, Inc.	9,189	231,471
Chart Industries, Inc. *	11,527	719,976
CIRCOR International, Inc.	6,889	221,757
CLARCOR, Inc.	20,126	982,149
Colfax Corp. *	17,804	504,387
Columbus McKinnon Corp. *	7,568	116,850

2

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Comfort Systems USA, Inc.	15,080	136,926
Commercial Vehicle Group, Inc. *	10,130	88,435
Crane Co.	19,912	754,466
Cubic Corp.	6,267	271,988
Curtiss-Wright Corp.	18,290	555,833
DigitalGlobe, Inc. *	13,871	224,155
Douglas Dynamics, Inc.	8,089	103,377
Ducommun, Inc. *	4,365	39,416
DXP Enterprises, Inc. *	3,650	171,550
Dycom Industries, Inc. *	13,147	257,418
Dynamic Materials Corp.	5,263	88,839
Edgen Group, Inc. *	8,328	63,376
EMCOR Group, Inc.	26,211	716,871
Encore Wire Corp.	7,420	185,574
Energy Recovery, Inc. *(a)	19,747	44,233
EnerSys *	18,735	617,880
Enphase Energy, Inc. *(a)	3,123	21,549
EnPro Industries, Inc. *	8,069	310,818
ESCO Technologies, Inc.	10,275	358,598
Esterline Technologies Corp. *	11,927	770,365
Exelis, Inc.	72,721	727,210
Federal Signal Corp. *	24,775	123,380
Franklin Electric Co., Inc.	7,640	373,749
FreightCar America, Inc.	4,867	96,513
FuelCell Energy, Inc. *	73,911	99,780
Furmanite Corp. *	13,896	63,922
GATX Corp.	18,287	700,209
GenCorp, Inc. *	22,262	136,243
Generac Holdings, Inc. *	10,865	268,909
General Cable Corp. *	20,380	580,015
GeoEye, Inc. *	6,821	130,690
Gibraltar Industries, Inc. *	12,208	124,766
Global Power Equipment Group, Inc. *	5,570	102,655
Graco, Inc.	24,290	1,170,049
GrafTech International Ltd. *	51,154	545,813
Graham Corp.	3,951	76,096
Granite Construction, Inc.	13,427	307,747
Great Lakes Dredge & Dock Co.	22,346	145,249
Griffon Corp.	20,137	161,297
H&E Equipment Services, Inc. *	12,208	193,741
Harsco Corp.	31,510	633,351
HEICO Corp., Class A	17,573	588,696
Hexcel Corp. *	38,599	941,044
Houston Wire & Cable Co.	6,214	70,840
Huntington Ingalls Industries, Inc. *	17,925	659,282
IDEX Corp.	32,965	1,309,699
II-VI, Inc. *	20,702	391,268
Interline Brands, Inc. *	12,591	315,656
ITT Corp.	36,360	746,471
John Bean Technologies Corp.	11,212	156,183
Kaman Corp.	10,413	304,580
Kaydon Corp.	12,625	281,664
Kennametal, Inc.	31,577	1,097,617
L.B. Foster Co.	3,947	109,095
Lawson Products, Inc.	1,161	11,389
Layne Christensen Co. *	7,634	143,138
Lennox International, Inc.	19,099	819,156
Lindsay Corp.	4,896	272,462
MasTec, Inc. *	24,826	405,905
Meritor, Inc. *	37,701	203,962
Michael Baker Corp. *	3,276	75,512
Moog, Inc., Class A *	16,341	621,285
MRC Global, Inc. *(a)	9,022	187,297
Mueller Industries, Inc.	14,759	626,962
Mueller Water Products, Inc., Class A	61,040	213,030
MYR Group, Inc. *	8,050	122,441
NACCO Industries, Inc., Class A	2,157	226,334
National Presto Industries, Inc. (a)	1,865	125,067
Nordson Corp.	23,596	1,264,982
Nortek, Inc. *	4,164	199,581
Northwest Pipe Co. *	4,858	98,957
Orbital Sciences Corp. *	23,155	259,104
Orion Marine Group, Inc. *	10,228	68,323
Oshkosh Corp. *	35,528	727,258
Pike Electric Corp. *	7,898	57,024
Polypore International, Inc. *(a)	15,853	586,402
Powell Industries, Inc. *	3,590	132,040
Preformed Line Products Co.	1,388	77,284
Primoris Services Corp.	11,042	132,394
Proto Labs, Inc. *	1,727	63,709
Quanex Building Products Corp.	14,424	238,140
Raven Industries, Inc.	7,287	485,460
RBC Bearings, Inc. *	8,675	402,520
Regal-Beloit Corp.	16,309	983,270
Rexnord Corp. *	9,716	192,377
Robbins & Myers, Inc.	15,080	687,497
Rush Enterprises, Inc., Class A *	13,131	217,581
Sauer-Danfoss, Inc.	4,308	155,648
Seaboard Corp. *	156	309,867
Simpson Manufacturing Co., Inc.	15,726	437,026
Snap-On, Inc.	22,902	1,385,800
Standex International Corp.	5,112	208,007
Sterling Construction Co., Inc. *	6,823	61,407
Sun Hydraulics Corp.	7,906	184,447
TAL International Group, Inc.	10,267	335,834
Taser International, Inc. *	21,811	117,343
Tecumseh Products Co., Class A *	5,827	27,387
Teledyne Technologies, Inc. *	14,375	856,463
Tennant Co.	6,646	280,461
Terex Corp. *	42,987	714,874
Textainer Group Holdings Ltd. (a)	7,236	237,847
The Gorman-Rupp Co.	7,222	202,288
The Greenbrier Cos., Inc. *	9,573	132,490
The Keyw Holding Corp. *(a)	6,530	60,207
The Manitowoc Co., Inc.	51,530	535,912
The Middleby Corp. *	7,354	752,094
The Shaw Group, Inc. *	25,570	649,478
The Toro Co.	11,615	865,434
Thermon Group Holdings, Inc. *	5,385	109,369
Titan International, Inc.	16,485	369,264
Titan Machinery, Inc. *	6,711	207,034
Trex Co., Inc. *	5,510	160,341
TriMas Corp. *	13,186	263,852
Trinity Industries, Inc.	31,212	770,936
Triumph Group, Inc.	15,268	913,637
Tutor Perini Corp. *	12,739	143,186
Twin Disc, Inc. (a)	3,600	68,616
United Rentals, Inc. *	32,271	1,114,963
Universal Forest Products, Inc.	7,663	288,512
USG Corp. *(a)	25,925	399,764
Valmont Industries, Inc.	9,022	1,033,019
Vicor Corp.	8,616	51,868

 3

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wabash National Corp. *	26,929	187,426
Wabtec Corp.	19,085	1,385,762
Watsco, Inc.	10,214	751,853
Watts Water Technologies, Inc., Class A	11,722	387,412
WESCO International, Inc. *	17,350	1,032,152
Woodward, Inc.	22,819	860,505

		63,848,661

Commercial & Professional Services 3.2%
ABM Industries, Inc.	17,413	373,857
Acacia Research Corp. *	16,933	588,760
Acco Brands Corp. *	43,722	398,745
American Reprographics Co. *	21,167	109,433
Asset Acceptance Capital Corp. *	4,219	24,512
CBIZ, Inc. *	16,774	94,605
CDI Corp.	5,264	88,330
Cenveo, Inc. *(a)	21,064	43,813
Clean Harbors, Inc. *	18,235	1,131,846
Consolidated Graphics, Inc. *	3,677	107,258
Corrections Corp. of America *	39,051	1,018,060
Courier Corp.	3,747	40,955
Covanta Holding Corp.	45,465	711,073
CRA International, Inc. *	4,052	76,218
Deluxe Corp.	20,135	465,521
Encore Capital Group, Inc. *	8,540	207,010
EnergySolutions, Inc. *	32,675	115,016
EnerNOC, Inc. *	9,162	57,904
Ennis, Inc.	10,201	145,058
Exponent, Inc. *	5,552	262,165
FTI Consulting, Inc. *	16,309	514,875
Fuel Tech, Inc. *	6,366	25,528
G&K Services, Inc., Class A	7,335	214,035
Healthcare Services Group, Inc.	24,468	478,349
Heidrick & Struggles International, Inc.	7,244	118,947
Herman Miller, Inc.	22,814	421,603
Hill International, Inc. *	10,256	31,281
HNI Corp.	14,721	340,202
Huron Consulting Group, Inc. *	8,975	280,559
ICF International, Inc. *	7,689	173,003
Innerworkings, Inc. *	11,490	135,467
Insperity, Inc.	9,083	228,074
Interface, Inc.	22,297	282,949
KAR Auction Services, Inc. *	12,245	182,451
Kelly Services, Inc., Class A	11,492	134,342
Kforce, Inc. *	14,040	187,153
Kimball International, Inc., Class B	9,834	67,658
Knoll, Inc.	18,638	247,326
Korn/Ferry International *	18,847	256,319
McGrath Rentcorp	10,410	262,853
Metalico, Inc. *	16,516	41,785
Mine Safety Appliances Co.	12,572	516,458
Mistras Group, Inc. *	6,468	145,789
Mobile Mini, Inc. *	15,172	208,463
Multi-Color Corp.	5,197	96,300
Navigant Consulting, Inc. *	20,826	249,287
NL Industries, Inc.	3,010	36,782
On Assignment, Inc. *	14,740	245,568
Pendrell Corp. *	58,903	68,327
Portfolio Recovery Associates, Inc. *	6,659	460,204
Quad Graphics, Inc. (a)	8,617	108,919
Resources Connection, Inc.	17,306	207,672
Rollins, Inc.	30,536	648,585
RPX Corp. *	6,665	88,844
Schawk, Inc.	3,834	42,749
Standard Parking Corp. *	6,120	116,341
Steelcase, Inc., Class A	33,393	292,857
Swisher Hygiene, Inc. *(a)	46,091	91,721
Sykes Enterprises, Inc. *	15,569	234,313
Team, Inc. *	7,578	202,181
Tetra Tech, Inc. *	25,331	633,022
The Advisory Board Co. *	6,357	615,803
The Brink’s Co.	18,338	417,556
The Corporate Executive Board Co.	13,065	474,782
The Dolan Media Co. *	10,774	77,250
The Geo Group, Inc. *	24,571	534,665
TMS International Corp., Class A *	5,026	55,789
TrueBlue, Inc. *	15,734	235,223
UniFirst Corp.	5,899	337,541
United Stationers, Inc.	16,745	422,811
US Ecology, Inc.	7,090	122,019
Viad Corp.	8,062	142,778
WageWorks, Inc. *	4,511	49,305

		18,864,802

Consumer Durables & Apparel 3.0%
American Greetings Corp., Class A (a)	14,624	205,175
Arctic Cat, Inc. *	4,740	171,398
Beazer Homes USA, Inc. *	38,517	100,529
Blyth, Inc.	2,163	161,619
Brookfield Residential Properties, Inc. *	12,673	134,841
Brunswick Corp.	34,743	760,872
Callaway Golf Co.	25,495	140,732
Carter’s, Inc. *	19,825	1,069,162
Cavco Industries, Inc. *	2,513	105,923
Columbia Sportswear Co.	5,759	276,950
Crocs, Inc. *	35,110	593,710
CSS Industries, Inc.	3,567	67,916
Deckers Outdoor Corp. *	15,128	842,176
Ethan Allen Interiors, Inc.	10,639	239,484
Fifth & Pacific Co., Inc. *	37,342	446,984
G-III Apparel Group Ltd. *	6,462	159,676
Hanesbrands, Inc. *	37,818	1,053,609
Helen of Troy Ltd. *	11,585	364,696
Hovnanian Enterprises, Inc., Class A *(a)	25,044	46,832
Iconix Brand Group, Inc. *	28,956	433,761
iRobot Corp. *	10,519	222,792
JAKKS Pacific, Inc. (a)	10,196	188,524
Jarden Corp.	31,360	1,274,784
K-Swiss, Inc., Class A *	10,772	32,208
KB Home (a)	26,570	192,632
Kenneth Cole Productions, Inc., Class A *	3,976	60,038
La-Z-Boy, Inc. *	20,605	290,737
Leapfrog Enterprises, Inc. *	18,161	189,238
M.D.C Holdings, Inc.	14,383	413,080
M/I Homes, Inc. *	7,613	114,347
Maidenform Brands, Inc. *	9,192	177,406

4

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Marine Products Corp.	6,103	31,858
Meritage Homes Corp. *	10,582	317,566
Movado Group, Inc.	6,967	192,986
Oxford Industries, Inc.	5,744	264,511
Perry Ellis International, Inc. *	5,183	97,492
PulteGroup, Inc. *	132,410	1,239,358
Quiksilver, Inc. *	52,783	145,153
Sealy Corp. *(a)	19,747	33,175
Skechers U.S.A., Inc., Class A *	15,799	268,425
Skullcandy, Inc. *(a)	6,462	84,781
Smith & Wesson Holding Corp. *	25,493	171,823
Standard Pacific Corp. *	46,151	238,139
Steven Madden Ltd. *	15,321	621,113
Sturm Ruger & Co., Inc. (a)	7,473	291,223
The Jones Group, Inc.	31,740	305,974
The Ryland Group, Inc.	17,287	386,537
The Warnaco Group, Inc. *	15,962	710,469
True Religion Apparel, Inc.	10,116	296,702
Tumi Holdings, Inc. *(a)	8,328	143,658
Universal Electronics, Inc. *	5,646	73,963
Vera Bradley, Inc. *(a)	9,219	201,620
Wolverine World Wide, Inc.	18,952	805,649
Zagg, Inc. *(a)	8,975	95,225

		17,549,231

Consumer Services 4.0%
AFC Enterprises, Inc. *	9,717	207,555
Ambassadors Group, Inc.	7,047	35,305
American Public Education, Inc. *	7,051	200,460
Ameristar Casinos, Inc.	12,970	242,539
Ascent Media Corp., Class A *	5,650	295,947
Bally Technologies, Inc. *	17,011	791,862
Biglari Holdings, Inc. *	479	187,519
BJ’s Restaurants, Inc. *	9,190	402,430
Bob Evans Farms, Inc.	11,542	467,913
Boyd Gaming Corp. *	22,262	169,636
Bravo Brio Restaurant Group, Inc. *	7,195	118,142
Bridgepoint Education, Inc. *(a)	7,307	143,144
Brinker International, Inc.	31,590	1,020,673
Buffalo Wild Wings, Inc. *	7,287	620,197
Caesars Entertainment Corp. *	698	8,474
Cambium Learning Group, Inc. *	3,402	4,184
Capella Education Co. *	5,026	154,348
Career Education Corp. *	23,911	156,378
Caribou Coffee Co., Inc. *	8,138	96,842
CEC Entertainment, Inc.	7,400	258,704
Choice Hotels International, Inc.	12,747	463,863
Churchill Downs, Inc.	5,205	312,300
Coinstar, Inc. *	12,492	767,384
Corinthian Colleges, Inc. *	30,519	83,622
Cracker Barrel Old Country Store, Inc.	9,022	552,778
Denny’s Corp. *	38,419	165,586
DineEquity, Inc. *	6,593	316,464
Domino’s Pizza, Inc.	21,697	666,315
Education Management Corp. *(a)	10,869	84,996
Gaylord Entertainment Co. *	16,500	626,175
Grand Canyon Education, Inc. *	13,034	236,176
Hillenbrand, Inc.	24,775	465,027
Ignite Restaurant Group, Inc. *	1,388	24,817
International Speedway Corp., Class A	11,637	279,754
Interval Leisure Group, Inc.	15,446	257,176
Isle of Capri Casinos, Inc. *	9,452	50,568
ITT Educational Services, Inc. *(a)	10,464	595,402
Jack in the Box, Inc. *	17,255	446,042
K12, Inc. *(a)	14,012	307,143
Krispy Kreme Doughnuts, Inc. *	23,599	148,438
Life Time Fitness, Inc. *	16,309	699,004
Lincoln Educational Services Corp.	9,038	52,420
Marriott Vacations Worldwide Corp. *	12,091	342,175
Matthews International Corp., Class A	11,133	335,326
Morgans Hotel Group Co. *	11,280	50,647
National American University Holdings, Inc.	3,950	15,405
Orient-Express Hotels Ltd., Class A *	36,887	311,326
P.F. Chang’s China Bistro, Inc.	8,675	444,767
Papa John’s International, Inc. *	7,487	348,295
Peet’s Coffee & Tea, Inc. *	5,026	299,449
Pinnacle Entertainment, Inc. *	24,775	242,300
Red Robin Gourmet Burgers, Inc. *	5,318	170,176
Regis Corp.	22,671	415,106
Ruby Tuesday, Inc. *	25,493	183,040
Scientific Games Corp., Class A *	23,899	204,097
Service Corp. International	89,478	1,024,523
Shuffle Master, Inc. *	21,185	335,994
Six Flags Entertainment Corp.	21,861	997,517
Sonic Corp. *	23,762	202,690
Sotheby’s	26,430	806,115
Speedway Motorsports, Inc.	5,085	83,750
Steiner Leisure Ltd. *	5,552	254,448
Stewart Enterprises, Inc., Class A	32,029	197,619
Strayer Education, Inc. (a)	4,858	436,491
Texas Roadhouse, Inc.	24,836	451,519
The Cheesecake Factory, Inc. *	20,598	668,199
The Marcus Corp.	7,638	101,815
The Wendy’s Co.	122,103	560,453
Universal Technical Institute, Inc.	8,706	106,126
Vail Resorts, Inc.	14,574	633,532
WMS Industries, Inc. *	21,870	448,991

		23,855,593

Diversified Financials 2.0%
Artio Global Investors, Inc.	12,390	37,790
BGC Partners, Inc., Class A	32,719	195,005
Calamos Asset Management, Inc., Class A	7,897	85,919
Cash America International, Inc.	11,591	515,568
Cohen & Steers, Inc. (a)	8,170	264,299
Cowen Group, Inc., Class A *	32,497	82,542
Credit Acceptance Corp. *	2,776	235,238
DFC Global Corp. *	16,967	279,616
Duff & Phelps Corp., Class A	12,774	182,029
Epoch Holding Corp.	7,355	169,018
Evercore Partners, Inc., Class A	10,146	250,708
EZCORP, Inc., Class A *	17,987	424,493
FBR Capital Markets Corp. *	21,185	56,352
Federated Investors, Inc., Class B (a)	40,927	822,223
Financial Engines, Inc. *	16,014	335,974

 5

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Cash Financial Services, Inc. *	10,826	405,542
FX Alliance, Inc. *	2,122	34,928
Gain Capital Holdings, Inc.	3,637	17,894
GAMCO Investors, Inc., Class A	1,511	62,722
GFI Group, Inc.	26,211	71,294
Gleacher & Co., Inc. *	29,083	24,721
Green Dot Corp., Class A *(a)	8,116	172,384
Greenhill & Co., Inc.	11,490	400,656
HFF, Inc. *	14,048	183,748
ICG Group, Inc. *	14,508	126,220
Interactive Brokers Group, Inc., Class A	17,350	247,411
INTL FCStone, Inc. *	5,646	103,209
Investment Technology Group, Inc. *	15,700	148,836
Janus Capital Group, Inc.	73,061	533,345
KBW, Inc.	11,417	185,070
Knight Capital Group, Inc., Class A *	40,599	510,329
Ladenburg Thalmann Financial Services, Inc. *	43,501	63,511
Life Partners Holdings, Inc. (a)	3,621	8,328
MarketAxess Holdings, Inc.	12,943	417,929
Nelnet, Inc., Class A	10,709	249,948
Netspend Holdings, Inc. *	13,285	98,442
NewStar Financial, Inc. *	14,227	159,058
Oppenheimer Holdings, Inc., Class A	4,177	58,562
PHH Corp. *	22,426	371,599
PICO Holdings, Inc. *	9,074	201,080
Piper Jaffray Cos., Inc. *	7,697	168,641
Pzena Investment Management, Inc., Class A	3,949	16,270
Safeguard Scientifics, Inc. *	7,540	114,231
Stifel Financial Corp. *	21,140	672,041
SWS Group, Inc.	12,926	74,324
The First Marblehead Corp. *	25,495	29,064
Virtus Investment Partners, Inc. *	2,429	172,168
Waddell & Reed Financial, Inc., Class A	33,774	969,652
Walter Investment Management Corp.	10,860	205,580
Westwood Holdings Group, Inc.	2,515	89,534
WisdomTree Investments, Inc. *	24,750	165,330
World Acceptance Corp. *	5,745	393,188

		11,863,563

Energy 5.2%
Abraxas Petroleum Corp. *(a)	36,265	100,091
Alon USA Energy, Inc.	4,850	41,079
Amyris, Inc. *(a)	8,059	21,840
Apco Oil & Gas International, Inc. (a)	3,590	81,744
Approach Resources, Inc. *	8,030	225,081
ATP Oil & Gas Corp. *(a)	17,728	93,604
Atwood Oceanics, Inc. *	22,095	844,250
Basic Energy Services, Inc. *	11,492	130,319
Berry Petroleum Co., Class A	21,008	817,421
Bill Barrett Corp. *	16,882	325,991
Bonanza Creek Energy, Inc. *	3,949	67,370
BPZ Resources, Inc. *(a)	42,370	130,923
Bristow Group, Inc.	13,573	543,599
C&J Energy Services, Inc. *(a)	17,716	316,762
Cal Dive International, Inc. *	37,701	96,892
CARBO Ceramics, Inc. (a)	7,981	649,334
Carrizo Oil & Gas, Inc. *	13,909	307,528
Ceres, Inc. *(a)	2,092	22,071
Cheniere Energy, Inc. *	73,564	1,032,839
Clayton Williams Energy, Inc. *	3,590	205,133
Clean Energy Fuels Corp. *(a)	20,204	274,976
Cloud Peak Energy, Inc. *	23,799	368,409
Comstock Resources, Inc. *	18,694	279,475
Contango Oil & Gas Co. *	5,205	273,471
Crosstex Energy, Inc.	18,373	248,219
CVR Energy, Inc. *(a)	6,593	167,726
Dawson Geophysical Co. *	3,231	73,344
Delek US Holdings, Inc.	5,929	95,516
Dresser-Rand Group, Inc. *	30,189	1,324,693
Dril-Quip, Inc. *	14,227	862,014
Endeavour International Corp. *	14,635	146,204
Energy Partners Ltd. *	11,302	178,459
EXCO Resources, Inc. (a)	59,643	429,430
Exterran Holdings, Inc. *	25,236	291,223
Forest Oil Corp. *	44,587	372,301
Forum Energy Technologies, Inc. *	6,940	149,071
FX Energy, Inc. *	20,589	100,268
Gastar Exploration Ltd. *	23,339	42,010
GeoResources, Inc. *	8,618	307,663
Gevo, Inc. *(a)	2,789	16,929
Global Geophysical Services, Inc. *	8,485	60,159
GMX Resources, Inc. *(a)	22,697	21,968
Goodrich Petroleum Corp. *(a)	10,680	157,744
Green Plains Renewable Energy, Inc. *	10,757	76,267
Gulf Island Fabrication, Inc.	4,867	121,675
Gulfmark Offshore, Inc., Class A *	10,416	371,747
Gulfport Energy Corp. *	16,394	302,961
Hallador Energy Co. (a)	2,192	15,454
Harvest Natural Resources, Inc. *(a)	13,459	73,890
Helix Energy Solutions Group, Inc. *	41,293	707,349
Hercules Offshore, Inc. *	61,419	203,297
Hornbeck Offshore Services, Inc. *	12,208	407,625
Houston American Energy Corp. *(a)	7,594	11,771
Hyperdynamics Corp. *(a)	53,860	40,934
ION Geophysical Corp. *	46,678	282,869
Isramco, Inc. *(a)	422	33,266
James River Coal Co. *(a)	14,213	35,675
Key Energy Services, Inc. *	59,157	586,246
KiOR, Inc., Class A *(a)	1,599	14,471
Kodiak Oil & Gas Corp. *	96,869	785,608
Laredo Petroleum Holdings, Inc. *	6,821	143,582
Lufkin Industries, Inc.	11,947	686,594
Magnum Hunter Resources Corp. *(a)	60,031	241,925
Matador Resources Co. *	5,682	57,104
Matrix Service Co. *	10,155	105,510
McMoRan Exploration Co. *(a)	42,266	411,248
Midstates Petroleum Co., Inc. *	8,675	124,399
Newpark Resources, Inc. *	35,906	207,896
Northern Oil and Gas, Inc. *	24,572	440,576
Oasis Petroleum, Inc. *	27,504	706,578
Overseas Shipholding Group, Inc. (a)	10,895	118,973
OYO Geospace Corp. *	2,082	193,189
Parker Drilling Co. *	46,319	226,500
Patriot Coal Corp. *(a)	35,548	84,249
Penn Virginia Corp.	18,147	101,986
Petroleum Development Corp. *	12,492	310,301

6

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PetroQuest Energy, Inc. *	22,473	111,241
PHI, Inc. *	5,387	128,264
Pioneer Drilling Co. *	24,090	179,230
Quicksilver Resources, Inc. *(a)	47,252	211,216
Renewable Energy Group, Inc. *	3,190	22,139
Rentech, Inc. *	87,612	164,711
Resolute Energy Corp. *	19,875	173,906
Rex Energy Corp. *	16,953	170,547
Rosetta Resources, Inc. *	20,820	805,526
RPC, Inc. (a)	28,671	297,605
Sanchez Energy Corp. *	3,795	91,649
SEACOR Holdings, Inc. *	8,675	747,872
SemGroup Corp., Class A *	14,484	436,693
Ship Finance International Ltd. (a)	16,746	259,396
Solazyme, Inc. *(a)	13,582	148,859
Stone Energy Corp. *	19,231	453,082
Swift Energy Co. *	16,667	331,840
Targa Resources Corp.	12,779	566,621
Teekay Corp.	15,788	425,329
Tesco Corp. *	12,926	155,371
Tesoro Corp. *	55,867	1,235,778
TETRA Technologies, Inc. *	29,599	189,138
Unit Corp. *	18,836	749,484
USEC, Inc. *(a)	47,906	34,598
VAALCO Energy, Inc. *	22,263	189,903
Venoco, Inc. *	12,492	116,550
Voyager Oil & Gas, Inc. *(a)	21,544	40,287
W&T Offshore, Inc.	14,239	218,853
Warren Resources, Inc. *	27,871	59,923
Western Refining, Inc.	21,668	419,059
Willbros Group, Inc. *	19,388	110,899
World Fuel Services Corp.	27,788	1,042,050

		30,814,477

Food & Staples Retailing 1.0%
Arden Group, Inc., Class A	516	42,586
Casey’s General Stores, Inc.	14,921	844,976
Chefs’ Warehouse Holdings, LLC *	4,217	80,334
Fresh Market, Inc. *	12,053	700,520
Harris Teeter Supermarkets, Inc.	16,875	633,319
Ingles Markets, Inc., Class A	4,728	73,804
Nash Finch Co.	4,890	100,783
PriceSmart, Inc.	7,088	479,007
Rite Aid Corp. *	237,343	308,546
Roundy’s, Inc. (a)	7,462	80,515
Spartan Stores, Inc.	8,975	150,331
SUPERVALU, Inc. (a)	84,022	379,779
Susser Holdings Corp. *	4,507	131,830
The Andersons, Inc.	7,634	332,461
The Pantry, Inc. *	9,000	116,190
United Natural Foods, Inc. *	19,432	985,202
Village Super Market, Inc., Class A	2,429	60,725
Weis Markets, Inc.	4,397	191,885

		5,692,793

Food, Beverage & Tobacco 1.8%
Alico, Inc.	1,506	36,776
Alliance One International, Inc. *	34,176	98,085
Annie’s, Inc. *	2,429	97,524
B&G Foods, Inc.	18,805	452,824
Cal-Maine Foods, Inc.	5,122	182,036
Calavo Growers, Inc.	4,926	134,923
Central European Distribution Corp. *(a)	25,495	99,940
Chiquita Brands International, Inc. *	18,081	97,999
Coca-Cola Bottling Co. Consolidated	1,834	112,369
Darling International, Inc. *	45,642	639,444
Dean Foods Co. *	72,073	1,127,222
Diamond Foods, Inc. (a)	8,558	180,574
Dole Food Co., Inc. *(a)	14,482	128,600
Flowers Foods, Inc.	53,999	1,189,058
Fresh Del Monte Produce, Inc.	15,082	353,975
J&J Snack Foods Corp.	5,899	324,858
Lancaster Colony Corp.	7,783	523,952
Limoneira Co. (a)	3,621	55,727
National Beverage Corp. *	4,044	58,476
Pilgrim’s Pride Corp. *	22,508	184,791
Post Holdings, Inc. *	10,741	322,982
Sanderson Farms, Inc.	8,013	440,234
Seneca Foods Corp., Class A *	4,037	87,966
Smart Balance, Inc. *	21,963	130,241
Snyders-Lance, Inc.	24,525	632,500
Star Scientific, Inc. *(a)	45,153	175,194
The Boston Beer Co., Inc., Class A *(a)	3,499	366,870
The Hain Celestial Group, Inc. *	14,326	794,950
Tootsie Roll Industries, Inc.	11,474	256,444
TreeHouse Foods, Inc. *	14,029	799,793
Universal Corp.	9,204	415,745
Vector Group Ltd. (a)	20,593	341,844

		10,843,916

Health Care Equipment & Services 7.1%
Abaxis, Inc. *	8,618	282,153
ABIOMED, Inc. *(a)	13,079	265,896
Accretive Health, Inc. *(a)	18,116	213,044
Accuray, Inc. *	24,141	151,364
Air Methods Corp. *	4,511	411,178
Alere, Inc. *	33,739	619,785
Align Technology, Inc. *	24,290	758,577
Allscripts Healthcare Solutions, Inc. *	73,152	791,505
Almost Family, Inc. *	3,432	76,293
Alphatec Holdings, Inc. *	21,903	36,140
Amedisys, Inc. *	11,572	126,945
AMERIGROUP Corp. *	18,774	1,171,498
AMN Healthcare Services, Inc. *	15,881	95,286
AmSurg Corp. *	12,417	339,232
Analogic Corp.	4,858	320,337
AngioDynamics, Inc. *	9,818	118,209
ArthroCare Corp. *	10,772	282,011
Assisted Living Concepts, Inc., Class A	8,027	111,094
athenahealth, Inc. *	13,880	1,008,937
Atrion Corp.	694	139,404
Bio-Reference Labs, Inc. *	9,603	184,666
BioScrip, Inc. *	25,331	171,238
Brookdale Senior Living, Inc. *	39,731	655,164
Cantel Medical Corp.	8,616	188,346
Catalyst Health Solutions, Inc. *	17,003	1,477,051
Centene Corp. *	20,126	727,354

 7

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chemed Corp.	7,802	433,401
Community Health Systems, Inc. *	35,930	790,819
Computer Programs & Systems, Inc.	4,341	236,150
Conceptus, Inc. *	9,947	167,507
CONMED Corp.	11,131	298,199
CorVel Corp. *	2,610	115,962
Cross Country Healthcare, Inc. *	12,567	57,054
CryoLife, Inc. *	10,946	50,571
Cyberonics, Inc. *	10,960	422,508
Dexcom, Inc. *	26,321	282,951
Emeritus Corp. *	12,016	182,763
Endologix, Inc. *	20,465	278,119
ePocrates, Inc. *	5,990	45,404
ExamWorks Group, Inc. *	13,507	152,224
Gentiva Health Services, Inc. *	11,908	66,804
Greatbatch, Inc. *	9,351	194,127
Greenway Medical Technologies *	2,834	46,563
Haemonetics Corp. *	9,804	683,437
Hanger Orthopedic Group, Inc. *	13,170	284,077
Health Management Associates, Inc., Class A *	100,389	643,493
Health Net, Inc. *	32,559	834,162
HEALTHSOUTH Corp. *	37,394	715,721
HealthStream, Inc. *	7,223	152,550
Healthways, Inc. *	13,771	90,200
Hill-Rom Holdings, Inc.	24,557	722,221
HMS Holdings Corp. *	33,253	890,848
ICU Medical, Inc. *	4,689	241,249
Insulet Corp. *	16,015	294,996
Integra LifeSciences Holdings Corp. *	8,000	284,080
Invacare Corp.	12,420	184,934
IPC The Hospitalist Co. *	6,462	226,105
IRIS International, Inc. *	7,021	74,844
Kensey Nash Corp.	3,415	131,307
Kindred Healthcare, Inc. *	20,741	171,528
Landauer, Inc.	3,668	184,977
LHC Group, Inc. *	6,271	105,039
LifePoint Hospitals, Inc. *	18,898	695,824
Lincare Holdings, Inc.	34,751	796,840
Magellan Health Services, Inc. *	11,172	471,123
MAKO Surgical Corp. *(a)	14,313	325,048
Masimo Corp. *	21,418	402,873
MedAssets, Inc. *	21,289	240,991
MedCath Corp.	8,000	62,880
Medidata Solutions, Inc. *	9,161	258,890
MEDNAX, Inc. *	19,432	1,185,546
Merge Healthcare, Inc. *	23,087	54,254
Meridian Bioscience, Inc.	16,068	304,328
Merit Medical Systems, Inc. *	16,560	215,280
Metropolitan Health Networks, Inc. *	15,739	136,929
MModal, Inc. *	14,574	183,195
Molina Healthcare, Inc. *	11,864	302,651
MWI Veterinary Supply, Inc. *	5,205	483,805
National Healthcare Corp.	4,308	184,425
Natus Medical, Inc. *	11,980	134,176
Navidea Biopharmaceuticals, Inc. *(a)	33,635	90,815
Neogen Corp. *	9,144	356,067
NuVasive, Inc. *	16,656	329,123
NxStage Medical, Inc. *	20,820	316,256
Omnicell, Inc. *	12,806	167,631
OraSure Technologies, Inc. *	20,126	208,304
Orthofix International N.V. *	7,215	273,449
Owens & Minor, Inc.	25,017	712,234
Palomar Medical Technologies, Inc. *	7,037	58,548
PharMerica Corp. *	11,649	115,675
PSS World Medical, Inc. *	20,100	406,623
Quality Systems, Inc.	14,674	419,823
Quidel Corp. *	11,501	180,796
RTI Biologics, Inc. *	21,563	77,411
Select Medical Holdings Corp. *	18,017	166,477
Sirona Dental Systems, Inc. *	21,884	936,198
Skilled Healthcare Group, Inc., Class A *	9,475	52,207
Staar Surgical Co. *	10,638	90,317
STERIS Corp.	20,789	620,760
Sun Healthcare Group, Inc. *	10,052	48,752
Sunrise Senior Living, Inc. *(a)	21,571	129,857
SurModics, Inc. *	6,285	87,550
Symmetry Medical, Inc. *	14,101	109,142
Team Health Holdings, Inc. *	11,210	254,915
Teleflex, Inc.	15,966	948,380
Tenet Healthcare Corp. *	170,463	802,881
The Cooper Cos., Inc.	18,738	1,596,103
The Ensign Group, Inc.	6,821	173,253
Thoratec Corp. *	23,445	711,321
Triple-S Management Corp., Class B *	8,111	140,807
Unilife Corp. *(a)	32,618	136,017
Universal American Corp. *	14,457	142,112
Vanguard Health Systems, Inc. *	15,615	120,236
VCA Antech, Inc. *	33,736	726,673
Vocera Communications, Inc. *	3,470	83,801
Volcano Corp. *	20,597	588,868
WellCare Health Plans, Inc. *	16,766	946,776
West Pharmaceutical Services, Inc.	13,307	636,075
Wright Medical Group, Inc. *	15,463	306,013
Zeltiq Aesthetics, Inc. *(a)	2,513	11,258

		42,178,163

Household & Personal Products 0.5%
Central Garden & Pet Co., Class A *	19,237	177,365
Elizabeth Arden, Inc. *	10,691	368,412
Harbinger Group, Inc. *	3,765	17,921
Inter Parfums, Inc.	6,821	107,090
Medifast, Inc. *	5,878	106,157
Nature’s Sunshine Products, Inc.	3,991	58,269
Nu Skin Enterprises, Inc., Class A	23,021	987,140
Prestige Brands Holdings, Inc., Class A *	19,480	267,460
Revlon, Inc., Class A *	4,762	70,906
Spectrum Brands Holdings, Inc. *	9,773	337,364
USANA Health Sciences, Inc. *(a)	3,009	121,564
WD-40 Co.	5,951	278,388

		2,898,036

Insurance 3.0%
American Equity Investment Life Holding Co.	23,178	245,223
American National Insurance Co.	5,624	384,232
AMERISAFE, Inc. *	7,411	202,987

8

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AmTrust Financial Services, Inc.	9,515	273,556
Argo Group International Holdings Ltd.	12,082	338,054
Arthur J. Gallagher & Co.	45,110	1,567,121
Aspen Insurance Holdings Ltd.	27,781	785,091
Baldwin & Lyons, Inc., Class B	3,614	76,798
Citizens, Inc. *	15,296	123,439
CNO Financial Group, Inc. *	85,918	589,397
Crawford & Co., Class B	10,246	36,886
Donegal Group, Inc., Class A	3,669	54,558
eHealth, Inc. *	7,670	122,950
EMC Insurance Group, Inc.	2,034	40,355
Employers Holdings, Inc.	13,687	231,310
Endurance Specialty Holdings Ltd.	15,898	620,976
Enstar Group Ltd. *	3,951	360,015
FBL Financial Group, Inc., Class A	5,254	134,135
First American Financial Corp.	41,141	648,382
Flagstone Reinsurance Holdings S.A.	21,544	159,210
Global Indemnity plc *	5,665	118,285
Greenlight Capital Re Ltd., Class A *	11,866	293,802
Hanover Insurance Group, Inc.	17,832	695,626
Hilltop Holdings, Inc. *	16,282	169,333
Horace Mann Educators Corp.	15,870	271,536
Infinity Property & Casualty Corp.	4,644	249,197
Kansas City Life Insurance Co.	1,588	49,514
Kemper Corp.	17,362	508,533
Maiden Holdings Ltd.	24,775	201,668
MBIA, Inc. *(a)	60,681	544,309
Meadowbrook Insurance Group, Inc.	20,034	178,102
Mercury General Corp.	10,413	454,007
Montpelier Re Holdings Ltd.	24,167	504,607
National Financial Partners Corp. *	16,573	220,421
National Interstate Corp.	2,781	69,358
National Western Life Insurance Co., Class A	1,041	131,603
OneBeacon Insurance Group Ltd., Class A	8,977	117,329
Platinum Underwriters Holdings Ltd.	14,626	530,924
Presidential Life Corp.	7,729	68,092
Primerica, Inc.	16,805	404,496
ProAssurance Corp.	11,798	1,039,876
Protective Life Corp.	32,499	856,674
RLI Corp.	6,940	462,482
Safety Insurance Group, Inc.	5,744	230,392
Seabright Holdings, Inc.	8,102	68,705
Selective Insurance Group, Inc.	21,544	364,094
StanCorp Financial Group, Inc.	17,481	608,514
State Auto Financial Corp.	5,496	75,020
Stewart Information Services Corp.	7,089	98,041
Symetra Financial Corp.	30,878	348,921
The Navigators Group, Inc. *	4,543	220,108
The Phoenix Cos., Inc. *	43,447	70,384
Tower Group, Inc.	14,128	277,333
United Fire Group, Inc.	8,706	185,003
Universal Insurance Holdings, Inc.	9,944	34,804

		17,715,768

Materials 5.3%
A. Schulman, Inc.	11,534	246,482
A.M. Castle & Co. *	7,357	80,706
AK Steel Holding Corp. (a)	42,478	256,142
AMCOL International Corp.	10,401	292,060
American Vanguard Corp.	9,598	258,666
Balchem Corp.	11,323	328,820
Boise, Inc.	41,767	288,192
Buckeye Technologies, Inc.	15,440	427,842
Cabot Corp.	23,072	872,122
Calgon Carbon Corp. *	21,799	291,453
Carpenter Technology Corp.	18,044	813,063
Century Aluminum Co. *	25,287	179,032
Chemtura Corp. *	37,843	571,808
Clearwater Paper Corp. *	9,027	282,906
Coeur d’Alene Mines Corp. *	35,184	594,610
Commercial Metals Co.	45,341	529,583
Compass Minerals International, Inc.	12,840	913,694
Cytec Industries, Inc.	19,460	1,176,552
Deltic Timber Corp.	5,026	279,496
Domtar Corp.	14,303	1,131,510
Eagle Materials, Inc.	17,622	565,666
Ferro Corp. *	34,111	151,453
Flotek Industries, Inc. *	19,532	208,016
FutureFuel Corp.	5,471	53,835
General Moly, Inc. *(a)	25,628	63,557
Georgia Gulf Corp. *	13,533	402,742
Glatfelter	17,116	259,307
Globe Specialty Metals, Inc.	20,892	244,854
Graphic Packaging Holding Co. *	50,627	250,604
Greif, Inc., Class A	15,795	690,873
H.B. Fuller Co.	19,392	589,517
Hawkins, Inc.	3,362	110,980
Haynes International, Inc.	4,858	247,758
Headwaters, Inc. *	24,057	110,903
Hecla Mining Co.	109,571	465,677
Horsehead Holding Corp. *	17,460	154,696
Innophos Holdings, Inc.	9,022	455,430
Intrepid Potash, Inc. *	20,482	402,062
Kaiser Aluminum Corp.	6,593	316,398
KapStone Paper and Packaging Corp. *	16,743	258,512
Koppers Holdings, Inc.	8,085	283,864
Kraton Performance Polymers, Inc. *	12,516	239,181
Kronos Worldwide, Inc. (a)	7,907	133,470
Louisiana-Pacific Corp. *	53,785	506,655
LSB Industries, Inc. *	7,206	200,471
Materion Corp.	8,004	176,808
McEwen Mining, Inc. *(a)	88,485	208,825
Metals USA Holdings Corp. *	5,173	75,112
Minerals Technologies, Inc.	7,287	461,048
Myers Industries, Inc.	13,095	220,258
Neenah Paper, Inc.	6,593	171,814
NewMarket Corp.	3,817	797,028
Noranda Aluminium Holding Corp.	12,492	96,063
Olin Corp.	27,998	536,722
Olympic Steel, Inc.	3,988	66,121
OM Group, Inc. *	12,757	232,305
Omnova Solutions, Inc. *	17,952	129,254
Packaging Corp. of America	39,034	1,047,282
PolyOne Corp.	35,620	471,253
Quaker Chemical Corp.	5,027	210,078
Resolute Forest Products *	28,838	326,158
RPM International, Inc.	51,459	1,356,459
RTI International Metals, Inc. *	11,682	245,205

 9

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Schnitzer Steel Industries, Inc., Class A	9,343	243,665
Schweitzer-Mauduit International, Inc.	6,322	422,942
Sensient Technologies Corp.	19,617	716,413
Silgan Holdings, Inc.	18,336	766,445
Solutia, Inc.	47,662	1,308,798
Spartech Corp. *	15,962	60,017
Stepan Co.	3,123	282,257
Stillwater Mining Co. *	45,242	384,104
SunCoke Energy, Inc. *	27,647	388,164
Texas Industries, Inc.	9,137	292,384
TPC Group, Inc. *	5,747	181,548
Tredegar Corp.	8,945	121,205
United States Lime & Minerals, Inc. *	753	33,644
US Silica Holdings, Inc. *(a)	4,970	60,485
W.R. Grace & Co. *	24,290	1,275,225
Wausau Paper Corp.	19,220	177,016
Westlake Chemical Corp. (a)	7,686	418,810
Worthington Industries, Inc.	21,055	342,144
Zep, Inc.	8,708	122,086
Zoltek Cos., Inc. *	10,941	91,357

		31,697,722

Media 1.4%
Arbitron, Inc.	10,596	354,330
Belo Corp., Class A	36,624	211,687
Cinemark Holdings, Inc.	38,778	894,221
Crown Media Holdings, Inc., Class A *(a)	12,958	19,048
Cumulus Media, Inc. *(a)	21,076	59,013
Digital Domain Media Group, Inc. *(a)	2,872	21,081
Digital Generation, Inc. *	9,414	89,527
DreamWorks Animation SKG, Inc., Class A *(a)	26,782	476,452
Entercom Communications Corp., Class A *	10,413	51,336
Entravision Communications Corp., Class A	19,874	26,631
Fisher Communications, Inc. *	2,382	68,221
Harte-Hanks, Inc.	17,476	147,497
Journal Communications, Inc., Class A *	16,367	69,396
Knology, Inc. *	12,889	251,464
Lamar Advertising Co., Class A *	22,898	563,520
LIN TV Corp., Class A *	12,747	36,711
Live Nation Entertainment, Inc. *	65,583	613,201
Madison Square Garden, Inc., Class A *	23,009	862,607
Martha Stewart Living Omnimedia, Class A	11,131	33,282
Meredith Corp. (a)	14,290	422,841
Morningstar, Inc.	10,146	567,567
National CineMedia, Inc.	21,744	293,327
Pandora Media, Inc. *(a)	24,416	262,228
ReachLocal, Inc. *	3,662	36,950
Regal Entertainment Group, Class A (a)	30,420	418,275
Scholastic Corp.	9,693	261,226
Sinclair Broadcast Group, Inc.	19,098	155,458
The E.W. Scripps Co., Class A *	13,159	118,299
The McClatchy Co., Class A *(a)	20,106	44,032
The New York Times Co., Class A *	50,986	339,057
Valassis Communications, Inc. *	17,563	349,679
World Wrestling Entertainment, Inc., Class A (a)	10,773	84,891

		8,203,055

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Achillion Pharmaceuticals, Inc. *	18,202	130,690
Acorda Therapeutics, Inc. *	15,486	340,537
Aedea Biosciences, Inc. *	8,866	283,269
Aegerion Pharmaceuticals, Inc. *	5,238	79,670
Affymax, Inc. *	13,953	197,295
Affymetrix, Inc. *	24,648	116,832
Akorn, Inc. *	25,602	349,467
Alkermes plc *	38,234	597,215
Allos Therapeutics, Inc. *(a)	21,185	37,709
Alnylam Pharmaceuticals, Inc. *	17,593	180,152
AMAG Pharmaceuticals, Inc. *	8,235	115,537
Amylin Pharmaceuticals, Inc. *	51,993	1,378,334
Arena Pharmaceuticals, Inc. *(a)	57,284	383,230
ARIAD Pharmaceuticals, Inc. *	60,322	999,536
Arqule, Inc. *	26,719	158,711
Array BioPharma, Inc. *	31,504	102,388
Auxilium Pharmaceuticals, Inc. *	18,850	360,035
AVANIR Pharmaceuticals, Inc. *(a)	48,541	144,167
AVEO Pharmaceuticals, Inc. *	16,933	215,557
Bio-Rad Laboratories, Inc., Class A *	7,981	794,987
BioCryst Pharmaceuticals, Inc. *	15,290	47,399
BioMarin Pharmaceutical, Inc. *	45,804	1,632,455
Bruker Corp. *	36,444	540,465
Cadence Pharmaceuticals, Inc. *(a)	21,612	59,433
Cell Therapeutics, Inc. *(a)	75,416	67,852
Cepheid, Inc. *	25,138	950,971
Charles River Laboratories International, Inc. *	19,401	647,605
ChemoCentryx, Inc. *	1,766	24,759
Clovis Oncology, Inc. *(a)	3,590	63,938
Codexis, Inc. *	6,483	20,227
Cubist Pharmaceuticals, Inc. *	23,980	962,078
Curis, Inc. *	30,040	140,587
Cytori Therapeutics, Inc. *(a)	20,465	45,432
Dendreon Corp. *(a)	58,420	408,940
Depomed, Inc. *	19,902	102,296
Dyax Corp. *	38,778	72,127
Dynavax Technologies Corp. *	44,623	168,229
Emergent Biosolutions, Inc. *	9,154	132,001
Endocyte, Inc. *	12,208	78,497
Enzo Biochem, Inc. *	12,794	23,285
Enzon Pharmaceuticals, Inc. *	14,447	92,894
eResearchTechnology, Inc. *	18,569	146,695
Exact Sciences Corp. *	20,356	201,117
Exelixis, Inc. *	57,519	266,313
Fluidigm Corp. *	6,343	88,295
Genomic Health, Inc. *	7,900	266,941
Geron Corp. *	52,065	68,205
Halozyme Therapeutics, Inc. *	36,426	278,295
Hi-Tech Pharmacal Co., Inc. *	3,949	114,087
Human Genome Sciences, Inc. *	93,343	1,271,332
Idenix Pharmaceuticals, Inc. *	26,586	240,337

10

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ImmunoGen, Inc. *	30,065	421,211
Immunomedics, Inc. *	26,264	87,196
Impax Laboratories, Inc. *	25,885	536,596
Incyte Corp. *(a)	38,643	823,482
InterMune, Inc. *	25,852	269,636
Ironwood Pharmaceuticals, Inc. *	24,552	292,660
Isis Pharmaceuticals, Inc. *	37,342	369,312
ISTA Pharmaceuticals, Inc. *	13,635	123,942
Jazz Pharmaceuticals plc *	13,233	571,666
Lexicon Pharmaceuticals, Inc. *	68,222	108,473
Luminex Corp. *	17,697	391,989
MannKind Corp. *(a)	32,403	58,973
MAP Pharmaceuticals, Inc. *(a)	9,930	116,876
Medicis Pharmaceutical Corp., Class A	24,864	897,590
Medivation, Inc. *	13,880	1,169,112
Merrimack Pharmaceuticals, Inc. *(a)	8,675	59,597
Metabolix, Inc. *(a)	12,262	24,524
Momenta Pharmaceuticals, Inc. *	17,701	244,097
Myriad Genetics, Inc. *	33,646	811,878
Nektar Therapeutics *(a)	45,030	301,701
Neurocrine Biosciences, Inc. *	25,493	170,548
Novavax, Inc. *(a)	38,778	49,248
NPS Pharmaceuticals, Inc. *	33,592	265,041
Obagi Medical Products, Inc. *	7,428	92,033
Oncothyreon, Inc. *(a)	20,820	75,577
Onyx Pharmaceuticals, Inc. *	24,937	1,141,616
Opko Health, Inc. *(a)	61,040	280,784
Optimer Pharmaceuticals, Inc. *(a)	16,778	250,663
Osiris Therapeutics, Inc. *(a)	6,149	38,923
Pacific Biosciences of California, Inc. *(a)	17,306	40,842
Pain Therapeutics, Inc. *	13,650	51,188
Par Pharmaceutical Cos., Inc. *	14,197	508,821
PAREXEL International Corp. *	23,504	628,967
PDL BioPharma, Inc.	55,296	358,871
Pharmacyclics, Inc. *	20,636	648,383
POZEN, Inc. *	12,492	86,570
Progenics Pharmaceuticals, Inc. *	11,582	100,300
Questcor Pharmaceuticals, Inc. *(a)	22,885	947,439
Rigel Pharmaceuticals, Inc. *	27,557	204,749
Sagent Pharmaceuticals, Inc. *	5,744	91,617
Salix Pharmaceuticals Ltd. *	20,868	1,081,171
Sangamo BioSciences, Inc. *(a)	19,128	84,928
Santarus, Inc. *	21,208	141,245
Savient Pharmaceuticals, Inc. *(a)	25,134	18,205
Seattle Genetics, Inc. *(a)	39,623	771,856
Sequenom, Inc. *(a)	44,524	170,527
SIGA Technologies, Inc. *(a)	14,362	33,176
Spectrum Pharmaceuticals, Inc. *(a)	22,980	266,338
Sucampo Pharmaceuticals, Inc., Class A *	5,026	36,841
Synageva BioPharma Corp. *	2,111	82,350
Synergy Pharmaceuticals, Inc. *(a)	17,350	74,258
Targacept, Inc. *	10,994	45,625
The Medicines Co. *	21,378	469,888
Theravance, Inc. *	27,817	575,534
Vanda Pharmaceuticals, Inc. *	11,530	49,003
ViroPharma, Inc. *	27,684	557,556
VIVUS, Inc. *	39,905	989,245
XenoPort, Inc. *	13,885	81,644
ZIOPHARM Oncology, Inc. *(a)	27,288	140,260

		35,570,746

Real Estate 9.6%
Acadia Realty Trust	16,875	377,494
Alexander’s, Inc.	1,077	421,258
American Assets Trust, Inc.	13,412	302,977
American Campus Communities, Inc.	27,760	1,218,664
American Capital Mortgage Investment Corp. (a)	3,081	73,297
American Realty Capital Trust, Inc.	2,616	27,939
Anworth Mortgage Asset Corp.	52,424	352,814
Apartment Investment & Management Co., Class A	47,539	1,286,881
ARMOUR Residential REIT, Inc. (a)	68,012	474,724
Ashford Hospitality Trust	26,594	227,379
Associated Estates Realty Corp.	16,234	256,660
AV Homes, Inc. *	3,862	43,447
BioMed Realty Trust, Inc.	60,204	1,086,682
Brandywine Realty Trust	53,142	596,785
Campus Crest Communities, Inc.	12,425	133,941
CapLease, Inc.	26,929	105,831
Capstead Mortgage Corp.	32,934	453,501
CBL & Associates Properties, Inc.	55,232	964,351
Cedar Realty Trust, Inc.	21,185	101,688
Chesapeake Lodging Trust	12,574	226,961
Colonial Properties Trust	34,224	725,891
Colony Financial, Inc.	12,926	217,157
CommonWealth REIT	32,827	579,397
Coresite Realty Corp.	7,970	190,084
Corporate Office Properties Trust	28,222	621,166
Cousins Properties, Inc.	33,393	241,765
CreXus Investment Corp.	26,570	260,386
CubeSmart	44,416	502,345
CYS Investments, Inc.	42,214	577,488
DCT Industrial Trust, Inc.	96,413	561,124
DiamondRock Hospitality Co.	66,427	660,284
Douglas Emmett, Inc.	50,268	1,075,735
Duke Realty Corp.	98,947	1,369,426
DuPont Fabros Technology, Inc.	24,494	624,352
EastGroup Properties, Inc.	10,481	519,543
Education Realty Trust, Inc.	36,435	401,514
Entertainment Properties Trust	18,311	755,695
Equity Lifestyle Properties, Inc.	16,309	1,074,111
Equity One, Inc.	24,178	480,175
Excel Trust, Inc.	11,887	138,959
Extra Space Storage, Inc.	37,129	1,052,978
FelCor Lodging Trust, Inc. *	49,191	204,143
First Industrial Realty Trust, Inc. *	31,598	376,964
First Potomac Realty Trust	19,596	235,152
Forest City Enterprises, Inc., Class A *	51,723	692,571
Forestar Group, Inc. *	14,010	188,995
Franklin Street Properties Corp.	28,886	281,927
Getty Realty Corp.	11,334	182,477
Glimcher Realty Trust	51,703	475,668
Government Properties Income Trust	14,486	309,856
Hatteras Financial Corp.	36,352	1,037,850
Healthcare Realty Trust, Inc.	30,378	664,671
Hersha Hospitality Trust	65,930	351,407

 11

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Highwoods Properties, Inc.	28,454	917,926
Home Properties, Inc.	18,941	1,135,324
Hospitality Properties Trust	48,420	1,138,354
Hudson Pacific Properties, Inc.	9,146	146,519
Inland Real Estate Corp.	30,724	252,551
Invesco Mortgage Capital	45,283	821,434
Investors Real Estate Trust	31,957	227,214
iStar Financial, Inc. *	30,178	171,109
Kennedy-Wilson Holdings, Inc.	13,644	177,918
Kilroy Realty Corp.	26,719	1,226,669
Kite Realty Group Trust	23,698	112,329
LaSalle Hotel Properties	33,392	920,951
Lexington Realty Trust	53,297	442,898
LTC Properties, Inc.	11,894	383,819
Mack-Cali Realty Corp.	35,047	954,680
Medical Properties Trust, Inc.	51,691	465,219
MFA Financial, Inc.	142,617	1,086,742
Mid-America Apartment Communities, Inc.	14,577	982,344
Monmouth Real Estate Investment Corp.	14,482	146,992
National Health Investors, Inc.	9,196	443,891
National Retail Properties, Inc.	38,517	1,020,315
NorthStar Realty Finance Corp.	54,479	282,201
OMEGA Healthcare Investors, Inc.	40,753	860,296
Parkway Properties, Inc.	9,203	97,000
Pebblebrook Hotel Trust	19,974	438,429
Pennsylvania REIT	21,903	277,730
Pennymac Mortgage Investment Trust	10,832	200,067
Post Properties, Inc.	21,514	1,041,493
Potlatch Corp.	15,680	449,389
PS Business Parks, Inc.	7,353	484,489
Ramco-Gershenson Properties Trust	18,738	223,170
Redwood Trust, Inc.	27,895	337,808
Resource Capital Corp.	34,006	181,592
Retail Opportunity Investments Corp. (a)	19,029	228,729
Retail Properties of America, Inc., Class A	12,492	114,302
RLJ Lodging Trust	25,036	441,385
Rouse Properties, Inc. *	5,661	72,404
Sabra Healthcare REIT, Inc.	14,468	208,050
Saul Centers, Inc.	3,077	123,572
Select Income REIT *	3,179	69,779
Senior Housing Properties Trust	64,195	1,325,627
Sovran Self Storage, Inc.	10,789	532,437
Starwood Property Trust, Inc.	45,457	910,958
Strategic Hotels & Resorts, Inc. *	58,013	361,421
Summit Hotel Properties, Inc.	11,224	89,455
Sun Communities, Inc.	9,716	400,396
Sunstone Hotel Investors, Inc. *	46,319	463,653
Tanger Factory Outlet Centers, Inc.	33,718	1,045,595
Taubman Centers, Inc.	22,902	1,671,846
Tejon Ranch Co. *	5,763	153,526
The Howard Hughes Corp. *	9,917	593,731
The St. Joe Co. *(a)	35,993	574,808
Two Harbors Investment Corp.	84,066	869,242
Universal Health Realty Income Trust	4,638	179,259
Urstadt Biddle Properties, Class A	8,259	147,010
Washington REIT	26,025	732,343
Weingarten Realty Investors	47,422	1,213,055
Winthrop Realty Trust	10,054	103,456
Zillow, Inc. *(a)	647	25,349

		57,064,780

Retailing 4.6%
1-800-FLOWERS.COM, Inc., Class A *	9,417	27,874
Aaron’s, Inc.	27,804	738,196
Aeropostale, Inc. *	31,680	586,080
America’s Car-Mart, Inc. *	3,817	164,704
Ann, Inc. *	20,465	550,304
Asbury Automotive Group, Inc. *	12,685	339,070
Ascena Retail Group, Inc. *	50,082	948,052
Barnes & Noble, Inc. *(a)	16,232	266,692
bebe stores, Inc.	14,039	89,569
Big 5 Sporting Goods Corp.	7,898	51,416
Big Lots, Inc. *	25,726	945,431
Blue Nile, Inc. *(a)	5,320	171,783
Body Central Corp. *	5,098	74,686
Brown Shoe Co., Inc.	16,883	200,739
Cabela’s, Inc. *	20,126	711,253
CafePress, Inc. *	3,470	48,268
Charming Shoppes, Inc. *	41,721	306,232
Chico’s FAS, Inc.	65,807	961,440
Christopher & Banks Corp.	9,745	11,694
Citi Trends, Inc. *	5,846	80,792
Coldwater Creek, Inc. *	32,316	26,822
Collective Brands, Inc. *	24,066	511,884
Conn’s, Inc. *	6,080	106,339
Core-Mark Holding Co., Inc.	5,205	226,365
Dillard’s, Inc., Class A	13,186	886,627
DSW, Inc., Class A	9,721	580,149
Express, Inc. *	28,724	531,394
Francesca’s Holdings Corp. *	6,103	143,176
Fred’s, Inc., Class A	13,577	186,684
Genesco, Inc. *	9,504	632,016
GNC Holdings, Inc., Class A	30,189	1,163,182
Gordmans Stores, Inc. *	2,030	36,154
Group 1 Automotive, Inc.	9,022	472,392
Haverty Furniture Cos., Inc.	7,992	97,023
hhgregg, Inc. *(a)	8,531	91,708
Hibbett Sports, Inc. *	10,757	602,715
HomeAway, Inc. *(a)	11,591	272,389
Hot Topic, Inc.	15,899	157,559
HSN, Inc.	16,168	628,935
Jos. A. Bank Clothiers, Inc. *	10,772	477,846
Kirkland’s, Inc. *	6,411	69,495
Lithia Motors, Inc.	8,808	215,091
Lumber Liquidators Holdings, Inc. *	9,259	269,344
MarineMax, Inc. *	9,180	88,495
Mattress Firm Holding Corp. *(a)	2,154	73,731
Monro Muffler Brake, Inc.	11,991	405,176
New York & Co., Inc. *	10,243	36,158
NutriSystem, Inc.	11,137	114,154
Office Depot, Inc. *	109,515	235,457
OfficeMax, Inc. *	34,490	167,966
Orbitz Worldwide, Inc. *	8,975	32,759
Overstock.com, Inc. *(a)	4,696	31,228
Pacific Sunwear Of California, Inc. *(a)	26,211	37,482

12

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Penske Automotive Group, Inc.	17,299	425,209
PetMed Express, Inc.	7,416	84,617
Pier 1 Imports, Inc.	42,972	700,444
Pool Corp.	19,079	705,351
RadioShack Corp. (a)	38,968	180,812
Rent-A-Center, Inc.	23,058	776,363
Rue21, Inc. *	6,246	165,394
Saks, Inc. *	43,954	433,386
Select Comfort Corp. *	21,924	599,841
Shoe Carnival, Inc. *	7,287	154,339
Shutterfly, Inc. *	11,849	326,677
Sonic Automotive, Inc., Class A	13,716	204,231
Stage Stores, Inc.	11,942	205,283
Stein Mart, Inc. *	10,222	74,007
Systemax, Inc. *	4,309	52,397
Teavana Holdings, Inc. *(a)	2,762	36,679
The Buckle, Inc. (a)	10,772	421,616
The Cato Corp., Class A	10,851	311,424
The Children’s Place Retail Stores, Inc. *	9,882	454,276
The Finish Line, Inc., Class A	20,340	419,411
The Men’s Wearhouse, Inc.	20,204	727,142
The Pep Boys-Manny, Moe & Jack	20,526	190,481
The Talbots, Inc. *(a)	27,420	66,905
The Wet Seal, Inc., Class A *	35,510	100,848
Tilly’s, Inc. *	4,164	67,790
Vitamin Shoppe, Inc. *	10,810	535,311
VOXX International Corp. *	7,614	75,074
Weyco Group, Inc.	3,003	70,150
Williams-Sonoma, Inc.	37,014	1,292,159
Zumiez, Inc. *	8,372	308,006

		27,047,793

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	17,003	232,091
Amkor Technology, Inc. *	39,101	184,948
ANADIGICS, Inc. *	26,570	52,874
Applied Micro Circuits Corp. *	24,006	128,192
ATMI, Inc. *	12,313	246,383
Brooks Automation, Inc.	25,924	242,908
Cabot Microelectronics Corp.	9,000	282,060
Cavium Networks, Inc. *	19,006	460,135
CEVA, Inc. *	9,400	163,372
Cirrus Logic, Inc. *	25,587	734,859
Cohu, Inc.	8,833	82,500
Cymer, Inc. *	11,269	610,442
Cypress Semiconductor Corp. *	61,040	805,118
Diodes, Inc. *	13,666	267,444
DSP Group, Inc. *	8,019	50,279
Entegris, Inc. *	53,361	411,413
Entropic Communications, Inc. *	33,796	135,860
Exar Corp. *	14,721	115,560
Fairchild Semiconductor International, Inc. *	50,076	661,504
FormFactor, Inc. *	20,534	122,999
GT Advanced Technologies, Inc. *	49,674	208,631
Hittite Microwave Corp. *	11,131	548,536
Inphi Corp. *	9,022	74,973
Integrated Device Technology, Inc. *	55,748	306,056
Intermolecular, Inc. *	3,949	25,590
International Rectifier Corp. *	27,229	512,994
Intersil Corp., Class A	49,698	524,314
IXYS Corp. *	9,893	102,491
Kopin Corp. *	26,570	81,570
Kulicke & Soffa Industries, Inc. *	28,852	303,523
Lattice Semiconductor Corp. *	47,396	216,600
LTX-Credence Corp. *	19,388	137,655
M/A-COM Technology Solutions Holdings, Inc. *	2,429	40,224
MaxLinear, Inc., Class A *	11,451	51,300
MEMC Electronic Materials, Inc. *	89,982	150,270
Micrel, Inc.	20,110	196,877
Microsemi Corp. *	35,047	618,930
MIPS Technologies, Inc. *	18,756	119,851
MKS Instruments, Inc.	20,588	538,376
Monolithic Power Systems, Inc. *	13,132	246,750
Nanometrics, Inc. *	8,262	128,309
Novellus Systems, Inc. *	26,719	1,117,656
OmniVision Technologies, Inc. *	23,230	375,861
Pericom Semiconductor Corp. *	9,339	73,405
Photronics, Inc. *	22,985	137,910
PMC-Sierra, Inc. *	91,920	586,450
Power Integrations, Inc.	11,008	449,236
Rambus, Inc. *	39,271	188,893
RF Micro Devices, Inc. *	108,459	408,890
Rubicon Technology, Inc. *(a)	7,196	63,469
Rudolph Technologies, Inc. *	12,567	108,328
Semtech Corp. *	25,653	617,981
Sigma Designs, Inc. *	12,344	73,817
Silicon Image, Inc. *	31,072	137,338
Silicon Laboratories, Inc. *	16,424	567,121
Spansion, Inc., Class A *	18,828	203,342
Standard Microsystems Corp. *	8,725	319,684
STR Holdings, Inc. *	16,875	64,462
SunPower Corp. *	17,952	89,940
Supertex, Inc. *	4,102	76,256
Teradyne, Inc. *	72,775	1,051,599
Tessera Technologies, Inc.	20,360	276,692
TriQuint Semiconductor, Inc. *	64,688	337,024
Ultratech, Inc. *	10,082	305,686
Veeco Instruments, Inc. *(a)	15,193	526,893
Volterra Semiconductor Corp. *	9,810	272,522

		19,555,216

Software & Services 8.5%
Accelrys, Inc. *	21,623	168,659
ACI Worldwide, Inc. *	15,615	596,337
Actuate Corp. *	18,670	124,716
Acxiom Corp. *	30,718	432,202
Advent Software, Inc. *	12,560	327,690
Ancestry.com, Inc. *(a)	11,627	250,446
Angie’s List, Inc. *(a)	3,231	41,260
AOL, Inc. *	38,203	1,047,908
Ariba, Inc. *	38,419	1,726,166
Aspen Technology, Inc. *	36,935	816,263
Bankrate, Inc. *	17,234	299,527
Bazaarvoice, Inc. *(a)	3,791	65,546
Blackbaud, Inc.	17,508	452,582
Booz Allen Hamilton Holding Corp.	6,165	99,935
Bottomline Technologies, Inc. *	14,137	252,770
Brightcove, Inc. *	1,965	24,916
BroadSoft, Inc. *	8,774	239,618

 13

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CACI International, Inc., Class A *	10,413	445,676
Cadence Design Systems, Inc. *	106,075	1,081,965
Carbonite, Inc. *(a)	5,700	43,947
Cardtronics, Inc. *	16,998	476,284
Cass Information Systems, Inc.	3,723	137,118
CIBER, Inc. *	24,775	88,694
CommVault Systems, Inc. *	16,007	750,248
Compuware Corp. *	85,853	772,677
comScore, Inc. *	12,962	235,260
Concur Technologies, Inc. *	18,391	1,137,483
Constant Contact, Inc. *	11,563	234,151
Convergys Corp. *	41,177	574,419
CoreLogic, Inc. *	41,762	709,536
Cornerstone OnDemand, Inc. *	10,772	215,979
CoStar Group, Inc. *	10,063	743,555
CSG Systems International, Inc. *	13,557	223,690
DealerTrack Holdings, Inc. *	16,251	443,652
Deltek, Inc. *	6,897	72,350
Demand Media, Inc. *	13,503	123,687
Demandware, Inc. *	2,776	86,361
Dice Holdings, Inc. *	20,382	200,355
Digital River, Inc. *	14,652	213,919
DST Systems, Inc.	13,880	709,268
EarthLink, Inc.	42,337	341,660
Ebix, Inc. (a)	12,945	225,243
Envestnet, Inc. *	8,751	103,787
Envivio, Inc. *	5,205	43,670
EPAM Systems, Inc. *	3,190	55,825
EPIQ Systems, Inc.	12,619	139,188
Euronet Worldwide, Inc. *	19,390	348,826
ExactTarget, Inc. *	3,817	75,615
Exlservice Holdings, Inc. *	9,413	203,980
Fair Isaac Corp.	14,139	574,892
FalconStor Software, Inc. *	13,309	35,668
FleetCor Technologies, Inc. *	12,571	476,441
Forrester Research, Inc.	5,597	180,671
Fortinet, Inc. *	47,114	1,001,172
Gartner, Inc. *	34,969	1,422,539
Global Cash Access Holdings, Inc. *	18,906	133,287
Guidewire Software, Inc. *	3,190	82,653
Heartland Payment Systems, Inc.	14,210	414,648
Higher One Holdings, Inc. *(a)	13,120	166,755
iGate Corp. *	12,330	202,089
Imperva, Inc. *	1,795	46,149
Infoblox, Inc. *	3,817	75,538
InfoSpace, Inc. *	14,877	189,831
Interactive Intelligence Group *	5,456	140,765
Internap Network Services Corp. *	20,826	148,489
IntraLinks Holdings, Inc. *	14,181	56,724
j2 Global, Inc.	18,738	453,272
Jack Henry & Associates, Inc.	33,812	1,116,134
JDA Software Group, Inc. *	16,603	459,571
Jive Software, Inc. *(a)	5,205	87,184
Kenexa Corp. *	9,350	272,739
Keynote Systems, Inc.	5,951	85,992
KIT Digital, Inc. *(a)	16,875	55,013
Lender Processing Services, Inc.	33,116	764,317
Limelight Networks, Inc. *	28,048	76,291
Lionbridge Technologies, Inc. *	22,711	68,360
Liquidity Services, Inc. *	9,022	576,416
LivePerson, Inc. *	20,126	347,375
LogMeIn, Inc. *	8,688	278,450
Manhattan Associates, Inc. *	8,120	385,700
ManTech International Corp., Class A	8,701	189,682
Marchex, Inc., Class B	9,129	32,682
MAXIMUS, Inc.	13,241	602,598
Mentor Graphics Corp. *	37,051	522,419
MICROS Systems, Inc. *	32,271	1,702,618
MicroStrategy, Inc., Class A *	3,470	423,271
Millennial Media, Inc. *(a)	5,205	71,725
ModusLink Global Solutions, Inc. *	17,051	76,559
MoneyGram International, Inc. *	4,102	57,141
Monotype Imaging Holdings, Inc. *	13,916	190,649
Monster Worldwide, Inc. *	48,308	415,449
Move, Inc. *	14,083	116,466
NCI, Inc., Class A *	2,917	12,456
Netscout Systems, Inc. *	13,520	271,076
NetSuite, Inc. *	11,609	544,694
NeuStar, Inc., Class A *	25,643	825,192
NIC, Inc.	25,105	272,891
OpenTable, Inc. *(a)	9,180	364,630
OPNET Technologies, Inc.	5,744	143,428
Parametric Technology Corp. *	46,356	936,391
Pegasystems, Inc.	6,312	195,609
Perficient, Inc. *	12,015	136,130
Progress Software Corp. *	24,330	467,623
Proofpoint, Inc. *	1,388	19,807
PROS Holdings, Inc. *	7,900	118,737
QLIK Technologies, Inc. *	29,645	673,831
Quest Software, Inc. *	22,641	566,025
QuinStreet, Inc. *	11,031	89,461
RealNetworks, Inc.	9,334	82,606
RealPage, Inc. *	12,427	221,822
Responsys, Inc. *	7,539	77,426
Rosetta Stone, Inc. *	4,762	65,716
Saba Software, Inc. *	10,593	88,452
Sapient Corp.	42,764	470,404
SciQuest, Inc. *	6,691	105,316
SeaChange International, Inc. *	11,026	89,200
ServiceSource International, Inc. *	15,962	191,544
Solarwinds, Inc. *	23,249	1,066,199
Sourcefire, Inc. *	11,261	621,157
Splunk, Inc. *	5,205	169,475
SS&C Technologies Holdings, Inc. *	13,306	313,755
Stamps.com, Inc. *	5,159	126,705
Synchronoss Technologies, Inc. *	11,815	211,607
Syntel, Inc.	6,025	336,797
Take-Two Interactive Software, Inc. *	35,394	407,739
Tangoe, Inc. *	8,221	158,748
TechTarget *	6,519	34,094
TeleCommunication Systems, Inc., Class A *	19,388	28,694
TeleNav, Inc. *	8,258	49,631
TeleTech Holdings, Inc. *	11,164	166,344
The Active Network, Inc. *	12,549	176,188
The Ultimate Software Group, Inc. *	10,149	815,269
TiVo, Inc. *	47,375	404,582
TNS, Inc. *	9,569	171,094
Travelzoo, Inc. *	2,988	69,680
Tyler Technologies, Inc. *	11,660	434,918
Unisys Corp. *	15,598	245,045
United Online, Inc.	34,637	136,816
ValueClick, Inc. *	33,312	584,292

14

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
VASCO Data Security International, Inc. *	10,243	71,599
Verint Systems, Inc. *	8,678	249,232
VirnetX Holding Corp. *(a)	16,562	552,177
Virtusa Corp. *	8,257	120,800
VistaPrint N.V. *(a)	15,074	510,707
Vocus, Inc. *	8,097	130,605
Web.com Group, Inc. *	12,060	191,995
WebMD Health Corp. *	19,674	453,092
Websense, Inc. *	15,234	283,048
Wright Express Corp. *	15,268	855,924
XO Group, Inc. *	11,737	103,638
Yelp, Inc. *(a)	2,819	47,105

		50,330,211

Technology Hardware & Equipment 5.0%
3D Systems Corp. *(a)	16,605	504,792
Acme Packet, Inc. *	21,404	489,724
ADTRAN, Inc.	25,380	741,857
Aeroflex Holding Corp. *	6,970	45,096
Anaren, Inc. *	6,003	115,978
Anixter International, Inc.	11,275	648,425
Arris Group, Inc. *	46,841	577,550
Aruba Networks, Inc. *	42,063	552,708
Audience, Inc. *	1,388	24,595
Aviat Networks, Inc. *	22,262	57,659
Avid Technology, Inc. *	11,980	85,537
AVX Corp.	20,158	219,319
Badger Meter, Inc.	5,878	212,255
Bel Fuse, Inc., Class B	4,440	72,283
Benchmark Electronics, Inc. *	22,669	306,938
Black Box Corp.	6,937	155,250
Brightpoint, Inc. *	26,645	129,761
Brocade Communications Systems, Inc. *	169,665	788,942
Calix, Inc. *	13,805	110,854
Checkpoint Systems, Inc. *	15,995	124,921
Ciena Corp. *	37,605	509,548
Cognex Corp.	15,182	531,218
Coherent, Inc. *	9,369	413,548
Comtech Telecommunications Corp.	7,984	230,578
Comverse Technology, Inc. *	80,789	493,621
CTS Corp.	13,350	125,223
Daktronics, Inc.	15,865	103,916
Diebold, Inc.	24,637	911,815
Digi International, Inc. *	9,927	89,740
DTS, Inc. *	6,553	181,059
Echelon Corp. *	12,408	43,800
EchoStar Corp., Class A *	15,954	446,233
Electro Rent Corp.	7,005	96,949
Electro Scientific Industries, Inc.	9,706	107,057
Electronics for Imaging, Inc. *	18,376	270,862
Emulex Corp. *	33,548	225,443
Extreme Networks, Inc. *	36,265	135,268
Fabrinet *	7,591	88,511
FARO Technologies, Inc. *	6,593	304,135
FEI Co. *	14,744	674,833
Finisar Corp. *	35,176	504,776
Fusion-io, Inc. *(a)	20,292	423,697
Harmonic, Inc. *	45,242	198,612
Imation Corp. *	11,570	65,718
Infinera Corp. *	41,384	265,271
Insight Enterprises, Inc. *	17,218	256,376
InterDigital, Inc.	17,834	440,322
Intermec, Inc. *	19,495	115,215
Intevac, Inc. *	8,416	63,541
InvenSense, Inc. *(a)	3,949	39,253
IPG Photonics Corp. *	12,679	542,661
Itron, Inc. *	16,309	584,352
Ixia *	19,473	206,024
KEMET Corp. *	17,256	99,222
Lexmark International, Inc., Class A	30,536	763,705
Littelfuse, Inc.	9,085	522,751
Loral Space & Communications, Inc.	5,205	313,862
Maxwell Technologies, Inc. *	11,166	77,380
Measurement Specialties, Inc. *	5,572	182,037
Mercury Computer Systems, Inc. *	12,012	142,342
Methode Electronics, Inc.	14,904	111,929
MTS Systems Corp.	6,246	241,470
Multi-Fineline Electronix, Inc. *	3,863	95,687
National Instruments Corp.	36,529	951,215
NeoPhotonics Corp. *	6,232	25,614
NETGEAR, Inc. *	14,710	461,747
Newport Corp. *	14,702	174,807
Novatel Wireless, Inc. *	22,555	46,689
Oclaro, Inc. *	20,106	51,270
OCZ Technology Group, Inc. *(a)	25,806	115,611
Oplink Communications, Inc. *	7,513	96,317
Opnext, Inc. *	51,356	52,897
OSI Systems, Inc. *	7,709	491,988
Park Electrochemical Corp.	7,376	173,041
Plantronics, Inc.	16,866	507,498
Plexus Corp. *	13,589	380,492
Power-One, Inc. *	21,737	90,209
Pulse Electronics Corp.	16,516	32,371
QLogic Corp. *	38,722	527,006
Quantum Corp. *	90,843	177,144
RealD, Inc. *(a)	17,350	207,680
Rofin-Sinar Technologies, Inc. *	10,996	218,271
Rogers Corp. *	6,262	252,421
Sanmina-SCI Corp. *	31,598	224,662
ScanSource, Inc. *	10,597	317,592
ShoreTel, Inc. *	9,500	39,805
Silicon Graphics International Corp. *	12,926	76,134
Sonus Networks, Inc. *	81,938	199,109
STEC, Inc. *	14,626	103,260
Stratasys, Inc. *	8,435	400,831
Super Micro Computer, Inc. *	11,436	182,290
Sycamore Networks, Inc. *	7,507	99,543
Symmetricom, Inc. *	16,698	91,004
Synaptics, Inc. *	12,926	346,675
SYNNEX Corp. *	9,541	318,192
Tech Data Corp. *	16,196	771,092
Tellabs, Inc.	130,373	477,165
TTM Technologies, Inc. *	21,300	196,812
Ubiquiti Networks, Inc. *(a)	2,872	53,563
Universal Display Corp. *(a)	15,798	444,714
UTStarcom Holdings Corp. *	50,986	63,223
ViaSat, Inc. *	17,003	714,466
Viasystems Group, Inc. *	1,701	32,676
Vishay Intertechnology, Inc. *	56,503	600,062
Vishay Precision Group, Inc. *	5,165	71,845

 15

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zebra Technologies Corp., Class A *	20,392	682,520

		29,745,527

Telecommunication Services 0.8%
AboveNet, Inc. *	9,035	752,796
Alaska Communications Systems Group, Inc. (a)	16,343	32,359
Atlantic Tele-Network, Inc.	3,817	125,579
Boingo Wireless, Inc. *	5,026	48,149
Cbeyond, Inc. *	12,145	71,898
Cincinnati Bell, Inc. *	76,980	272,509
Clearwire Corp., Class A *(a)	141,972	171,786
Cogent Communications Group, Inc. *	18,208	323,010
Consolidated Communications Holdings, Inc. (a)	10,065	148,459
Elephant Talk Communications, Inc. *(a)	34,111	76,750
Fairpoint Communications, Inc. *(a)	7,180	39,059
General Communication, Inc., Class A *	13,881	88,006
Globalstar, Inc. *(a)	41,195	14,937
Hawaiian Telcom Holdco, Inc. *(a)	3,730	70,124
IDT Corp., Class B	6,062	50,193
Iridium Communications, Inc. *	17,770	150,867
Leap Wireless International, Inc. *	24,775	142,952
Lumos Networks Corp.	5,669	58,107
Neutral Tandem, Inc. *	12,571	170,589
NTELOS Holdings Corp.	5,669	108,505
Premiere Global Services, Inc. *	19,672	164,458
Shenandoah Telecommunications Co.	9,869	105,204
tw telecom, Inc. *	59,536	1,380,640
USA Mobility, Inc.	8,670	107,681
Vonage Holdings Corp. *	56,268	102,971

		4,777,588

Transportation 2.7%
Air Transport Services Group, Inc. *	21,931	111,190
Alaska Air Group, Inc. *	28,260	969,318
Alexander & Baldwin, Inc.	17,003	867,493
Allegiant Travel Co. *	5,899	382,550
AMERCO	2,429	204,328
Arkansas Best Corp.	10,183	128,815
Atlas Air Worldwide Holdings, Inc. *	10,413	472,958
Avis Budget Group, Inc. *	41,435	615,310
Baltic Trading Ltd. (a)	4,936	18,263
Celadon Group, Inc.	9,022	145,344
Con-way, Inc.	21,544	761,580
Dollar Thrifty Automotive Group, Inc. *	11,451	934,173
Eagle Bulk Shipping, Inc. *(a)	6,058	18,235
Echo Global Logistics, Inc. *	5,872	99,883
Forward Air Corp.	11,203	355,471
Genco Shipping & Trading Ltd. *(a)	12,657	39,490
Genesee & Wyoming, Inc., Class A *	15,615	782,468
Hawaiian Holdings, Inc. *	20,106	116,213
Heartland Express, Inc.	20,913	297,801
Hub Group, Inc., Class A *	14,769	516,324
JetBlue Airways Corp. *	98,025	512,671
Kirby Corp. *	22,208	1,172,138
Knight Transportation, Inc.	22,105	370,480
Landstar System, Inc.	18,408	970,102
Marten Transport Ltd.	6,103	124,928
Old Dominion Freight Line, Inc. *	21,415	932,837
Pacer International, Inc. *	13,658	77,031
Patriot Transportation Holding, Inc. *	3,124	64,136
RailAmerica, Inc. *	8,286	197,373
Republic Airways Holdings, Inc. *	17,593	95,354
Roadrunner Transportation Systems, Inc. *	4,310	72,408
Ryder System, Inc.	20,473	884,638
SkyWest, Inc.	19,906	140,337
Spirit Airlines, Inc. *	10,710	220,733
Swift Transporation Co. *	28,991	307,595
Universal Truckload Services, Inc.	2,244	29,486
US Airways Group, Inc. *	63,226	835,848
UTI Worldwide, Inc.	39,888	623,848
Werner Enterprises, Inc.	20,270	493,372
Wesco Aircraft Holdings, Inc. *	8,652	120,003
Zipcar, Inc. *(a)	10,052	108,059

		16,190,584

Utilities 3.0%
ALLETE, Inc.	12,732	497,185
American States Water Co.	7,281	267,868
Avista Corp.	22,980	583,922
Black Hills Corp.	15,478	498,082
California Water Service Group	16,291	283,626
Central Vermont Public Service Corp.	4,665	163,788
CH Energy Group, Inc.	6,618	434,339
Chesapeake Utilities Corp.	3,741	158,095
Cleco Corp.	23,964	978,690
Connecticut Water Service, Inc.	3,372	93,708
Dynegy, Inc. *(a)	40,594	19,485
El Paso Electric Co.	15,795	484,748
Genie Energy Ltd.	6,765	45,258
GenOn Energy, Inc. *	304,131	523,105
Great Plains Energy, Inc.	53,054	1,056,836
Hawaiian Electric Industries, Inc.	37,627	1,038,881
IDACORP, Inc.	19,509	766,509
MGE Energy, Inc.	9,369	422,823
Middlesex Water Co.	5,980	108,956
New Jersey Resources Corp.	16,319	685,072
Northwest Natural Gas Co.	10,432	483,523
NorthWestern Corp.	14,033	498,312
Ormat Technologies, Inc.	7,031	142,800
Otter Tail Corp.	12,960	273,845
Piedmont Natural Gas Co., Inc.	29,148	883,767
PNM Resources, Inc.	30,798	574,383
Portland General Electric Co.	30,536	767,980
SJW Corp.	5,249	121,357
South Jersey Industries, Inc.	11,692	566,010
Southwest Gas Corp.	18,738	786,621
The Empire District Electric Co.	16,362	328,058
The Laclede Group, Inc.	8,257	314,674
UIL Holdings Corp.	19,791	669,134
Unitil Corp.	4,511	120,038
UNS Energy Corp.	14,395	539,668
Vectren Corp.	31,779	931,760

16

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WGL Holdings, Inc.	20,133	784,180

		17,897,086

Total Common Stock
(Cost $600,812,224)		591,820,441

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	273,215	273,215

Total Other Investment Company
(Cost $273,215)		273,215

Rights 0.0% of net assets

Banks 0.0%
Hampton Roads 2nd Entitlement *(c)	9,275	13,418
Hampton Roads Entitlement *(c)	9,275	12,076

		25,494

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc. *(b)(c)	5,521	—

Total Rights
(Cost $—)		25,494

End of Investments

Collateral Invested for Securities on Loan 2.8% of net assets

State Street Institutional U.S. Government Money Market Fund	16,715,376	16,715,376

Total Collateral Invested for Securities on Loan
(Cost $16,715,376)		16,715,376

End of Collateral Invested for Securities on Loan

At 05/31/12, the tax basis cost of the fund’s investments was $602,369,371 and the unrealized appreciation and depreciation were $56,373,117 and ($66,623,338), respectively, with a net unrealized depreciation of ($10,250,221).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

 17

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$591,820,441	$—	$—	$591,820,441
Other Investment Company(a)	273,215	—	—	273,215
Rights(a)	—	—	25,494	25,494

Total	$592,093,656	$—	$25,494	$592,119,150

Other Financial Instruments
Collateral Invested for Securities on Loan	$16,715,376	$—	$—	$16,715,376

(a)	As categorized in Portfolio Holdings.

18

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Rights	$—	$—	$25,494	$—	$—	$—	$—	$25,494

Total	$—	$—	$25,494	$—	$—	$—	$—	$25,494

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

REG54091MAY12

 19

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	369,778,837	366,642,107
0.0%	Other Investment Company	132,290	132,290

99.6%	Total Investments	369,911,127	366,774,397
0.4%	Other Assets and Liabilities, Net		1,298,997

100.0%	Net Assets		368,073,394

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Banks 0.0%
First Financial Bancorp	8,320	127,795

Capital Goods 13.7%
3M Co.	94,050	7,938,760
Eaton Corp.	48,675	2,076,476
Emerson Electric Co.	107,525	5,028,944
General Dynamics Corp.	43,450	2,781,235
Honeywell International, Inc.	104,225	5,801,164
Illinois Tool Works, Inc.	60,775	3,412,516
Lockheed Martin Corp.	37,675	3,119,490
Northrop Grumman Corp.	35,475	2,084,156
Raytheon Co.	50,600	2,546,192
The Boeing Co.	96,800	6,738,248
United Technologies Corp.	115,500	8,559,705
Watsco, Inc.	3,726	274,271

		50,361,157

Commercial & Professional Services 0.5%
Waste Management, Inc.	58,575	1,900,173

Consumer Durables & Apparel 1.0%
Hasbro, Inc.	17,050	603,911
Leggett & Platt, Inc.	20,279	421,601
Mattel, Inc.	49,500	1,540,935
Polaris Industries, Inc.	9,625	731,211
Tupperware Brands Corp.	8,259	446,399

		3,744,057

Consumer Services 4.1%
Darden Restaurants, Inc.	18,700	967,351
H&R Block, Inc.	42,900	655,083
McDonald’s Corp.	150,975	13,488,107
Strayer Education, Inc.	1,719	154,452

		15,264,993

Diversified Financials 0.9%
Eaton Vance Corp.	16,905	411,468
Federated Investors, Inc., Class B	14,996	301,270
T. Rowe Price Group, Inc.	36,850	2,122,191
Waddell & Reed Financial, Inc., Class A	12,390	355,717

		3,190,646

Energy 11.0%
Chevron Corp.	155,100	15,247,881
ConocoPhillips	180,675	9,424,008
Exxon Mobil Corp.	201,300	15,828,219
RPC, Inc.	10,557	109,582

		40,609,690

Food & Staples Retailing 6.3%
Sysco Corp.	86,075	2,402,353
Wal-Mart Stores, Inc.	255,475	16,815,365
Walgreen Co.	128,150	3,911,138

		23,128,856

Food, Beverage & Tobacco 16.0%
Altria Group, Inc.	299,200	9,631,248
Campbell Soup Co.	29,150	924,055
ConAgra Foods, Inc.	60,500	1,521,575
Flowers Foods, Inc.	20,086	442,294
General Mills, Inc.	88,275	3,379,167
H.J. Heinz Co.	47,025	2,496,087
Kellogg Co.	35,475	1,730,470
McCormick & Co., Inc., Non Voting Shares	19,250	1,084,930
PepsiCo, Inc.	228,800	15,524,080
Reynolds American, Inc.	49,225	2,059,574
The Coca-Cola Co.	246,400	18,413,472
The Hershey Co.	23,100	1,544,466
Universal Corp.	3,347	151,184

		58,902,602

Health Care Equipment & Services 3.4%
Baxter International, Inc.	83,875	4,245,752
Becton, Dickinson & Co.	29,425	2,151,850
Medtronic, Inc.	155,100	5,713,884
Meridian Bioscience, Inc.	5,839	110,591
Owens & Minor, Inc.	9,166	260,956

		12,483,033

Household & Personal Products 7.6%
Avon Products, Inc.	62,975	1,042,236
Colgate-Palmolive Co.	65,450	6,433,735
Kimberly-Clark Corp.	57,475	4,560,641

 1

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Procter & Gamble Co.	255,200	15,896,408

		27,933,020

Insurance 1.8%
Aflac, Inc.	68,750	2,755,500
Arthur J. Gallagher & Co.	16,500	573,210
Erie Indemnity Co., Class A	3,903	280,509
Mercury General Corp.	3,762	164,023
The Chubb Corp.	40,700	2,933,249

		6,706,491

Materials 4.0%
Air Products & Chemicals, Inc.	29,150	2,304,016
E.I. du Pont de Nemours & Co.	136,400	6,582,664
Greif, Inc., Class A	5,793	253,386
International Paper Co.	59,125	1,726,450
PPG Industries, Inc.	22,550	2,332,572
RPM International, Inc.	19,133	504,346
Sonoco Products Co.	14,420	443,703
Southern Copper Corp.	25,025	711,961

		14,859,098

Media 0.6%
Meredith Corp.	5,202	153,927
The McGraw-Hill Cos., Inc.	42,900	1,861,002

		2,014,929

Pharmaceuticals, Biotechnology & Life Sciences 12.2%
Abbott Laboratories	227,700	14,069,583
Bristol-Myers Squibb Co.	251,350	8,380,009
Eli Lilly & Co.	143,550	5,878,373
Johnson & Johnson	263,450	16,447,183

		44,775,148

Retailing 3.5%
Genuine Parts Co.	22,825	1,437,975
RadioShack Corp.	14,359	66,626
The Cato Corp., Class A	3,965	113,795
The Home Depot, Inc.	225,500	11,126,170

		12,744,566

Semiconductors & Semiconductor Equipment 5.2%
Intel Corp.	635,800	16,429,072
Linear Technology Corp.	31,075	901,796
Maxim Integrated Products, Inc.	43,175	1,086,283
Microchip Technology, Inc.	28,050	870,111

		19,287,262

Software & Services 1.8%
Automatic Data Processing, Inc.	72,050	3,757,407
CA, Inc.	53,350	1,326,815
Paychex, Inc.	47,300	1,417,581

		6,501,803

Technology Hardware & Equipment 0.3%
Harris Corp.	17,050	678,249
Molex, Inc.	21,482	495,590

		1,173,839

Telecommunication Services 1.0%
CenturyLink, Inc.	89,650	3,516,073

Transportation 1.7%
CSX Corp.	153,450	3,205,571
Norfolk Southern Corp.	48,400	3,171,168

		6,376,739

Utilities 3.0%
CenterPoint Energy, Inc.	57,750	1,168,283
Entergy Corp.	25,850	1,668,100
Exelon Corp.	96,250	3,559,325
New Jersey Resources Corp.	5,960	250,201
PPL Corp.	84,425	2,310,712
Questar Corp.	25,761	517,023
WGL Holdings, Inc.	7,357	286,555
Wisconsin Energy Corp.	33,825	1,279,938

		11,040,137

Total Common Stock
(Cost $369,778,837)		366,642,107

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	132,290	132,290

Total Other Investment Company
(Cost $132,290)		132,290

End of Investments

At 05/31/12, the tax basis cost of the fund’s investments was $369,952,920 and the unrealized appreciation and depreciation were $9,415,719 and ($12,594,242), respectively, with a net unrealized depreciation of ($3,178,523).

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these

2

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

 3

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$366,642,107	$—	$—	$366,642,107
Other Investment Company(a)	132,290	—	—	132,290

Total	$366,774,397	$—	$—	$366,774,397

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

REG65852MAY12

4

Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.4%	Common Stock	772,001,215	674,666,077
0.4%	Preferred Stock	2,830,169	2,955,725
0.0%	Rights	—	21,735
0.1%	Other Investment Company	326,124	326,124

98.9%	Total Investments	775,157,508	677,969,661
0.8%	Collateral Invested for Securities on Loan	5,354,209	5,354,209
0.3%	Other Assets and Liabilities, Net		2,488,359

100.0%	Net Assets		685,812,229

	Number	Value
Security	of Shares	($)

Common Stock 98.4% of net assets

Australia 7.3%

Banks 2.1%
Australia & New Zealand Banking Group Ltd.	153,216	3,105,988
Bendigo & Adelaide Bank Ltd.	28,576	202,059
Commonwealth Bank of Australia	93,632	4,486,427
National Australia Bank Ltd.	138,624	3,022,623
Westpac Banking Corp.	180,576	3,553,787

		14,370,884

Capital Goods 0.0%
CSR Ltd.	71,744	114,820
GWA Group Ltd.	53,200	102,429
Leighton Holdings Ltd.	2,736	46,892

		264,141

Commercial & Professional Services 0.1%
Brambles Ltd.	106,096	685,366
Campbell Brothers Ltd.	1,520	85,732
Downer EDI Ltd. *	42,256	134,845

		905,943

Consumer Services 0.1%
Crown Ltd.	41,344	340,062
Echo Entertainment Group Ltd.	82,080	350,299
Flight Centre Ltd.	1,216	21,466
Tatts Group Ltd.	82,384	209,360

		921,187

Diversified Financials 0.2%
ASX Ltd.	13,680	390,902
Challenger Ltd.	28,576	90,913
IOOF Holdings Ltd.	25,840	139,855
Macquarie Group Ltd.	21,280	556,675

		1,178,345

Energy 0.6%
Aquila Resources Ltd. *	9,728	31,138
Caltex Australia Ltd.	1,520	20,125
Energy Resources of Australia Ltd. *	59,280	81,648
New Hope Corp., Ltd.	24,320	98,131
Oil Search Ltd.	94,544	624,497
Origin Energy Ltd.	70,370	879,129
Paladin Energy Ltd. *	33,136	42,104
Santos Ltd.	54,720	636,377
Whitehaven Coal Ltd.	9,424	36,380
Woodside Petroleum Ltd.	37,088	1,157,268
WorleyParsons Ltd.	16,112	401,635

		4,008,432

Food & Staples Retailing 0.6%
Metcash Ltd.	63,536	235,414
Wesfarmers Ltd.	56,848	1,610,080
Wesfarmers Ltd., Price Protected Shares	13,072	385,447
Woolworths Ltd.	69,008	1,769,743

		4,000,684

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	36,480	454,681
Treasury Wine Estates Ltd.	52,137	223,521

		678,202

Health Care Equipment & Services 0.1%
Ansell Ltd.	6,080	83,742
Cochlear Ltd.	3,040	184,939
Ramsay Health Care Ltd.	9,120	190,807
Sonic Healthcare Ltd.	19,152	226,633

		686,121

Insurance 0.3%
AMP Ltd.	173,325	652,292
Insurance Australia Group Ltd.	156,256	504,697
QBE Insurance Group Ltd.	58,672	704,532
Suncorp Group Ltd.	56,240	423,308

		2,284,829

Materials 1.8%
Adelaide Brighton Ltd.	34,352	97,960
Alumina Ltd.	71,136	67,963
Amcor Ltd.	113,392	821,585
Atlas Iron Ltd.	37,392	78,702
BHP Billiton Ltd.	178,752	5,542,975
BlueScope Steel Ltd. *	29,184	9,766
Boral Ltd.	36,176	123,864
DuluxGroup Ltd.	20,976	60,427
Fortescue Metals Group Ltd.	138,928	622,560
Gunns Ltd. *(a)(b)	346,320	53,746
Iluka Resources Ltd.	44,992	584,776
Incitec Pivot Ltd.	117,952	324,917
James Hardie Industries SE CDI	10,640	76,576

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lynas Corp., Ltd. *	80,864	81,179
Newcrest Mining Ltd.	39,520	955,244
Nufarm Ltd.	15,504	74,439
Orica Ltd.	20,976	503,759
OZ Minerals Ltd.	16,624	140,605
Rio Tinto Ltd.	31,616	1,743,665
Sims Metal Management Ltd.	2,736	29,112

		11,993,820

Media 0.0%
Consolidated Media Holdings Ltd.	46,512	146,170

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	36,176	1,321,098

Real Estate 0.6%
CFS Retail Property Trust *	256,576	467,868
Commonwealth Property Office Fund	332,600	324,218
Dexus Property Group	374,832	341,754
Goodman Group	29,184	95,678
GPT Group	129,272	406,255
Lend Lease Group	42,905	305,459
Mirvac Group	196,688	234,656
Stockland	177,840	550,262
Westfield Group	134,976	1,190,063
Westfield Retail Trust	156,256	412,245

		4,328,458

Retailing 0.0%
Harvey Norman Holdings Ltd.	41,040	78,419

Software & Services 0.1%
Computershare Ltd.	38,912	294,016

Telecommunication Services 0.1%
Telstra Corp., Ltd.	223,744	770,423

Transportation 0.2%
Asciano Ltd.	61,408	270,414
Macquarie Atlas Roads Group *	56,544	84,461
QR National Ltd.	41,040	135,741
Sydney Airport	23,650	66,524
Toll Holdings Ltd.	15,200	68,114
Transurban Group	135,584	744,345

		1,369,599

Utilities 0.1%
AGL Energy Ltd.	38,304	564,353
APA Group	21,584	105,096
Envestra Ltd.	93,632	72,201

		741,650

		50,342,421

Austria 0.3%

Banks 0.1%
Erste Group Bank AG *	15,200	262,647
Raiffeisen Bank International AG	3,344	91,728

		354,375

Capital Goods 0.1%
Andritz AG	4,256	225,018
Strabag SE	3,344	73,039

		298,057

Energy 0.1%
OMV AG	10,944	298,103

Insurance 0.0%
Vienna Insurance Group AG	2,736	95,906

Materials 0.0%
Voestalpine AG	11,248	280,933

Real Estate 0.0%
Immofinanz AG *	55,992	159,786

Telecommunication Services 0.0%
Telekom Austria AG	22,496	207,223

		1,694,383

Belgium 0.9%

Banks 0.0%
Dexia S.A. *	175,712	34,761
KBC GROEP N.V.	8,512	130,401

		165,162

Capital Goods 0.0%
NV Bekaert S.A.	6,080	158,772

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	5,472	342,285

Food & Staples Retailing 0.0%
Colruyt S.A.	6,080	244,172
Delhaize Group	1,520	55,292

		299,464

Food, Beverage & Tobacco 0.5%
Anheuser-Busch InBev N.V.	47,424	3,210,398

Insurance 0.0%
Ageas	172,064	272,105

Materials 0.1%
Solvay S.A.	2,128	222,965
Umicore	6,688	317,379

		540,344

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	8,816	413,294

Telecommunication Services 0.1%
Belgacom S.A.	11,856	312,244
Telenet Group Holding N.V.	4,560	186,033

		498,277

		5,900,101

Canada 9.0%

Automobiles & Components 0.1%
Magna International, Inc.	14,000	564,298

Banks 2.4%
Bank of Montreal	30,400	1,620,962
Bank of Nova Scotia	60,800	3,109,264
Canadian Imperial Bank of Commerce	30,400	2,115,204
National Bank of Canada	2,300	163,562
Royal Bank of Canada	91,200	4,538,868
The Toronto-Dominion Bank	60,800	4,641,298

		16,189,158

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.1%
Bombardier, Inc., B Shares	121,600	443,761
Finning International, Inc.	19,600	458,305

		902,066

Diversified Financials 0.1%
CI Financial Corp.	12,600	266,159
IGM Financial, Inc.	5,000	191,881

		458,040

Energy 2.3%
Canadian Natural Resources Ltd.	71,100	2,035,939
Canadian Oil Sands Ltd.	30,400	589,627
Cenovus Energy, Inc.	45,040	1,415,381
Enbridge, Inc.	60,800	2,395,490
EnCana Corp.	51,300	1,022,236
Husky Energy, Inc.	30,400	684,132
Imperial Oil Ltd.	30,400	1,218,289
MEG Energy Corp. *	5,100	169,623
Nexen, Inc.	30,400	475,459
Pacific Rubiales Energy Corp.	15,000	392,305
Penn West Petroleum Ltd.	30,400	404,433
Suncor Energy, Inc.	96,000	2,597,876
Talisman Energy, Inc.	60,800	639,815
TransCanada Corp.	46,900	1,916,661

		15,957,266

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., B Shares	2,500	98,595
Loblaw Cos. Ltd.	2,000	61,093
Shoppers Drug Mart Corp.	19,400	771,842

		931,530

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	12,200	504,113

Insurance 0.6%
Great-West Lifeco, Inc.	30,400	614,281
Manulife Financial Corp.	115,200	1,237,860
Power Corp. of Canada	30,400	672,686
Power Financial Corp.	30,400	742,537
Sun Life Financial, Inc.	30,400	625,727

		3,893,091

Materials 1.7%
Agrium, Inc.	4,500	351,381
Barrick Gold Corp.	68,100	2,668,642
Eldorado Gold Corp.	30,400	336,343
First Quantum Minerals Ltd.	31,700	553,633
Goldcorp, Inc.	55,000	2,001,834
IAMGOLD Corp.	12,100	129,317
Ivanhoe Mines Ltd. *	32,900	309,688
Kinross Gold Corp.	60,800	486,611
Osisko Mining Corp. *	30,400	226,283
Potash Corp. of Saskatchewan, Inc.	56,700	2,239,426
Silver Wheaton Corp.	26,000	665,939
Teck Resources Ltd., Class B	40,400	1,206,774
Yamana Gold, Inc.	30,400	444,935

		11,620,806

Media 0.2%
Shaw Communications, Inc., B Shares	30,400	579,649
Thomson Reuters Corp.	30,400	833,226

		1,412,875

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc. *	18,700	911,169

Real Estate 0.3%
Brookfield Asset Management, Inc., Class A	30,400	969,701
Brookfield Office Properties, Inc.	60,800	1,013,725

		1,983,426

Retailing 0.0%
Canadian Tire Corp. Ltd., Class A	4,600	298,525

Software & Services 0.1%
CGI Group, Inc., A Shares *	30,400	702,916

Technology Hardware & Equipment 0.1%
Research In Motion Ltd. *	31,800	328,500

Telecommunication Services 0.2%
BCE, Inc.	30,400	1,209,778
Rogers Communications, Inc., B Shares	10,900	371,682

		1,581,460

Transportation 0.4%
Canadian National Railway Co.	30,400	2,478,841
Canadian Pacific Railway Ltd.	7,110	522,233

		3,001,074

Utilities 0.1%
Canadian Utilities Ltd., Class A	4,000	258,776
Fortis, Inc.	11,300	358,920
TransAlta Corp.	11,000	178,944

		796,640

		62,036,953

Denmark 1.1%

Banks 0.1%
Danske Bank A/S *	66,408	879,053

Capital Goods 0.0%
FLSmidth & Co. A/S	4,256	223,579
Rockwool International A/S, B Shares	912	78,306
Vestas Wind Systems A/S *	5,472	33,490

		335,375

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	8,208	611,612

Health Care Equipment & Services 0.1%
Coloplast A/S, B Shares	1,824	313,530
William Demant Holding A/S *	1,824	160,256

		473,786

Materials 0.1%
Novozymes A/S, B Shares	13,680	366,721

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, B Shares	32,224	4,286,989

Transportation 0.1%
AP Moller - Maersk A/S, B Shares	70	434,238

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DSV A/S	10,032	194,811

		629,049

		7,582,585

Finland 0.6%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	8,512	318,897

Capital Goods 0.2%
Kone Oyj, B Shares	14,592	814,248
Metso Oyj	1,520	49,579
Wartsila Oyj	14,592	478,120

		1,341,947

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	3,648	91,294

Insurance 0.1%
Sampo Oyj, A Shares	35,568	819,751

Materials 0.1%
Stora Enso Oyj, R Shares	46,816	253,886
UPM-Kymmene Oyj	36,176	370,587

		624,473

Technology Hardware & Equipment 0.1%
Nokia Oyj	233,776	613,947

Utilities 0.1%
Fortum Oyj	27,968	507,650

		4,317,959

France 8.0%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, B Shares	9,536	557,115
Faurecia	1,824	29,860
Peugeot S.A.	4,560	44,970
Renault S.A.	15,504	649,573
Valeo S.A.	1,520	64,247

		1,345,765

Banks 0.5%
BNP Paribas (c)	67,184	2,136,967
Credit Agricole S.A. *	39,824	142,403
Natixis	20,672	48,334
Societe Generale *	53,504	1,062,450

		3,390,154

Capital Goods 1.1%
Alstom S.A.	17,632	512,216
Bouygues S.A.	16,720	403,339
Compagnie de Saint-Gobain	32,832	1,161,833
Eiffage S.A.	1,216	36,761
European Aeronautic Defence & Space Co., N.V.	21,584	722,432
Legrand S.A. (c)	11,552	347,517
Rexel S.A. (c)	6,384	113,508
Safran S.A.	12,464	428,044
Schneider Electric S.A.	32,832	1,748,432
Thales S.A. (c)	4,560	134,810
Vallourec S.A. (c)	7,296	272,438
Vinci S.A.	30,704	1,226,426
Zodiac Aerospace	2,432	237,045

		7,344,801

Commercial & Professional Services 0.2%
Bureau Veritas S.A.	4,560	392,420
Edenred	18,240	481,165
Societe BIC S.A.	2,736	267,251

		1,140,836

Consumer Durables & Apparel 0.7%
Christian Dior S.A.	4,256	555,965
Hermes International	2,432	786,643
LVMH Moet Hennessy Louis Vuitton S.A.	21,280	3,141,612

		4,484,220

Consumer Services 0.2%
Accor S.A.	18,240	540,930
Sodexo	11,552	838,440

		1,379,370

Diversified Financials 0.0%
Eurazeo	2,695	102,883
Wendel	2,128	139,557

		242,440

Energy 0.9%
Compagnie Generale De Geophysique-Veritas *	10,640	230,622
Technip S.A.	6,688	609,536
Total S.A.	130,720	5,619,023

		6,459,181

Food & Staples Retailing 0.1%
Carrefour S.A.	37,696	649,966
Casino Guichard Perrachon S.A.	3,952	331,252

		981,218

Food, Beverage & Tobacco 0.6%
Danone S.A.	37,392	2,399,048
Pernod Ricard S.A.	14,896	1,455,035

		3,854,083

Health Care Equipment & Services 0.2%
bioMerieux	1,216	92,361
Essilor International S.A.	13,984	1,194,429

		1,286,790

Household & Personal Products 0.3%
L’Oreal S.A.	16,416	1,845,454

Insurance 0.3%
AXA S.A.	138,033	1,549,863
CNP Assurances *	10,944	118,402
SCOR SE	10,640	230,885

		1,899,150

Materials 0.4%
Air Liquide S.A.	18,761	2,029,045
Arkema S.A.	3,040	198,841
Eramet	912	88,734
Imerys S.A.	2,432	116,749
Lafarge S.A.	13,680	503,041

		2,936,410

Media 0.2%
Eutelsat Communications	7,600	199,029

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
JC Decaux S.A.	3,344	69,876
Lagardere S.C.A.	7,904	187,151
PagesJaunes Groupe	3,344	7,471
Publicis Groupe	8,208	379,666
SES	20,368	455,201
Societe Television Francaise 1	9,728	71,604

		1,369,998

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	71,744	4,878,933

Real Estate 0.2%
Gecina S.A.	1,520	128,927
Klepierre	5,472	169,485
Unibail-Rodamco SE	5,776	954,136

		1,252,548

Retailing 0.1%
PPR	6,080	864,526

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	20,064	102,185

Software & Services 0.1%
AtoS	3,952	216,103
Cap Gemini S.A.	8,816	297,040
Dassault Systemes S.A.	3,040	276,423

		789,566

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	220,704	343,295
Gemalto N.V.	4,864	309,786

		653,081

Telecommunication Services 0.4%
France Telecom S.A.	114,608	1,439,744
Vivendi	80,417	1,298,576

		2,738,320

Transportation 0.1%
Aeroports de Paris	2,432	176,093
Air France-KLM *	6,384	26,798
Bollore	608	123,327
Groupe Eurotunnel S.A. - Reg’d	25,840	198,728

		524,946

Utilities 0.4%
Electricite de France (c)	20,672	397,840
GDF Suez	103,968	2,053,606
Suez Environnement Co. (c)	24,928	270,742
Veolia Environnement	31,920	364,522

		3,086,710

		54,850,685

Germany 6.3%

Automobiles & Components 0.7%
Bayerische Motoren Werke AG	17,936	1,355,013
Continental AG	4,256	354,418
Daimler AG - Reg’d	62,928	2,912,328
Volkswagen AG	1,520	228,724

		4,850,483

Banks 0.1%
Commerzbank AG *	283,328	467,328

Capital Goods 0.8%
Brenntag AG	608	68,493
GEA Group AG	13,072	332,632
Hochtief AG *	3,952	178,795
MAN SE	9,424	901,656
Siemens AG - Reg’d	50,464	4,149,972

		5,631,548

Consumer Durables & Apparel 0.2%
Adidas AG	14,592	1,085,965
Puma SE	608	183,618

		1,269,583

Diversified Financials 0.3%
Deutsche Bank AG - Reg’d (c)	53,808	1,935,052
Deutsche Boerse AG	13,680	651,467

		2,586,519

Food & Staples Retailing 0.1%
Metro AG	12,160	349,644

Food, Beverage & Tobacco 0.0%
Suedzucker AG	3,648	110,915

Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	12,464	827,423
Fresenius SE & Co. KGaA	7,600	717,932

		1,545,355

Household & Personal Products 0.1%
Beiersdorf AG	4,864	306,599
Henkel AG & Co. KGaA	5,168	283,427

		590,026

Insurance 0.6%
Allianz SE - Reg’d	24,624	2,225,932
Hannover Rueckversicherung AG - Reg’d	3,952	211,364
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	12,464	1,544,964

		3,982,260

Materials 1.0%
BASF SE	53,504	3,729,820
HeidelbergCement AG	12,768	553,808
K+S AG	12,168	485,205
Lanxess AG	4,864	322,295
Linde AG	7,600	1,166,170
Salzgitter AG	3,040	129,792
ThyssenKrupp AG	24,320	401,291

		6,788,381

Media 0.1%
Axel Springer AG	3,648	146,932
Kabel Deutschland Holding AG *	4,560	258,681

		405,613

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	51,680	3,267,833
Merck KGaA	3,952	365,555
QIAGEN N.V. *	14,288	229,398

		3,862,786

Retailing 0.0%
Fielmann AG	912	78,371

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	74,784	590,677

Software & Services 0.5%
SAP AG	56,544	3,244,002
Software AG	2,128	63,042

		3,307,044

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	194,864	1,921,252

Transportation 0.2%
Deutsche Lufthansa AG - Reg’d	13,680	143,470
Deutsche Post AG - Reg’d	53,504	881,185
Fraport AG	2,736	138,328
Hamburger Hafen und Logistik AG	2,736	68,673

		1,231,656

Utilities 0.5%
E.ON AG	122,512	2,238,874
RWE AG	30,096	1,099,062

		3,337,936

		42,907,377

Greece 0.1%

Banks 0.0%
Alpha Bank AE *	38,141	41,500
EFG Eurobank Ergasias S.A. *	37,009	22,880
National Bank of Greece S.A. ADR *	64,804	77,765

		142,145

Consumer Services 0.0%
OPAP S.A. *	3,712	19,736

Energy 0.0%
Hellenic Petroleum S.A.	5,000	29,427

Food, Beverage & Tobacco 0.1%
Coca Cola Hellenic Bottling Co. S.A. ADR *	9,728	165,279

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A.	38,631	62,095

		418,682

Hong Kong 4.2%

Automobiles & Components 0.0%
Geely Automobile Holdings Ltd. (c)	210,000	76,306
Xinyi Glass Holdings Co., Ltd.	156,000	93,871

		170,177

Banks 0.4%
BOC Hong Kong Holdings Ltd.	304,000	836,300
Dah Sing Banking Group Ltd.	256,960	221,504
Hang Seng Bank Ltd.	60,800	785,770
The Bank of East Asia Ltd. (c)	182,400	614,593

		2,458,167

Capital Goods 0.5%
Hopewell Holdings Ltd.	152,000	378,000
Hutchison Whampoa Ltd.	215,000	1,764,691
Jardine Matheson Holdings Ltd.	11,000	532,400
Jardine Strategic Holdings Ltd.	5,000	151,350
Johnson Electric Holdings Ltd.	318,000	192,582
Shun Tak Holdings Ltd. (c)	178,000	63,531

		3,082,554

Consumer Durables & Apparel 0.0%
Anta Sports Products Ltd. (c)	3,000	2,462
Techtronic Industries Co., Ltd.	152,000	189,000
Texwinca Holdings Ltd.	12,000	13,329
Yue Yuen Industrial Holdings Ltd.	40,000	124,986

		329,777

Consumer Services 0.2%
Cafe de Coral Holdings Ltd.	10,000	26,157
China Travel International Investment Hong Kong Ltd.	608,000	113,596
Galaxy Entertainment Group Ltd. *(c)	168,000	414,326
Melco International Development Ltd. *	81,000	67,736
Sands China Ltd.	121,600	415,212
SJM Holdings Ltd.	49,000	87,508
Wynn Macau Ltd.	80,000	194,618

		1,319,153

Diversified Financials 0.2%
First Pacific Co., Ltd.	12,000	12,385
Hong Kong Exchanges & Clearing Ltd.	82,400	1,162,605

		1,174,990

Energy 0.0%
Mongolia Energy Co., Ltd. *	304,000	20,369

Food, Beverage & Tobacco 0.1%
China Huiyuan Juice Group Ltd. (c)	152,000	47,397
China Mengniu Dairy Co., Ltd.	74,000	204,050
Tingyi Cayman Islands Holding Corp.	28,000	66,457
Want Want China Holdings Ltd.	608,000	695,676

		1,013,580

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	99,500	950,018

Insurance 0.3%
AIA Group Ltd.	729,600	2,378,461

Materials 0.1%
China Zhongwang Holdings Ltd. *(c)	121,600	47,475
Fosun International	152,000	81,867
Huabao International Holdings Ltd. (c)	175,000	74,412
Mongolian Mining Corp. *	100,000	67,519
Nine Dragons Paper Holdings Ltd.	62,000	39,145
Shougang Fushan Resources Group Ltd. (c)	140,000	45,820

		356,238

Media 0.0%
Television Broadcasts Ltd.	24,000	157,715

Real Estate 1.1%
Agile Property Holdings Ltd. (c)	30,000	34,597
Cheung Kong (Holdings) Ltd.	102,000	1,173,003
Evergrande Real Estate Group Ltd. (c)	145,000	79,779
Hang Lung Group Ltd.	40,000	233,995
Hang Lung Properties Ltd.	137,000	436,904

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Henderson Land Development Co., Ltd.	45,000	225,265
Hongkong Land Holdings Ltd.	219,000	1,226,400
Hutchison Harbour Ring Ltd.	608,000	50,922
Hysan Development Co., Ltd.	31,000	123,028
Kerry Properties Ltd.	43,000	172,591
Kowloon Development Co., Ltd.	25,000	24,385
New World Development Co., Ltd.	429,000	460,461
Renhe Commercial Holdings Co., Ltd. (c)	608,000	29,770
Sino Land Co., Ltd.	105,000	146,118
Sun Hung Kai Properties Ltd.	120,000	1,356,037
Swire Pacific Ltd., Class A	42,000	452,966
Swire Properties Ltd.	21,000	56,012
The Link REIT	152,000	587,564
The Wharf Holdings Ltd.	93,000	486,519
Wheelock & Co., Ltd.	10,000	29,829

		7,386,145

Retailing 0.3%
Belle International Holdings Ltd.	304,000	486,504
Chow Tai Fook Jewellery Group Ltd. *(c)	30,000	34,790
Esprit Holdings Ltd.	39,600	63,986
Golden Eagle Retail Group Ltd. (c)	20,000	43,707
GOME Electrical Appliances Holdings Ltd. (c)	1,216,000	191,154
L’Occitane International S.A.	15,500	37,667
Li & Fung Ltd.	220,000	403,100
Lifestyle International Holdings Ltd.	152,000	330,995
Parkson Retail Group Ltd.	304,000	300,441

		1,892,344

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd. (c)	30,400	373,691
GCL- Poly Energy Holdings Ltd. (c)	397,000	95,658

		469,349

Software & Services 0.2%
Alibaba.com Ltd. *	65,000	112,397
Tencent Holdings Ltd.	54,900	1,509,585

		1,621,982

Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc.	68,000	215,105
Foxconn International Holdings Ltd. *	97,000	40,496
Kingboard Chemical Holdings Ltd.	47,000	101,136
VTech Holdings Ltd. (c)	10,900	119,381

		476,118

Telecommunication Services 0.0%
PCCW Ltd.	304,000	111,246

Transportation 0.1%
Cathay Pacific Airways Ltd.	62,000	95,706
Hopewell Highway Infrastructure Ltd. (c)	1,759,000	825,008

		920,714

Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	22,000	121,469
CLP Holdings Ltd.	104,500	853,009
ENN Energy Holdings Ltd.	40,000	153,849
Hong Kong & China Gas Co., Ltd.	424,000	997,602
Power Assets Holdings Ltd.	82,500	575,629

		2,701,558

		28,990,655

Ireland 0.2%

Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	7,904	341,123

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	46,208	661,611

Transportation 0.0%
Ryanair Holdings plc *	11,021	55,189

		1,057,923

Israel 0.6%

Banks 0.1%
Bank Hapoalim B.M.	69,312	221,372
Bank Leumi Le-Israel	59,280	149,672
First International Bank of Israel Ltd. *	8,208	81,844
Israel Discount Bank, A Shares *	55,638	60,996

		513,884

Capital Goods 0.0%
Delek Group Ltd.	304	49,871
Elbit Systems Ltd.	912	30,344
Ormat Industries Ltd.	2,128	11,411

		91,626

Energy 0.0%
Avner Oil Exploration LP *	79,040	44,187
Delek Drilling - LP *	14,592	44,473
Isramco Negev 2 LP *	577,600	74,027
Oil Refineries Ltd. *	48,640	25,746
Ratio Oil Exploration 1992 LP *	474,240	35,253

		223,686

Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	1,520	21,051
Strauss Group Ltd. *	1,216	13,029

		34,080

Materials 0.1%
Israel Chemicals Ltd.	31,008	321,426
The Israel Corp., Ltd.	196	110,026

		431,452

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	57,606	2,307,931

Real Estate 0.0%
Azrieli Group	2,432	55,450
Gazit-Globe Ltd.	4,560	45,013

		100,463

Software & Services 0.0%
NICE Systems Ltd. *	3,040	113,769

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	112,480	141,852
Cellcom Israel Ltd.	912	6,429

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Partner Communications Co., Ltd.	3,648	16,430

		164,711

		3,981,602

Italy 1.9%

Automobiles & Components 0.1%
Fiat S.p.A. *	36,784	172,830
Pirelli & C. S.p.A.	29,235	289,723

		462,553

Banks 0.3%
Banca Carige S.p.A.	65,056	52,727
Banca Monte dei Paschi di Siena S.p.A. *	304,000	75,740
Banco Popolare Societa Cooperatira *	91,200	101,206
Intesa Sanpaolo	739,632	917,262
UniCredit S.p.A. *	283,936	869,958
Unione di Banche Italiane S.c.p.A.	42,864	118,718

		2,135,611

Capital Goods 0.1%
Fiat Industrial S.p.A.	53,808	540,896
Finmeccanica S.p.A. *	6,992	23,256

		564,152

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	11,856	383,342

Consumer Services 0.0%
Autogrill S.p.A.	13,984	120,256

Diversified Financials 0.0%
EXOR S.p.A.	5,776	123,195
Mediobanca S.p.A.	35,568	123,930

		247,125

Energy 0.6%
Eni S.p.A.	148,048	2,855,642
Saipem S.p.A.	21,280	826,186
Tenaris S.A.	27,968	445,404

		4,127,232

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	71,440	144,069

Insurance 0.2%
Assicurazioni Generali S.p.A.	100,624	1,022,082

Materials 0.0%
Buzzi Unicem S.p.A.	4,864	40,776

Media 0.0%
Mediaset S.p.A.	50,464	78,370

Telecommunication Services 0.1%
Telecom Italia S.p.A.	763,040	629,760
Telecom Italia S.p.A. - RSP	273,904	187,284

		817,044

Transportation 0.1%
Atlantia S.p.A.	29,389	362,835

Utilities 0.3%
A2A S.p.A.	77,216	47,832
Edison S.p.A. *	30,704	33,541
Enel Green Power S.p.A.	30,704	40,697
Enel S.p.A.	464,512	1,322,144
Snam S.p.A.	103,664	418,621
Terna-Rete Elettrica Nazionale S.p.A.	95,152	318,128

		2,180,963

		12,686,410

Japan 17.4%

Automobiles & Components 2.1%
Bridgestone Corp.	30,400	650,141
Denso Corp.	30,400	918,416
Honda Motor Co., Ltd.	91,200	2,921,564
Isuzu Motors Ltd.	36,000	192,361
Mitsubishi Motors Corp. *	608,000	597,029
NHK Spring Co., Ltd.	5,000	53,051
Nissan Motor Co., Ltd.	152,000	1,469,311
Nok Corp.	30,400	639,286
Sumitomo Rubber Industries Ltd.	30,400	368,297
Suzuki Motor Corp.	30,400	632,695
Toyota Motor Corp.	147,100	5,702,786
Yamaha Motor Co., Ltd.	30,400	302,003

		14,446,940

Banks 1.8%
77 Bank Ltd.	28,000	107,122
Aozora Bank Ltd.	304,000	643,550
Bank of Yokohama Ltd.	30,000	134,668
Fukuoka Financial Group, Inc.	27,000	99,509
Hokuhoku Financial Group, Inc.	304,000	441,956
Mitsubishi UFJ Financial Group, Inc.	851,200	3,690,722
Mizuho Financial Group, Inc.	1,377,700	2,020,474
Resona Holdings, Inc.	152,000	571,829
Sapporo Hokuyo Holdings, Inc.	60,800	175,232
Senshu Ikeda Holdings, Inc.	243,200	322,551
Shinsei Bank Ltd.	314,000	332,360
Shizuoka Bank Ltd.	20,000	195,116
Sumitomo Mitsui Financial Group, Inc.	91,200	2,662,205
Sumitomo Mitsui Trust Holdings, Inc.	241,000	608,532
The Awa Bank Ltd.	5,000	29,522
The Chiba Bank Ltd.	20,000	112,734
The Hokkoku Bank Ltd.	2,000	7,652
The Hyakujushi Bank Ltd.	3,000	10,750
The Joyo Bank Ltd.	37,000	152,879
The Juroku Bank Ltd.	20,000	60,703
The Nanto Bank Ltd.	4,000	16,680
The San-In Godo Bank Ltd.	2,000	12,600
The Shiga Bank Ltd.	8,000	40,809
Yamaguchi Financial Group, Inc.	9,000	72,078

		12,522,233

Capital Goods 2.5%
Chiyoda Corp.	1,000	11,847
COMSYS Holdings Corp.	30,400	322,163
Daikin Industries Ltd.	30,400	783,503
FANUC Corp.	12,090	2,084,509
Hitachi Cable Ltd. *	7,000	15,444
Hoshizaki Electric Co., Ltd.	1,600	39,299
IHI Corp.	304,000	624,166
ITOCHU Corp.	60,800	666,036
JS Group Corp.	30,400	556,710
JTEKT Corp.	30,400	296,188
Kandenko Co., Ltd.	2,000	9,003

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kawasaki Heavy Industries Ltd.	304,000	806,376
Keihan Electric Railway Co., Ltd.	8,000	36,116
Komatsu Ltd.	60,800	1,456,130
Makita Corp.	30,400	1,033,945
Mitsubishi Corp.	91,200	1,785,271
Mitsubishi Electric Corp.	4,000	31,474
Mitsubishi Heavy Industries Ltd.	304,000	1,228,949
Mitsui & Co., Ltd.	91,200	1,283,999
Nippon Sheet Glass Co., Ltd.	45,000	44,188
Sojitz Corp.	152,000	240,362
Sumitomo Corp.	91,200	1,224,684
Sumitomo Electric Industries Ltd.	60,800	705,579
The Japan Steel Works Ltd.	1,000	5,254
THK Co., Ltd.	30,400	575,706
Toda Corp.	10,000	26,653
Toyota Tsusho Corp.	30,400	560,974
Ushio, Inc.	30,400	338,833

		16,793,361

Commercial & Professional Services 0.2%
Secom Co., Ltd.	30,400	1,343,314

Consumer Durables & Apparel 0.6%
Haseko Corp. *	162,000	105,362
NAMCO BANDAI Holdings, Inc.	30,400	369,848
Nikon Corp.	30,400	846,695
Panasonic Corp.	182,400	1,209,564
Sega Sammy Holdings, Inc.	30,400	540,040
Sony Corp.	63,000	843,589
Sumitomo Forestry Co., Ltd.	30,400	252,380
TSI Holdings Co., Ltd.	33,400	181,024

		4,348,502

Consumer Services 0.0%
Benesse Holdings, Inc.	2,000	90,034
Oriental Land Co., Ltd.	1,000	109,035

		199,069

Diversified Financials 0.4%
Acom Co., Ltd.	400	7,769
Credit Saison Co., Ltd.	30,400	581,134
Daiwa Securities Group, Inc.	130,000	411,146
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,080	227,956
Nomura Holdings, Inc.	254,100	839,277
ORIX Corp.	6,080	525,695

		2,592,977

Energy 0.3%
Cosmo Oil Co., Ltd.	30,000	75,751
Idemitsu Kosan Co., Ltd.	1,000	90,544
Inpex Corp.	155	895,428
JX Holdings, Inc.	125,000	634,445
Showa Shell Sekiyu K.K.	30,400	180,272
TonenGeneral Sekiyu K.K.	15,000	136,581

		2,013,021

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	60,800	736,594
Seven & i Holdings Co., Ltd.	60,800	1,829,078

		2,565,672

Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	27,000	364,292
Asahi Group Holdings Ltd.	30,400	649,366
Japan Tobacco, Inc.	304	1,694,166
Kagome Co., Ltd.	30,400	595,866
Kewpie Corp.	30,400	429,550
Kirin Holdings Co., Ltd.	35,000	402,155
Nissin Foods Holdings Co., Ltd.	6,000	218,989
Sapporo Holdings Ltd.	10,000	29,969
Yakult Honsha Co., Ltd.	9,000	313,562

		4,697,915

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	1,900	92,074
M3, Inc.	32	142,218
Medipal Holdings Corp.	14,400	182,537
Miraca Holdings, Inc.	2,100	80,181
Nipro Corp.	12,900	73,865
Olympus Corp.	24,600	394,340
Suzuken Co., Ltd.	2,100	65,291
Terumo Corp.	6,100	219,293

		1,249,799

Household & Personal Products 0.2%
Kao Corp.	30,400	785,829
Kobayashi Pharmaceutical Co., Ltd.	1,300	70,956
Lion Corp.	11,000	60,180
Shiseido Co., Ltd.	14,200	223,281
Unicharm Corp.	4,100	221,431

		1,361,677

Insurance 0.5%
Sony Financial Holdings, Inc.	60,800	871,507
T&D Holdings, Inc.	60,800	579,970
The Dai-ichi Life Insurance Co., Ltd.	445	446,050
Tokio Marine Holdings, Inc.	60,800	1,323,543

		3,221,070

Materials 1.3%
Asahi Kasei Corp.	60,000	324,428
Hitachi Chemical Co., Ltd.	30,400	481,112
JFE Holdings, Inc.	33,500	543,416
JSR Corp.	30,400	525,308
Kobe Steel Ltd.	304,000	364,420
Kuraray Co. Ltd.	30,400	386,906
Mitsubishi Chemical Holdings Corp.	152,000	670,688
Nippon Paper Group, Inc. (c)	4,500	69,266
Nippon Steel Corp.	304,000	682,318
Nissan Chemical Industries Ltd.	11,200	94,696
Nisshin Steel Co., Ltd.	4,000	4,948
Nitto Denko Corp.	20,100	815,125
Shin-Etsu Chemical Co., Ltd.	30,400	1,562,354
Showa Denko K.K.	304,000	604,782
Sumitomo Chemical Co., Ltd.	20,000	62,998
Sumitomo Metal Industries Ltd.	304,000	492,355
Sumitomo Metal Mining Co., Ltd.	22,000	248,294
Sumitomo Osaka Cement Co., Ltd.	37,000	109,469
Taiheiyo Cement Corp.	32,000	64,885
Tokyo Steel Manufacturing Co., Ltd.	30,400	180,272
Toray Industries, Inc.	50,000	334,120

		8,622,160

Media 0.2%
Dentsu, Inc.	30,400	852,123
Hakuhodo DY Holdings, Inc.	6,080	381,090
SKY Perfect JSAT Holdings, Inc.	131	53,543

		1,286,756

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Astellas Pharma, Inc.	30,400	1,194,057
Chugai Pharmaceutical Co., Ltd.	30,400	548,568
Daiichi Sankyo Co., Ltd.	30,400	488,866
Dainippon Sumitomo Pharma Co., Ltd.	30,400	290,761
Eisai Co., Ltd.	30,400	1,238,640
Kissei Pharmaceutical Co., Ltd.	1,700	27,967
Otsuka Holdings Co., Ltd.	30,400	956,021
Shionogi & Co., Ltd.	30,400	383,029
Takeda Pharmaceutical Co., Ltd.	30,400	1,269,655

		6,397,564

Real Estate 0.5%
Aeon Mall Co., Ltd.	7,500	147,198
Daito Trust Construction Co., Ltd.	3,800	334,375
Daiwa House Industry Co., Ltd.	22,000	280,559
Mitsubishi Estate Co., Ltd.	54,000	839,457
Mitsui Fudosan Co., Ltd.	45,000	750,622
Nomura Real Estate Holdings, Inc.	6,500	101,543
NTT Urban Development Corp.	304	219,427
Sumitomo Real Estate Sales Co., Ltd.	3,040	134,525
Sumitomo Realty & Development Co., Ltd.	30,000	630,492
Tokyo Tatemono Co., Ltd.	1,000	3,226
Tokyu Land Corp.	32,000	141,605

		3,583,029

Retailing 0.4%
Aoyama Trading Co., Ltd.	4,100	95,160
Fast Retailing Co., Ltd.	3,000	669,132
Isetan Mitsukoshi Holdings Ltd.	60,800	611,761
J Front Retailing Co., Ltd.	34,000	159,561
Komeri Co., Ltd.	1,000	26,232
Marui Group Co., Ltd.	30,400	214,388
Point, Inc.	3,040	109,249
USS Co., Ltd.	3,040	308,206
Yamada Denki Co., Ltd.	12,160	610,210

		2,803,899

Semiconductors & Semiconductor Equipment 0.1%
Tokyo Electron Ltd.	19,400	875,802
Ulvac, Inc. *	3,000	16,068

		891,870

Software & Services 0.3%
DeNA Co., Ltd.	1,900	39,640
Gree, Inc. (c)	1,700	27,208
KONAMI Corp.	24,500	517,713
Nintendo Co., Ltd.	4,000	465,727
Nomura Research Institute Ltd.	30,400	657,119
NTT Data Corp.	100	287,318
Trend Micro, Inc.	2,800	76,700
Yahoo! Japan Corp.	912	265,290

		2,336,715

Technology Hardware & Equipment 1.6%
Alps Electric Co., Ltd.	30,400	226,018
Brother Industries Ltd.	30,400	333,018
Canon, Inc.	83,100	3,338,201
FUJIFILM Holdings Corp.	30,400	569,503
Fujitsu Ltd.	31,000	135,599
Hamamatsu Photonics K.K.	2,100	73,379
Hitachi Ltd.	304,000	1,740,687
Hoya Corp.	30,400	651,692
Keyence Corp.	2,100	475,088
Konica Minolta Holdings, Inc.	10,000	71,670
Kyocera Corp.	10,500	869,030
Mitsumi Electric Co., Ltd.	1,200	8,095
Murata Manufacturing Co., Ltd.	28,200	1,463,674
NEC Corp.	82,000	118,166
Nippon Electric Glass Co., Ltd.	10,000	62,488
OMRON Corp.	30,400	602,069
Ricoh Co., Ltd.	15,000	109,035
Seiko Epson Corp.	5,200	52,852
Toshiba Corp.	55,000	206,912
Yokogawa Electric Corp.	10,000	84,550

		11,191,726

Telecommunication Services 0.8%
KDDI Corp.	174	1,075,088
Nippon Telegraph & Telephone Corp.	30,400	1,310,362
NTT DoCoMo, Inc.	1,012	1,614,502
SOFTBANK Corp.	44,300	1,384,110

		5,384,062

Transportation 0.9%
All Nippon Airways Co., Ltd. (c)	304,000	829,637
Central Japan Railway Co.	152	1,236,702
East Japan Railway Co.	30,400	1,808,532
Fukuyama Transporting Co., Ltd.	2,000	10,126
Kintetsu Corp.	7,000	24,370
Nishi-Nippon Railroad Co., Ltd.	15,000	59,491
Sotetsu Holdings, Inc.	4,000	12,651
Tobu Railway Co., Ltd.	10,000	48,970
Tokyu Corp.	192,000	852,082
West Japan Railway Co.	30,400	1,192,119

		6,074,680

Utilities 0.5%
Chubu Electric Power Co., Inc.	36,600	559,163
Electric Power Development Co., Ltd.	11,000	284,767
Hokkaido Electric Power Co., Inc.	3,000	37,646
Hokuriku Electric Power Co.	2,000	31,065
Kyushu Electric Power Co., Inc.	30,400	369,848
Osaka Gas Co., Ltd.	92,000	360,186
Shikoku Electric Power Co., Inc.	8,500	199,452
The Chugoku Electric Power Co., Inc.	31,000	489,026
The Kansai Electric Power Co., Inc.	30,400	439,630
The Tokyo Electric Power Co., Inc.	91,200	183,761
Toho Gas Co., Ltd.	22,000	124,568
Tohoku Electric Power Co., Inc.	17,600	161,602
Tokyo Gas Co., Ltd.	100,000	474,399

		3,715,113

		119,643,124

Netherlands 2.1%

Capital Goods 0.2%
Koninklijke (Royal) Philips Electronics N.V.	66,272	1,171,771

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Koninklijke Boskalis Westminster N.V.	2,432	72,530

		1,244,301

Commercial & Professional Services 0.0%
Randstad Holding N.V.	8,816	238,776

Diversified Financials 0.2%
ING Groep N.V. CVA *	209,760	1,211,460

Energy 0.1%
Fugro N.V. CVA	5,168	297,134
SBM Offshore N.V. *	10,032	130,987

		428,121

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	72,960	857,099

Food, Beverage & Tobacco 0.6%
Heineken Holding N.V.	4,560	184,595
Heineken N.V.	16,720	796,858
Unilever N.V. CVA	93,328	2,936,236

		3,917,689

Insurance 0.1%
AEGON N.V.	122,512	515,941

Materials 0.3%
Akzo Nobel N.V.	13,984	638,712
APERAM	912	10,284
ArcelorMittal	76,608	1,058,518
Koninklijke DSM N.V.	11,248	535,094

		2,242,608

Media 0.1%
Reed Elsevier N.V.	42,256	438,252
Wolters Kluwer N.V.	18,240	264,883

		703,135

Real Estate 0.0%
Corio N.V.	4,933	204,574

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	25,840	1,185,340

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	96,672	913,808

Transportation 0.1%
Koninklijke Vopak N.V.	1,520	89,591
PostNL N.V.	19,894	66,956
TNT Express N.V.	27,360	304,463

		461,010

		14,123,862

New Zealand 0.1%

Consumer Services 0.0%
Sky City Entertainment Group Ltd.	66,576	178,090

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	18,848	29,033

Real Estate 0.0%
Kiwi Income Property Trust	155,040	121,739

Telecommunication Services 0.0%
Chorus Ltd. *	28,272	69,254
Telecom Corp. of New Zealand Ltd.	120,992	234,556

		303,810

Transportation 0.1%
Auckland International Airport Ltd.	176,320	341,154

		973,826

Norway 0.8%

Banks 0.1%
DnB A.S.A.	70,528	635,808

Capital Goods 0.1%
Orkla A.S.A.	60,800	411,332

Energy 0.4%
Aker Solutions A.S.A.	6,384	83,977
Kvaerner A.S.A.	15,808	33,106
Seadrill Ltd.	21,280	702,248
Statoil A.S.A.	85,120	1,920,476
Subsea 7 S.A. *	12,464	245,322

		2,985,129

Insurance 0.0%
Storebrand A.S.A. *	23,353	69,692

Materials 0.1%
Norsk Hydro A.S.A.	60,889	252,739
Yara International A.S.A.	15,200	572,234

		824,973

Telecommunication Services 0.1%
Telenor A.S.A. (c)	54,416	795,489

		5,722,423

Portugal 0.2%

Banks 0.0%
Banco Comercial Portugues S.A. - Reg’d *	318,592	40,180
Banco Espirito Santo S.A. - Reg’d *	21,735	12,255

		52,435

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	20,672	246,040

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	20,672	367,168

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	34,656	130,865

Transportation 0.0%
Brisa Auto-Estradas de Portugal S.A. *	8,208	25,879

Utilities 0.1%
EDP - Energias de Portugal S.A.	214,928	446,456

		1,268,843

Republic of Korea 5.1%

Automobiles & Components 0.7%
Halla Climate Control Corp.	250	4,236
Hankook Tire Co., Ltd.	5,820	234,230
Hyundai Mobis	4,316	1,012,948
Hyundai Motor Co.	11,262	2,328,259

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hyundai Wia Corp.	322	47,608
Kia Motors Corp.	21,068	1,431,607

		5,058,888

Banks 0.4%
BS Financial Group, Inc.	4,800	47,177
DGB Financial Group, Inc.	1,200	14,895
Hana Financial Group, Inc.	8,880	279,887
Industrial Bank of Korea	3,300	33,552
KB Financial Group, Inc. ADR	31,940	995,889
Shinhan Financial Group Co., Ltd. ADR	19,712	1,269,847
Woori Finance Holdings Co., Ltd.	7,200	67,104

		2,708,351

Capital Goods 0.6%
CJ Corp.	1,000	68,630
Daelim Industrial Co., Ltd.	1,800	152,052
Daewoo Engineering & Construction Co., Ltd. *	7,000	50,591
Daewoo International Corp.	1,690	41,525
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,930	67,773
Doosan Corp.	1,746	184,918
Doosan Heavy Industries and Construction Co., Ltd.	2,150	98,369
Doosan Infracore Co., Ltd. *	4,610	75,971
GS Engineering & Construction Corp.	2,000	136,412
Hanjin Heavy Industries & Construction Co., Ltd. *	910	11,758
Hyundai Development Co.	4,000	79,814
Hyundai Engineering & Construction Co., Ltd.	4,409	248,421
Hyundai Heavy Industries Co., Ltd.	4,038	913,489
Hyundai Mipo Dockyard Co., Ltd.	620	61,987
KCC Corp.	300	75,238
LG Corp.	4,536	211,379
LS Corp.	1,683	115,931
Samsung C&T Corp.	9,000	518,534
Samsung Engineering Co., Ltd.	2,432	387,389
Samsung Heavy Industries Co., Ltd.	14,240	440,985
Samsung Techwin Co., Ltd.	3,201	202,054
SK Holdings Co., Ltd.	2,020	209,659
STX Corp.	3,200	26,408
STX Offshore & Shipbuilding Co., Ltd.	3,100	28,236

		4,407,523

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	6,330	354,512

Consumer Services 0.0%
Kangwon Land, Inc.	7,430	158,641

Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	20,008	172,914
Hyundai Securities Co., Ltd.	9,000	62,148
Korea Investment Holdings Co., Ltd.	2,650	90,036
Samsung Card Co., Ltd.	2,960	83,263
Samsung Securities Co., Ltd.	3,836	163,808
Woori Investment & Securities Co., Ltd.	5,000	44,906

		617,075

Energy 0.2%
GS Holdings	2,180	102,327
S-Oil Corp.	6,110	479,896
SK Innovation Co., Ltd.	4,815	571,150

		1,153,373

Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	1,147	256,563

Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	500	142,343
KT&G Corp.	3,506	233,486
Lotte Chilsung Beverage Co., Ltd.	55	63,050
Lotte Confectionery Co., Ltd.	50	65,833
NongShim Co., Ltd.	270	48,155
ORION Corp.	264	215,182

		768,049

Household & Personal Products 0.1%
Amorepacific Corp.	203	186,445
AMOREPACIFIC Group	700	181,190
LG Household & Health Care Ltd.	620	306,783

		674,418

Insurance 0.2%
Dongbu Insurance Co., Ltd.	3,650	146,124
Hyundai Marine & Fire Insurance Co., Ltd.	6,000	149,460
Korea Life Insurance Co., Ltd.	20,000	103,198
Samsung Fire & Marine Insurance Co., Ltd.	2,930	522,572
Samsung Life Insurance Co., Ltd.	5,624	465,073

		1,386,427

Materials 0.6%
Cheil Industries, Inc.	2,050	169,002
Dongkuk Steel Mill Co., Ltd.	1,980	27,429
Hanwha Chemical Corp.	5,040	88,181
Hanwha Corp.	4,090	97,550
Honam Petrochemical Corp.	1,026	217,327
Hyosung Corp.	1,350	60,394
Hyundai Steel Co.	2,037	146,184
Korea Zinc Co., Ltd.	611	183,779
Kumho Petro Chemical Co., Ltd.	828	82,432
LG Chem Ltd.	3,595	886,376
OCI Co., Ltd.	1,338	230,700
POSCO ADR	24,232	1,835,089
SKC Co., Ltd.	600	21,224

		4,045,667

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc.	4,633	131,698
Yuhan Corp.	434	42,472

		174,170

Retailing 0.1%
Hyundai Department Store Co., Ltd.	1,016	124,821
Lotte Midopa Co., Ltd.	5,500	64,075
Lotte Shopping Co., Ltd.	582	155,578
Shinsegae Co., Ltd.	352	68,596

		413,070

Semiconductors & Semiconductor Equipment 1.4%
Samsung Electronics Co., Ltd. GDR - Reg’d	17,168	8,772,848

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SK Hynix, Inc. *	33,220	650,186

		9,423,034

Software & Services 0.1%
Daum Communications Corp.	376	32,208
NCsoft Corp.	1,050	213,514
NHN Corp.	3,259	669,610
SK C&C Co. Ltd.	1,000	79,475

		994,807

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd. ADR *	53,200	467,628
Samsung Electro-Mechanics Co., Ltd.	2,664	230,229
Samsung SDI Co., Ltd.	1,000	129,634

		827,491

Telecommunication Services 0.1%
KT Corp. ADR	20,976	244,371
LG Uplus Corp.	12,400	57,049
SK Telecom Co., Ltd. ADR	34,352	382,681

		684,101

Transportation 0.1%
CJ Korea Express Co., Ltd. *	1,164	61,639
Hanjin Shipping Co., Ltd. *	4,500	51,282
Hyundai Glovis Co., Ltd.	500	88,329
Hyundai Merchant Marine Co., Ltd. *	3,567	75,707
Korean Air Lines Co., Ltd. *	2,299	88,045

		365,002

Utilities 0.1%
Korea Electric Power Corp. ADR *	86,336	811,558

		35,282,720

Singapore 1.6%

Banks 0.4%
DBS Group Holdings Ltd.	46,000	471,868
Oversea-Chinese Banking Corp., Ltd.	304,000	1,972,020
United Overseas Bank Ltd.	25,000	343,162

		2,787,050

Capital Goods 0.3%
Cosco Corp. Singapore Ltd. (c)	28,000	22,052
Fraser and Neave Ltd.	39,000	193,676
Keppel Corp., Ltd.	40,000	309,758
Noble Group Ltd.	354,181	306,430
Singapore Technologies Engineering Ltd.	304,000	698,227
Yangzijiang Shipbuilding Holdings Ltd.	351,000	281,889

		1,812,032

Consumer Services 0.1%
Genting Singapore plc	304,000	353,831

Diversified Financials 0.0%
Singapore Exchange Ltd.	8,000	38,425

Food & Staples Retailing 0.0%
Olam International Ltd.	154,772	199,958

Food, Beverage & Tobacco 0.2%
Golden Agri-Resources Ltd.	608,000	306,654
Indofood Agri Resources Ltd.	37,000	35,600
Wilmar International Ltd.	266,000	755,430

		1,097,684

Media 0.0%
Singapore Press Holdings Ltd.	24,000	70,394

Real Estate 0.3%
CapitaCommercial Trust	304,000	290,141
Capitaland Ltd.	304,000	599,154
CapitaMall Trust	304,000	428,136
Keppel Land Ltd.	33,000	73,234
Wing Tai Holdings Ltd.	439,000	439,426
Yanlord Land Group Ltd. *(c)	384,000	305,412

		2,135,503

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	5,000	163,414

Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	23,000	142,417

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	608,000	1,462,502

Transportation 0.1%
ComfortDelGro Corp., Ltd.	304,000	346,755
Hutchison Port Holdings Trust	95,000	67,925
Neptune Orient Lines Ltd. *(c)	304,000	251,220
Singapore Post Ltd.	304,000	240,605

		906,505

		11,169,715

Spain 2.1%

Banks 0.7%
Banco Bilbao Vizcaya Argentaria S.A.	294,272	1,674,450
Banco de Sabadell S.A.	62,006	101,278
Banco Popular Espanol S.A. (c)	73,001	147,127
Banco Santander S.A.	540,512	2,870,418
Bankinter S.A. (c)	20,976	64,009
CaixaBank (c)	81,472	203,285

		5,060,567

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	12,160	201,773
Ferrovial S.A.	30,704	290,425
Fomento de Construcciones y Contratas S.A.	3,040	38,302
Zardoya Otis S.A. (c)	9,166	101,093

		631,593

Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	2,432	70,756

Energy 0.2%
Repsol YPF S.A.	72,656	1,085,213

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	33,440	146,409

Insurance 0.0%
Mapfre S.A.	65,077	126,007

Materials 0.0%
Acerinox S.A.	14,592	144,825

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A. *	14,592	330,986

Retailing 0.2%
Inditex S.A.	15,504	1,280,934

Software & Services 0.0%
Amadeus IT Holding S.A.	10,640	194,904
Indra Sistemas S.A. (c)	9,728	87,204

		282,108

Telecommunication Services 0.4%
Telefonica S.A.	266,912	2,949,419

Transportation 0.1%
Abertis Infraestructuras S.A.	22,800	290,227

Utilities 0.3%
Enagas	13,680	213,632
Gas Natural SDG S.A.	32,528	353,045
Iberdrola S.A.	289,712	1,101,509
Red Electrica Corporacion S.A.	1,520	56,241

		1,724,427

		14,123,471

Sweden 2.5%

Banks 0.5%
Nordea Bank AB	193,952	1,432,473
Skandinaviska Enskilda Banken AB, A Shares	129,808	717,704
Svenska Handelsbanken AB, A Shares	36,176	1,010,030
Swedbank AB, A Shares	41,040	582,512

		3,742,719

Capital Goods 0.8%
AB SKF, B Shares	32,528	641,093
Alfa Laval AB	21,584	355,340
Assa Abloy AB, B Shares	29,184	755,008
Atlas Copco AB, A Shares	44,080	886,959
Atlas Copco AB, B Shares	26,448	473,975
Sandvik AB	56,544	703,806
Scania AB, B Shares	26,144	414,590
Skanska AB, B Shares	26,448	350,661
Volvo AB, B Shares	89,376	1,002,450

		5,583,882

Commercial & Professional Services 0.0%
Securitas AB, B Shares	30,096	219,383

Consumer Durables & Apparel 0.0%
Electrolux AB, Series B	12,160	230,295

Diversified Financials 0.2%
Industrivarden AB, A Shares	17,632	223,710
Investment AB Kinnevik, B Shares	8,512	149,266
Investor AB, B Shares	35,872	625,594
Ratos AB, B Shares	3,040	26,822

		1,025,392

Energy 0.0%
Lundin Petroleum AB *	10,640	187,314

Food, Beverage & Tobacco 0.1%
Swedish Match AB	23,408	885,350

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	2,128	101,939
Getinge AB, B Shares	12,768	316,970

		418,909

Materials 0.1%
Boliden AB	11,552	147,284
Holmen AB, B Shares	9,120	232,929
SSAB AB, A Shares	6,992	53,612
Svenska Cellulosa AB, B Shares	34,960	497,176

		931,001

Media 0.0%
Modern Times Group, B Shares	2,432	97,871

Retailing 0.2%
Hennes & Mauritz AB, B Shares	36,784	1,091,763

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	14,896	263,263
Telefonaktiebolaget LM Ericsson, B Shares	174,496	1,480,773

		1,744,036

Telecommunication Services 0.2%
Tele2 AB, B Shares	27,664	410,539
TeliaSonera AB	140,752	857,195

		1,267,734

		17,425,649

Switzerland 7.2%

Capital Goods 0.6%
ABB Ltd. - Reg’d *	155,952	2,440,988
Geberit AG - Reg’d *	3,648	705,762
Schindler Holding AG	3,648	403,185
Schindler Holding AG - Reg’d	5,168	575,433
Sulzer AG - Reg’d	912	108,680

		4,234,048

Commercial & Professional Services 0.1%
Adecco S.A. - Reg’d *	10,336	400,995
SGS S.A. - Reg’d	304	547,779

		948,774

Consumer Durables & Apparel 0.4%
Compagnie Financiere Richemont S.A., A Shares	30,704	1,748,872
Swatch Group AG	2,128	817,914
Swatch Group AG - Reg’d	5,168	342,761

		2,909,547

Diversified Financials 0.7%
Credit Suisse Group AG - Reg’d *	72,352	1,370,723
GAM Holding Ltd. *	11,552	121,256
Julius Baer Group Ltd. *	16,416	514,568
Pargesa Holding S.A.	1,520	82,980
UBS AG - Reg’d *	245,632	2,767,863

		4,857,390

Energy 0.1%
Transocean Ltd.	19,152	767,262

Food, Beverage & Tobacco 1.7%
Nestle S.A. - Reg’d	210,064	11,900,204

Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg’d	2,736	256,214

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Synthes, Inc. (d)	4,560	744,241

		1,000,455

Insurance 0.5%
Baloise Holding AG - Reg’d	2,736	168,651
Swiss Re AG *	23,104	1,331,437
Zurich Insurance Group AG *	8,512	1,739,628

		3,239,716

Materials 0.6%
Givaudan S.A. - Reg’d *	912	845,131
Holcim Ltd. - Reg’d *	13,072	694,124
Syngenta AG - Reg’d	7,600	2,432,313

		3,971,568

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Actelion Ltd. - Reg’d *	912	34,415
Lonza Group AG - Reg’d *	4,864	172,787
Novartis AG - Reg’d	150,784	7,828,199
Roche Holding AG	40,432	6,307,683

		14,343,084

Telecommunication Services 0.1%
Swisscom AG - Reg’d	1,824	662,215

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	3,040	322,848

		49,157,111

United Kingdom 18.8%

Banks 2.1%
Barclays plc	766,384	2,079,600
HSBC Holdings plc	1,042,720	8,176,981
Lloyds Banking Group plc *	2,644,192	1,032,918
Royal Bank of Scotland Group plc *	1,198,368	368,525
Standard Chartered plc	145,969	2,940,908

		14,598,932

Capital Goods 0.6%
BAE Systems plc	205,200	861,594
Bunzl plc	16,416	258,478
Cobham plc	59,280	203,923
IMI plc	9,120	124,228
Invensys plc	46,816	158,021
Meggitt plc	30,400	176,633
Rolls-Royce Holdings plc *	107,312	1,357,692
Smiths Group plc	18,848	290,099
The Weir Group plc	9,120	216,732
Wolseley plc	19,760	671,533

		4,318,933

Commercial & Professional Services 0.4%
Aggreko plc	16,416	555,362
Capita plc	38,000	361,454
Experian plc	59,888	834,199
G4S plc	86,336	367,026
Hays plc	93,936	104,966
Rentokil Initial plc	135,584	157,139

		2,380,146

Consumer Durables & Apparel 0.1%
Burberry Group plc	30,096	633,226

Consumer Services 0.5%
Carnival plc	17,328	556,344
Compass Group plc	136,800	1,339,135
Intercontinental Hotels Group plc	21,280	499,813
Ladbrokes plc	86,032	224,578
TUI Travel plc	59,888	151,446
Whitbread plc	17,936	514,304
William Hill plc	70,528	293,636

		3,579,256

Diversified Financials 0.2%
3i Group plc	65,360	175,746
Ashmore Group plc	20,976	109,544
Hargreaves Lansdown plc	13,984	103,334
ICAP plc	50,768	265,987
Investec plc	15,200	78,093
London Stock Exchange Group plc	6,080	93,581
Man Group plc	90,896	101,989
Schroders plc	9,424	173,189
Schroders plc, Non-Voting Shares	6,080	91,615

		1,193,078

Energy 3.6%
AMEC plc	20,064	298,315
BG Group plc	206,416	3,947,489
BP plc	1,096,528	6,664,813
Cairn Energy plc *	21,584	94,846
Essar Energy plc *	27,056	56,718
John Wood Group plc	30,704	330,807
Petrofac Ltd.	9,120	217,153
Royal Dutch Shell plc, A Shares	216,752	6,708,977
Royal Dutch Shell plc, B Shares	154,736	4,950,197
Tullow Oil plc	60,192	1,317,406

		24,586,721

Food & Staples Retailing 0.5%
J Sainsbury plc	119,168	528,426
Tesco plc	480,320	2,236,706
William Morrison Supermarkets plc	160,512	682,358

		3,447,490

Food, Beverage & Tobacco 2.5%
Associated British Foods plc	22,496	411,342
British American Tobacco plc	121,600	5,724,310
Diageo plc	152,000	3,619,220
Imperial Tobacco Group plc	60,192	2,169,736
SABMiller plc	72,352	2,667,087
Tate & Lyle plc	33,440	345,873
Unilever plc	79,648	2,502,067

		17,439,635

Health Care Equipment & Services 0.1%
Smith & Nephew plc	51,680	482,032

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	48,640	2,578,326

Insurance 0.7%
Aviva plc	170,544	686,419
Legal & General Group plc	399,760	679,281
Old Mutual plc	313,879	684,080
Prudential plc	178,144	1,859,011
Resolution Ltd.	211,622	628,310
Standard Life plc	129,504	408,021

		4,945,122

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 2.2%
Anglo American plc	84,208	2,554,589
Antofagasta plc	15,808	243,796
BHP Billiton plc	132,544	3,456,868
CRH plc	44,384	753,500
Eurasian Natural Resources Corp.	25,536	166,058
Fresnillo plc	12,464	258,600
Glencore International plc	36,480	191,185
Johnson Matthey plc	12,464	416,676
Kazakhmys plc	19,456	199,139
Lonmin plc	13,376	144,834
Randgold Resources Ltd.	5,168	413,227
Rexam plc	62,928	390,522
Rio Tinto plc	85,728	3,668,163
Vedanta Resources plc	7,296	104,323
Xstrata plc	143,184	2,033,022

		14,994,502

Media 0.5%
Aegis Group plc	45,037	112,574
British Sky Broadcasting Group plc	70,224	743,627
Daily Mail & General Trust plc, A Shares	13,376	78,315
ITV plc	277,856	311,766
Pearson plc	43,168	755,446
Reed Elsevier plc	63,536	467,443
WPP plc	74,176	883,661

		3,352,832

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	89,072	3,589,153
GlaxoSmithKline plc	274,816	6,082,498
Shire plc	31,920	898,091

		10,569,742

Real Estate 0.3%
British Land Co. plc	83,296	619,231
Capital Shopping Centres Group plc	65,664	312,094
Hammerson plc	64,448	413,445
Land Securities Group plc	47,728	520,836
SEGRO plc	59,888	196,521

		2,062,127

Retailing 0.2%
Kingfisher plc	126,464	548,905
Marks & Spencer Group plc	85,728	437,276
Next plc	9,728	453,528

		1,439,709

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	85,424	665,948

Software & Services 0.1%
Logica plc	114,608	195,627
The Sage Group plc	78,128	308,443

		504,070

Telecommunication Services 1.3%
BT Group plc	454,176	1,442,130
Inmarsat plc	26,448	174,920
Vodafone Group plc	2,849,696	7,587,973

		9,205,023

Transportation 0.0%
International Consolidated Airlines Group S.A. *	69,920	149,265

Utilities 0.9%
Centrica plc	293,056	1,395,571
Drax Group plc	22,192	187,009
International Power plc	96,672	616,002
National Grid plc	193,102	1,931,885
Severn Trent plc	13,376	354,314
SSE plc	51,984	1,058,548
United Utilities Group plc	33,440	338,153

		5,881,482

		129,007,597

Total Common Stock
(Cost $772,001,215)		674,666,077

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Porsche Automobil Holding SE	10,640	545,440
Volkswagen AG	10,944	1,746,944

		2,292,384

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	9,120	594,155

		2,886,539

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	2,736	51,793

United Kingdom 0.0%

Capital Goods 0.0%
Rolls-Royce Holdings plc *(a)(b)	11,300,236	17,393

Total Preferred Stock
(Cost $2,830,169)		2,955,725

Rights 0.0% of net assets

Australia 0.0%

Utilities 0.0%
AGL Energy Ltd. *	6,384	21,735

Italy 0.0%

Automobiles & Components 0.0%
Fiat S.p.A., Class A *(a)	36,784	—
Fiat S.p.A., Class B *(a)	36,784	—

		—

Capital Goods 0.0%
Fiat Industrial S.p.A., Class A *(a)	53,808	—

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fiat Industrial S.p.A., Class B *(a)	53,808	—

		—

		—

Total Rights
(Cost $—)		21,735

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	326,124	326,124

Total Other Investment Company
(Cost $326,124)		326,124

End of Investments

Collateral Invested for Securities on Loan 0.8% of net assets

State Street Institutional U.S. Government Money Market Fund	5,354,209	5,354,209

Total Collateral Invested for Securities on Loan
(Cost $5,354,209)		5,354,209

End of Collateral Invested for Securities on Loan

At 05/31/12, the tax basis cost of the fund’s investments was $775,511,987 and the unrealized appreciation and depreciation were $29,588,889 and ($127,131,215), respectively, with a net unrealized depreciation of ($97,542,326).

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $71,139 or 0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $744,241 or 0.1% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$624,323,656	$—	$—	$624,323,656
Australia(a)	38,348,601	—	—	38,348,601
Materials	11,940,074	—	53,746	11,993,820
Preferred Stock(a)	2,938,332	—	—	2,938,332
United Kingdom(a)	—	—	17,393	17,393
Other Investment Company(a)	326,124	—	—	326,124
Rights(a)	21,735	—	—	21,735

Total	$677,898,522	$—	$71,139	$677,969,661

Other Financial Instruments
Collateral Invested for Securities on Loan	$5,354,209	$—	$—	$5,354,209

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock
Australia	$9,160	$—	$599	$43,987	$—	$—	$—	$53,746
Japan	199,871	—	31,463	—	(231,334)	—	—	—
Preferred Stock
United Kingdom	—	—	(856)	18,249	—	—		17,393

Total	$209,031	$—	$31,206	$62,236	($231,334)	$—	$—	$71,139

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

REG54094MAY12

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.5%		Common Stock	165,774,962	145,349,830
0.4%		Other Investment Companies	511,336	540,220
0.4%		Preferred Stock	652,636	633,741
0.0%		Rights	—	612

99.3%		Total Investments	166,938,934	146,524,403
5.1%		Collateral Invested for Securities on Loan	7,484,878	7,484,878
(4	.4)%	Other Assets and Liabilities, Net		(6,409,600)

100.0%		Net Assets		147,599,681

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Australia 7.2%

Capital Goods 0.8%
Ausdrill Ltd.	16,000	51,213
Boart Longyear Ltd.	61,952	191,688
Bradken Ltd.	22,713	132,623
Cardno Ltd.	6,400	45,937
Emeco Holdings Ltd.	56,740	52,834
Macmahon Holdings Ltd.	206,517	129,201
Monadelphous Group Ltd.	9,565	199,282
NRW Holdings Ltd.	47,744	154,673
Seven Group Holdings Ltd.	5,504	44,898
UGL Ltd.	17,742	207,883

		1,210,232

Commercial & Professional Services 0.5%
Cabcharge Australia Ltd.	27,104	166,675
Mineral Resources Ltd.	6,400	62,201
SAI Global Ltd.	37,841	171,040
Seek Ltd.	35,848	238,180
Transfield Services Ltd.	72,793	139,093

		777,189

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	15,488	28,843
G.U.D. Holdings Ltd. (c)	19,018	151,077

		179,920

Consumer Services 0.3%
Invocare Ltd.	36,169	287,323
Navitas Ltd. (c)	34,165	129,239

		416,562

Diversified Financials 0.1%
FlexiGroup Ltd.	47,835	105,322

Energy 0.6%
Aurora Oil & Gas Ltd. *	73,088	242,449
AWE Ltd. *	83,941	139,633
Beach Energy Ltd.	73,744	78,681
Coalspur Mines Ltd. *(c)	65,600	70,628
Dart Energy Ltd. *(c)	74,865	15,249
Drillsearch Energy Ltd. *(c)	35,904	44,228
Karoon Gas Australia Ltd. *	36,800	172,760
Linc Energy Ltd. *	121,344	97,100
Senex Energy Ltd. *	76,800	67,788

		928,516

Food, Beverage & Tobacco 0.3%
Australian Agricultural Co., Ltd. *	34,165	38,109
GrainCorp Ltd.	44,183	402,411

		440,520

Health Care Equipment & Services 0.2%
Primary Health Care Ltd.	95,670	259,826
Sigma Pharmaceuticals Ltd.	160,320	94,857

		354,683

Materials 1.6%
Ampella Mining Ltd. *(c)	27,335	20,415
Bathurst Resources Ltd. *(c)	89,614	40,418
Beadell Resources Ltd. *(c)	48,823	28,887
Coal of Africa Ltd. *(c)	97,013	47,990
CuDeco Ltd. *	15,168	49,139
Discovery Metals Ltd. *	48,000	62,387
Evolution Mining Ltd. *	28,800	45,254
Gindalbie Metals Ltd. *	152,626	70,319
Gryphon Minerals Ltd. *(c)	47,835	31,318
Independence Group NL	31,725	110,470
Integra Mining Ltd. *	145,385	65,573
Intrepid Mines Ltd. *(c)	60,597	32,327
Kingsgate Consolidated Ltd. (c)	23,915	121,549
Medusa Mining Ltd. (c)	32,548	165,742
Mineral Deposits Ltd. *	5,312	25,350
Mirabela Nickel Ltd. *(c)	102,505	30,822
Mount Gibson Iron Ltd.	149,013	140,199
PanAust Ltd. *	80,704	223,878
Perseus Mining Ltd. *	85,214	214,899
Regis Resources Ltd. *	52,610	197,482
Resolute Mining Ltd. *	95,680	140,599
Sandfire Resources NL *(c)	15,189	110,494
Silver Lake Resources Ltd. *	11,776	31,754
St. Barbara Ltd. *	54,697	106,637
Sundance Resources Ltd. *	489,280	199,322

		2,313,224

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Acrux Ltd. *	19,200	80,824
Mesoblast Ltd. *(c)	41,024	265,408
Pharmaxis Ltd. *(c)	44,800	50,189

		396,421

Real Estate 0.9%
Abacus Property Group	70,059	132,510

 1

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Aspen Group (c)	64,000	27,935
BWP Trust	116,664	209,909
Centro Retail Australia *	134,529	247,924
Challenger Diversified Property Group	102,505	54,186
Charter Hall Group	47,835	104,394
Charter Hall Retail REIT	65,888	209,618
FKP Property Group	199,650	93,920
Investa Office Fund	122,081	318,530

		1,398,926

Retailing 0.6%
Automotive Holdings Group Ltd.	54,625	137,757
David Jones Ltd. (c)	71,488	153,241
JB Hi-Fi Ltd. (c)	11,095	98,684
Myer Holdings Ltd. (c)	82,005	153,116
Pacific Brands Ltd.	181,376	97,639
Super Retail Group Ltd.	16,000	110,186
Wotif.com Holdings Ltd. (c)	18,797	75,299

		825,922

Semiconductors & Semiconductor Equipment 0.0%
Silex Systems Ltd. *	15,552	54,456

Software & Services 0.2%
carsales.com Ltd. (c)	15,937	86,411
Iress Ltd.	29,760	175,215

		261,626

Telecommunication Services 0.1%
TPG Telecom Ltd. (c)	62,600	108,080

Transportation 0.2%
Australian Infrastructure Fund	64,000	145,881
Virgin Australia Holdings Ltd. *	424,000	174,785
Virgin Australia International Holdings Ltd. *(a)(b)	424,000	2,056

		322,722

Utilities 0.4%
DUET Group	64,000	120,429
Energy World Corp. Ltd. *	214,784	89,582
Hastings Diversified Utilities Fund	38,400	89,018
Infigen Energy *(c)	133,696	27,881
Spark Infrastructure Group	164,010	244,190

		571,100

		10,665,421

Austria 0.7%

Capital Goods 0.2%
Semperit AG Holding (c)	2,680	95,766
Wienerberger AG	17,792	159,778

		255,544

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	1,637	133,588

Materials 0.0%
Mayr Melnhof Karton AG	680	61,377

Real Estate 0.3%
Atrium European Real Estate Ltd.	27,555	122,653
CA Immobilien Anlagen AG *	15,246	143,041
Conwert Immobilien Invest SE *(c)	14,723	154,736
S IMMO AG *	6,400	32,722

		453,152

Transportation 0.1%
Oesterreichische Post AG	4,583	151,526

		1,055,187

Belgium 1.1%

Consumer Durables & Apparel 0.0%
Van de Velde N.V.	832	36,571

Diversified Financials 0.4%
Ackermans & van Haaren N.V. (c)	3,695	286,365
RHJ International *	21,067	100,547
Sofina S.A.	2,594	187,213

		574,125

Materials 0.2%
Nyrstar *	26,541	158,307
Tessenderlo Chemie N.V. (c)	4,511	116,517

		274,824

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ThromboGenics N.V. *	2,560	73,214

Real Estate 0.2%
Befimmo S.C.A. Sicafi	2,325	131,750
Cofinimmo	1,664	173,731

		305,481

Retailing 0.1%
S.A. D’Ieteren N.V. (c)	4,480	169,613

Technology Hardware & Equipment 0.1%
Barco N.V.	1,088	60,106
EVS Broadcast Equipment S.A. (c)	2,702	129,994

		190,100

		1,623,928

Canada 21.1%

Automobiles & Components 0.1%
Linamar Corp.	7,200	148,616

Banks 0.4%
Canadian Western Bank	7,200	184,970
Genworth MI Canada, Inc.	7,200	128,944
Home Capital Group, Inc.	7,200	302,375

		616,289

Capital Goods 0.8%
Aecon Group, Inc.	7,200	82,649
ATS Automation Tooling Systems, Inc. *	14,400	114,972
CAE, Inc.	38,400	372,582
Russel Metals, Inc. (c)	7,200	176,907
Superior Plus Corp.	12,800	84,649
Toromont Industries Ltd.	8,500	175,203
Westport Innovations, Inc. *(c)	6,400	157,621

		1,164,583

Commercial & Professional Services 0.6%
Progressive Waste Solutions Ltd.	14,000	273,702
Ritchie Bros. Auctioneers, Inc.	14,400	283,190
Stantec, Inc.	7,200	216,806

2

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Transcontinental, Inc., Class A	7,200	66,731

		840,429

Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	6,400	160,896
Gildan Activewear, Inc.	12,800	300,413

		461,309

Diversified Financials 0.8%
AGF Management Ltd., Class B	7,200	81,120
Canaccord Financial, Inc.	7,200	41,012
Dundee Corp., Class A *	7,200	151,118
GMP Capital, Inc.	6,400	35,713
Onex Corp.	15,700	577,799
TMX Group, Inc.	7,200	320,100

		1,206,862

Energy 5.7%
Advantage Oil & Gas Ltd. *	21,600	59,849
AltaGas Ltd.	12,800	355,899
Athabasca Oil Corp. *	54,000	557,308
Bankers Petroleum Ltd. *	34,000	67,619
Baytex Energy Corp.	12,800	559,676
Birchcliff Energy Ltd. *	12,800	76,494
BlackPearl Resources, Inc. *	38,400	142,359
Bonavista Energy Corp.	12,800	218,853
Calfrac Well Services Ltd.	7,200	159,251
Celtic Exploration Ltd. *	15,500	185,557
Crew Energy, Inc. *	7,200	40,456
Denison Mines Corp. *	64,000	95,771
Enerflex Ltd.	7,200	74,030
Enerplus Corp. (c)	19,200	265,627
Ensign Energy Services, Inc.	14,400	182,815
Gibson Energy, Inc.	6,400	130,002
Keyera Corp.	6,400	259,818
Legacy Oil & Gas, Inc. *	14,000	99,208
Mullen Group Ltd.	7,200	148,477
NAL Energy Corp.	6,400	38,926
Nuvista Energy Ltd. *	14,400	47,268
Paramount Resources Ltd., A Shares *	7,200	188,515
Pason Systems, Inc.	7,200	104,615
Pembina Pipeline Corp.	32,060	861,392
Pengrowth Energy Corp. (c)	32,000	227,380
PetroBakken Energy Ltd., A Shares (c)	6,800	75,038
Petrobank Energy & Resources Ltd. *	9,600	99,911
Petrominerales Ltd.	12,800	170,535
Peyto Exploration & Development Corp.	12,800	215,269
Precision Drilling Corp. *	32,000	249,006
Progress Energy Resources Corp.	35,800	386,756
Savanna Energy Services Corp.	14,400	110,523
ShawCor Ltd., Class A	7,200	235,644
SouthGobi Resources Ltd. *	12,800	65,125
Tourmaline Oil Corp. *	12,800	293,493
Trican Well Service Ltd.	21,000	248,156
Trilogy Energy Corp. (c)	8,000	196,795
Trinidad Drilling Ltd.	19,200	105,657
Uranium One, Inc. *	70,400	162,441
Veresen, Inc.	19,200	240,602
Vermilion Energy, Inc.	9,600	402,981

		8,405,097

Food & Staples Retailing 0.8%
Empire Co., Ltd., A Shares	6,400	340,575
Metro, Inc., A Shares	12,800	630,361
The Jean Coutu Group, Inc., A Shares	14,400	216,320

		1,187,256

Food, Beverage & Tobacco 0.6%
Cott Corp. *	14,400	109,133
Maple Leaf Foods, Inc.	14,400	161,267
Viterra, Inc.	42,600	658,042

		928,442

Health Care Equipment & Services 0.4%
SXC Health Solutions Corp. *	6,400	586,368

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc. (c)	7,200	175,516

Materials 4.9%
Alacer Gold Corp. *	32,000	177,640
Alamos Gold, Inc.	15,000	270,516
AuRico Gold, Inc. *	35,827	266,333
Aurizon Mines Ltd. *	21,600	104,059
Avion Gold Corp. *	32,000	15,756
B2Gold Corp. *	25,600	76,864
Banro Corp. *	12,800	53,138
Canfor Corp. *	14,400	155,150
Capstone Mining Corp. *	28,800	65,341
CCL Industries, Inc., Class B	7,200	257,053
Centerra Gold, Inc.	19,200	200,008
CGA Mining Ltd. *	32,000	50,357
China Gold International Resources Corp. Ltd. *	21,000	68,121
Detour Gold Corp. *	12,800	261,858
Dundee Precious Metals, Inc. *	14,000	85,152
Endeavour Silver Corp. *	6,400	55,918
First Majestic Silver Corp. *	12,800	177,208
Franco-Nevada Corp.	15,800	662,477
Gabriel Resources Ltd. *	21,600	39,204
Harry Winston Diamond Corp. *	7,200	89,114
HudBay Minerals, Inc.	22,700	166,338
Imperial Metals Corp. *	14,000	152,867
Inmet Mining Corp. (c)	7,900	331,010
Katanga Mining Ltd. *	64,000	61,170
Kirkland Lake Gold, Inc. *	6,800	70,245
Lundin Mining Corp. *	57,600	225,773
Major Drilling Group International, Inc.	13,600	157,559
Methanex Corp.	14,400	401,498
Neo Material Technologies, Inc. *	6,400	63,580
Nevsun Resources Ltd.	12,800	45,970
New Gold, Inc. *	51,200	451,299
NovaCopper, Inc. *	5,333	12,357
NovaGold Resources, Inc. *	32,000	182,584
OceanaGold Corp. *	27,200	48,581
Pan American Silver Corp.	19,360	324,287
Pretium Resources, Inc. *	6,400	83,414
Rubicon Minerals Corp. *	32,000	88,048
Seabridge Gold, Inc. *	6,400	98,923
SEMAFO, Inc.	34,400	174,358
Sherritt International Corp.	30,100	147,914
Silver Standard Resources, Inc. *	7,200	79,174
Silvercorp Metals, Inc.	21,000	127,727
Sino-Forest Corp. *(a)(b)	17,700	—

 3

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tahoe Resources, Inc. *	12,800	207,360
Taseko Mines Ltd. *	21,600	56,513
Thompson Creek Metals Co., Inc. *	14,400	49,492
West Fraser Timber Co., Ltd.	6,400	289,724

		7,229,032

Media 1.2%
Aimia, Inc.	25,600	326,982
Astral Media, Inc., A Shares	7,200	337,200
Cineplex, Inc.	6,400	182,089
Cogeco Cable, Inc.	6,400	284,472
Corus Entertainment, Inc.	6,400	145,202
Imax Corp. *	6,800	144,232
Quebecor, Inc., Class B	6,800	247,828
Torstar Corp.	6,800	62,827

		1,730,832

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Nordion, Inc.	14,400	128,457

Real Estate 2.2%
Allied Properties Real Estate Investment Trust	7,200	199,707
Artis Real Estate Investment Trust	12,800	192,531
Boardwalk Real Estate Investment Trust	7,200	407,824
Calloway Real Estate Investment Trust	7,200	200,888
Canadian Apartment Properties Real Estate Investment Trust	7,200	167,175
Canadian Real Estate Investment Trust	7,200	273,528
Chartwell Seniors Housing Real Estate Investment Trust	25,600	239,243
Cominar Real Estate Investment Trust	7,200	164,742
Dundee Real Estate Investment Trust	7,200	250,380
Extendicare Real Estate Investment Trust	14,400	111,497
First Capital Realty, Inc.	14,400	251,910
H&R Real Estate Investment Trust (c)	21,000	486,580
InnVest Real Estate Investment Trust	19,200	87,121
Morguard Real Estate Investment Trust	7,200	115,042
Primaris Retail Real Estate Investment Trust	7,200	158,903

		3,307,071

Retailing 0.4%
Dollarama, Inc.	7,000	386,494
Reitmans (Canada) Ltd., Class A	6,800	91,910
RONA, Inc.	12,800	120,239

		598,643

Software & Services 0.4%
MacDonald, Dettwiler & Associates Ltd.	6,400	271,929
Open Text Corp. *	6,400	308,631

		580,560

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	15,000	108,756

Telecommunication Services 0.2%
Manitoba Telecom Services, Inc.	6,400	208,349

Transportation 0.1%
TransForce, Inc.	7,200	126,094

Utilities 0.9%
ATCO Ltd., Class I	7,000	482,458
Atlantic Power Corp. *(c)	12,800	170,411
Emera, Inc.	14,000	446,708
Innergex Renewable Energy, Inc.	6,400	67,658
Just Energy Group, Inc.	6,400	67,782
Northland Power, Inc.	6,400	110,106

		1,345,123

		31,083,684

Denmark 0.9%

Banks 0.2%
Jyske Bank A/S *	8,451	219,375
Sydbank A/S *	10,981	179,801

		399,176

Capital Goods 0.1%
NKT Holding A/S (c)	2,934	102,233

Consumer Durables & Apparel 0.0%
Pandora A/S (c)	5,056	51,321

Health Care Equipment & Services 0.2%
GN Store Nord A/S	24,000	280,950

Insurance 0.2%
Topdanmark A/S *	1,600	258,253

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	1,718	109,205

Software & Services 0.1%
SimCorp A/S	680	106,137

		1,307,275

Finland 1.9%

Capital Goods 0.6%
Cargotec Oyj, B Shares	5,312	136,943
Cramo Oyj (c)	6,034	68,788
Konecranes Oyj (c)	6,037	144,139
Outotec Oyj	5,120	201,187
Ramirent Oyj	12,674	89,167
Uponor Oyj	6,400	64,295
YIT Oyj	14,028	226,351

		930,870

Commercial & Professional Services 0.0%
Lassila & Tikanoja Oyj *	6,402	72,350

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	15,320	176,543

Diversified Financials 0.1%
Pohjola Bank plc, A Shares	20,774	216,148

Materials 0.4%
Huhtamaki Oyj	14,795	204,519
Kemira Oyj (c)	12,800	133,180
M-real Oyj, B Shares *	39,269	88,369
Tikkurila Oyj	6,400	106,434

		532,502

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	8,057	140,166

4

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.2%
Citycon Oyj	35,281	97,280
Sponda Oyj	36,404	131,884

		229,164

Retailing 0.1%
Stockmann Oyj Abp, B Shares	5,058	88,181

Software & Services 0.1%
Tieto Oyj	10,476	159,193

Telecommunication Services 0.2%
Elisa Oyj	13,210	258,723

		2,803,840

France 2.8%

Capital Goods 0.2%
Mersen	2,240	56,376
Nexans S.A.	3,916	151,795
Saft Groupe S.A.	3,297	75,213

		283,384

Commercial & Professional Services 0.1%
Teleperformance	8,355	199,689

Consumer Durables & Apparel 0.1%
Beneteau (c)	6,474	69,874
Nexity	4,060	85,465

		155,339

Energy 0.3%
Bourbon S.A. (c)	7,488	174,431
Etablissements Maurel et Prom	13,201	176,608
Maurel & Prom Nigeria *	16,083	35,795

		386,834

Food & Staples Retailing 0.1%
Rallye S.A.	3,844	109,531

Food, Beverage & Tobacco 0.2%
Remy Cointreau S.A.	3,081	305,865

Health Care Equipment & Services 0.1%
Medica S.A. *	9,046	137,910

Materials 0.1%
S.A. des Ciments Vicat	3,831	197,976

Media 0.5%
Havas S.A. *(c)	67,075	330,993
Ipsos	4,204	130,497
Metropole Television S.A.	11,834	143,000
Societe d’Edition de Canal +	17,295	87,890

		692,380

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Virbac S.A.	952	151,787

Real Estate 0.2%
Mercialys	3,959	71,811
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,637	159,234

		231,045

Retailing 0.2%
CFAO	6,272	266,307

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *(c)	10,769	34,806

Software & Services 0.3%
Alten	4,967	133,392
Altran Technologies S.A. *	22,862	107,870
Groupe Steria SCA (c)	4,132	64,782
UbiSoft Entertainment S.A. *	17,309	115,890

		421,934

Technology Hardware & Equipment 0.2%
Ingenico	4,160	175,861
Neopost S.A.	3,595	186,691

		362,552

Utilities 0.1%
Rubis	4,508	216,575

		4,153,914

Germany 3.9%

Automobiles & Components 0.2%
ElringKlinger AG	6,848	164,306
Leoni AG	4,480	183,157

		347,463

Banks 0.0%
Aareal Bank AG *	1,664	24,679

Capital Goods 1.1%
Bauer AG (c)	2,630	56,225
BayWa AG (c)	1,920	64,454
Deutz AG *	20,203	105,166
Gildemeister AG	9,497	156,939
Krones AG	2,730	132,725
KSB AG	136	67,431
KUKA AG *	4,601	100,694
MTU Aero Engines Holding AG	4,727	346,123
Pfeiffer Vacuum Technology AG	1,574	160,948
Rational AG	612	142,261
Rheinmetall AG	1,718	70,885
SGL Carbon SE (c)	4,800	180,927
Vossloh AG	1,152	95,776

		1,680,554

Consumer Durables & Apparel 0.1%
Gerry Weber International AG *(c)	3,494	133,839

Health Care Equipment & Services 0.2%
Rhoen Klinikum AG	8,451	230,145

Materials 0.6%
Aurubis AG	6,150	280,518
Fuchs Petrolub AG	5,941	283,362
Symrise AG	12,962	364,050

		927,930

Media 0.1%
Sky Deutschland AG *	64,704	181,928

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
MorphoSys AG *	5,711	120,397
Stada Arzneimittel AG (c)	8,731	248,241

		368,638

Real Estate 0.5%
Alstria Office REIT-AG	8,609	83,805
Deutsche Euroshop AG	6,037	222,776
Deutsche Wohnen AG	13,581	209,903
DIC Asset AG	6,400	50,906

 5

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GAGFAH S.A. *	12,674	113,864

		681,254

Retailing 0.1%
Douglas Holding AG	4,537	173,791

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE (c)	12,751	186,117
Dialog Semiconductor plc *	8,628	166,689

		352,806

Software & Services 0.2%
Wirecard AG	11,618	210,017

Technology Hardware & Equipment 0.1%
Wincor Nixdorf AG	4,089	143,763

Telecommunication Services 0.2%
Freenet AG	19,660	270,190

		5,726,997

Greece 0.3%

Banks 0.1%
Bank of Cyprus plc *	143,519	48,800
Marfin Popular Bank PCL *	273,788	28,436
Piraeus Bank S.A. *	138,078	35,511

		112,747

Capital Goods 0.0%
Ellaktor S.A.	14,335	11,946

Diversified Financials 0.0%
Marfin Investment Group S.A. *	76,800	21,746

Energy 0.1%
Motor Oil (Hellas) Corinth Refineries S.A. *	11,800	67,115

Materials 0.1%
Titan Cement Co. S.A.	8,550	114,914

Retailing 0.0%
JUMBO S.A. *	15,000	46,923

		375,391

Hong Kong 4.6%

Automobiles & Components 0.1%
Minth Group Ltd.	144,000	169,590

Capital Goods 0.2%
China Automation Group Ltd. (c)	158,000	42,142
China Liansu Group Holdings Ltd.	64,000	33,563
China Singyes Solar Technologies Holdings Ltd.	76,800	34,141
EVA Precision Industrial Holdings Ltd.	272,000	30,492
Haitian International Holdings Ltd.	68,000	70,709
International Mining Machinery Holdings Ltd. *(a)(b)	65,000	71,023
Lonking Holdings Ltd. (c)	128,000	39,748
Singamas Container Holdings Ltd.	128,000	33,811

		355,629

Consumer Durables & Apparel 0.6%
Daphne International Holdings Ltd.	145,000	156,941
Haier Electronics Group Co., Ltd. *	68,000	80,172
Ports Design Ltd.	72,000	70,972
Samsonite International S.A. *	76,800	139,531
Skyworth Digital Holdings Ltd. (c)	328,000	147,499
Stella International Holdings Ltd.	72,000	183,320
Trinity Ltd.	162,000	128,584
YGM Trading Ltd.	16,000	35,048

		942,067

Consumer Services 0.1%
Ajisen China Holdings Ltd. (c)	204,000	167,966

Diversified Financials 0.1%
Value Partners Group Ltd. (c)	128,000	64,983

Energy 0.1%
Sino Oil & Gas Holdings Ltd. *(c)	4,160,000	106,669
United Energy Group Ltd. *(c)	256,000	37,934

		144,603

Food, Beverage & Tobacco 0.2%
C.P. Pokphand Co., Ltd. (c)	1,254,000	163,196
Global Bio-Chem Technology Group Co., Ltd. (c)	256,000	43,871
Uni-President China Holdings Ltd.	128,000	113,637

		320,704

Household & Personal Products 0.1%
Real Nutriceutical Group Ltd. (c)	128,000	34,470
Vinda International Holdings Ltd. (c)	64,000	104,566

		139,036

Materials 0.8%
China Lumena New Materials Corp. (c)	256,000	46,180
China Precious Metal Resources Holdings Co., Ltd. *(c)	256,000	45,191
China Shanshui Cement Group	288,000	228,594
China Vanadium Titano - Magnetite Mining Co., Ltd. (c)	192,000	33,151
Dongyue Group (c)	192,000	125,430
Fufeng Group Ltd.	144,000	52,881
G-Resources Group Ltd. *	4,080,000	218,172
North Mining Shares Co., Ltd. *	1,280,000	47,005
Samling Global Ltd. (c)	976,000	94,320
West China Cement Ltd.	640,000	145,963
Yingde Gases (c)	96,000	89,433

		1,126,320

Media 0.1%
Phoenix Satellite Television Holdings Ltd.	128,000	35,295
VODone Ltd. (c)	704,000	69,848

		105,143

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
China Medical System Holdings Ltd. (c)	288,600	122,716
China Shineway Pharmaceutical Group Ltd. (c)	64,000	97,639
Sino Biopharmaceutical Ltd.	288,000	87,949

		308,304

Real Estate 0.2%
C C Land Holdings Ltd.	256,000	59,375
Glorious Property Holdings Ltd. *(c)	384,000	51,953
Kaisa Group Holdings Ltd. *	256,000	46,840
Lai Sun Development Co., Ltd. *	2,432,000	35,411

6

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yuexiu Real Estate Investment Trust (c)	256,000	112,812

		306,391

Retailing 0.7%
China ZhengTong Auto Services Holdings Ltd. *(c)	96,000	60,612
Chow Sang Sang Holdings International Ltd. (c)	26,000	54,272
Emperor Watch & Jewellery Ltd. (c)	830,000	97,322
Giordano International Ltd.	128,000	93,681
Hengdeli Holdings Ltd. (c)	288,000	84,238
Intime Department Store Group Co., Ltd.	96,000	100,566
Luk Fook Holdings International Ltd. (c)	80,000	165,961
New World Department Store China Ltd.	128,000	71,910
PCD Stores Group Ltd.	512,000	52,118
SA SA International Holdings Ltd. (c)	256,000	146,128
Silver Base Group Holdings Ltd. (c)	192,000	90,794

		1,017,602

Semiconductors & Semiconductor Equipment 0.1%
Apollo Solar Energy Technology Holdings Ltd. *	2,560,000	68,281
Varitronix International Ltd.	64,000	26,801

		95,082

Software & Services 0.1%
Chinasoft International Ltd. *	200,000	52,056
Hi Sun Technology China Ltd. *	279,000	32,714
Kingdee International Software Group Co., Ltd. *(c)	256,000	42,222
Kingsoft Corp., Ltd.	128,000	59,210

		186,202

Technology Hardware & Equipment 0.4%
Anxin-China Holdings Ltd.	512,000	97,639
China Wireless Technologies Ltd.	512,000	80,486
Comba Telecom Systems Holdings Ltd. (c)	64,000	28,945
Digital China Holdings Ltd.	192,000	310,729
Tech Pro Technology Development Ltd. *	128,000	50,469

		568,268

Telecommunication Services 0.1%
SmarTone Telecommunications Holding Ltd. (c)	64,000	119,410

Transportation 0.1%
Pacific Basin Shipping Ltd.	432,000	192,597

Utilities 0.3%
China Gas Holdings Ltd.	560,000	274,197
China Water Affairs Group Ltd. (c)	256,000	64,653
Towngas China Co., Ltd. *	136,000	94,278

		433,128

		6,763,025

Ireland 1.1%

Banks 0.2%
The Governor & Co. of the Bank of Ireland *	3,264,000	359,184

Capital Goods 0.4%
DCC plc	9,615	225,881
Grafton Group plc	42,560	145,346
Kingspan Group plc	21,760	185,242

		556,469

Consumer Services 0.1%
Paddy Power plc	2,560	164,596

Food, Beverage & Tobacco 0.2%
C&C Group plc	51,200	217,140

Health Care Equipment & Services 0.1%
United Drug plc	46,160	125,564

Materials 0.1%
Smurfit Kappa Group plc	25,425	160,013

		1,582,966

Israel 0.5%

Health Care Equipment & Services 0.1%
Given Imaging Ltd. *	8,200	137,674

Semiconductors & Semiconductor Equipment 0.4%
EZchip Semiconductor Ltd. *	6,830	254,905
Mellanox Technologies Ltd. *	6,080	362,033

		616,938

		754,612

Italy 1.8%

Automobiles & Components 0.0%
Piaggio & C S.p.A.	22,400	62,428

Banks 0.4%
Banca Piccolo Credito Valtellinese Scarl	29,825	36,139
Banca Popolare dell’Emilia Romagna Scrl	34,551	143,541
Banca Popolare di Milano Scarl *	444,800	168,842
Banca Popolare di Sondrio Scrl	33,600	178,144
Credito Emiliano S.p.A.	14,646	44,005

		570,671

Capital Goods 0.3%
C.I.R. S.p.A - Compagnie Industriali Riunite	68,369	69,488
Danieli & C Officine Meccaniche S.p.A.	9,569	115,240
Impregilo S.p.A.	68,820	275,529

		460,257

Consumer Durables & Apparel 0.1%
Tod’s S.p.A.	1,977	194,579

Diversified Financials 0.2%
Azimut Holding S.p.A.	22,641	209,679
Banca Generali S.p.A. (c)	9,497	89,243

		298,922

 7

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.1%
ERG S.p.A. (c)	15,307	86,001

Health Care Equipment & Services 0.2%
DiaSorin S.p.A. (c)	7,515	187,139
Sorin S.p.A. *	90,688	155,078

		342,217

Insurance 0.1%
Fondiaria-Sai S.p.A. *(c)	31,393	37,748
Societa Cattolica di Assicurazioni Scrl *	8,451	103,239

		140,987

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	15,083	98,748

Real Estate 0.0%
Beni Stabili S.p.A.	102,505	41,178

Retailing 0.0%
Yoox S.p.A. *(c)	3,841	55,376

Transportation 0.1%
Ansaldo STS S.p.A.	20,259	137,145

Utilities 0.2%
ACEA S.p.A.	12,746	61,936
Hera S.p.A.	89,071	125,110
IREN S.p.A. *	92,915	41,071

		228,117

		2,716,626

Japan 15.3%

Automobiles & Components 0.9%
Akebono Brake Industry Co., Ltd. (c)	12,800	56,969
Daido Metal Co., Ltd.	7,000	64,898
Keihin Corp.	7,000	104,980
Musashi Seimitsu Industry Co., Ltd.	6,400	124,466
Nifco, Inc.	6,400	147,972
Nissin Kogyo Co., Ltd.	12,800	172,865
Press Kogyo Co., Ltd.	32,000	158,337
Showa Corp.	6,400	50,602
TS Tech Co., Ltd.	14,400	254,890
Unipres Corp.	6,400	176,701

		1,312,680

Banks 0.6%
FIDEA Holdings Co., Ltd. (c)	23,900	39,013
Kiyo Holdings, Inc.	128,000	173,028
The Fukui Bank Ltd. (c)	72,000	159,765
The Miyazaki Bank Ltd.	31,000	69,579
The Oita Bank Ltd.	68,000	207,256
The Toho Bank Ltd.	23,000	67,168
The Tokyo Tomin Bank Ltd.	6,400	60,723
The Tsukuba Bank Ltd.	18,200	58,721
The Yachiyo Bank Ltd.	2,200	42,869
TOMONY Holdings, Inc.	12,800	48,481

		926,603

Capital Goods 4.1%
Aica Kogyo Co., Ltd.	21,600	307,686
Amano Corp.	6,800	55,500
Asahi Diamond Industrial Co., Ltd.	6,800	67,553
Central Glass Co., Ltd.	64,000	257,094
Daifuku Co., Ltd.	36,000	201,543
Denyo Co., Ltd.	6,400	83,086
Futaba Corp.	14,400	204,022
Hanwa Co., Ltd.	72,000	266,276
Hitachi Zosen Corp.	170,000	201,620
Inaba Denki Sangyo Co., Ltd.	7,200	198,513
Iseki & Co., Ltd.	68,000	158,694
Iwatani Corp.	72,000	273,621
Kitz Corp.	6,400	25,138
Kyowa Exeo Corp.	21,600	197,778
Maeda Corp.	64,000	261,175
Meidensha Corp.	72,000	246,994
Mirait Holdings Corp.	12,800	86,677
Miura Co., Ltd.	6,800	173,956
Nachi-Fujikoshi Corp.	11,000	48,957
Nichias Corp.	19,000	92,317
Nitto Boseki Co., Ltd.	64,000	186,087
Noritz Corp.	14,400	264,990
Oiles Corp.	14,400	300,800
Okumura Corp.	72,000	225,875
OSG Corp.	21,600	308,788
Penta-Ocean Construction Co., Ltd. (c)	32,000	71,823
Sanwa Holdings Corp.	72,000	287,394
SHO-BOND Holdings Co., Ltd.	7,200	191,259
Sintokogio Ltd.	18,800	178,614
Taikisha Ltd.	6,400	123,650
Takasago Thermal Engineering Co., Ltd.	12,800	101,532
Toyo Construction Co., Ltd. (c)	64,000	44,889
Toyo Tanso Co., Ltd. (c)	6,400	181,271
Tsubakimoto Chain Co.	24,000	133,750

		6,008,922

Commercial & Professional Services 0.5%
Daiseki Co., Ltd.	7,200	116,702
Duskin Co., Ltd.	14,400	262,970
Meitec Corp.	7,500	157,241
Mitsubishi Pencil Co., Ltd.	14,400	243,137

		780,050

Consumer Durables & Apparel 0.7%
JVC Kenwood Corp. (c)	11,600	38,610
Mizuno Corp.	39,000	197,947
Pioneer Corp. *(c)	65,300	247,326
Sangetsu Co., Ltd.	7,200	172,895
Seiko Holdings Corp. *	18,000	49,353
Tamron Co., Ltd.	6,400	189,678
Tomy Co., Ltd.	28,800	181,802

		1,077,611

Consumer Services 0.6%
Accordia Golf Co., Ltd.	384	234,567
Colowide Co., Ltd. (c)	8,000	60,499
Doutor Nichires Holdings Co., Ltd.	19,200	237,506
HIS Co., Ltd.	1,600	50,949
Saizeriya Co., Ltd.	15,500	232,258
Zensho Holdings Co., Ltd. (c)	6,400	83,168

		898,947

Diversified Financials 0.4%
Aiful Corp. *(c)	56,350	104,917
Fuyo General Lease Co., Ltd.	7,200	210,909
IBJ Leasing Co., Ltd.	7,200	171,977
Jaccs Co., Ltd.	14,000	38,743

8

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Japan Securities Finance Co., Ltd.	12,800	61,213
Orient Corp. *	41,000	48,626

		636,385

Energy 0.1%
Itochu Enex Co., Ltd.	6,400	34,524
Shinko Plantech Co., Ltd.	6,400	48,562

		83,086

Food & Staples Retailing 0.5%
Ain Pharmaciez, Inc.	1,400	75,700
Arcs Co., Ltd.	6,400	131,893
Cocokara fine, Inc.	6,400	223,468
Izumiya Co., Ltd.	23,000	109,992
Ministop Co., Ltd.	2,600	44,662
Okuwa Co., Ltd.	4,000	46,573
Valor Co., Ltd.	6,400	108,387

		740,675

Food, Beverage & Tobacco 1.0%
Fuji Oil Co., Ltd.	19,200	246,565
Fujiya Co., Ltd. *(c)	64,000	145,278
Hokuto Corp.	6,400	136,219
Megmilk Snow Brand Co., Ltd.	6,400	106,510
Morinaga Milk Industry Co., Ltd.	72,000	269,948
Nippon Suisan Kaisha Ltd.	19,200	53,623
The Nisshin Oillio Group Ltd.	68,000	279,232
Yonekyu Corp.	19,200	199,799

		1,437,174

Health Care Equipment & Services 0.5%
Nihon Kohden Corp.	6,400	182,985
Nikkiso Co., Ltd.	5,000	50,118
Ship Healthcare Holdings, Inc.	12,800	301,493
Toho Holdings Co., Ltd.	12,800	247,463

		782,059

Household & Personal Products 0.3%
Aderans Co., Ltd. *	8,100	101,024
Fancl Corp.	13,600	165,631
Mandom Corp.	7,200	180,884

		447,539

Materials 1.8%
Adeka Corp.	21,600	181,802
Asahi Holdings, Inc.	6,400	118,345
Earth Chemical Co., Ltd.	6,400	231,058
Kureha Corp.	32,000	128,139
Kyoei Steel Ltd.	6,400	109,693
Nippon Light Metal Co., Ltd.	144,000	192,820
Nippon Soda Co., Ltd.	64,000	248,932
NOF Corp.	64,000	304,431
Sanyo Special Steel Co., Ltd.	30,000	136,964
Sumitomo Light Metal Industries Ltd.	64,000	64,477
Toagosei Co., Ltd.	72,000	267,194
Tokyo Ohka Kogyo Co., Ltd.	6,400	132,220
Toyo Ink SC Holdings Co., Ltd.	72,000	244,239
Yodogawa Steel Works Ltd.	64,000	230,976

		2,591,290

Media 0.3%
Avex Group Holdings, Inc.	6,400	95,084
Kadokawa Group Holdings, Inc. (c)	6,400	158,092
Shochiku Co., Ltd. (c)	20,000	185,934

		439,110

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
KYORIN Holdings, Inc.	5,000	103,296
Nichi-iko Pharmaceutical Co., Ltd.	7,200	135,984
Seikagaku Corp.	14,800	145,707

		384,987

Real Estate 0.2%
Daibiru Corp.	6,400	45,542
Goldcrest Co., Ltd.	1,920	27,889
Heiwa Real Estate Co., Ltd.	32,000	66,926
Kenedix, Inc. *	332	42,974
Leopalace21 Corp. *(c)	38,400	104,307
TOC Co., Ltd.	12,800	68,558

		356,196

Retailing 0.6%
AOKI Holdings, Inc.	2,600	52,189
Arc Land Sakamoto Co., Ltd.	2,400	37,585
DCM Holdings Co., Ltd.	6,400	43,257
EDION Corp.	12,800	67,905
Gulliver International Co., Ltd.	940	29,969
Joshin Denki Co., Ltd. (c)	10,000	95,517
Megane TOP Co., Ltd.	4,600	52,679
Nissen Holdings Co., Ltd.	7,500	34,241
The Daiei, Inc. *(c)	17,450	43,172
Tsutsumi Jewelry Co., Ltd.	6,400	176,864
Xebio Co., Ltd.	6,400	154,175
Yellow Hat Ltd.	6,400	108,142

		895,695

Semiconductors & Semiconductor Equipment 0.1%
Sanken Electric Co., Ltd.	18,000	65,421

Software & Services 0.5%
Fuji Soft, Inc.	6,400	102,021
GMO internet, Inc.	11,000	50,641
Ines Corp.	7,800	54,510
IT Holdings Corp.	6,400	71,333
Net One Systems Co., Ltd.	12,800	176,946
Nihon Unisys Ltd.	12,800	82,270
SCSK Corp.	6,400	92,146
Transcosmos, Inc.	3,800	54,372

		684,239

Technology Hardware & Equipment 0.9%
Anritsu Corp.	7,000	75,253
Canon Electronics, Inc.	6,400	142,095
Daiwabo Holdings Co., Ltd.	64,000	118,345
Horiba Ltd.	7,200	239,740
Hosiden Corp.	25,600	155,072
Nichicon Corp.	23,200	229,885
Nippon Chemi-Con Corp. *	12,000	35,656
Oki Electric Industry Co., Ltd. *	64,000	88,963
Riso Kagaku Corp.	2,600	47,182
Ryosan Co., Ltd.	7,200	132,220
Star Micronics Co., Ltd.	6,400	61,866

		1,326,277

Telecommunication Services 0.0%
eAccess Ltd. (c)	320	51,051

Transportation 0.4%
Iino Kaiun Kaisha Ltd.	12,800	56,642
Japan Airport Terminal Co., Ltd.	8,100	90,075
Nippon Konpo Unyu Soko Co., Ltd.	6,400	75,088
Sankyu, Inc.	64,000	226,895

 9

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Sumitomo Warehouse Co., Ltd.	32,000	140,789

		589,489

Utilities 0.0%
The Okinawa Electric Power Co., Inc.	1,100	34,986

		22,550,472

Netherlands 1.8%

Capital Goods 0.4%
Aalberts Industries N.V.	9,600	154,547
Arcadis N.V.	7,069	147,058
Koninklijke BAM Groep N.V.	28,462	71,721
Royal Imtech N.V.	9,665	249,522

		622,848

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	4,305	102,439

Diversified Financials 0.1%
BinckBank N.V.	11,023	83,371
SNS REAAL N.V. *(c)	12,800	17,916

		101,287

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	4,655	123,459

Food, Beverage & Tobacco 0.3%
CSM N.V.	9,497	158,055
Nutreco N.V.	4,655	305,454

		463,509

Health Care Equipment & Services 0.1%
Mediq N.V.	7,040	82,554

Insurance 0.1%
Delta Lloyd N.V.	9,600	118,877

Real Estate 0.3%
Eurocommercial Properties N.V.	5,763	188,438
Nieuwe Steen Investments N.V.	7,616	58,620
VastNed Retail N.V.	3,009	117,009
Wereldhave N.V.	2,458	149,999

		514,066

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	6,656	226,320

Software & Services 0.1%
Unit 4 N.V.	4,780	116,284

Technology Hardware & Equipment 0.1%
TKH Group N.V.	6,704	147,506

		2,619,149

New Zealand 0.2%

Insurance 0.0%
TOWER Ltd.	28,800	34,408

Real Estate 0.1%
AMP NZ Office Ltd.	64,000	44,964
Goodman Property Trust	154,834	115,760

		160,724

Utilities 0.1%
Infratil Ltd.	108,564	168,045

		363,177

Norway 1.9%

Banks 0.1%
Sparebanken 1 SMN	19,607	93,671

Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	31,263	216,364

Energy 0.9%
BW Offshore Ltd.	67,178	75,179
DNO International A.S.A. *	134,400	172,616
Dockwise Ltd. *	4,975	92,792
Fred. Olsen Energy A.S.A. (c)	3,767	114,759
Frontline Ltd.	6,400	29,927
Norwegian Energy Co. A.S.A. *	20,288	19,385
Petroleum Geo-Services A.S.A.	24,000	278,205
Prosafe SE	30,223	205,705
Songa Offshore SE *	22,400	54,973
TGS Nopec Geophysical Co. A.S.A. (c)	11,840	294,448

		1,337,989

Food, Beverage & Tobacco 0.1%
Cermaq A.S.A. *	8,000	83,703
Marine Harvest *	231,848	113,116

		196,819

Media 0.2%
Schibsted A.S.A.	9,262	287,314

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Algeta A.S.A. *	5,900	140,935

Real Estate 0.1%
Norwegian Property A.S.A.	75,548	100,367

Retailing 0.1%
Statoil Fuel & Retail A.S.A.	25,600	211,517

Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A.	26,485	84,931
Renewable Energy Corp. A.S.A. *(c)	54,400	24,530

		109,461

Software & Services 0.1%
Atea A.S.A.	15,083	142,512

		2,836,949

Portugal 0.2%

Capital Goods 0.1%
Sonae	142,899	67,141

Materials 0.0%
Portucel-Empresa Produtora de Pasta e Papel S.A.	23,915	49,677

Media 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	57,767	149,995

		266,813

Republic of Korea 4.2%

Automobiles & Components 0.1%
Nexen Tire Corp.	4,130	73,134

10

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ssangyong Motor Co. *	20,300	98,383

		171,517

Banks 0.3%
Jeonbuk Bank	18,054	67,612
KB Financial Group, Inc. ADR	5,790	180,532
Shinhan Financial Group Co., Ltd. ADR	2,555	164,593

		412,737

Capital Goods 0.3%
Doosan Engineering & Construction Co., Ltd. *	14,500	37,225
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	6,000	36,145
Hyundai Elevator Co., Ltd.	969	67,487
Kolon Global Corp.	7,200	31,478
LG International Corp.	4,863	158,220
LS Industrial Systems Co., Ltd.	976	46,061
STX Engine Co., Ltd.	2,200	20,411
Sung Kwang Bend Co., Ltd.	1,300	20,708
Taihan Electric Wire Co., Ltd. *	18,020	41,147
TK Corp. *	1,300	25,223

		484,105

Consumer Durables & Apparel 0.2%
Fila Korea Ltd.	1,500	99,259
LG Fashion Corp.	2,000	53,717
Youngone Corp.	4,000	101,673
Youngone Holdings Co., Ltd.	1,180	57,688

		312,337

Consumer Services 0.3%
Hana Tour Service, Inc.	2,970	113,994
Hotel Shilla Co., Ltd.	7,420	338,230

		452,224

Diversified Financials 0.3%
KIWOOM Securities Co., Ltd.	1,800	115,908
Macquarie Korea Infrastructure Fund	59,000	293,938
Tong Yang Securities, Inc.	27,220	92,943

		502,789

Energy 0.1%
SK Gas Co., Ltd.	2,360	117,975

Food & Staples Retailing 0.0%
Dongsuh Cos., Inc.	800	20,674

Food, Beverage & Tobacco 0.2%
Binggrae Co., Ltd.	960	54,334
Daesang Corp.	14,040	218,288
Samyang Corp.	1,310	58,271

		330,893

Health Care Equipment & Services 0.0%
Chabio & Diostech Co., Ltd. *	6,400	47,610

Insurance 0.3%
Korean Reinsurance Co.	15,300	149,727
LIG Insurance Co., Ltd.	6,400	139,360
Meritz Fire & Marine Insurance Co., Ltd.	19,082	189,163

		478,250

Materials 0.6%
Capro Corp.	2,950	41,241
Kolon Industries, Inc.	1,920	105,740
OCI Materials Co., Ltd.	1,706	65,046
Poongsan Corp.	5,250	113,652
Seah Besteel Corp.	5,890	197,622
SK Chemicals Co., Ltd.	5,070	222,947
Taekwang Industrial Co., Ltd.	70	46,854
Young Poong Corp.	50	33,976

		827,078

Media 0.1%
CJ CGV Co., Ltd.	2,000	43,635
CJ E&M Corp. *	1,500	36,094
SM Entertainment Co. *	800	28,367

		108,096

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Dong-A Pharmaceutical Co., Ltd.	3,000	181,741
Green Cross Corp.	400	43,042
Ilyang Pharmaceutical Co., Ltd. *	1,500	30,502
LG Life Sciences Ltd. *	1,920	46,526
Medipost Co., Ltd. *	701	47,515
RNL BIO Co., Ltd. *	10,000	31,561

		380,887

Retailing 0.3%
CJ O Shopping Co., Ltd.	408	64,160
GS Home Shopping, Inc.	448	38,186
Himart Co., Ltd.	2,000	100,656
Hyundai Greenfood Co. Ltd.	7,400	102,826
Hyundai Home Shopping Network Corp.	1,000	102,097

		407,925

Semiconductors & Semiconductor Equipment 0.3%
GemVax & Kael Co., Ltd. *	2,295	72,239
Hansol Technics Co., Ltd. *	1,600	18,979
ICD Co., Ltd. *	1,300	21,258
Seoul Semiconductor Co., Ltd.	11,280	218,384
Wonik IPS Co., Ltd. *	5,500	34,624

		365,484

Technology Hardware & Equipment 0.3%
3S Korea Co., Ltd. *	4,157	63,222
Daeduck Electronics Co., Ltd.	9,350	83,974
LG Innotek Co., Ltd. *	2,750	184,770
SFA Engineering Corp.	3,616	167,588

		499,554

Telecommunication Services 0.1%
SK Broadband Co., Ltd. *	59,000	146,469

Transportation 0.1%
Asiana Airlines, Inc. *	12,280	66,277
Korea Line Corp. *	2,200	18,249

		84,526

Utilities 0.0%
Samchully Co., Ltd.	590	44,990

		6,196,120

Singapore 2.1%

Capital Goods 0.1%
Gallant Venture Ltd. *	320,000	69,525

 11

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
STX OSV Holdings Ltd. (c)	64,000	72,008

		141,533

Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(a)(b)	884,000	—

Energy 0.2%
Ezion Holdings Ltd. (c)	64,000	37,494
Ezra Holdings Ltd. *(c)	144,000	106,149
Sakari Resources Ltd.	144,000	161,459
Swiber Holdings Ltd. *	64,000	26,568

		331,670

Food, Beverage & Tobacco 0.1%
GMG Global Ltd.	1,216,000	114,169
Super Group Ltd. (c)	64,000	98,328

		212,497

Health Care Equipment & Services 0.2%
Biosensors International Group Ltd. *	128,000	121,668
Raffles Medical Group Ltd.	64,000	115,709

		237,377

Real Estate 0.9%
CDL Hospitality Trusts	144,000	205,036
Lippo Malls Indonesia Retail Trust	192,000	55,123
Mapletree Commercial Trust	128,000	91,375
Mapletree Industrial Trust	128,000	114,219
Mapletree Logistics Trust	384,000	290,514
Parkway Life Real Estate Investment Trust	64,000	89,886
Suntec Real Estate Investment Trust	420,000	418,778

		1,264,931

Software & Services 0.0%
CSE Global Ltd.	64,000	40,722

Technology Hardware & Equipment 0.1%
LionGold Corp., Ltd. *(c)	204,000	159,084

Transportation 0.3%
Goodpack Ltd.	77,000	98,584
SATS Ltd.	192,000	390,332

		488,916

Utilities 0.2%
Cityspring Infrastructure Trust	128,000	37,245
Hyflux Ltd. (c)	192,000	188,462
Sound Global Ltd. (c)	128,000	56,117

		281,824

		3,158,554

Spain 1.2%

Capital Goods 0.3%
Abengoa S.A. (c)	6,037	68,173
Construcciones y Auxiliar de Ferrocarriles S.A.	476	209,230
Gamesa Corporacion Tecnologica S.A.	17,124	31,569
Obrascon Huarte Lain S.A. (c)	9,108	171,908

		480,880

Commercial & Professional Services 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	3,075	148,167

Consumer Services 0.1%
Melia Hotels International S.A. (c)	13,048	60,096
NH Hoteles S.A. *(c)	25,600	54,760

		114,856

Diversified Financials 0.1%
Bolsas y Mercados Espanoles (c)	6,400	110,746

Energy 0.1%
Tecnicas Reunidas S.A.	4,184	149,767

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	12,818	205,401
Viscofan S.A.	3,767	152,353

		357,754

Insurance 0.1%
Grupo Catalana Occidente S.A.	8,139	95,402

Materials 0.1%
Grupo Empresarial Ence S.A.	30,742	51,695
Tubacex S.A. *(c)	28,025	53,537

		105,232

Media 0.0%
Antena 3 de Television S.A. (c)	11,983	43,856
Promotora de Informaciones S.A., A Shares *(c)	71,121	25,502

		69,358

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	7,616	53,111
Faes Farma S.A.	52,114	74,746
Zeltia S.A. *(c)	48,606	66,710

		194,567

		1,826,729

Sweden 2.4%

Capital Goods 0.4%
Lindab International AB	9,952	61,854
NCC AB, B Shares	9,998	167,899
Peab AB	27,032	123,062
Trelleborg AB, B Shares	31,183	303,647

		656,462

Commercial & Professional Services 0.1%
Intrum Justitia AB	3,200	44,562
Loomis AB, B Shares	11,049	126,130

		170,692

Consumer Durables & Apparel 0.1%
JM AB	8,681	148,050

Consumer Services 0.2%
Betsson AB *	4,560	136,409
Rezidor Hotel Group AB *	30,732	97,216
SkiStar AB	3,834	39,812

		273,437

Diversified Financials 0.2%
Avanza Bank Holding AB	5,562	104,993
Investment AB Oresund *	4,480	57,919
L E Lundbergforetagen AB, B Shares	5,706	158,919

		321,831

Food & Staples Retailing 0.2%
Axfood AB (c)	5,568	174,680

12

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hakon Invest AB	5,480	76,199

		250,879

Food, Beverage & Tobacco 0.2%
AarhusKarlshamn AB	7,728	238,617

Materials 0.1%
Billerud	10,250	78,594
Hoganas AB, B Shares	3,755	119,816

		198,410

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	22,924	219,125

Real Estate 0.6%
Castellum AB	22,790	255,458
Fabege AB	19,648	142,547
Hufvudstaden AB, A Shares	16,009	161,504
Kungsleden AB	23,188	125,973
Wallenstam AB, B Shares	12,800	110,997
Wihlborgs Fastigheter AB	7,966	103,536

		900,015

Retailing 0.1%
Mekonomen AB	2,688	75,049

Technology Hardware & Equipment 0.1%
Axis Communications AB (c)	5,465	112,745

		3,565,312

Switzerland 3.2%

Banks 0.3%
Basler Kantonalbank	680	77,324
St. Galler Kantonalbank AG - Reg’d	340	115,812
Valiant Holding AG - Reg’d *	2,050	224,672

		417,808

Capital Goods 1.0%
Belimo Holding AG - Reg’d	72	128,922
Bucher Industries AG - Reg’d	1,280	212,071
Georg Fischer AG - Reg’d *	680	237,921
Huber & Suhner AG - Reg’d	3,369	130,357
Kaba Holding AG, B Shares - Reg’d	680	231,973
Meyer Burger Technology AG *(c)	5,202	81,905
OC Oerlikon Corp. AG - Reg’d *	29,071	242,620
Rieter Holding AG - Reg’d *	748	106,302
Schweiter Technologies AG *	152	76,176

		1,448,247

Consumer Durables & Apparel 0.2%
Forbo Holding AG - Reg’d *	476	307,373

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	408	118,401

Diversified Financials 0.2%
Bank Sarasin & Cie AG, B Shares - Reg’d *	5,418	144,684
Vontobel Holding AG - Reg’d	4,967	101,717

		246,401

Insurance 0.1%
Helvetia Holding AG - Reg’d	816	227,355

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Galenica AG - Reg’d	576	344,681
Tecan Group AG - Reg’d *	1,867	121,425

		466,106

Real Estate 0.3%
Allreal Holding AG - Reg’d *	1,288	181,586
Mobimo Holding AG - Reg’d *	960	215,660

		397,246

Retailing 0.2%
Dufry AG - Reg’d *	2,298	260,129
Valora Holding AG - Reg’d	408	70,872

		331,001

Software & Services 0.1%
Temenos Group AG - Reg’d *	6,632	106,467

Technology Hardware & Equipment 0.2%
Ascom Holding AG - Reg’d *	5,624	48,094
Logitech International S.A. - Reg’d *(c)	22,726	231,061

		279,155

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	408	136,140
Panalpina Welttransport Holding AG - Reg’d	2,458	233,595

		369,735

		4,715,295

United Kingdom 18.1%

Banks 0.1%
Paragon Group Cos. plc	51,981	128,731

Capital Goods 2.5%
Ashtead Group plc	58,560	207,576
Balfour Beatty plc	70,114	292,776
Bodycote plc	23,192	135,324
Carillion plc	50,186	201,452
Chemring Group plc	21,826	106,659
Cookson Group plc	34,196	329,744
Fenner plc	22,144	128,527
Kier Group plc	4,480	80,538
Melrose plc	46,452	303,646
Morgan Crucible Co. plc	31,360	135,246
Qinetiq Group plc	78,897	186,159
Rotork plc	10,345	323,227
Senior plc	64,000	197,898
SIG plc	90,688	118,226
Spirax-Sarco Engineering plc	10,386	330,263
Travis Perkins plc	25,600	365,850
Ultra Electronics Holdings plc	8,681	222,333

		3,665,444

Commercial & Professional Services 1.4%
Babcock International Group plc	32,000	418,649
Berendsen plc	27,104	197,447
Cape plc	6,732	25,013
De La Rue plc	13,667	210,356
Homeserve plc	40,776	87,111
ITE Group plc	49,097	144,334
Michael Page International plc	42,123	230,808
Mitie Group plc	53,195	233,999
Regus plc	109,255	149,915
RPS Group plc	40,046	127,588

 13

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shanks Group plc	22,786	28,180
Sthree plc	12,800	52,553
WS Atkins plc	17,439	179,299

		2,085,252

Consumer Durables & Apparel 0.9%
Barratt Developments plc *	119,360	220,272
Bellway plc	18,242	194,434
Bovis Homes Group plc	15,817	100,787
Persimmon plc	32,320	282,554
Redrow plc *	55,839	94,109
Taylor Wimpey plc	397,760	261,109
The Berkeley Group Holdings plc *	11,588	222,589

		1,375,854

Consumer Services 1.0%
Betfair Group plc (c)	6,400	70,727
Bwin.Party Digital Entertainment plc *	39,982	73,846
Dignity plc	9,105	119,119
Domino’s Pizza Group plc	18,490	136,887
Greene King plc	30,367	228,602
J.D. Wetherspoon plc	20,232	120,824
Marston’s plc	98,755	149,719
Millennium & Copthorne Hotels plc	24,690	177,050
Mitchells & Butlers plc *	51,619	179,873
Rank Group plc	32,000	58,118
Restaurant Group plc	31,111	134,029

		1,448,794

Diversified Financials 1.4%
Aberdeen Asset Management plc	118,400	442,832
Close Brothers Group plc	17,511	185,969
Henderson Group plc	81,604	124,345
IG Group Holdings plc	40,712	271,389
Intermediate Capital Group plc	57,111	217,119
International Personal Finance	44,073	151,882
Jupiter Fund Management plc	12,800	40,643
Provident Financial plc	16,000	268,428
Rathbone Brothers plc	9,497	182,132
Tullett Prebon plc	30,223	127,366

		2,012,105

Energy 0.9%
Afren plc *	118,912	212,490
Anglo Pacific Group plc	6,400	22,981
Bumi plc *	13,760	72,008
Enquest plc *	90,688	169,593
Hunting plc	19,520	250,869
Lamprell plc	22,400	34,753
Premier Oil plc *	53,273	279,194
Salamander Energy plc *	45,861	115,692
SOCO International plc *	44,443	192,011

		1,349,591

Food & Staples Retailing 0.1%
Booker Group plc	136,675	187,118

Food, Beverage & Tobacco 0.6%
Britvic plc	36,711	187,367
Cranswick plc	12,074	147,183
Dairy Crest Group plc	31,653	153,074
Devro plc	40,555	192,254
Greggs plc	17,280	133,648

		813,526

Household & Personal Products 0.1%
PZ Cussons plc	26,667	132,451

Insurance 1.1%
Amlin plc	55,604	272,239
Beazley plc	92,843	192,914
Catlin Group Ltd.	44,725	276,043
Hiscox Ltd.	46,304	281,726
Jardine Lloyd Thompson Group plc	18,797	197,312
Lancashire Holdings Ltd.	20,672	239,585
Phoenix Group Holdings	10,325	65,156
St. James’s Place plc	22,713	109,071

		1,634,046

Materials 1.7%
Aquarius Platinum Ltd.	46,755	52,785
AZ Electronic Materials S.A.	32,000	147,414
Centamin plc *	92,391	92,859
Croda International plc	15,279	525,833
DS Smith plc	140,312	309,257
Elementis plc	15,880	49,226
Filtrona plc	37,120	256,528
Hochschild Mining plc	23,895	158,954
Kenmare Resources plc *	212,972	147,508
Mondi plc	47,955	374,216
Petropavlovsk plc	24,338	137,478
Talvivaara Mining Co. plc *	24,167	48,839
Victrex plc	10,548	226,153

		2,527,050

Media 0.5%
Informa plc	67,200	352,803
Rightmove plc	10,240	231,055
UBM plc	22,400	184,452

		768,310

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
BTG plc *	32,000	190,116
Dechra Pharmaceuticals plc	9,600	70,185
Genus plc	7,465	145,575
Hikma Pharmaceuticals plc	20,076	199,923

		605,799

Real Estate 1.0%
Big Yellow Group plc	23,116	101,400
Capital & Counties Properties plc	77,813	231,747
Derwent London plc	10,332	277,340
Grainger plc	49,025	64,968
Great Portland Estates plc	40,339	234,443
Helical Bar plc	19,704	51,557
London & Stamford Property plc	32,000	54,178
Savills plc	22,190	108,609
Shaftesbury plc	27,953	217,271
Unite Group plc	26,341	76,322

		1,417,835

Retailing 0.9%
Carpetright plc *(c)	7,141	70,398
Debenhams plc	200,135	238,575
Dixons Retail plc *	286,711	62,840
Dunelm Group plc	9,600	72,402
Halfords Group plc	27,483	102,325
Home Retail Group plc	82,880	99,564
Howden Joinery Group plc	86,400	155,989
Inchcape plc	49,280	238,015

14

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
N Brown Group plc	38,400	135,583
Ocado Group plc *(c)	32,262	49,954
Sports Direct International plc *	9,604	43,769
WH Smith plc	15,360	113,786

		1,383,200

Semiconductors & Semiconductor Equipment 0.2%
CSR plc	21,067	67,185
Imagination Technologies Group plc *	24,320	184,503

		251,688

Software & Services 0.7%
Aveva Group plc	7,796	199,907
Computacenter plc	5,766	32,446
Fidessa Group plc	6,253	148,214
Micro Focus International plc	26,063	178,231
Misys plc *(a)	47,936	258,011
SDL plc	6,400	61,960
Telecity Group plc *	17,920	225,617

		1,104,386

Technology Hardware & Equipment 1.0%
Domino Printing Sciences plc	10,930	94,208
Electrocomponents plc	58,605	182,659
Halma plc	35,200	211,782
Laird plc	56,320	163,055
Oxford Instruments plc	8,088	143,782
Premier Farnell plc	57,600	140,962
Renishaw plc	3,200	70,579
Spectris plc	10,375	256,457
Spirent Communications plc	90,688	223,053

		1,486,537

Telecommunication Services 0.4%
Cable & Wireless Communications plc	153,028	64,253
Cable & Wireless Worldwide plc	379,840	198,658
Colt Group S.A. *	75,548	135,582
Kcom Group plc	57,600	59,754
TalkTalk Telecom Group plc	35,678	84,018

		542,265

Transportation 0.9%
BBA Aviation plc	54,400	161,850
easyJet plc	26,936	207,500
FirstGroup plc	57,418	185,764
Go-Ahead Group plc	9,046	153,712
National Express Group plc	71,920	208,329
Stagecoach Group plc	70,964	255,039
Stobart Group Ltd.	75,548	133,140

		1,305,334

Utilities 0.3%
Pennon Group plc	36,639	413,078

		26,638,394

Total Common Stock
(Cost $165,774,962)		145,349,830

Preferred Stock 0.4% of net assets

Germany 0.4%

Capital Goods 0.0%
Jungheinrich AG	1,841	49,384

Materials 0.2%
Fuchs Petrolub AG	6,150	316,714

Media 0.2%
ProSiebenSat.1 Media AG (c)	12,763	267,643

Total Preferred Stock
(Cost $652,636)		633,741

Rights 0.0% of net assets

Australia 0.0%

Materials 0.0%
Mirabela Nickel Ltd. *(a)(b)	63,079	612

Greece 0.0%

Banks 0.0%
Cyprus Popular Bank *(a)	273,788	—

Total Rights
(Cost $—)		612

Other Investment Companies 0.4% of net assets

Guernsey 0.1%
F&C Commercial Property Trust Ltd.	68,005	105,192

Switzerland 0.3%
BB Biotech AG - Reg’d *	1,646	135,508
Schroder ImmoPLUS	144	166,709
Swisscanto Real Estate Fund Ifca	794	96,743

		398,960

United States 0.0%
State Street Institutional U.S. Government Money Market Fund	36,068	36,068

Total Other Investment Companies
(Cost $511,336)		540,220

End of Investments

 15

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 5.1% of net assets

State Street Institutional U.S. Government Money Market Fund	7,484,878	7,484,878

Total Collateral Invested for Securities on Loan
(Cost $7,484,878)		7,484,878

End of Collateral Invested for Securities on Loan

At 05/31/12, the tax basis cost of the fund’s investments was $166,948,771 and the unrealized appreciation and depreciation were $9,444,171 and ($29,868,539), respectively, with a net unrealized depreciation of ($20,424,368).

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $73,691 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

ADR —	American Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund

16

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$101,282,990	$—	$—	$101,282,990
Australia(a)	10,342,699	—	—	10,342,699
Transportation	320,666	—	2,056	322,722
Hong Kong(a)	6,407,396	—	—	6,407,396
Capital Goods	284,606	—	71,023	355,629
United Kingdom(a)	25,534,008	—	—	25,534,008
Software & Services	846,375	—	258,011	1,104,386
Preferred Stock(a)	633,741	—	—	633,741
Other Investment Companies(a)	540,220	—	—	540,220
Rights(a)	—	—	612	612

Total	$146,192,701	$—	$331,702	$146,524,403

Other Financial Instruments
Collateral Invested for Securities on Loan	$7,484,878	$—	$—	$7,484,878

(a)	As categorized in Portfolio Holdings.

 17

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock
Australia	$—	$—	$2,056	$—	$—	$—	$—	$2,056
China	63,455	—	(63,455)	—	—	—	—	—
Hong Kong	47,513	(33,059)	(2,088)	6,219	(7,776)	60,214	—	71,023
United Kingdom	—	—	38,452	43,144	—	176,415	—	258,011
Rights
Australia	—	—	612	—	—	—	—	612

Total	$110,968	($33,059)	($24,423)	$49,363	($7,776)	$236,629	$—	$331,702

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no transfers between Level 1 and Level 2 for the period ended May 31, 2012.

REG56691MAY12

18

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

94.0%		Common Stock	541,063,107	474,510,008
0.0%		Corporate Bonds	620	249
5.1%		Preferred Stock	31,806,380	26,030,830
0.0%		Rights	—	6,605
0.3%		Other Investment Company	1,422,894	1,422,894

99.4%		Total Investments	574,293,001	501,970,586
1.1%		Collateral Invested for Securities on Loan	5,473,710	5,473,710
(0	.5)%	Other Assets and Liabilities, Net		(2,436,660)

100.0%		Net Assets		505,007,636

	Number	Value
Security	of Shares	($)

Common Stock 94.0% of net assets

Brazil 11.8%

Banks 1.5%
Banco Bradesco S.A. ADR	318,660	4,665,183
Banco do Brasil S.A.	180,800	1,786,870
Banco Santander Brasil S.A. ADR	127,916	1,016,932
Itau Unibanco Holding S.A.	22,600	289,473
Itausa - Investimentos Itau S.A. *	6,229	27,118

		7,785,576

Capital Goods 0.3%
Embraer S.A. ADR	33,900	955,980
Weg S.A.	45,200	464,586

		1,420,566

Consumer Durables & Apparel 0.2%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	55,144	412,017
MRV Engenharia e Participacoes S.A.	54,240	232,114
PDG Realty S.A. Empreendimentos e Participacoes	202,496	336,217

		980,348

Consumer Services 0.1%
Anhanguera Educacional Participacoes S.A.	21,244	250,899

Diversified Financials 0.5%
BM&FBOVESPA S.A.	357,080	1,685,130
CETIP S.A. - Mercados Organizados	23,730	341,237
Grupo BTG Pactual *	17,402	233,471

		2,259,838

Energy 3.4%
HRT Participacoes em Petroleo S.A. *	10,100	33,689
OGX Petroleo e Gas Participacoes S.A. *	203,400	1,035,268
OSX Brasil S.A. *	8,696	58,227
Petroleo Brasileiro S.A. ADR	765,236	14,663,580
Ultrapar Participacoes S.A. ADR	65,992	1,347,557

		17,138,321

Food, Beverage & Tobacco 1.0%
BRF - Brasil Foods S.A. ADR	142,154	2,213,338
Companhia de Bebidas das Americas ADR	22,600	697,662
Cosan S.A. Industria e Comercio	22,600	334,591
JBS S.A. *	94,920	255,634
Souza Cruz S.A.	113,000	1,507,672

		5,008,897

Health Care Equipment & Services 0.0%
Amil Participacoes S.A.	22,600	212,191

Household & Personal Products 0.2%
Natura Cosmeticos S.A.	45,200	967,144

Insurance 0.0%
Porto Seguro S.A.	18,080	159,836
Sul America S.A.	11,493	79,681

		239,517

Materials 1.6%
Braskem S.A. ADR (c)	22,600	253,120
Companhia Siderurgica Nacional S.A. ADR	178,314	1,155,475
Duratex S.A.	53,902	257,304
Fibria Celulose S.A. ADR *(c)	11,300	73,676
Gerdau S.A.	22,600	152,219
Gerdau S.A. ADR	144,188	1,146,294
MMX Mineracao e Metalicos S.A. *	45,200	141,609
Usinas Siderurgicas de Minas Gerais S.A.	45,200	204,820
Vale S.A. ADR	258,544	4,733,941

		8,118,458

Real Estate 0.2%
BR Malls Participacoes S.A.	70,592	774,414
Multiplan Empreendimentos Imobiliarios S.A.	11,300	267,472

		1,041,886

Retailing 0.2%
B2W Cia Global Do Varejo *	12,540	37,552
Lojas Americanas S.A.	20,224	109,132
Lojas Renner S.A.	22,600	649,416

		796,100

Software & Services 0.5%
Cielo S.A.	43,148	1,162,042

 1

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Redecard S.A.	90,400	1,384,824

		2,546,866

Telecommunication Services 0.5%
Oi S.A.	870	4,084
Oi S.A. ADR	29,154	137,899
Oi S.A. ADR (c)	56,955	685,738
Telefonica Brasil S.A. ADR	35,030	827,409
Tim Participacoes S.A.	42,225	203,441
Tim Participacoes S.A. ADR	35,629	871,129

		2,729,700

Transportation 0.6%
All America Latina Logistica S.A.	136,504	565,267
CCR S.A.	271,200	2,104,040
LLX Logistica S.A. *	45,200	52,713
TAM S.A. ADR *(c)	16,046	348,840

		3,070,860

Utilities 1.0%
Centrais Eletricas Brasileiras S.A. ADR	45,200	296,512
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	9,040	630,359
Companhia Energetica de Minas Gerais ADR	93,225	1,606,267
Companhia Paranaense de Energia ADR	22,600	459,232
CPFL Energia S.A. ADR	22,374	543,688
EDP - Energias do Brasil S.A.	67,800	432,200
Light S.A.	22,600	264,680
Tractebel Energia S.A.	45,200	747,135

		4,980,073

		59,547,240

Chile 2.4%

Banks 0.5%
Banco de Chile ADR	9,944	818,292
Banco de Credito e Inversiones	4,520	269,022
Banco Santander Chile ADR	11,752	874,819
Corpbanca S.A.	28,510,804	344,855
Sociedad Matriz Banco de Chile S.A., B Shares	226,000	77,452

		2,384,440

Capital Goods 0.2%
Empresas Copec S.A.	84,072	1,129,730

Food & Staples Retailing 0.2%
Cencosud S.A.	139,894	752,046

Food, Beverage & Tobacco 0.0%
Cia Cervecerias Unidas S.A.	16,950	218,038

Materials 0.5%
Cap S.A.	22,148	776,084
Empresas CMPC S.A.	171,760	633,156
Sociedad Quimica y Minera de Chile S.A. ADR	20,882	1,085,237

		2,494,477

Retailing 0.3%
S.A.C.I. Falabella	149,838	1,336,273

Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A.	9,040	159,504

Transportation 0.2%
Lan Airlines S.A. ADR (c)	45,200	1,133,616

Utilities 0.5%
Colbun S.A. *	2,070,838	556,623
Empresa Nacional de Electricidad S.A. ADR	24,661	1,167,945
Enersis S.A. ADR	45,200	777,440

		2,502,008

		12,110,132

China 17.5%

Automobiles & Components 0.5%
Brilliance China Automotive Holdings Ltd. *	452,000	446,126
BYD Co., Ltd., H Shares *(c)	80,000	162,663
Dongfeng Motor Group Co., Ltd., H Shares	522,000	882,460
Great Wall Motor Co., Ltd., H Shares (c)	339,000	696,272
Guangzhou Automobile Group Co., Ltd., H Shares *	215,662	182,292
Weifu High-Technology Group Co., Ltd., B Shares	17,500	44,151

		2,413,964

Banks 5.0%
Agricultural Bank of China Ltd., H Shares	3,616,000	1,467,674
Bank of China Ltd., H Shares	13,334,000	5,102,789
Bank of Communications Co., Ltd., H Shares	1,450,200	939,911
China CITIC Bank Corp., Ltd., H Shares	1,870,800	969,045
China Construction Bank Corp., H Shares	11,752,000	8,192,185
China Merchants Bank Co., Ltd., H Shares	565,000	1,094,932
China Minsheng Banking Corp., Ltd., H Shares (c)	904,100	860,898
Industrial & Commercial Bank of China Ltd., H Shares	10,622,000	6,501,156

		25,128,590

Capital Goods 1.0%
Beijing Enterprises Holdings Ltd.	113,000	647,932
China Communications Construction Co., Ltd., H Shares	904,000	850,319
China International Marine Containers (Group) Co., Ltd., B Shares	384,200	504,950
China Railway Construction Corp., Ltd., H Shares	339,000	264,705
China Railway Group Ltd., H Shares	452,000	174,141
Citic Pacific Ltd.	226,000	349,446
CITIC Resources Holdings Ltd. *	452,000	70,472
CSR Corp., Ltd., H Shares (c)	480,000	369,238
Metallurgical Corp. of China Ltd., H Shares *(c)	306,000	67,423

2

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shanghai Electric Group Co., Ltd.	452,000	205,591
Shanghai Industrial Holdings Ltd.	226,000	631,915
Shanghai Waigaoqiao Free Trade Zone Development Co., Ltd., B Shares *	45,200	31,776
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares *	700,600	304,761
Weichai Power Co., Ltd., H Shares *(c)	25,000	110,490
Xinjiang Goldwind Science & Technology Co., Ltd. H Shares	90,400	39,138
Zhuzhou CSR Times Electric Co., Ltd., H Shares (c)	74,000	215,015
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (c)	196,500	288,135

		5,125,447

Consumer Durables & Apparel 0.0%
Shanghai Haixin Group Co., B Shares *	113,000	48,929
Weiqiao Textile Co., H Shares (c)	100,000	41,490

		90,419

Consumer Services 0.0%
Shanghai Jinjiang International Hotels Development Co., Ltd., B Shares	22,600	31,188

Diversified Financials 0.1%
China Everbright Ltd.	100,000	130,398
CITIC Securities Co., Ltd., H Shares *(c)	70,000	142,691
Far East Horizon Ltd. *(c)	100,000	67,518

		340,607

Energy 3.5%
China Coal Energy Co., H Shares	678,000	629,003
China Oilfield Services Ltd., H Shares	452,000	624,344
China Petroleum & Chemical Corp., H Shares	3,164,000	2,817,119
China Shenhua Energy Co., Ltd., H Shares	452,000	1,592,893
CNOOC Ltd.	2,712,000	4,892,248
Inner Mongolia Yitai Coal Co., Ltd., B Shares	158,200	806,820
Kunlun Energy Co., Ltd.	452,000	774,606
PetroChina Co., Ltd., H Shares	3,616,000	4,570,757
Yanzhou Coal Mining Co., Ltd., H Shares	452,000	764,122

		17,471,912

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	178,000	564,216
Wumart Stores, Inc., H Shares	80,000	176,888

		741,104

Food, Beverage & Tobacco 0.2%
China Agri-Industries Holdings Ltd.	226,000	163,366
China Foods Ltd. (c)	180,000	165,833
Tsingtao Brewery Co., Ltd., H Shares	80,000	502,522
Yantai Changyu Pioneer Wine Co., Ltd., B Shares	22,600	232,964

		1,064,685

Health Care Equipment & Services 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	176,000	178,475
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares *(c)	113,000	136,284
Sinopharm Group Co., H Shares (c)	198,000	452,085

		766,844

Insurance 1.6%
China Life Insurance Co., Ltd., H Shares	1,356,000	3,197,433
China Pacific Insurance (Group) Co., Ltd., H Shares	196,500	583,612
China Taiping Insurance Holdings Co., Ltd. *	226,000	375,655
New China Life Insurance Co., Ltd., H Shares *(c)	28,800	107,803
PICC Property & Casualty Co., Ltd., H Shares	904,000	1,004,076
Ping An Insurance (Group) Co., of China Ltd., H Shares	359,000	2,643,634

		7,912,213

Materials 0.7%
Aluminum Corp. of China Ltd., H Shares *(c)	452,000	195,690
Angang Steel Co., Ltd., H Shares *(c)	150,000	85,622
Anhui Conch Cement Co., Ltd., H Shares (c)	226,000	694,524
BBMG Corp., H Shares	226,000	179,674
Bengang Steel Plates Co., B Shares	113,000	40,623
China BlueChemical Ltd., H Shares	904,000	631,333
China National Building Material Co., Ltd., H Shares (c)	452,000	548,631
China Resources Cement Holdings Ltd.	100,000	72,801
Jiangxi Copper Co., Ltd., H Shares (c)	229,000	482,736
Maanshan Iron & Steel Co., Ltd., H Shares *(c)	452,000	108,911
Zhaojin Mining Industry Co., Ltd., H Shares	113,000	133,954
Zijin Mining Group Co., Ltd., H Shares (a)(c)	1,356,000	429,819

		3,604,318

Real Estate 0.8%
China Overseas Land & Investment Ltd.	666,000	1,395,358
China Resources Land Ltd. (c)	452,000	851,484
China Vanke Co., Ltd., B Shares *	474,600	621,315
Guangzhou R&F Properties Co., Ltd., H Shares (c)	223,600	296,180
Sino-Ocean Land Holdings Ltd. (c)	904,000	369,248
Yuexiu Property Co., Ltd.	2,260,000	544,554

		4,078,139

Technology Hardware & Equipment 0.3%
Lenovo Group Ltd.	1,356,000	1,153,173
ZTE Corp., H Shares (c)	153,360	305,896

		1,459,069

 3

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 2.6%
China Mobile Ltd.	1,017,000	10,280,272
China Telecom Corp., Ltd., H Shares	3,616,000	1,663,364
China Unicom (Hong Kong) Ltd.	904,000	1,230,051

		13,173,687

Transportation 0.6%
Air China Ltd., H Shares	904,000	557,949
China COSCO Holdings Co., Ltd., H Shares (c)	586,000	279,377
China Merchants Holdings International Co., Ltd.	452,000	1,371,576
Cosco Pacific Ltd.	452,000	559,696
Guangdong Provincial Expressway Development Co., Ltd., B Shares (a)	90,400	30,052
Jiangsu Expressway Co., Ltd., H Shares	96,000	90,176
Shanghai Jinjiang International Industrial Investment Co., Ltd., B Shares	22,600	18,826
Zhejiang Expressway Co., Ltd., H Shares	452,000	311,590

		3,219,242

Utilities 0.3%
China Longyuan Power Group Corp., H Shares	452,000	275,480
China Resources Power Holdings Co., Ltd.	452,000	822,364
Datang International Power Generation Co., Ltd., H Shares	1,356,000	470,005
Huadian Energy Co., Ltd., B Shares *	180,800	51,709
Huaneng Power International, Inc., H Shares	200,000	125,759

		1,745,317

		88,366,745

Colombia 1.4%

Banks 0.3%
Bancolombia S.A. ADR	27,120	1,605,775

Diversified Financials 0.2%
Corporacion Financiera Colombiana S.A.	26,668	473,349
Grupo de Inversiones Suramericana S.A.	29,380	503,571

		976,920

Energy 0.6%
Ecopetrol S.A. ADR	48,590	2,894,020

Food & Staples Retailing 0.1%
Almacenes Exito S.A.	24,860	399,027

Materials 0.1%
Cementos Argos S.A.	45,200	275,632
Inversiones Argos S.A.	49,720	462,915

		738,547

Utilities 0.1%
Interconexion Electrica S.A. ESP	47,460	295,099

		6,909,388

Czech Republic 0.4%

Banks 0.1%
Komercni Banka A/S	2,938	436,266

Telecommunication Services 0.0%
Telefonica Czech Republic A/S	12,204	222,139

Utilities 0.3%
CEZ A/S	36,160	1,273,075

		1,931,480

Egypt 0.5%

Banks 0.1%
Commercial International Bank GDR	137,860	551,440

Capital Goods 0.3%
Orascom Construction Industries GDR	31,414	1,278,236

Telecommunication Services 0.1%
Orascom Telecom Holding SAE GDR - Reg’d *	201,830	501,951
Orascom Telecom Media And Technology Holding SAE GDR - Reg’d *(b)(d)	176,826	190,293

		692,244

		2,521,920

Hungary 0.4%

Banks 0.2%
OTP Bank plc	55,596	758,607

Energy 0.1%
MOL Hungarian Oil & Gas plc *	11,300	692,878

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt.	2,486	362,791

		1,814,276

India 9.2%

Automobiles & Components 0.6%
Bajaj Auto Ltd.	46,782	1,262,904
Hero Motocorp Ltd.	14,465	471,370
Mahindra & Mahindra Ltd.	42,036	486,212
Maruti Suzuki India Ltd.	13,560	266,817
Tata Motors Ltd.	159,330	662,770

		3,150,073

Banks 1.6%
Axis Bank Ltd.	58,308	1,017,528
Bank of Baroda	16,792	201,537
Canara Bank	37,516	265,216
HDFC Bank Ltd.	190,970	1,727,512
Housing Development Finance Corp., Ltd.	192,100	2,228,952
ICICI Bank Ltd.	99,892	1,397,056
State Bank of India	25,990	956,110
Union Bank of India Ltd.	45,428	161,666

		7,955,577

Capital Goods 0.6%
Adani Enterprises Ltd.	39,776	182,669

4

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bharat Heavy Electricals Ltd.	126,560	477,213
Cummins India Ltd.	27,120	204,520
Jaiprakash Associates Ltd.	210,858	234,109
Larsen & Toubro Ltd.	77,518	1,631,595
Siemens Ltd.	13,786	164,968
Suzlon Energy Ltd. *	84,298	27,170

		2,922,244

Consumer Durables & Apparel 0.1%
Titan Industries Ltd.	110,740	441,718

Diversified Financials 0.3%
Bajaj Holdings & Investment Ltd.	25,990	365,107
Infrastructure Development Finance Co., Ltd.	211,536	468,218
Kotak Mahindra Bank Ltd.	56,952	569,951
Power Finance Corp., Ltd.	45,200	120,007
Rural Electrification Corp., Ltd.	45,200	132,403
Shriram Transport Finance Co., Ltd.	9,040	84,029

		1,739,715

Energy 1.2%
Bharat Petroleum Corp., Ltd.	33,222	415,885
Cairn India Ltd. *	41,584	245,842
Coal India Ltd.	79,100	453,549
Hindustan Petroleum Corp., Ltd.	62,828	325,622
Indian Oil Corp., Ltd.	62,376	285,736
Oil & Natural Gas Corp., Ltd.	205,208	926,327
Reliance Industries Ltd.	268,036	3,426,966
The Great Eastern Shipping Co., Ltd.	53,788	236,387

		6,316,314

Food, Beverage & Tobacco 0.9%
ITC Ltd.	982,648	4,042,055
Nestle India Ltd.	5,876	469,410

		4,511,465

Household & Personal Products 0.3%
Colgate-Palmolive (India) Ltd.	18,080	386,342
Hindustan Unilever Ltd.	125,204	945,760

		1,332,102

Materials 0.7%
Asian Paints Ltd.	2,260	158,964
Hindalco Industries Ltd.	295,834	614,768
Jindal Steel & Power Ltd.	77,518	609,294
JSW Steel Ltd.	37,968	429,255
Sesa Goa Ltd.	77,970	257,829
Sterlite Industries (India) Ltd. ADR	101,022	673,817
Tata Chemicals Ltd.	60,568	330,033
Tata Steel Ltd.	44,296	321,586
Ultratech Cement Ltd.	15,820	405,659

		3,801,205

Media 0.1%
Zee Entertainment Enterprises Ltd.	118,424	272,139

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Cipla Ltd.	117,972	648,076
Dr. Reddys Laboratories Ltd.	18,532	554,401
Lupin Ltd.	70,060	671,189
Piramal Healthcare Ltd.	14,690	116,144
Sun Pharmaceutical Industries Ltd.	64,410	648,946

		2,638,756

Real Estate 0.1%
DLF Ltd.	89,722	296,530

Software & Services 1.3%
HCL Technologies Ltd.	44,296	397,704
Infosys Ltd.	94,920	4,174,908
Mphasis Ltd.	13,560	90,549
Tata Consultancy Services Ltd.	55,144	1,221,598
Wipro Ltd. ADR (c)	71,444	614,418

		6,499,177

Telecommunication Services 0.4%
Bharti Airtel Ltd.	275,720	1,480,293
Idea Cellular Ltd. *	299,224	404,951
Reliance Communications Ltd.	45,200	52,277

		1,937,521

Transportation 0.0%
Adani Ports & Special Economic Zone Ltd.	67,800	149,949
Container Corp. Of India Ltd.	4,520	70,186

		220,135

Utilities 0.5%
GAIL India Ltd.	75,032	430,224
NHPC Ltd.	226,000	73,445
NTPC Ltd.	265,098	689,682
Power Grid Corp. of India Ltd.	217,186	409,949
Reliance Infrastructure Ltd.	20,340	162,952
Reliance Power Ltd. *	126,108	211,200
Tata Power Co., Ltd.	226,000	377,689
Torrent Power Ltd.	11,300	39,882

		2,395,023

		46,429,694

Indonesia 3.2%

Automobiles & Components 0.7%
PT Astra International Tbk	488,000	3,338,128

Banks 0.9%
Bank Danamon Indonesia Tbk PT	226,000	127,426
PT Bank Central Asia Tbk	2,147,000	1,598,830
PT Bank Mandiri (Persero) Tbk	1,469,459	1,078,645
PT Bank Negara Indonesia (Persero) Tbk	678,316	266,997
PT Bank Rakyat Indonesia (Persero) Tbk	2,260,000	1,358,404

		4,430,302

Capital Goods 0.2%
PT United Tractors Tbk	452,000	1,110,766

Energy 0.2%
PT Adaro Energy Tbk	1,582,000	247,398
PT Bumi Resources Tbk	3,729,000	563,317
PT Tambang Batubara Bukit Asam (Persero) Tbk	226,000	360,638

		1,171,353

Food, Beverage & Tobacco 0.3%
Charoen Pokphand Indonesia Tbk PT	1,243,000	347,114
PT Astra Agro Lestari Tbk	101,700	221,252
PT Gudang Garam Tbk	85,880	494,267

 5

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PT Indofood Sukses Makmur Tbk	814,400	409,366

		1,471,999

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	268,000	585,894

Materials 0.2%
PT Aneka Tambang (Persero) Tbk	791,000	96,771
PT Indocement Tunggal Prakarsa Tbk	226,000	427,958
PT Semen Gresik (Persero) Tbk	452,000	526,532
Vale Indonesia Tbk	565,000	150,266

		1,201,527

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	1,130,000	465,824

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	1,808,000	1,500,255

Transportation 0.0%
Jasa Marga Persero Tbk PT	226,000	123,819

Utilities 0.2%
PT Perusahaan Gas Negara (Persero) Tbk	1,808,000	711,659

		16,111,526

Malaysia 5.2%

Automobiles & Components 0.1%
UMW Holdings Berhad	208,200	524,480

Banks 1.6%
Alliance Financial Group Berhad	365,000	471,822
CIMB Group Holdings Berhad	909,200	2,149,917
Hong Leong Bank Berhad	118,600	459,181
Malayan Banking Berhad	864,400	2,384,646
Public Bank Berhad - Foreign Market	589,741	2,562,191
RHB Capital Berhad	118,600	277,827

		8,305,584

Capital Goods 0.6%
Gamuda Berhad	499,400	533,764
IJM Corp. Berhad	234,500	383,717
Sime Darby Berhad	745,800	2,276,139

		3,193,620

Consumer Services 0.5%
Berjaya Sports Toto Berhad	208,200	273,727
Genting Berhad	477,000	1,503,901
Genting Malaysia Berhad	534,700	622,068

		2,399,696

Diversified Financials 0.2%
AMMB Holdings Berhad	454,600	890,066

Energy 0.0%
Petronas Dagangan Berhad	22,600	147,496

Food, Beverage & Tobacco 0.6%
British American Tobacco Malaysia Berhad	22,600	387,907
IOI Corp. Berhad	819,600	1,356,633
Kuala Lumpur Kepong Berhad	96,200	678,185
PPB Group Berhad	96,200	515,614

		2,938,339

Materials 0.2%
Lafarge Malayan Cement Berhad	67,800	150,275
Petronas Chemicals Group Berhad	474,600	1,002,544

		1,152,819

Real Estate 0.1%
SP Setia Berhad	375,800	462,085
UEM Land Holdings Berhad *	226,000	143,221

		605,306

Telecommunication Services 0.8%
Axiata Group Berhad	1,110,800	1,880,664
Digi.com Berhad	949,200	1,197,068
Maxis Berhad	387,400	756,051

		3,833,783

Transportation 0.1%
AirAsia Berhad	293,800	326,058

Utilities 0.4%
Petronas Gas Berhad	135,600	735,342
Tenaga Nasional Berhad	226,250	475,790
YTL Corp. Berhad	813,600	471,987
YTL Power International Berhad	406,800	212,907

		1,896,026

		26,213,273

Mexico 5.6%

Banks 0.4%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	361,600	1,618,155
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	361,600	747,365

		2,365,520

Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	35,160	439,282
Grupo Carso S.A.B. de C.V., Series A1	158,200	441,926

		881,208

Diversified Financials 0.0%
Inmuebles Carso S.A.B. de C.V., Series B1 *	203,400	154,045

Food & Staples Retailing 0.5%
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,175,200	2,821,865

Food, Beverage & Tobacco 0.8%
Fomento Economico Mexicano S.A.B. de C.V.	361,600	2,847,105
Grupo Bimbo S.A.B. de C.V., Series A	271,200	595,545
Grupo Modelo S.A.B. de C.V., Series C	113,000	786,787

		4,229,437

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	271,200	471,552

6

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 1.3%
Cemex S.A.B. de C.V., Series CPO *	1,694,523	952,158
Grupo Mexico S.A.B. de C.V., Series B	1,310,800	3,466,786
Industrias Penoles S.A.B. de C.V.	28,250	1,080,600
Mexichem S.A.B. de C.V.	113,000	393,906
Minera Frisco S.A.B. de C.V., Series A1 *	135,600	531,466

		6,424,916

Media 0.4%
Grupo Televisa S.A.B., Series CPO	497,200	1,893,527

Retailing 0.1%
Grupo Elektra S.A.B. de C.V.	10,170	363,460

Telecommunication Services 1.7%
America Movil S.A.B. de C.V., Series L	7,232,000	8,480,738

Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	90,400	322,066

		28,408,334

Morocco 0.1%

Telecommunication Services 0.1%
Maroc Telecom S.A.	41,584	529,590

Pakistan 0.0%

Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg’d (a)(b)	9,984	174,720

Peru 0.6%

Banks 0.3%
Credicorp Ltd.	9,718	1,212,515

Materials 0.3%
Companhia de Minas Buenaventura S.A. ADR	43,618	1,707,208

		2,919,723

Philippines 1.0%

Banks 0.2%
Bank of the Philippine Islands	391,219	602,498
BDO Unibank, Inc.	181,568	294,232

		896,730

Capital Goods 0.4%
Aboitiz Equity Ventures, Inc.	316,400	378,182
DMCI Holdings, Inc.	158,200	210,727
San Miguel Corp.	146,900	395,065
SM Investments Corp.	49,720	804,571

		1,788,545

Consumer Services 0.0%
Jollibee Foods Corp.	72,320	175,543

Diversified Financials 0.0%
Ayala Corp.	22,600	229,610

Real Estate 0.2%
Ayala Land, Inc.	904,000	408,104
SM Prime Holdings, Inc.	1,130,000	330,909

		739,013

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	9,040	486,234

Utilities 0.1%
Aboitiz Power Corp.	452,000	367,273
Energy Development Corp.	1,356,000	187,013

		554,286

		4,869,961

Poland 1.3%

Banks 0.4%
Bank Handlowy w Warszawie S.A.	9,718	196,982
Bank Pekao S.A.	20,340	805,160
BRE Bank S.A. *	1,356	103,053
Get Bank S.A. *	334,768	144,736
Powszechna Kasa Oszczednosci Bank Polski S.A.	101,022	907,566

		2,157,497

Energy 0.2%
Polski Koncern Naftowy Orlen S.A. *	48,138	449,357
Polskie Gornictwo Naftowe I Gazownictwo S.A.	248,600	268,704

		718,061

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	11,300	939,036

Materials 0.2%
KGHM Polska Miedz S.A.	25,764	925,839

Real Estate 0.0%
Globe Trade Centre S.A. *	31,866	51,709

Telecommunication Services 0.1%
Telekomunikacja Polska S.A.	109,158	491,862

Utilities 0.2%
Polska Grupa Energetyczna S.A.	179,444	931,994
Tauron Polska Energia S.A.	98,536	118,676

		1,050,670

		6,334,674

Russia 5.7%

Banks 0.8%
Sberbank of Russia ADR	363,860	3,510,529
VTB Bank OJSC GDR - Reg’d	211,988	665,642

		4,176,171

Energy 3.6%
Gazprom OAO ADR	771,564	6,762,758
LUKOIL OAO ADR	105,994	5,501,089
NovaTek OAO GDR - Reg’d	16,272	1,545,840
Rosneft Oil Co. OJSC GDR - Reg’d	336,062	2,066,781
Surgutneftegas OJSC ADR	123,396	927,321
Tatneft ADR *	45,878	1,397,903

		18,201,692

 7

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.7%
Mining & Metallurgical Co., Norilsk Nickel ADR	85,880	1,272,742
Novolipetsk Steel OJSC GDR - Reg’d *	13,108	206,844
Severstal OAO GDR - Reg’d	50,624	553,320
Uralkali OJSC GDR - Reg’d	42,036	1,454,446

		3,487,352

Telecommunication Services 0.4%
Mobile TeleSystems OJSC ADR	82,490	1,372,633
Rostelecom OJSC ADR *	41,584	798,413

		2,171,046

Utilities 0.2%
Federal Hydrogenerating Co. JSC ADR	427,592	1,004,841

		29,041,102

South Africa 10.2%

Banks 1.1%
ABSA Group Ltd.	61,924	1,084,952
Nedbank Group Ltd.	44,070	849,197
Standard Bank Group Ltd.	265,550	3,535,993

		5,470,142

Capital Goods 0.5%
Aveng Ltd.	89,044	400,429
Barloworld Ltd.	40,002	395,240
Bidvest Group Ltd.	59,664	1,247,109
Reunert Ltd.	38,872	308,477

		2,351,255

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	301,967	914,581

Consumer Services 0.0%
Sun International Ltd.	18,080	174,226

Diversified Financials 1.0%
African Bank Investments Ltd.	135,600	575,262
FirstRand Ltd.	733,144	2,205,092
Investec Ltd.	57,178	293,861
Remgro Ltd.	87,010	1,340,828
RMB Holdings Ltd.	165,658	646,278

		5,061,321

Energy 0.9%
Sasol Ltd.	105,316	4,442,652

Food & Staples Retailing 0.5%
Clicks Group Ltd.	22,600	123,516
Massmart Holdings Ltd.	17,914	342,009
Pick n Pay Stores Ltd.	47,912	252,899
Shoprite Holdings Ltd.	92,886	1,495,281
The Spar Group Ltd.	40,228	515,977

		2,729,682

Food, Beverage & Tobacco 0.3%
AVI Ltd.	87,914	499,884
Tiger Brands Ltd.	28,476	803,260

		1,303,144

Health Care Equipment & Services 0.2%
Life Healthcare Group Holdings Ltd.	132,210	450,929
Mediclinic International Ltd.	45,200	197,139
Netcare Ltd.	251,086	446,079

		1,094,147

Insurance 0.5%
Discovery Holdings Ltd.	72,772	422,626
MMI Holdings Ltd.	251,990	491,247
Sanlam Ltd.	376,290	1,470,209

		2,384,082

Materials 2.0%
AECI Ltd.	27,572	259,221
African Rainbow Minerals Ltd.	16,272	319,689
Anglo American Platinum Ltd.	17,628	980,347
AngloGold Ashanti Ltd.	63,054	2,272,103
ArcelorMittal South Africa Ltd.	28,476	174,788
Exxaro Resources Ltd.	15,142	334,577
Gold Fields Ltd.	130,628	1,742,307
Harmony Gold Mining Co., Ltd.	91,530	903,508
Impala Platinum Holdings Ltd.	102,152	1,598,865
Kumba Iron Ore Ltd.	16,272	997,839
Nampak Ltd.	145,318	390,398
Pretoria Portland Cement Co., Ltd.	106,446	346,519

		10,320,161

Media 0.7%
Naspers Ltd., N Shares	68,026	3,566,770

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Aspen Pharmacare Holdings Ltd. *	74,128	1,017,980

Real Estate 0.2%
Fountainhead Property Trust	298,022	246,109
Growthpoint Properties Ltd.	358,888	867,740

		1,113,849

Retailing 0.7%
Imperial Holdings Ltd.	40,460	781,336
Mr. Price Group Ltd.	45,200	550,131
The Foschini Group Ltd.	49,946	694,354
Truworths International Ltd.	82,490	792,304
Woolworths Holdings Ltd.	156,166	889,245

		3,707,370

Telecommunication Services 1.2%
MTN Group Ltd.	306,884	4,819,785
Telkom South Africa Ltd.	85,880	229,814
Vodacom Group Ltd.	75,484	894,914

		5,944,513

		51,595,875

Taiwan 13.2%

Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	273,600	659,984
China Motor Corp.	50,000	44,559
Yulon Motor Co., Ltd.	242,000	419,170

		1,123,713

Banks 1.2%
Chang Hwa Commercial Bank	960,520	498,796
China Development Financial Holding Corp.	2,509,268	630,512

8

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chinatrust Financial Holding Co., Ltd.	2,040,380	1,138,178
E.Sun Financial Holding Co., Ltd.	942,946	473,874
First Financial Holding Co., Ltd.	1,042,071	609,225
Hua Nan Financial Holdings Co., Ltd.	1,370,160	752,835
Mega Financial Holding Co., Ltd.	1,603,280	1,114,582
SinoPac Financial Holdings Co., Ltd.	452,000	168,092
Taishin Financial Holding Co., Ltd.	452,000	169,606
Taiwan Cooperative Financial Holding *	904,000	533,047

		6,088,747

Capital Goods 0.2%
Far Eastern New Century Corp.	695,449	703,650
Taiwan Glass Industrial Corp.	241,700	226,331
Walsin Lihwa Corp.	904,000	238,660

		1,168,641

Commercial & Professional Services 0.0%
Taiwan Secom Co., Ltd.	48,000	102,600

Consumer Durables & Apparel 0.2%
Formosa Taffeta Co., Ltd.	226,000	206,707
Giant Manufacturing Co. Ltd.	38,000	178,873
Pou Chen Corp.	680,580	589,420
Tatung Co., Ltd. *	452,000	99,189

		1,074,189

Diversified Financials 0.5%
Capital Securities Corp.	697,629	229,754
Fubon Financial Holding Co., Ltd.	1,183,952	1,176,098
KGI Securities Co., Ltd.	458,019	207,925
Yuanta Financial Holding Co., Ltd. *	1,837,316	809,458

		2,423,235

Energy 0.2%
Formosa Petrochemical Corp.	266,000	726,313

Food & Staples Retailing 0.1%
President Chain Store Corp.	111,000	585,718

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	725,658	1,091,599

Insurance 0.3%
Cathay Financial Holding Co., Ltd.	1,156,716	1,133,541
Shin Kong Financial Holding Co., Ltd. *	1,381,151	383,139

		1,516,680

Materials 2.1%
Asia Cement Corp.	461,813	551,582
China Steel Corp.	1,882,719	1,766,153
Feng Hsin Iron & Steel Co.	60,000	104,329
Formosa Chemicals & Fibre Corp.	708,000	1,873,894
Formosa Plastics Corp.	1,130,000	2,956,748
Nan Ya Plastics Corp.	1,356,000	2,380,541
Oriental Union Chemical Corp.	83,000	98,717
Taiwan Cement Corp.	519,690	587,629
Taiwan Fertilizer Co., Ltd.	82,000	190,659

		10,510,252

Real Estate 0.0%
Cathay Real Estate Development Co. Ltd.	226,000	99,568

Retailing 0.1%
Hotai Motor Co., Ltd.	50,000	327,493

Semiconductors & Semiconductor Equipment 3.5%
Advanced Semiconductor Engineering, Inc.	1,130,015	1,069,516
Epistar Corp.	89,000	197,095
Inotera Memories, Inc. *	573,000	147,435
Macronix International Co., Ltd.	678,000	195,577
MediaTek, Inc.	226,099	1,999,804
MStar Semiconductor, Inc.	72,255	438,159
Novatek Microelectronics Corp.	41,000	121,703
Siliconware Precision Industries Co. ADR	143,962	751,482
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	848,630	11,651,690
United Microelectronics Corp. ADR	431,886	911,279

		17,483,740

Technology Hardware & Equipment 3.6%
Acer, Inc.	452,086	462,719
Advantech Co., Ltd.	47,500	162,322
Asustek Computer, Inc.	98,816	989,882
AU Optronics Corp. ADR	158,200	631,218
Catcher Technology Co., Ltd.	108,000	685,674
Cheng Uei Precision Industry Co., Ltd.	70,228	147,289
Chicony Electronics Co., Ltd.	83,050	157,764
Chimei Innolux Corp. *	904,000	380,099
Compal Communications, Inc.	226,000	275,610
Compal Electronics, Inc.	681,610	703,350
Delta Electronics, Inc.	336,000	936,585
Foxconn Technology Co., Ltd.	242,817	874,525
Hon Hai Precision Industry Co., Ltd.	1,808,164	5,300,668
HTC Corp.	132,750	1,912,440
Inventec Corp.	684,450	227,707
Largan Precision Co., Ltd.	12,000	226,749
Lite-On Technology Corp.	452,692	579,363
Nan Ya Printed Circuit Board Corp.	30,000	48,998
Pegatron Corp.	252,441	350,565
Quanta Computer, Inc.	452,000	1,181,185
Synnex Technology International Corp.	232,053	518,559
TPK Holding Co., Ltd. *	25,000	372,722
Unimicron Technology Corp.	452,000	488,374
Wistron Corp.	472,468	599,924
Yageo Corp.	328,000	99,121

		18,313,412

Telecommunication Services 0.7%
Chunghwa Telecom Co. Ltd. ADR	65,540	1,955,714
Far EasTone Telecommunications Co., Ltd.	310,000	689,627
Taiwan Mobile Co., Ltd.	287,600	910,553

		3,555,894

Transportation 0.1%
China Airlines Ltd.	346,000	139,105
Eva Airways Corp.	276,000	164,594
Evergreen Marine Corp. Ltd.	321,199	157,651
U-Ming Marine Transport Corp.	30,000	46,134

 9

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yang Ming Marine Transport Corp.	241,200	99,799

		607,283

		66,799,077

Thailand 2.5%

Banks 0.7%
Bangkok Bank PCL NVDR	90,400	511,457
Kasikornbank PCL NVDR	271,200	1,321,263
Krung Thai Bank PCL NVDR	768,400	362,282
Siam Commercial Bank PCL NVDR	339,000	1,497,077

		3,692,079

Energy 0.6%
Banpu PCL NVDR	22,600	319,660
IRPC PCL NVDR	2,734,600	314,589
PTT Exploration & Production PCL NVDR	226,000	1,115,260
PTT PCL NVDR	135,600	1,334,050

		3,083,559

Food & Staples Retailing 0.3%
Big C Supercenter PCL	45,200	306,874
CP ALL PCL NVDR	1,039,600	1,119,167

		1,426,041

Food, Beverage & Tobacco 0.2%
Charoen Pokphand Foods PCL NVDR	700,600	836,800

Health Care Equipment & Services 0.0%
Bangkok Dusit Medical Services PCL	22,600	63,577

Materials 0.3%
Indorama Ventures PCL NVDR	226,000	198,900
PTT Global Chemical PCL NVDR	233,014	397,329
Siam Cement PCL NVDR	67,800	728,826

		1,325,055

Media 0.1%
BEC World PCL NVDR	158,200	268,515

Real Estate 0.0%
Central Pattana PCL NVDR	90,400	129,285
Land & Houses PCL NVDR	452,000	101,581

		230,866

Telecommunication Services 0.2%
Advanced Info Service PCL NVDR	203,400	1,144,385
Total Access Communication PCL NVDR	67,800	164,092

		1,308,477

Transportation 0.0%
Airports of Thailand PCL NVDR	67,800	120,406
Thai Airways International PCL NVDR *	67,800	45,818

		166,224

Utilities 0.1%
Electricity Generating PCL NVDR	45,200	147,754
Glow Energy PCL NVDR	101,100	209,731

		357,485

		12,758,678

Turkey 1.6%

Automobiles & Components 0.0%
Ford Otomotiv Sanayi A/S	15,820	137,093

Banks 0.7%
Akbank T.A.S.	271,012	828,894
Turkiye Garanti Bankasi A/S	272,556	874,566
Turkiye Halk Bankasi A/S	85,202	523,469
Turkiye Is Bankasi, C Shares	272,556	549,894
Turkiye Vakiflar Bankasi Tao, D Shares	143,284	228,344
Yapi ve Kredi Bankasi A/S *	175,602	274,194

		3,279,361

Capital Goods 0.1%
Dogan Sirketler Grubu Holdings A/S *	291,540	111,069
Enka Insaat ve Sanayi A/S	43,109	92,989
Koc Holding A/S	154,132	482,993

		687,051

Consumer Durables & Apparel 0.1%
Arcelik A/S	33,674	141,298
Turkiye Sise ve Cam Fabrikalari A/S	63,280	86,585

		227,883

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	124,978	493,568

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	21,244	395,550

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	16,272	659,210

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	42,488	490,163

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	327,213	377,489

Real Estate 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	140,120	154,131

Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	45,200	154,737
Turkcell Iletisim Hizmetleri A/S *	132,662	579,438

		734,175

Transportation 0.0%
Turk Hava Yollari Anonim Ortakligi *	164,076	221,861

		7,857,535

United Arab Emirates 0.2%

Banks 0.0%
Abu Dhabi Commercial Bank PJSC	90,400	72,605
First Gulf Bank PJSC	67,800	160,594

		233,199

Diversified Financials 0.0%
Dubai Financial Market *	248,611	63,963

10

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.0%
Dana Gas PJSC *	452,000	47,994

Real Estate 0.1%
Aldar Properties PJSC	189,172	54,079
Emaar Properties PJSC	486,448	385,397

		439,476

Transportation 0.1%
DP World Ltd.	46,644	480,433

		1,265,065

Total Common Stock
(Cost $541,063,107)		474,510,008

Preferred Stock 5.1% of net assets

Brazil 5.1%

Banks 1.6%
Banco do Estado do Rio Grande do Sul	22,600	178,687
Itau Unibanco Holding S.A. ADR	384,200	5,559,374
Itausa - Investimentos Itau S.A.	513,359	2,234,919

		7,972,980

Food & Staples Retailing 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR (c)	22,600	866,032

Food, Beverage & Tobacco 1.3%
Companhia de Bebidas das Americas ADR	177,410	6,803,673

Materials 1.6%
Bradespar S.A.	45,200	704,920
Klabin S.A.	113,000	474,637
Metalurgica Gerdau S.A.	45,200	445,601
Usinas Siderurgicas de Minas Gerais S.A., A Shares	90,400	379,710
Vale S.A. ADR	345,554	6,261,439

		8,266,307

Retailing 0.1%
Lojas Americanas S.A.	92,742	556,823

Telecommunication Services 0.0%
Oi S.A.	8,927	35,291

Utilities 0.3%
AES Tiete S.A.	22,600	303,768
Centrais Eletricas Brasileiras S.A. ADR	49,268	442,427
Cia de Transmissao de Energia Electrica Paulista	4,311	126,966
Companhia Energetica de Sao Paulo, B Shares	22,600	388,533
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	22,600	268,030

		1,529,724

Total Preferred Stock
(Cost $31,806,380)		26,030,830

Other Investment Company 0.3% of net assets

United States 0.3%
State Street Institutional U.S. Government Money Market Fund	1,422,894	1,422,894

Total Other Investment Company
(Cost $1,422,894)		1,422,894

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Corporate Bonds 0.0% of net assets

India 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dr. Reddy’s Laboratories Ltd. 9.25%, 03/24/14	285,360	249

Total Corporate Bond
(Cost $620)		249

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Brazil 0.0%

Diversified Financials 0.0%
CETIP S.A. *	13	16

Chile 0.0%

Banks 0.0%
Corpbanca S.A. *	4,896,841	1,166

Philippines 0.0%

Real Estate 0.0%
Ayala Land, Inc. *(a)	904,000	—

Poland 0.0%

Real Estate 0.0%
Globe Trade Centre S.A. *(a)	31,866	5,423

Total Rights
(Cost $—)		6,605

End of Investments

 11

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.1% of net assets

State Street Institutional U.S. Government Money Market Fund	5,473,710	5,473,710

Total Collateral Invested for Securities on Loan
(Cost $5,473,710)		5,473,710

End of Collateral Invested for Securities on Loan

At 05/31/12, the tax basis cost of the fund’s investments was $574,951,075 and the unrealized appreciation and depreciation were $20,701,168 and ($93,681,657), respectively, with a net unrealized depreciation of ($72,980,489).

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $365,013 or 0.1% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $190,293 or 0.0% of net assets.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs

12

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$385,968,543	$—	$—	$385,968,543
China(a)	81,543,185	—	—	81,543,185
Materials	3,174,499	—	429,819	3,604,318
Transportation	3,189,190	—	30,052	3,219,242
Pakistan(a)	—	—	174,720	174,720
Preferred Stock(a)	26,030,830	—	—	26,030,830
Other Investment Company(a)	1,422,894	—	—	1,422,894
Corporate Bonds(a)	—	249	—	249
Rights(a)	—	—	5,423	5,423
Brazil(a)	16	—	—	16
Chile(a)	1,166	—	—	1,166

Total	$501,330,323	$249	$640,014	$501,970,586

Other Financial Instruments
Collateral Invested for Securities on Loan	$5,473,710	$—	$—	$5,473,710

(a)	As categorized in Portfolio Holdings.

 13

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	may 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock
China	$—	$—	($176,968)	$210,674	$—	$426,165	$—	$459,871
Pakistan	—	—	25,958	—	—	148,762	—	174,720
Rights
Poland	—	—	5,423	—	—	—	—	5,423

Total	$—	$—	($145,587)	$210,674	$—	$574,927	$—	$640,014

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 for the year ended May 31, 2012.

REG56692MAY12

14

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 23, 2012

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	July 23, 2012